As filed with the Securities and Exchange Commission on November 3, 2025

1933 Act Registration File No. 333-205411

1940 Act File No. 811-23063

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No.__

Post-Effective Amendment No. 55

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No. 57

HORIZON FUNDS

(Exact Name of Registrant as Specified in Charter)

6210 Ardrey Kell Road, Suite 300

Charlotte, North Carolina 28277

(Address of Principal Office)

Registrant’s Telephone Number, including Area Code:  (704) 544-2399

Matthew S. Chambers

Horizon Funds

6210 Ardrey Kell Road, Suite 300

Charlotte, North Carolina 28277

(Name and Address of Agent for Service)

With copy to: Jeffrey T. Skinner, Esq.

Kilpatrick Townsend & Stockton LLP

1001 West Fourth Street

Winston-Salem, NC 27101

It is proposed that this filing become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on ______________ pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on ________________ pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 55 to the Registration Statement of Horizon Funds on Form N-1A (File Nos. 333-205411; 811-23063) is being filed to finalize the registration of Horizon Small/Mid Cap Core Equity ETF, Horizon International Equity ETF, and Horizon International Managed Risk ETF, each a new series of the Registrant, and to make other permissible changes pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

Horizon Small/Mid Cap Core Equity ETF SMOX

Horizon International Equity ETF FRGN

Horizon International Managed Risk ETF SFTX

Listed on: NYSE Arca, Inc.

November 3, 2025

The Prospectus provides important information about the Funds that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission nor has the U.S. Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

SUMMARY SECTIONS	2
Horizon Small/Mid Cap Core Equity ETF	2
Horizon International Equity ETF	8
Horizon International Managed Risk ETF	14
ADDITIONAL INFORMATION ABOUT THE FUNDS’ PRINCIPAL INVESTMENT STRATEGIES	22
PRINCIPAL INVESTMENT RISKS	23
MANAGEMENT OF THE FUNDS	35
Investment Adviser	35
Multi-Manager Structure	35
Sub-Adviser	35
Portfolio Managers	36
HOW TO PURCHASE SHARES	37
Dividends, Distributions and Taxes	39
HOUSEHOLDING	43
ADDITIONAL INFORMATION	43
FINANCIAL HIGHLIGHTS	44
PRIVACY NOTICE	45

SUMMARY SECTIONS

Horizon Small/Mid Cap Core Equity ETF

Investment Objective

The Horizon Small/Mid Cap Core Equity ETF (the “Small/Mid Cap Core Equity Fund” or the “Fund”) seeks capital appreciation.

Fees and Expenses of the Small/Mid Cap Core Equity Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Small/Mid Cap Core Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.75%

(1)	“Other Expenses” are estimated for the current fiscal year.

Example: This Example is intended to help you compare the cost of investing in the Small/Mid Cap Core Equity Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Small/Mid Cap Core Equity Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Small/Mid Cap Core Equity Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$77	$240

Portfolio Turnover

The Small/Mid Cap Core Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Small/Mid Cap Core Equity Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies of the Small/Mid Cap Core Equity Fund

The Small/Mid Cap Core Equity Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in equity securities of U.S. small- and mid-capitalization companies, including common stocks and Real Estate Investment Trusts (REITs). Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in the equity securities of small and mid-cap issuers. The Fund’s investment adviser, Horizon Investments, LLC (“Horizon”), generally considers small and mid-cap issuers to be those that are within the range of the S&P 600 and S&P 400 indices, respectively, when purchased.

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The Fund’s investment adviser, Horizon Investments, LLC (“Horizon”), employs a flexible approach that combines active management and quantitative models to allocate the Fund’s portfolio among issuers, sectors, and/or factors (such as growth, value, momentum, quality, size, and volatility). Horizon selects securities believed to offer the highest projected return for a given level of risk, using a multi-disciplinary approach that includes economic, quantitative, and fundamental analysis.

The Fund may engage in frequent trading to achieve its objective and, depending on Horizon’s outlook and market conditions, may focus its investments in particular sectors or areas of the economy.

Options: The Fund may, at times, seek to generate income through the use of an options strategy involving primarily put spreads on broad-based securities indices (including, without limitation, the S&P 500) or ETFs that track broad-based securities indices. Put spread transactions consist of a sold put option on a portion of the Fund’s portfolio, and purchased put option of the same maturity with a lower strike price. The Fund seeks to generate income from the sold put options while the purchased put options with a lower strike are used to hedge against a decline of the option’s reference asset. The use of this strategy is expected to increase the Fund’s volatility. Options purchased by the Fund will generally be exchange-traded (including Flexible Exchange Options (“FLEX Options”)). FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”). Terms that can be customized for FLEX Options include exercise price, exercise styles, and expiration dates.

During periods where the U.S. equity market is relatively stable or rising in value such that the option premiums received by the Fund exceed the change in value of the sold put option, the strategy may outperform an otherwise similar strategy that does not sell put options. Alternatively, during periods of falling markets where gains in the sold put options exceed the premiums received, the strategy would be expected to underperform an otherwise similar strategy with no sold put options. In those cases, however, losses will be hedged at values of the reference asset below the strike price of the long-put option.

The Fund’s use of options may be opportunistic and vary based on Horizon’s market outlook, risk assessment, and portfolio management objectives. The Fund may also use options for hedging purposes, to manage portfolio risk, or to enhance return potential in a cost-effective manner. The Fund’s investment strategies, including its use of options, are subject to change based on Horizon’s ongoing assessment of market conditions and the investment opportunities available.

Principal Risks of the Small/Mid Cap Core Equity Fund

Many factors affect the Small/Mid Cap Core Equity Fund’s performance. The Small/Mid Cap Core Equity Fund is not federally insured or guaranteed by any government agency. You may lose money by investing in the Fund and there is no guarantee that the Fund will achieve its investment objective. The principal risks affecting shareholders’ investments in the Fund are set forth below.

Management Risk. The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets. Horizon may allocate the Fund’s investments so as to under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the Fund’s value may be adversely affected.

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, trade disputes, the spread of infectious illness or other public health issues, geopolitical factors or other external factors, experience periods of high volatility and reduced liquidity, and, in extreme cases, may lead to trading restrictions and halts. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.

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Equity Securities Risk. Equity securities typically have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may decline due to factors affecting equity markets generally, particular industries, or specific companies.

Smaller and Medium Issuer Risk. Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In addition, small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

REIT Risk. Investments in REITs involve risks similar to those associated with direct investments in real estate, including sensitivity to changes in interest rates, property values, and rental income. REITs are also subject to risks related to the management and operation of properties, as well as the risk that the Fund may experience delays or losses if a REIT is liquidated or declares bankruptcy. Additionally, REITs may fail to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”), which could adversely affect their value.

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk. Option positions may expire worthless, exposing the Fund to potentially significant losses. If the Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Fund utilizes options combinations, such as spreads, straddles, collars, or other strategies, the premium received for writing the call option may offset, in part, the premium paid to purchase the corresponding put option; however, these strategies may limit upside gains while not fully protecting against downside risks, and the cost of implementing them may reduce the Fund’s overall returns. To the extent a Fund writes options on individual securities that it does not hold in its portfolio (i.e., “naked” options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position. Naked call options, in particular, have speculative characteristics and the potential for unlimited loss.

FLEX Options. FLEX Options are guaranteed for settlement by the OCC. Although unlikely, it is possible the OCC is unable to meet its settlement obligations, which could result in substantial loss for the Fund. FLEX Options may be less liquid than more traditional exchange-traded option contracts, meaning that the Fund may have more difficulty closing out certain FLEX Options positions at desired times and prices. Upon expiration, the FLEX Options held by the Fund will be exercisable at the strike price. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary due to factors other than the value of underlying asset, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and underlying asset, and the remaining time to expiration.

Sector and Focus Risk. To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Fund’s performance.

Frequent Trading and Portfolio Turnover Risk. The Fund may engage in frequent trading to achieve its investment objectives, which could result in higher transaction costs and taxable gains, negatively impacting performance. As an ETF, the Fund may also experience active trading of its shares in the market, which could lead to more frequent creation or redemption activities. In certain circumstances, this activity could increase the number of portfolio transactions, resulting in high portfolio turnover. High levels of portfolio turnover may increase brokerage and other transaction costs and could lead to increased taxable capital gains. These factors, in combination with the Fund’s pursuit of its investment objectives, could have a negative impact on the Fund’s overall performance.

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Quantitative Model Risk. The Fund’s strategy relies heavily on quantitative models and the analysis of specific metrics to construct the Fund’s portfolio. The impact of these metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that Horizon may not be successful in selecting companies for investment or determining the weighting of particular stocks in the Fund’s portfolio. Any of these factors could cause the Fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

ETF Risks. The Fund is an ETF. As result of this structure, the Fund is exposed directly or indirectly to the following risks:

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Only an Authorized Participant (an “Authorized Participant” or an “AP”) may engage in creation and redemption transactions directly with an ETF. The Fund has a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent that: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform such functions, Fund shares may trade at a material discount to NAV, the bid-ask spread could widen, and shares could face trading halts and/or delisting.

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Fund shares (the “bid” price) and the price at which an investor is willing to sell Fund shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread”. The bid/ask spread varies over time for Fund shares based on trading volume and market liquidity and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Fund shares, including bid/ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the exchange and there may be times when the market price of Fund shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Fund shares or during periods of market volatility. If an investor buys Fund shares when the shares’ market price is at a premium, the investor may pay more than the shares’ underlying value. If an investor sells Fund shares when the shares’ market price is at a discount, the investor may receive less than the shares’ underlying value. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Fund shares in the secondary market, in which case such premiums or discounts may be significant.

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Trading. Although Fund shares are listed for trading on the NYSE Arca, Inc. (“Exchange”) and may be traded on U.S. exchanges other than Exchange, there can be no assurance that an active trading market will develop or be maintained for Fund shares or that Fund shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund shares and could lead to differences between the market price of the Fund’s shares and the underlying value of those shares. These conditions could cause the Fund’s shares to trade at a material discount to NAV and the bid-ask spread to widen.

Trading Issues. Trading in shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to the exchange’s “circuit breaker” rules. There can be no assurance that the requirements of an exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

Domestic Strategy Risk. Because the Fund will invest primarily in securities of U.S. issuers, the Fund is subject to the risk that certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure, and the Fund will be restricted in its ability to allocate its investments to the securities of non-U.S. issuers.

Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Fund’s service providers or counterparties, issuers of securities held by the Fund, or other market participants may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing its operations.

New Fund Risk. The Fund is recently organized and has no operating history as of the date of this Prospectus. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Performance

The Fund is new and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Updated performance information is available at no cost by visiting www.horizonmutualfunds.com or by calling 1-855-754-7932.

Investment Adviser. Horizon Investments, LLC.

Sub-Adviser: Exchange Traded Concepts, LLC.

Portfolio Managers. Scott Ladner, Chief Investment Officer of Horizon, Mike Dickson, Ph.D., Head of Research and Quantitative Strategies of Horizon, Zachary F. Hill, CFA, Head of Portfolio Management of Horizon, and Clark Allen, Head of ETFs of Horizon, share responsibility for the day-to-day management of the Small/Mid Cap Core Equity Fund as Co-Portfolio Managers and have each been a Co-Portfolio Manager of the Small/Mid Cap Core Equity Fund since inception.

Purchase and Sale of Fund Shares. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the Exchange. The price of the Fund’s shares is based on market price and, because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems shares on a continuous basis, at NAV, only in blocks of shares called Creation Units, principally in-kind, and only Authorized Participants (typically, broker-dealers) may purchase or redeem Creation Units. When buying or selling the Fund’s shares on Exchange, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at www.horizonmutualfunds.com.

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Tax Information

The Small/Mid Cap Core Equity Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax- deferred arrangement, such as a 401(k) plan or an individual retirement account (“IRA”). Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Small/Mid Cap Core Equity Fund through a broker-dealer or other financial intermediary (such as a bank), the Small/Mid Cap Core Equity Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Small/Mid Cap Core Equity Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Horizon International Equity ETF

Investment Objective

The Horizon International Equity ETF (the “International Equity Fund” or the “Fund”) seeks capital appreciation.

Fees and Expenses of the International Equity Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the International Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.75%

(1)	“Other Expenses” are estimated for the current fiscal year.

Example: This Example is intended to help you compare the cost of investing in the International Equity Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the International Equity Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the International Equity Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$77	$240

Portfolio Turnover

The International Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the International Equity Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies of the International Equity Fund

The International Equity Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in equity securities of non-U.S. companies across developed and emerging markets. In addition to investing in the equity securities of non-U.S. companies directly, the Fund may also gain exposure to such companies by investing in American Depositary Receipts (“ADRs”) and in other ETFs with exposure to such companies. The Fund may also invest in equity securities of U.S. companies that derive a significant portion of their revenue from international markets.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities.

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The Fund’s investment adviser, Horizon Investments, LLC (“Horizon”), employs a flexible approach that combines active management and quantitative models to allocate the Fund’s portfolio among issuers, sectors, countries, and/or factors (such as growth, value, momentum, quality, size, and volatility). Horizon selects securities believed to offer the highest projected return for a given level of risk, using a multi-disciplinary approach that includes economic, quantitative, and fundamental analysis. The Fund will invest its assets to gain exposure to at least three different countries, excluding the United States. Horizon selects portfolio investments without restriction as to the issuer’s market capitalization.

The Fund may engage in frequent trading to achieve its objective and, depending on Horizon’s outlook and market conditions, may focus its investments in particular sectors or areas of the economy or in particular countries.

Options: The Fund may, at times, seek to generate income through the use of an options strategy involving primarily put spreads on broad-based securities indices or ETFs that track broad-based securities indices. Put spread transactions consist of a sold put option on a portion of the Fund’s portfolio, and a purchased put option of the same maturity with a lower strike price. The Fund seeks to generate income from the sold put options while the purchased put options with a lower strike are used to hedge against a decline of the option’s reference asset. The use of this strategy is expected to increase the Fund’s volatility. Options purchased by the Fund will generally be exchange-traded (including Flexible Exchange Options (“FLEX Options”)). FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”). Terms that can be customized for FLEX Options include exercise price, exercise styles, and expiration dates.

During periods where equity markets are relatively stable or rising in value such that the option premiums received by the Fund exceed the change in value of the sold put option, the strategy may outperform an otherwise similar strategy that does not sell put options. Alternatively, during periods of falling markets where gains in the sold put options exceed the premiums received, the strategy would be expected to underperform an otherwise similar strategy with no sold put options. In those cases, however, losses will be hedged at values of the reference asset below the strike price of the long put option.

The Fund’s use of options may be opportunistic and vary based on Horizon’s market outlook, risk assessment, and portfolio management objectives. The Fund may also use options for hedging purposes, to manage portfolio risk, or to enhance return potential in a cost-effective manner. The Fund’s investment strategies, including its use of options, are subject to change based on Horizon’s ongoing assessment of market conditions and the investment opportunities available.

Principal Risks of the International Equity Fund

Many factors affect the International Equity Fund’s performance. The International Equity Fund is not federally insured or guaranteed by any government agency. You may lose money by investing in the Fund and there is no guarantee that the Fund will achieve its investment objective. The principal risks affecting shareholders’ investments in the Fund are set forth below.

Management Risk. The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets. Horizon may allocate the Fund’s investments so as to under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the Fund’s value may be adversely affected.

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, trade disputes, the spread of infectious illness or other public health issues, geopolitical factors or other external factors, experience periods of high volatility and reduced liquidity, and, in extreme cases, may lead to trading restrictions and halts. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.

9

Equity Securities Risk. Equity securities typically have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may decline due to factors affecting equity markets generally, particular industries, or specific companies.

Large Capitalization Company Risk. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies.

Smaller and Medium Issuer Risk. Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In addition, small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Foreign Securities Risks. Investments in foreign securities may subject the Fund to risks that are not typically present when investing in US companies. These risks include increased volatility or losses due to differences in accounting standards, financial disclosures, and regulatory oversight, as well as less developed legal systems that may restrict the Fund’s ability to enforce rights or recover losses. Foreign securities markets may be smaller, less liquid, and more volatile, which can make it more difficult for the Fund to buy or sell investments at advantageous prices or times. The Fund’s investments and returns may also be negatively affected by political, economic, or social developments in foreign countries, such as changes in government, diplomatic conflicts, nationalization of industries, expropriation of assets, and the introduction of capital or currency controls or restrictions on foreign ownership. Exposure to foreign securities may also result in the Fund incurring foreign withholding taxes and being impacted by fluctuations in currency exchange rates, both of which can reduce yields and affect the value of investments. The Fund may encounter additional risks such as settlement delays, operational challenges associated with cross-border transactions, and limited regulatory supervision, especially in emerging or less developed markets.

ADR Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities, including currency exchange rate fluctuations, political and economic instability, foreign regulatory and accounting standards, and less publicly available information about foreign issuers. ADRs may also be subject to liquidity risks, as trading volumes for ADRs can be lower than those for U.S. securities, which may result in higher volatility or difficulty in buying or selling the securities at an optimal price.

Emerging Markets Risk. Investments in emerging market countries may expose the Fund to significantly increased risks compared to developed markets, including less developed legal, regulatory, and financial systems, heightened potential for political and economic instability, nationalization or expropriation of assets, inflation, and capital or currency controls. These markets may also experience greater volatility and reduced liquidity, weaker investor protections, unreliable custodial and settlement practices, and more pronounced currency fluctuations, all of which can adversely affect the value and liquidity of the Fund’s investments.

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk, and, in the case of over-the-counter options, counterparty default risk. Option positions may expire worthless, exposing the Fund to potentially significant losses. If the Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Fund utilizes options combinations, such as spreads, straddles, collars, or other strategies, the premium received for writing the call option may offset, in part, the premium paid to purchase the corresponding put option; however, these strategies may limit upside gains while not fully protecting against downside risks, and the cost of implementing them may reduce the Fund’s overall returns. To the extent a Fund writes options on individual securities that it does not hold in its portfolio (i.e., “naked” options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position. Naked call options, in particular, have speculative characteristics and the potential for unlimited loss.

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FLEX Options. FLEX Options are guaranteed for settlement by the OCC. Although unlikely, it is possible the OCC is unable to meet its settlement obligations, which could result in substantial loss for the Fund. FLEX Options may be less liquid than more traditional exchange-traded option contracts, meaning that the Fund may have more difficulty closing out certain FLEX Options positions at desired times and prices. Upon expiration, the FLEX Options held by the Fund will be exercisable at the strike price. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary due to factors other than the value of underlying asset, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and underlying asset, and the remaining time to expiration.

Investments in Other Investment Companies Risk. The Fund may invest in the securities of other investment companies, such as ETFs. These investments expose the Fund to the risks of the underlying funds, including the risk that those funds may not achieve their investment objectives or may underperform. The Fund will also bear its proportionate share of fees and expenses of the underlying funds, which may increase overall costs. Regulatory limits may restrict the Fund’s ability to invest in other funds.

Sector and Focus Risk. To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Fund’s performance.

Geographic Focus Risk. The Fund may concentrate its investments in specific countries or geographic regions. As a result, the Fund is subject to greater risks from economic, political, regulatory, or market events in those areas. Investments in foreign markets involve additional risks, such as less liquid trading, different financial reporting standards, and increased potential for government intervention. Negative developments in a particular country or region may therefore have a greater adverse impact on the Fund than on more geographically diversified funds.

Frequent Trading and Portfolio Turnover Risk: The Fund may engage in frequent trading to achieve its investment objectives, which could result in higher transaction costs and taxable gains, negatively impacting performance. As an ETF, the Fund may also experience active trading of its shares in the market, which could lead to more frequent creation or redemption activities. In certain circumstances, this activity could increase the number of portfolio transactions, resulting in high portfolio turnover. High levels of portfolio turnover may increase brokerage and other transaction costs and could lead to increased taxable capital gains. These factors, in combination with the Fund’s pursuit of its investment objectives, could have a negative impact on the Fund’s overall performance.

Quantitative Model Risk. The Fund’s strategy relies heavily on quantitative models and the analysis of specific metrics to construct the Fund’s portfolio. The impact of these metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that Horizon may not be successful in selecting companies for investment or determining the weighting of particular stocks in the Fund’s portfolio. Any of these factors could cause the Fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

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ETF Risks. The Fund is an ETF and invests in other ETFs. As result of this structure, the Fund is exposed directly or indirectly to the following risks:

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Only an Authorized Participant (an “Authorized Participant” or an “AP”) may engage in creation and redemption transactions directly with an ETF. The Fund has a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent that: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform such functions, Fund shares may trade at a material discount to NAV, the bid-ask spread could widen, and shares could face trading halts and/or delisting.

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Fund shares (the “bid” price) and the price at which an investor is willing to sell Fund shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread”. The bid/ask spread varies over time for Fund shares based on trading volume and market liquidity and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Fund shares, including bid/ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the exchange and there may be times when the market price of Fund shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Fund shares or during periods of market volatility. If an investor buys Fund shares when the shares’ market price is at a premium, the investor may pay more than the shares’ underlying value. If an investor sells Fund shares when the shares’ market price is at a discount, the investor may receive less than the shares’ underlying value. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Fund shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Fund shares are listed for trading on the NYSE Arca, Inc. (“Exchange”) and may be traded on U.S. exchanges other than Exchange, there can be no assurance that an active trading market will develop or be maintained for Fund shares or that Fund shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund shares and could lead to differences between the market price of the Fund’s shares and the underlying value of those shares. These conditions could cause the Fund’s shares to trade at a material discount to NAV and the bid-ask spread to widen.

Trading Issues. Trading in shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to the exchange’s “circuit breaker” rules. There can be no assurance that the requirements of an exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

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Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Fund’s service providers or counterparties, issuers of securities held by the Fund, or other market participants may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing its operations.

New Fund Risk. The Fund is recently organized and has no operating history as of the date of this Prospectus. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Performance

The Fund is new and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Updated performance information is available at no cost by visiting www.horizonmutualfunds.com or by calling 1-855-754-7932.

Investment Adviser. Horizon Investments, LLC.

Sub-Adviser: Exchange Traded Concepts, LLC.

Portfolio Managers. Scott Ladner, Chief Investment Officer of Horizon, Mike Dickson, Ph.D., Head of Research and Quantitative Strategies of Horizon, Zachary F. Hill, CFA, Head of Portfolio Management of Horizon, and Clark Allen, Head of ETFs of Horizon, share responsibility for the day-to-day management of the International Equity Fund as Co-Portfolio Managers and have each been a Co-Portfolio Manager of the International Equity Fund since inception.

Purchase and Sale of Fund Shares. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the Exchange. The price of the Fund’s shares is based on market price and, because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems shares on a continuous basis, at NAV, only in blocks of shares called Creation Units, principally in-kind, and only Authorized Participants (typically, broker-dealers) may purchase or redeem Creation Units. When buying or selling the Fund’s shares on Exchange, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at www.horizonmutualfunds.com.

Tax Information

The International Equity Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax- deferred arrangement, such as a 401(k) plan or an individual retirement account (“IRA”). Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the International Equity Fund through a broker-dealer or other financial intermediary (such as a bank), the International Equity Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the International Equity Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Horizon International Managed Risk ETF

Investment Objective

The Horizon International Managed Risk ETF (the “International Managed Risk Fund” or the “Fund”) seeks to provide total return and to limit exposure to downside risk.

Fees and Expenses of the International Managed Risk Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the International Managed Risk Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.82%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.82%

(1)	“Other Expenses” are estimated for the current fiscal year.

Example: This Example is intended to help you compare the cost of investing in the International Managed Risk Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the International Managed Risk Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the International Managed Risk Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$84	$263

Portfolio Turnover

The International Managed Risk Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the International Managed Risk Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies of the International Managed Risk Fund

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by utilizing two primary strategies: (1) the Equity Strategy, and (2) the Risk Assist® Strategy.

Equity Strategy: The Fund invests primarily in equity securities of non-U.S. companies across developed and emerging markets. In addition to investing in the equity securities of non-U.S. companies directly, the Fund may also gain exposure to such companies by investing in American Depositary Receipts (“ADRs”) and in ETFs with exposure to such companies. The Fund may also invest in equity securities of U.S. companies that derive a significant portion of their revenue from international markets.

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The Fund’s investment adviser, Horizon Investments, LLC (“Horizon”), employs a flexible approach that combines active management and quantitative models to allocate the Fund’s portfolio among issuers, sectors, countries, and/or factors (such as growth, value, momentum, quality, size, and volatility). Horizon selects securities believed to offer the highest projected return for a given level of risk, using a multi-disciplinary approach that includes economic, quantitative, and fundamental analysis. The Fund will invest its assets to gain exposure to at least three different countries, excluding the United States. Horizon selects portfolio investments without restriction as to the issuer’s market capitalization.

The Fund may engage in frequent trading to achieve its objective and, depending on Horizon’s outlook and market conditions, may focus its investments in particular sectors or areas of the economy or in particular countries.

Risk Assist® Strategy: The Fund’s Risk Assist® Strategy seeks to reduce downside risk by adjusting the Fund’s exposure to equity markets during periods of increased market volatility or heightened risk, as determined by Horizon. Horizon will opportunistically allocate Fund assets between the Equity Strategy and the Risk Assist® Strategy in an effort to reduce downside risk. Although Horizon may elect to allocate 100% of the Fund’s assets to the Risk Assist® strategy, it is not required to. Instead, Horizon generally employs the Risk Assist® strategy in stages, and Horizon may elect to allocate between 0% and 100% of the Fund’s assets to the Risk Assist® strategy, depending on Horizon’s determination of current market risk.

Under the Risk Assist® strategy, Horizon continually monitors market conditions with a specific focus on indicators of abnormal or severe risk, such as rising market volatility and declining global equity values. Based on its proprietary process, Horizon may then initiate a portfolio risk reduction when certain thresholds are met.

Horizon typically implements this risk reduction by reallocating some portion (up to 100%) of the Fund’s portfolio to U.S. Treasury Securities or other Cash Equivalents (each as defined below). U.S. Treasury Securities may include, without limitation, Treasury bonds, Treasury notes, and Treasury Inflation-Protected Securities (TIPS); exchange-traded options on such securities; and repurchase agreements fully collateralized by them. Cash Equivalents may include money market instruments such as obligations of U.S. and foreign banks, corporate obligations, U.S. government and municipal securities, asset-backed securities, and repurchase agreements, each paying a fixed, variable, or floating interest rate. The Fund may also invest in money market funds or ETFs that primarily hold Cash Equivalents. There is no limitation on the maturity or duration of the U.S. Treasury Securities in which the Fund may invest.

The Risk Assist® Strategy is designed to mitigate significant declines in the Fund’s equity portfolio, aiming to preserve capital during market downturns while remaining positioned to participate in equity market recoveries.

Options: The Fund may, at times, seek to generate income through the use of an options strategy involving primarily the sale and purchase of put and call options on broad-based securities indices or ETFs that track broad-based securities indices. The Fund expects to engage in “put spread” transactions, which consist of a sold put option on a portion of the Fund’s portfolio, and purchased put option of the same maturity with a lower strike price. The Fund seeks to generate income from the sold put options while the purchased put options with a lower strike are used to hedge against a decline of the option’s reference asset. The use of this strategy is expected to increase the Fund’s volatility. Options purchased by the Fund will are generally exchange-traded (including Flexible Exchange Options (“FLEX Options”)). FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”). Terms that can be customized for FLEX Options include exercise price, exercise styles, and expiration dates.

During periods where equity markets are relatively stable or rising in value such that the option premiums received by the Fund exceed the change in value of the sold put option, the strategy may outperform an otherwise similar strategy that does not sell put options. Alternatively, during periods of falling markets where gains in the sold put options exceed the premiums received, the strategy would be expected to underperform an otherwise similar strategy with no sold put options. In those cases, however, losses will be hedged at values of the reference asset below the strike price of the long put option.

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In addition to the sale and purchase of put options discussed above, the Fund may also buy or write put and call options on individual securities (including ETFs) or securities indices for investment purposes, to hedge other investments, or to generate additional option premiums for the Fund. The Fund’s options investments may involve “covered” positions where the Fund may write a call option on an underlying position to generate income. The Fund may involve a “collateralized” strategy more generally, where the Fund may write put options on a security whose value is collateralized by cash (“cash-secured puts”) or otherwise collateralized by the Fund’s securities. The Fund may also write options on individual securities that it does not hold in its portfolio (i.e., “naked” options), which have the potential for unlimited loss.

In addition to the put spreads discussed above, the Fund’s option strategies may also involve other options combinations, such as spreads, straddles and collars. In “spread” transactions, the Fund buys and writes a put or buys and writes a call on the same underlying instrument with the options having different strike prices, expiration dates, or both. When the Fund engages in spread transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. In “straddles,” the Fund purchases a put option and a call option or writes a put option and a call option on the same instrument with the same expiration date and the same strike price. A “collar” position combines a put option purchased by the Fund (the right of the Fund to sell a specific security within a specified period) with a call option that is written by the Fund (the right of the counterparty to buy the same security) in a single instrument, and the Fund’s right to sell the security is typically set at a price that is below the counterparty’s right to buy the security. Thus, the combined position “collars” the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option. In each case, the premium received for writing an option offsets, in part, the premium paid to purchase the corresponding option; however, downside protection may be limited as compared to just owning a single option. There is no limit on the number or size of the options transactions in which the Fund may engage.

The Fund’s use of options may be opportunistic and vary based on Horizon’s market outlook, risk assessment, and portfolio management objectives. The Fund may also use options for hedging purposes, to manage portfolio risk, or to enhance return potential in a cost-effective manner.

The Fund’s investment strategies, including its use of options, are subject to change based on Horizon’s ongoing assessment of market conditions and the investment opportunities available.

Principal Risks of the International Managed Risk Fund

Many factors affect the International Managed Risk Fund’s performance. The International Managed Risk Fund is not federally insured or guaranteed by any government agency. You may lose money by investing in the Fund and there is no guarantee that the Fund will achieve its investment objective. The principal risks affecting shareholders’ investments in the Fund are set forth below.

Management Risk. The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets. Horizon may allocate the Fund’s investments so as to under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the Fund’s value may be adversely affected.

Risk Assist® Strategy Risk. The ability of the International Managed Risk Fund to meet its investment objective is directly related to Horizon’s ability to effectively allocate Fund assets to, and otherwise implement, the Risk Assist® Strategy. Implementing the Fund’s Risk Assist® Strategy may result in periods when the Fund is invested primarily or entirely in Cash Equivalents (as opposed to equity securities). There can be no guarantee that the Risk Assist® Strategy, including the ratchet function, will be successful in preventing losses in the Fund’s portfolio, particularly during periods of rapid or severe market declines. Because the Risk Assist® Strategy may be implemented in stages, the Fund may retain equity market exposure even during times when risk-reduction actions are being undertaken, which could result in losses not being avoided. To the extent that the Risk Assist® Strategy is implemented, the Fund may not participate fully in market gains or benefit from capital appreciation or income from equity securities. The implementation of the Risk Assist® Strategy may also result in higher portfolio turnover and increased transaction costs compared to funds that do not employ such strategies. If the Risk Assist® Strategy is not implemented in a timely or effective manner, the Fund may underperform. In addition, the portfolio managers’ analysis of economic trends or other factors may be incorrect and may not produce the intended results.

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Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, trade disputes, the spread of infectious illness or other public health issues, geopolitical factors or other external factors, experience periods of high volatility and reduced liquidity, and, in extreme cases, may lead to trading restrictions and halts. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.

Equity Securities Risk. Equity securities typically have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may decline due to factors affecting equity markets generally, particular industries, or specific companies.

Large Capitalization Company Risk. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies.

Smaller and Medium Issuer Risk. Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In addition, small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Foreign Securities Risks. Investments in foreign securities may subject the Fund to risks that are not typically present when investing in US companies. These risks include increased volatility or losses due to differences in accounting standards, financial disclosures, and regulatory oversight, as well as less developed legal systems that may restrict the Fund’s ability to enforce rights or recover losses. Foreign securities markets may be smaller, less liquid, and more volatile, which can make it more difficult for the Fund to buy or sell investments at advantageous prices or times. The Fund’s investments and returns may also be negatively affected by political, economic, or social developments in foreign countries, such as changes in government, diplomatic conflicts, nationalization of industries, expropriation of assets, and the introduction of capital or currency controls or restrictions on foreign ownership. Exposure to foreign securities may also result in the Fund incurring foreign withholding taxes and being impacted by fluctuations in currency exchange rates, both of which can reduce yields and affect the value of investments. The Fund may encounter additional risks such as settlement delays, operational challenges associated with cross-border transactions, and limited regulatory supervision, especially in emerging or less developed markets.

ADR Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities, including currency exchange rate fluctuations, political and economic instability, foreign regulatory and accounting standards, and less publicly available information about foreign issuers. ADRs may also be subject to liquidity risks, as trading volumes for ADRs can be lower than those for U.S. securities, which may result in higher volatility or difficulty in buying or selling the securities at an optimal price.

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Emerging Markets Risk. Investments in emerging market countries may expose the Fund to significantly increased risks compared to developed markets, including less developed legal, regulatory, and financial systems, heightened potential for political and economic instability, nationalization or expropriation of assets, inflation, and capital or currency controls. These markets may also experience greater volatility and reduced liquidity, weaker investor protections, unreliable custodial and settlement practices, and more pronounced currency fluctuations, all of which can adversely affect the value and liquidity of the Fund’s investments.

U.S. Government Securities Risk. The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Fixed Income Risk. The value of investments in fixed income securities and securities in which the underlying investments are fixed income securities are expected to fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of the fixed income securities owned by the Fund or its underlying investments. Issuers of floating rate debt are exposed to higher interest payments in a rising rate environment. Issuers may default on interest and principal payments. Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

Money Market Fund Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank or any government agency. It is possible for the Fund to lose money by investing in money market funds. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments held by the money market fund.

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk, and, in the case of over-the-counter options, counterparty default risk. Option positions may expire worthless, exposing the Fund to potentially significant losses. If the Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Fund utilizes options combinations, such as spreads, straddles, collars, or other strategies, the premium received for writing the call option may offset, in part, the premium paid to purchase the corresponding put option; however, these strategies may limit upside gains while not fully protecting against downside risks, and the cost of implementing them may reduce the Fund’s overall returns. To the extent a Fund writes options on individual securities that it does not hold in its portfolio (i.e., “naked” options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position. Naked call options, in particular, have speculative characteristics and the potential for unlimited loss.

FLEX Options. FLEX Options are guaranteed for settlement by the OCC. Although unlikely, it is possible the OCC is unable to meet its settlement obligations, which could result in substantial loss for the Fund. FLEX Options may be less liquid than more traditional exchange-traded option contracts, meaning that the Fund may have more difficulty closing out certain FLEX Options positions at desired times and prices. Upon expiration, the FLEX Options held by the Fund will be exercisable at the strike price. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary due to factors other than the value of underlying asset, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and underlying asset, and the remaining time to expiration.

Investments in Other Investment Companies Risk. The Fund may invest in the securities of other investment companies, such as mutual funds, closed-end funds, business development companies, and ETFs. These investments expose the Fund to the risks of the underlying funds, including the risk that those funds may not achieve their investment objectives or may underperform. The Fund will also bear its proportionate share of fees and expenses of the underlying funds, which may increase overall costs. Regulatory limits may restrict the Fund’s ability to invest in other funds.

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Sector and Focus Risk. To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Fund’s performance.

Geographic Focus Risk. The Fund may concentrate its investments in specific countries or geographic regions. As a result, the Fund is subject to greater risks from economic, political, regulatory, or market events in those areas. Investments in foreign markets involve additional risks, such as less liquid trading, different financial reporting standards, and increased potential for government intervention. Negative developments in a particular country or region may therefore have a greater adverse impact on the Fund than on more geographically diversified funds.

Frequent Trading and Portfolio Turnover Risk. The Fund may engage in frequent trading to achieve its investment objectives, which could result in higher transaction costs and taxable gains, negatively impacting performance. As an ETF, the Fund may also experience active trading of its shares in the market, which could lead to more frequent creation or redemption activities. In certain circumstances, this activity could increase the number of portfolio transactions, resulting in high portfolio turnover. High levels of portfolio turnover may increase brokerage and other transaction costs and could lead to increased taxable capital gains. These factors, in combination with the Fund’s pursuit of its investment objectives, could have a negative impact on the Fund’s overall performance.

Quantitative Model Risk. The Fund’s strategy relies heavily on quantitative models and the analysis of specific metrics to construct the Fund’s portfolio. The impact of these metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that Horizon may not be successful in selecting companies for investment or determining the weighting of particular stocks in the Fund’s portfolio. Any of these factors could cause the Fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

ETF Risks. The Fund is an ETF and invests in other ETFs. As result of this structure, the Fund is exposed directly or indirectly to the following risks:

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Only an Authorized Participant (an “Authorized Participant” or an “AP”) may engage in creation and redemption transactions directly with an ETF. The Fund has a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent that: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform such functions, Fund shares may trade at a material discount to NAV, the bid-ask spread could widen, and shares could face trading halts and/or delisting.

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Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Fund shares (the “bid” price) and the price at which an investor is willing to sell Fund shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread”. The bid/ask spread varies over time for Fund shares based on trading volume and market liquidity and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Fund shares, including bid/ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the exchange and there may be times when the market price of Fund shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Fund shares or during periods of market volatility. If an investor buys Fund shares when the shares’ market price is at a premium, the investor may pay more than the shares’ underlying value. If an investor sells Fund shares when the shares’ market price is at a discount, the investor may receive less than the shares’ underlying value. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Fund shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Fund shares are listed for trading on the NYSE Arca, Inc. (“Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market will develop or be maintained for Fund shares or that Fund shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund shares and could lead to differences between the market price of the Fund’s shares and the underlying value of those shares. These conditions could cause the Fund’s shares to trade at a material discount to NAV and the bid-ask spread to widen.

Trading Issues. Trading in shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to the exchange’s “circuit breaker” rules. There can be no assurance that the requirements of an exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Fund’s service providers or counterparties, issuers of securities held by the Fund, or other market participants may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing its operations.

New Fund Risk. The Fund is recently organized and has no operating history as of the date of this Prospectus. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Performance

The Fund is new and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Updated performance information is available at no cost by visiting www.horizonmutualfunds.com or by calling 1-855-754-7932.

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Investment Adviser. Horizon Investments, LLC.

Sub-Adviser: Exchange Traded Concepts, LLC.

Portfolio Managers. Scott Ladner, Chief Investment Officer of Horizon, Mike Dickson, Ph.D., Head of Research and Quantitative Strategies of Horizon, Zachary F. Hill, CFA, Head of Portfolio Management of Horizon, and Clark Allen, Head of ETFs of Horizon, share responsibility for the day-to-day management of the International Managed Risk Fund as Co-Portfolio Managers and have each been a Co-Portfolio Manager of the International Managed Risk Fund since inception.

Purchase and Sale of Fund Shares. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the Exchange. The price of the Fund’s shares is based on market price and, because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems shares on a continuous basis, at NAV, only in blocks of shares called Creation Units, principally in-kind, and only Authorized Participants (typically, broker-dealers) may purchase or redeem Creation Units. When buying or selling the Fund’s shares on the Exchange, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at www.horizonmutualfunds.com.

Tax Information

The International Managed Risk Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax- deferred arrangement, such as a 401(k) plan or an individual retirement account (“IRA”). Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the International Managed Risk Fund through a broker-dealer or other financial intermediary (such as a bank), the International Managed Risk Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the International Managed Risk Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUNDS’ PRINCIPAL INVESTMENT STRATEGIES

Investment Objective: Each of the Small/Mid Cap Core Equity Fund, International Equity Fund and International Managed Risk Fund may change its investment objective without shareholder approval upon not less than 60 days’ written notice to shareholders.

Additional Information Regarding the Allocation of Fund Assets Among Market Segments: Horizon believes changing market conditions can provide opportunities value creation. Horizon’s portfolio construction methodology is based on modern optimization and risk mitigation tools and is focused on balancing the tradeoff between expected risk and return. Risk is controlled through position, portfolio and market level metrics. Each Fund’s portfolio is periodically tested through both historical as well as simulated market environments to evaluate factors relevant to that Fund, such as potential periods of volatility and downside risk.

Additional Information Regarding the Small/Mid Cap Core Equity Fund and International Equity Fund Options Strategies. Both the Small/Mid Cap Core Equity Fund and International Equity Fund may also buy or write put and call options on individual securities (including ETFs) or securities indices for investment purposes, to hedge other investments, or to generate additional option premiums for the Fund. The Fund’s options investments may involve “covered” positions where the Fund may write a call option on an underlying position to generate income. The Fund may involve a “collateralized” strategy more generally, where the Fund may write put options on a security whose value is collateralized by cash (“cash-secured puts”) or otherwise collateralized by the Fund’s securities. The Fund may also write options on individual securities that it does not hold in its portfolio (i.e., “naked” options), which have the potential for unlimited loss.

The Fund’s option strategies may also involve other options combinations, such as spreads, straddles and collars. In “spread” transactions, the Fund buys and writes a put or buys and writes a call on the same underlying instrument with the options having different strike prices, expiration dates, or both. When the Fund engages in spread transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. In “straddles,” the Fund purchases a put option and a call option or writes a put option and a call option on the same instrument with the same expiration date and the same strike price. A “collar” position combines a put option purchased by the Fund (the right of the Fund to sell a specific security within a specified period) with a call option that is written by the Fund (the right of the counterparty to buy the same security) in a single instrument, and the Fund’s right to sell the security is typically set at a price that is below the counterparty’s right to buy the security. Thus, the combined position “collars” the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option. In each case, the premium received for writing an option offsets, in part, the premium paid to purchase the corresponding option; however, downside protection may be limited as compared to just owning a single option. There is no limit on the number or size of the options transactions in which the Fund may engage.

Temporary Defensive Strategies: To respond to adverse market, economic, political or other conditions, each Fund may take a defensive position and invest up to 100% of its total assets, without limitation, in high-quality short-term debt securities or money market instruments. These short-term debt securities and money market instruments may include, without limitation: shares of money market mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While a Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. Furthermore, to the extent that the Fund invests in money market mutual funds for cash positions, there will be some duplication of expenses because the Fund pays its pro-rata portion of such money market funds’ advisory fees and operational fees. Each Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

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PRINCIPAL INVESTMENT RISKS

An investment in a Fund is subject to one or more of the principal risks identified in the following table and in the description of each Fund’s principal risks, above. The principal risks identified below are discussed in more detail in the disclosure that immediately follows the table.

Risk Factor	Small/Mid Cap Core Equity Fund	International Equity Fund	International Managed Risk Fund
Management Risk	[✓]	[✓]	[✓]
Market Risk	[✓]	[✓]	[✓]
Fixed Income Risk			[✓]
Equity Market Risk	[✓]	[✓]	[✓]
ADR Risk		[✓]	[✓]
Foreign Securities Risk		[✓]	[✓]
Emerging Markets Risk		[✓]	[✓]
Large Capitalization Company Risk		[✓]	[✓]
Smaller and Medium Isser Risk	[✓]	[✓]	[✓]
REIT Risk	[✓]
Quantitative Model Risk	[✓]	[✓]	[✓]
Domestic Strategy Risk	[✓]
Options Risk	[✓]	[✓]	[✓]
Sector and Focus Risk	[✓]	[✓]	[✓]
Geographic Focus Risk		[✓]	[✓]
ETF Risk	[✓]	[✓]	[✓]
Frequent Trading and Portfolio Turnover Risk	[✓]	[✓]	[✓]
Operational and Technology Risk	[✓]	[✓]	[✓]
New Fund Risk	[✓]	[✓]	[✓]
Money Market Fund Risks			[✓]
U.S. Government Securities Risk			[✓]
Investments in Other Investment Companies Risk		[✓]	[✓]
Risk Assist® Strategy Risk.		[✓]

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Management Risk. The ability of a Fund to achieve its investment objective depends on the decisions made by its investment adviser, Horizon Investments, LLC (“Horizon”). Horizon’s strategies, techniques, and decisions regarding the allocation of the Fund’s assets among various securities, asset classes, sectors, and investment techniques may not produce the desired results. These decisions could result in the Fund underperforming its benchmark index, peer funds with similar objectives, or the broader market.

Horizon’s investment process may rely on proprietary models, analytics, or assumptions that fail to account for changing market conditions, emerging risks, or unforeseen events. Inaccurate or incomplete research, along with unpredictable market developments, could lead to suboptimal investment outcomes. Additionally, Horizon’s active management approach may involve frequent portfolio adjustments, potentially increasing transaction costs, taxable events, and overall volatility, all of which could negatively impact the Fund’s performance. The success of the Fund also depends on the performance and availability of key personnel at Horizon who are responsible for implementing the Fund’s strategy. The loss, unavailability, or underperformance of one or more key individuals could adversely affect the Fund’s ability to achieve its investment objective. Operational constraints, resource limitations, or organizational issues at Horizon may also impair the Fund’s ability to respond effectively to market changes or significant shareholder redemptions.

There is no guarantee that Horizon’s investment approach, including its use of quantitative models, qualitative judgment, or other methodologies, will be successful under all market conditions. Even if Horizon identifies and invests in securities it believes will perform well, macroeconomic factors, company-specific events, or other unforeseen circumstances could prevent those investments from achieving their expected returns, which may result in a decline in the Fund’s net asset value.

Market Risk. Investments in securities and other investments in general are subject to market risks that may cause their prices to fluctuate over time. Investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic, political and market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. Also, certain market events could increase volatility and exacerbate market risk, such as changes in governments’ economic policies, political turmoil, environmental events, trade disputes, and epidemics, pandemics or other public health issues. For example, the coronavirus disease (COVID-19) that emerged in 2020 resulted in closing borders, closings of non-essential businesses, quarantines, cancellations, disruptions to supply chains and customer activity, trading halts, government economic stimulus measures, rapid increases in unemployment, as well as general concern and uncertainty, thus causing significant disruptions to global business activity and financial markets. During those periods, a Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of a Fund’s securities (which may be material on a daily, weekly, monthly or other basis) will cause the NAV of that Fund to fluctuate. In addition, market events and disruptions such as long-term pandemics may result in the Funds and their service providers experiencing operational difficulties in managing overloads to information technology and communications, coordinating a remote workforce and implementing business continuity plans, among others.

Domestic Strategy Risk. The Small/Mid Cap Core Equity Fund’s investment strategy focuses primarily on securities issued by U.S. companies, which exposes the Fund to risks specific to the U.S. economy and financial markets. As a result, the Fund’s performance is closely tied to the overall health of the U.S. economy and may be disproportionately affected by adverse developments in the United States compared to funds with broader geographic diversification.

Adverse economic conditions in the U.S., such as recessions, inflation, rising interest rates, or a slowdown in economic growth, could negatively impact the value of the Fund’s investments. Changes in U.S. government policies, including tax laws, trade policies, or monetary policy decisions by the Federal Reserve, could also create uncertainty or volatility in U.S. financial markets, further affecting the Fund’s performance. For example, a sudden increase in interest rates may cause borrowing costs to rise, leading to reduced corporate profitability and declining stock prices.

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The Fund may also be impacted by sector-specific risks within the U.S. economy. Certain industries, such as technology, healthcare, or financial services, may be more sensitive to regulatory changes, litigation risks, or shifts in consumer demand, which could lead to increased volatility or underperformance in those sectors. If the Fund has significant exposure to these industries, its performance may be more volatile or negatively affected during periods of sector-specific downturns.

The Fund’s focus on U.S. issuers limits its ability to allocate assets to international markets, which may offer more attractive growth opportunities or diversification benefits during periods of U.S. economic weakness. This geographic concentration increases the Fund’s vulnerability to domestic economic and market conditions and reduces its exposure to potential gains in foreign markets. Additionally, the Fund may miss opportunities to benefit from favorable developments in global markets, such as economic growth in emerging markets or technological advancements abroad.

While Horizon seeks to manage these risks through active management and diversification within the U.S. market, the Fund’s focus on domestic issuers inherently increases its susceptibility to risks associated with the U.S. economy and financial markets. Adverse domestic developments could lead to declines in the Fund’s net asset value and may result in losses for investors.

Fixed Income Risk. Investments in fixed income securities are subject to a variety of risks that may adversely affect the Fund’s performance. These risks include, but are not limited to, interest rate risk, credit risk, prepayment risk, extension risk, liquidity risk, and risks specific to high-yield bonds (commonly referred to as “junk bonds”).

Interest Rate Risk: The value of fixed income securities typically declines when interest rates rise, with longer-duration securities being more sensitive to interest rate changes. For example, a sudden or significant increase in interest rates may cause the prices of bonds and other fixed income securities to drop sharply, resulting in losses for the Fund. Conversely, declining interest rates may lead to lower yields on new fixed income investments, reducing income generation for the Fund.

Credit Risk: Fixed income securities are subject to the risk that the issuer may fail to make timely payments of interest or principal, resulting in a loss to the Fund. Credit risk is particularly acute for securities issued by entities with lower credit ratings, as these issuers are more likely to default during periods of economic stress or financial instability.

Prepayment Risk: Certain fixed income securities, such as mortgage-backed securities, may be subject to prepayment risk, which occurs when borrowers repay their loans earlier than expected. Prepayments typically increase during periods of declining interest rates, forcing the Fund to reinvest the proceeds at lower interest rates, which may reduce the Fund’s income.

Extension Risk: When interest rates rise, borrowers may defer repayments, extending the maturity of fixed income securities. This extension increases the sensitivity of the securities to interest rate changes, potentially resulting in greater price declines and reduced liquidity.

Liquidity Risk: Fixed income securities, especially those issued by smaller entities or in less developed markets, may become illiquid during periods of market stress. Reduced liquidity may make it difficult for the Fund to sell these securities at an optimal price or within a desired timeframe, which could negatively impact the Fund’s performance.

Market Risk and Broader Economic Impact: Fixed income securities may be adversely affected by general market conditions, such as inflation, tightening credit markets, or a slowing economy. Market events, such as changes in monetary policy, geopolitical instability, or financial crises, could exacerbate these risks, resulting in further declines in the value of fixed income investments.

U.S. Government Securities Risk. A Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

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Equity Market Risk. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including, competition; expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises. If an investor held common stock of an issuer, the investor would generally be exposed to greater risk than if the investor held preferred stocks and debt obligations of the issuer because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors of such issuers.

Convertible Preferred Stocks. Preferred stock (see below) may also be convertible. Convertible preferred stock may be converted at a stated price within a specified period of time into a certain quantity of common stock of the same or a different issuer. Convertible preferred stock is senior to common stocks in an issuer’s capital structure, but is usually subordinated to similar non-convertible securities. However, convertible preferred stock provides a fixed-income stream (generally higher in yield than the income derived from common stock but lower than that afforded by a similar non-convertible security) and gives the investor the opportunity, through the conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock. The market value of convertible preferred stock performs like that of a regular debt security, that is, if market interest rates rise, the value of convertible preferred stock typically falls.

Preferred Stocks. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer. Because preferred stocks represent an equity ownership interest in an issuer, their value will usually react more strongly than bonds and other debt instruments to actual or perceived changes in an issuer’s financial condition or prospects or to fluctuations in the equity markets.

Rights. Rights are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public. The right entitles its holder to buy common stock at a specified price. Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks. The purchase of rights involves the risk that an investor could lose the purchase value of a right if the right is not exercised prior to its expiration. Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

Warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of a Fund’s entire investment therein).

Growth Stocks. The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news or changes in investors’ perceptions. Growth stocks may underperform value stocks and stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors. Growth stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

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Large Capitalization Companies. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Smaller and Medium Capitalization Company Risk. Investments in small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small and medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization and medium-capitalization companies often have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or on an exchange and may or may not pay dividends. In addition, small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

REIT Risk. Investments in REITs involve risks similar to those associated with direct investments in real estate. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. When economic growth is slow, demand for property decreases and prices tend to decline. Property values tend to decrease because of overbuilding, increases in property taxes and operating expenses, changes in zoning laws, environmental regulations or hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. A REIT’s performance depends on the types and locations of the properties the REIT owns, how well the REIT manages those properties, competition faced by the REIT’s properties, market conditions and other factors. A decline in rental income may result from extended vacancies, increased competition from other properties, tenants’ failure to pay rent or poor management. A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows. Because REITs typically are invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Changes in regulations may have adverse effects on the value or performance of REITs or their properties.

Quantitative Model Risk. Each Fund’s strategy relies heavily on quantitative models and the analysis of specific metrics to guide investment decisions. These models may be based on assumptions or historical data that fail to account for future market conditions, leading to poor investment decisions. Additionally, the data used in these models may be inaccurate, incomplete, or outdated, further reducing their effectiveness. Even if the models are accurate, they may fail to adapt quickly enough to changing market conditions. Horizon may also supplement quantitative analysis with qualitative judgment, which introduces the risk of human error or subjective decision-making. As a result, the Fund may underperform other funds that do not rely on quantitative models.

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and, in the case of over the counter options, counterparty default risk. Option positions may expire worthless exposing the Fund to potentially significant losses. If a Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Fund utilizes options spreads, collars or other combinations, the premium received for writing the call option offsets, in part, the premium paid to purchase the corresponding put option; however, the Fund’s participation in gains above the price of the call option are forfeited in return for receiving the call option premium. To the extent a Fund writes options on individual securities that it does not hold in its portfolio (i.e., “naked” options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position. Naked call options, in particular, have speculative characteristics and the potential for unlimited loss. Option prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. The use of options may also increase portfolio volatility, particularly during periods of market stress or rapid changes in financial markets, and implementation costs may reduce overall returns.

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Trading options involves risks different from, or possibly greater than, the risks associated with investing directly in securities including:

Liquidity Risk. It is possible that particular investments might be difficult to purchase or sell, possibly preventing a Fund from executing positions at an advantageous time or price, or possibly requiring them to dispose of other investments at unfavorable times or prices in order to satisfy the Fund’s obligations.

Options Collars. A “collar” position combines a put option purchased by an investor (the right of the investor to sell a specific security within a specified period) with a call option that is written by the investor (the right of the counterparty to buy the same security) in a single instrument. An investor’s right to sell the security is typically set at a price that is below the counterparty’s right to buy the security. Thus, the combined position “collars” the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for limited participation in appreciation (up to the price specified by the call option). The premium received for writing an option offsets, in part, the premium paid to purchase the corresponding option, however, participation in gains above the price of the call option are forfeited in return for receiving the call option premium.

When an investor writes a call or put option on an underlying securities it does not own (is not short), the option is sometimes referred to as a “naked option”. When writing “naked” call options, an investor must deposit and maintain sufficient margin with the broker-dealer through which it wrote the “naked” call option as collateral to ensure that it meets its obligations as the writer of the option. Registered funds are further subject to segregation requirements (described in the SAI) when the fund writes “naked” call options. Such segregation will ensure that a fund has assets available to satisfy its obligations with respect to the transaction, but will not limit the fund’s exposure to loss. During periods of declining securities prices or when prices are stable, writing “naked” call options can be a profitable strategy to increase income with minimal capital risk. However, when the price of the security underlying a written option increases, the investor is exposed to an increased risk of loss, because if the price of the security underlying the option exceeds the option’s exercise price, the investor will lose the difference. “Naked” written call options are riskier than covered call options because there is no underlying security held by the investor that can act as a partial hedge. “Naked” written call options have speculative characteristics, and the potential for loss is theoretically unlimited. When a “naked” written call option is exercised, the investor must purchase the underlying security to meet its delivery obligation or make a payment equal to the value of its obligation in order to close out the option. There is also a risk, especially with less liquid preferred and debt securities or small capitalization securities, that the securities may not be available for purchase.

Speculation Risk. Because option premiums paid or received by an investor are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

FLEX Options. FLEX Options are guaranteed for settlement by the OCC. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded option contracts. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. FLEX Options are subject to the risk that they may be less liquid than certain other securities, such as standardized options. In less liquid markets, termination of FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete and/or the liquidation of a large number of options may significantly impact the price of the options and may adversely impact the value of your investment. Additionally, in connection with the creation and redemption of Fund shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of Fund Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.

Options Combination Risk. The Funds may employ options combinations, such as spreads, straddles, and collars, which may limit upside gains while providing only partial downside protection. The cost of implementing these strategies could reduce the Fund’s overall returns. Additionally, the complexity of these strategies may make them more challenging to manage and require frequent adjustments in response to market conditions.

Foreign Securities Risk. The International Equity Fund and the International Managed Risk Fund each invest in the securities of foreign issuers. Investments in securities of non-US issuers involve risks not typically associated with investments in US companies and may result in greater volatility or losses for the Fund. Foreign companies are often subject to less rigorous accounting, disclosure, regulatory, and reporting standards than US companies, which can affect the quality and availability of information about such issuers. Legal systems in certain foreign countries may be less developed than in the United States and may limit the Fund’s ability to enforce contractual rights or obtain timely and fair redress. In some countries, the ability to bring shareholder claims may be limited or non existent. The securities markets of foreign countries may be smaller, less liquid, and more volatile than those in the United States, which can affect the Fund’s ability to acquire or dispose of securities at desirable prices or times.

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Political, economic, or social developments in foreign countries, including governmental instability, diplomatic disputes, nationalization of industries, expropriation of assets, or imposition of capital or exchange controls, may adversely affect the Fund’s investments. Governmental actions such as restrictions on foreign ownership or investment, trade barriers, sanctions, or unexpected taxation may also affect the value of foreign securities. The Fund may be subject to foreign withholding taxes on income received from foreign securities, and such taxes may reduce the Fund’s yield or return.

Currency exchange rates and fluctuations can materially affect the value of foreign securities. Even when securities are denominated in US dollars or traded on US exchanges, such as ADRs, underlying foreign currency exposure may persist through earnings translation or repatriation risk. Foreign securities may be subject to settlement delays or operational risks associated with cross border transactions, including risks related to custody arrangements, local practices, and varying settlement cycles. The Fund may also be exposed to risks arising from limited regulatory oversight, particularly in emerging or less developed markets.

Emerging Markets Risk. The risks associated with the Fund’s investments in foreign securities may be significantly heightened in emerging market countries, which tend to have less developed legal, regulatory, financial, and political infrastructures. Investments in emerging market issuers are subject to a greater likelihood of nationalization or expropriation of assets, currency devaluation, capital controls, inflationary pressures, and adverse political events, all of which may reduce the value or liquidity of the Fund’s investments.

Companies in emerging markets may be newer, less seasoned, or subject to less comprehensive regulatory and disclosure standards, making them more susceptible to fraud, mismanagement, or financial instability. Securities markets in emerging countries may have limited trading volumes, reduced liquidity, and greater volatility, and may lack the transparency, efficiency, and investor protections found in more established markets. These conditions can make it more difficult for the Fund to sell securities or to determine a reliable market value for its holdings.

Emerging market currencies are often more volatile than those of developed countries, and may be subject to abrupt devaluation, dual exchange rate regimes, or outright inconvertibility. In times of market stress or geopolitical tension, correlations among emerging market assets may increase, reducing the diversification benefits such investments are intended to provide. In addition, legal rights and remedies for investors in emerging markets may be limited, and shareholder protections may be minimal or inconsistently enforced.

Operational and settlement risks may be elevated in these markets, and custodial arrangements may be less reliable than those available in developed markets. Changes in tax policies or enforcement, repatriation restrictions, or inconsistent application of laws may further complicate investment in emerging markets.

American Depositary Receipts (“ADRs”). The Funds may invest in ADRs, which are receipts issued by US banks or trust companies that evidence ownership of shares of a foreign issuer. Although ADRs are listed and traded in the United States, they are subject to many of the same risks associated with direct investments in foreign securities. These include risks related to currency fluctuations, political and economic conditions in the issuer’s home country, differing accounting and disclosure standards, and less developed regulatory frameworks.

ADRs depend on the continued cooperation of the foreign issuer and the US depositary institution. The depositary may exercise discretion in matters such as voting the underlying shares or handling corporate actions, and such discretion may not align with the interests of ADR holders. Investors in ADRs may not have the same voting rights as shareholders of the underlying foreign securities. The depositary may also charge fees or apply currency conversion spreads that reduce the value of distributions to ADR holders.

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There is also a risk that the foreign issuer may terminate its ADR program or that the depositary may discontinue it, which could impair the liquidity and tradability of the ADR. In some cases, ADRs may be thinly traded or subject to limited float, which can affect pricing and market access. Additionally, delays in processing or converting dividends or corporate actions may occur due to the involvement of multiple parties including custodians, local sub custodians, and foreign regulators.

The Funds may also face challenges in accessing timely and accurate information about the underlying foreign company or in enforcing legal rights through the ADR structure. ADRs do not eliminate the risks of investing in foreign securities and may introduce additional risks related to custody, intermediation, and information asymmetry.

Sector and Focus Risk. To the extent that a Fund focuses its investments in particular industries, asset classes, or sectors of the economy, the Fund may be subject to a greater degree of risk than a fund that is more broadly diversified. Any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes, or sectors may have a significant impact on the Fund’s performance. Concentration in a limited number of sectors or industries increases the risk that events negatively affecting those sectors or industries will have a material adverse effect on the Fund’s overall portfolio.

Geographic Focus Risk. The International Equity Fund and the International Managed Risk Fund may also focus their investments in specific countries or geographic regions. As a result, each of these Funds are exposed to risks associated with geographic concentration. Any market price movements, regulatory or policy changes (including changes in tax laws or foreign investment restrictions), geopolitical events, currency fluctuations, political instability, or economic conditions affecting companies in those countries or regions may have a significant impact on the Fund’s performance. In particular, investments in foreign markets may involve risks related to differing accounting, auditing, and financial reporting standards, less liquid trading markets, and greater potential for expropriation, currency controls, or other government intervention. Adverse developments in a particular country or region in which a Fund is concentrated could materially and adversely affect the value of the Fund’s portfolios and returns, and such effects may be more pronounced than for funds that pursue a more diversified investment strategy.

ETF Risks. The Fund is an ETF and invests in other ETFs. As result of this structure, the Fund is exposed directly or indirectly to the following risks:

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform such functions, Fund shares may trade at a material discount to NAV, the bid-ask spread could widen, and shares could face trading halts and/or delisting.

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Fund shares (the “bid” price) and the price at which an investor is willing to sell Fund shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity, and is generally lower if Fund shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Fund shares, including brokerage commissions imposed by brokers bid-ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. If an investor buys Fund shares when the shares’ market price is at a premium, the investor may pay more than the shares’ underlying value. If an investor sells Fund shares when the shares’ market price is at a discount, the investor may receive less than the shares’ underlying value. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

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Trading. Although Fund shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Fund shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable. In addition, trading in Fund shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the market during a single day reaches certain thresholds. Additional rules applicable to the Exchange may halt trading in Fund shares when extraordinary volatility causes sudden, significant swings in the market price of Fund shares. There can be no assurance that Fund shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund shares and could lead to differences between the market price of the Fund’s shares and the underlying value of those shares. These conditions could cause the Fund’s shares to trade at a material discount to NAV and the bid-ask spread to widen.

Frequent Trading and Portfolio Turnover Risk. A Fund may engage in frequent trading to achieve its investment objectives, which could result in higher transaction costs and taxable gains, negatively impacting performance. As an ETF, the Fund may also experience active trading of its shares in the market, which could lead to more frequent creation or redemption activities. In certain circumstances, this activity could increase the number of portfolio transactions, resulting in high portfolio turnover. High levels of portfolio turnover may increase brokerage and other transaction costs and could lead to increased taxable capital gains. These factors, in combination with the Fund’s pursuit of its investment objectives, could have a negative impact on the Fund’s overall performance.

Money Market Fund Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank or any government agency. It is possible for a Fund to lose money by investing in money market funds. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments held by the money market fund. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions and thereby prevent a Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund. These measures may result in an investment loss or prohibit a Fund from redeeming shares when the Adviser would otherwise redeem shares.

Investments in Other Investment Companies Risk. A Fund may invest in the securities of other investment companies, including exchange-traded funds (“ETFs”), mutual funds, closed-end funds, and business development companies (“BDCs”). These investments subject the Fund to the risks of the underlying funds, including the risk that an underlying fund may not achieve its investment objective, may underperform its benchmark or the market, or may experience investment losses. The Fund’s performance will be influenced by the allocation of assets among these underlying funds and by the strategies and risks of the underlying funds, in direct proportion to the Fund’s exposure.

Underlying funds may use investment techniques such as statistical sampling and may not perfectly replicate the performance of their target index or investment strategy, leading to tracking error. Factors such as fees, transaction costs, liquidity constraints, market conditions, fund flows, and valuation times can also cause deviations from expected performance. There is a risk that an underlying fund may terminate unexpectedly, lack liquidity, or experience significant market discounts or premiums, which could adversely affect the Fund.

Investments in BDCs and closed-end funds can involve additional risks due to less liquidity, limited public information, more concentrated portfolios, and the use of leverage, all of which can increase volatility and the potential for losses. The Fund will bear its proportionate share of fees and expenses of the underlying funds, resulting in layered costs for shareholders. In addition, regulatory limitations under the Investment Company Act of 1940 may restrict the Fund’s ability to invest in other investment companies as desired, which could affect investment flexibility and performance.

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Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Funds’ service providers or counterparties, issuers of securities held by the Funds, or other market participants may adversely affect the Funds and their shareholders, including by causing losses for the Funds or impairing fund operations.

Cyber-attacks may include unauthorized attempts by third parties to improperly access, modify, disrupt the operations of, or prevent access to the systems of the Funds’ service providers or counterparties, issuers of securities held by the Funds or other market participants or data within them. In addition, power or communications outages, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems, whether the result of acts of god, terrorist acts, war, cyber-attack, pandemic or otherwise, may also disrupt business operations or impact critical data. Market events also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the Funds’ operations.

Cyber-attacks, disruptions, or failures may adversely affect the Funds and their shareholders or cause reputational damage and subject the Funds to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. For example, the Funds’ or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the Funds’ net asset value, and impede trading). In addition, cyber-attacks, disruptions, or failures involving a Fund counterparty could affect such counterparty’s ability to meet its obligations to the Fund, which may result in losses to the Fund and its shareholders. Similar types of operational and technology risks are also present for issuers of securities held by the Funds, which could have material adverse consequences for such issuers, and may cause the Funds’ investments to lose value. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the Funds being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments.

While the Funds and their service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyberattacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as Fund counterparties, issuers of securities held by the Funds, or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will address the possibility of and fallout from cyber-attacks, disruptions, or failures. In addition, the Funds cannot directly control any cybersecurity plans and systems put in place by their service providers, Fund counterparties, issuers of securities held by the Funds, or other market participants.

For example, the Funds rely on various sources to calculate their NAV. Therefore, the Funds are subject to certain operational risks associated with reliance on third party service providers and data sources. NAV calculation may be impacted by operational risks arising from factors such as failures in systems and technology. Such failures may result in delays in the calculation of the Funds’ NAV and/or the inability to calculate NAV over extended time periods. The Funds may be unable to recover any losses associated with such failures.

Risk Assist® Strategy Risk. The success of the International Managed Risk Fund’s investment program is largely dependent on the effectiveness of Horizon’s proprietary Risk Assist® Strategy, which is designed to reduce exposure to equity market volatility through a systematic process that reallocates Fund assets among equity securities and cash equivalents based on quantitative signals. The ability of the International Managed Risk Fund to achieve its investment objective will be materially influenced by Horizon’s skill in interpreting market conditions and implementing the Risk Assist® Strategy in a timely, disciplined, and accurate manner. There can be no assurance that the strategy will be implemented as intended, or that it will be successful in limiting downside risk or mitigating losses during adverse market conditions.

The Risk Assist® Strategy may result in the Fund holding a significant portion (or all) of its assets in cash, cash equivalents, or similar defensive instruments for extended periods. As a result, the Fund may forego positive returns during rising equity markets and may lag the performance of other funds that maintain consistent exposure to equities. Furthermore, the strategy may be implemented in stages and may not immediately eliminate equity market exposure when risk-reduction signals are triggered. During such times, the Fund may remain exposed to equity market losses notwithstanding the activation of the Risk Assist® Strategy.

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The implementation of the Risk Assist® Strategy can contribute to higher portfolio turnover and increased trading costs, which may adversely affect Fund performance. In addition, Horizon’s methodology relies on the accuracy and timeliness of market data, quantitative indicators, and analytical models, all of which are subject to limitations, errors, and potential misinterpretation. If Horizon’s assumptions about market trends or risk conditions prove incorrect, or if the underlying models fail to capture critical shifts in market behavior, the Fund may experience significant losses and may not achieve its investment objective. The Fund’s performance may also suffer if Horizon delays or misapplies changes in asset allocation or otherwise fails to execute the strategy effectively.

New Fund Risk. The Funds are recently formed and have limited operating histories. Investors in each Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may be unable to implement certain of its investment strategies or may fail to attract sufficient assets, any of which could result in the Fund being liquidated and terminated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Non-Principal Risks

In addition to the principal risks outlined above, an investment in a Fund is also subject to the following additional risk:

Commodity Risk. Exposure to commodities through investments in underlying assets that directly or indirectly track commodity prices may subject the Fund to greater volatility than investments in traditional securities such as stocks or bonds. Commodities are influenced by a wide range of factors, including supply and demand dynamics, geopolitical events, and changes in overall market movements. For example, droughts, floods, extreme weather conditions, livestock disease, and other environmental factors may significantly impact the supply of agricultural commodities, leading to sharp price fluctuations. Similarly, tariffs, embargoes, and other trade restrictions may create uncertainty and volatility in commodity markets, particularly for energy and industrial metals.

Commodities are also sensitive to changes in interest rates, inflation, and currency exchange rates, which can amplify volatility. For instance, rising interest rates may increase the cost of storage and financing for commodity producers, leading to reduced supply and higher prices. Conversely, falling commodity prices may result in losses for the Fund, particularly during periods of declining global economic activity or oversupply.

International economic, political, and regulatory developments may also disproportionately impact commodity markets. For example, geopolitical tensions in oil-producing regions may lead to supply disruptions and sharp price increases for energy commodities, while regulatory changes may impose additional costs or restrictions on commodity producers and consumers. Because commodity prices can be influenced by unpredictable external factors, the Fund’s exposure to commodities may result in significant gains or losses over short periods, increasing the Fund’s overall risk profile.

Loans of Portfolio Securities. Each Fund may lend its portfolio securities to brokers, dealers, banks and other institutional investors. By lending its portfolio securities, the Fund attempts to increase its net investment income through the receipt of interest on the cash collateral with respect to the loan or fees received from the borrower in connection with the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. Each Fund employs an agent to implement the securities lending program and the agent receives a fee from the Fund for its services. A Fund will not lend more than 33⅓% of the value of its total assets.

A Fund may lend its portfolio securities so long as the terms, structure and the aggregate amount of such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder. While voting rights pass with the loaned securities, each Fund will retain the right to call any security in anticipation of a vote that Horizon deems material to the security on loan.

Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral, which may result in a loss of money by the Fund. There may be risks of delay and costs involved in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. These delays and costs could be greater for foreign securities. However, loans will be made only to borrowers deemed by the Fund’s adviser to be creditworthy and when, in the judgment of Horizon, the income that can be earned from such securities loans justifies the attendant risk. Each Fund bears the risk that the reinvestment of collateral will result in a principal loss. Finally, there is the risk that the price of the securities will increase while they are on loan and the collateral will not be adequate to cover their value.

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Portfolio Holdings Disclosure

Information about the Fund’s daily portfolio holdings will be available on the Fund’s website, www.horizonmutualfunds.com. A summarized description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”).

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MANAGEMENT OF THE FUNDS

Investment Adviser

Horizon Investments, LLC, a South Carolina limited liability company, serves as investment adviser to each of the Funds. Horizon has been an investment adviser since 1995, and serves individuals, mutual funds, ETFs, employee benefit plans, trusts and corporations. Horizon maintains its principal offices at 6210 Ardrey Kell Road, Suite 300, Charlotte, North Carolina 28277. Under the terms of its Investment Advisory Agreement with each Fund, Horizon is responsible for formulating each Fund’s investment program and making day-to-day investment decisions. Horizon provides office space, services and equipment and assistance in supervising matters relating to the Funds’ operations. As of December 31, 2024, Horizon managed approximately $5.36 billion in client assets.

Under the terms of the Investment Advisory Agreements, Horizon receives monthly fees from each Fund calculated in accordance with the following:

Small/Mid Cap Core Equity Fund	At an annual rate of 0.75% of the Fund’s average daily net assets.
International Equity Fund	At an annual rate of 0.75% of the Fund’s average daily net assets.
International Managed Risk Fund	At an annual rate of 0.82% of the Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreements will be included in the Funds’ first annual or semi-annual report on Form N-CSR.

Multi-Manager Structure. Horizon, subject to the approval of the Board of Trustees, has ultimate responsibility to recommend the hiring, termination and replacement of sub-advisers, if any, on behalf of each Fund (each, a “Sub-Advised Fund”), and to supervise, monitor and evaluate the performance of each sub-adviser thereof. The Trust, on behalf of each Sub-Advised Fund, and Horizon have obtained an order from the SEC (the “Order”) that permits Horizon to appoint or replace certain sub-advisers to manage all or a portion of each Sub-Advised Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain sub-advisers, in each case subject to the approval of the Board, but without obtaining shareholder approval (“multi-manager structure”). Each of the Funds is currently operating in a multi-manager structure. Board approval of any change of a Sub-Advised Fund’s sub-adviser will include a determination by the Board that the change is in the best interests of the Sub-Advised Fund and its shareholders and, based on the information provided to the Board, does not involve a conflict of interest from which Horizon, a sub-adviser, any officer or trustee of the Sub-Advised Fund, or any officer or board member of Horizon derives an inappropriate advantage. Pursuant to the Order, Horizon, with the approval of the Board, has the discretion to terminate any sub-adviser and allocate and reallocate the Sub-Advised Fund’s assets among any other sub-advisers. Because Horizon compensates each sub-adviser out of its management fee, Horizon is able to reduce a Sub-Advised Fund’s sub-advisory fees and retain a larger portion of the management fee, or increase the Sub-Advised Fund’s sub-advisory fees and retain a smaller portion of the management fee. Pursuant to the Order, Horizon is not required to publicly disclose its contractual fee arrangements with any sub-adviser. Each Sub-Advised Fund and Horizon is subject to the conditions imposed by the Order, including the condition that within 90 days of hiring a new sub-adviser pursuant to the multi-manager structure, the Sub-Advised Fund will provide shareholders with an information statement containing information about the new sub-adviser. The initial shareholder of each Sub-Advised Fund approved the multi-manager structure described herein.

Sub-Adviser

Exchanged Traded Concepts, LLC (the “Sub-Adviser”) is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120. The Sub-Adviser is responsible for trading portfolio securities for the Funds including selecting broker-dealers to execute purchase and sale transactions.

A discussion regarding the basis for the Board’s approval of the sub-advisory agreement will be available in the Funds’ first annual or semi-annual report on Form N-CSR.

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Portfolio Managers

Scott Ladner – Chief Investment Officer

Mr. Ladner serves as Chief Investment Officer and is the Chair of the Investment Committee for Horizon. In these capacities, he oversees all aspects of the Investment Management division for the firm. He also provides the Investment Management division with Macro analysis and interpretation of global derivatives, credit, foreign exchange, equity, and funding markets. His previous roles at Horizon included Head of Risk and Director of Quantitative & Alternative Strategies. Prior to joining Horizon, Mr. Ladner was a founder of Charlotte Global Advisors and Principal Guard, LLC. Mr. Ladner helped to launch an equity index volatility and dispersion trading unit at PEΔK6 Investments in Chicago, a proprietary listed option and volatility trading firm. Previously at First Union/Wachovia, Mr. Ladner founded and ran the equity swap and forwards portfolio while also managing equity option and volatility portfolios. He also co-founded and managed the Risk Arbitrage and Special Situations portfolio. Mr. Ladner then managed the swaption and cap/floor portion of the bank’s interest rate derivatives portfolio. Mr. Ladner received his BA in Economics and Russian Language & Literature from the University of North Carolina at Chapel Hill.

Mike Dickson, Ph.D. – Head of Research and Quantitative Strategies

Dr. Dickson serves as the Head of Research and Quantitative Strategies. He leads Horizon’s systematic strategy and process design for all investment strategies managed by the firm. He also oversees the team’s research efforts focused on quantitative methods to support Horizon’s investment process, risk management, and new product development. Additionally, Dr. Dickson serves as a Portfolio Manager for the firm’s mutual fund trust, sub-advisory relationships and model portfolios. He joined Horizon in 2015 and previous roles include Head of Portfolio Management and Director of Structured Financial Solutions. Dr. Dickson specializes in the areas of systematic index design, portfolio construction, and risk mitigation. Both during and after his Ph.D. studies, he taught undergraduate and graduate school coursework in finance and portfolio management at University of North Carolina at Charlotte. Prior to earning his Ph.D., he worked in financial analysis support roles at Premier, Inc. and Global Compliance. Dr. Dickson received his BS in Chemistry from Winthrop University and an MS in Economics and Ph.D. in Finance from UNC Charlotte.

Zachary F. Hill, CFA – Head of Portfolio Management

Mr. Hill serves as the Head of Portfolio Management at Horizon Investments. He oversees the implementation and communication for all investment strategies managed by Horizon across the firm’s mutual funds and model portfolios. Prior to this role, Mr. Hill served as the Global Macro Strategist where he focused on providing investment insights on asset allocation decisions from a global macro and derivatives perspective. Prior to joining Horizon, Mr. Hill held senior roles with Cold Spring Asset Management in New York and in the Foreign Exchange division of Wachovia/Wells Fargo. Mr. Hill received a BA in Economics and a BA in Physics from the University of Virginia. He is also a CFA® Charterholder.

Clark Allen, CFA – Head of ETFs

Mr. Allen serves as the Head of ETFs for Horizon. In this role Mr. Allen works on research and product development focusing on the development and implementation of systematic strategies across the investment strategies managed by the firm. Mr. Allen also works on research focused on quantitative methods to support Horizon’s investment process, risk management, and new product development. Additionally, Mr. Allen leads ESG efforts at Horizon Investments. Prior to joining Horizon Investments, Mr. Allen managed the investments at a multi-billion-dollar single-family office. Mr. Allen has also worked on the portfolio management team at a large insurance company as well as at a consulting firm doing merger and valuation work. Mr. Allen holds a Masters of Accountancy and BS in Accounting from Georgia Southern University. He is also a CFA® Charterholder, CPA and a CAIA® Charterholder.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of securities in the Funds.

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HOW TO PURCHASE SHARES

Buying and Selling Fund Shares

Shares of the Fund are listed on the Exchange. When you buy or sell the Fund’s shares on the secondary market, you will pay or receive the market price. The shares will trade on the Exchange at prices that may differ to varying degrees from the daily NAV of the shares. The Exchange is generally open Monday through Friday and is closed weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

NAV per share for the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by its total number of shares outstanding. Expenses and fees, including management and distribution fees, if any, are accrued daily and taken into account for purposes of determining NAV. NAV is determined each business day, normally as of the close of regular trading of the New York Stock Exchange (ordinarily 4:00 p.m., Eastern time).

You may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Investors buying or selling shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling shares, including bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

When determining NAV, the value of the Fund’s portfolio investments is based on readily available market quotations (or based on a price quotation or other equivalent indication of the value supplied by an exchange or other market), which generally means a reliable valuation obtained from an exchange or other market, or fair value as determined by under fair value pricing procedures approved by the Board. If a market quotation is not readily available or does not otherwise, in the opinion of Horizon, reliably reflect the value of an investment, the investment will be valued by another method that Horizon believes reflects fair value in accordance with the Trust’s valuation policies and related Adviser procedures. Fair value pricing represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Accordingly, the Fund’s NAV may reflect certain portfolio investment’s fair values rather than their market prices. The types of securities for which fair value pricing is required include, but are not limited to: (a) securities for which market quotations are insufficient or not readily available (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (b) securities for which, in the judgment of Horizon, the prices or values available do not represent the fair value of the instrument; (c) securities determined to be illiquid; and (d) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV.

Fair value pricing involves subjective judgments, and it is possible that a fair value determination for an investment will materially differ from the value that could be realized upon the sale of the investment.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares.

Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” through your brokerage account.

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Frequent Purchases and Redemptions of Fund Shares

The Fund does not impose any restrictions on the frequency of purchases and redemptions of Creation Units; however, the Fund reserves the right to reject or limit purchases at any time as described in the SAI. When considering that no restriction or policy was necessary, the Board evaluated the risks posed by arbitrage and market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient implementation of the Fund’s investment strategy, or whether they would cause the Fund to experience increased transaction costs. The Board considered that, unlike traditional mutual funds, shares are issued and redeemed only in large quantities of shares known as Creation Units available only from the Fund directly to a few institutional investors (Authorized Participants), and that most trading in the Fund occurs on the Exchange at prevailing market prices and does not involve the Fund directly. Given this structure, the Board determined that it is unlikely that trading due to arbitrage opportunities or market timing by shareholders would result in negative impact to the Fund or its shareholders. In addition, frequent trading of shares by Authorized Participants and arbitrageurs is critical to helping the market price remain at or close to NAV.

Other Considerations

Distribution of Fund Shares

Quasar Distributors, LLC, a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, is located at 3 Canal Plaza, Suite 100, Portland, Maine 04101, and is the distributor for the shares of the Fund. Quasar is a registered broker-dealer and a member of the Financial Industry Regulatory Authority. The Distributor distributes Creation Units for the Fund on an agency basis and does not maintain a secondary market in Fund shares. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund.

The Board of Trustees of the Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No Rule 12b-1 fees are currently paid by the Fund, and there are currently no plans to impose these fees for the current fiscal year. Thereafter, 12b-1 fees may only be imposed after approval by the Board. Any forgone 12b-1 fees during the initial twelve months will not be recoverable during any subsequent period. In the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Payments to Financial Intermediaries. Horizon, and/or its related entities, out of its own resources and without additional cost to the Fund or its shareholders, may pay intermediaries, including affiliates of Horizon, for the sale of Fund shares and related services, including participation in activities that are designed to make intermediaries more knowledgeable about exchange traded products. Payments are generally made to intermediaries that provide shareholder servicing, marketing and related sales support, educational training or support, or access to sales meetings, sales representatives and management representatives of the intermediary. Payments may also be made to intermediaries for making shares of the Fund available to its customers generally and in investment programs. Horizon may also reimburse expenses or make payments from its own resources to intermediaries in consideration of services or other activities Horizon believes may facilitate investment in the Fund.

The possibility of receiving, or the receipt of, the payments described above may provide intermediaries or their salespersons with an incentive to favor sales of shares of the Fund, and other funds whose affiliates make similar compensation available, over other investments that do not make such payments. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Fund and other ETFs.

Exchanges

The primary listing exchange for the Funds is NYSE Arca, Inc. (the “Exchange”). Shares of the Trust are not sponsored, endorsed, or promoted by an Exchange. The Exchanges makes no representation or warranty, express or implied, to the owners of the shares of a Fund. The Exchanges are not responsible for, nor have they participated in, the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, or in the determination or calculation of the equation by which the shares of the Funds are redeemable.

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An Exchange has no obligation or liability to owners of the shares of a Fund in connection with the administration, marketing, or trading of the shares of such Fund. Without limiting any of the foregoing, in no event shall an Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

Horizon and the Funds make no representation or warranty, express or implied, to the owners of shares of a Fund or any members of the public regarding the advisability of investing in securities generally or in a Fund particularly.

Premium/Discount Information

Information regarding how often Shares traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund will be available on the Fund’s website at www.horizonmutualfunds.com.

Continuous Offering

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the Prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into individual shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with shares that are part of an over-allotment within the meaning of Section 4(a)(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that such Fund’s Prospectus is available on the SEC’s electronic filing system. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange. Certain affiliates of the Fund may purchase and resell Fund shares pursuant to this prospectus.

Dividends, Distributions and Taxes

Fund Distributions

Each Fund expects to pay out dividends from its net investment income and its net capital gains, if any, to investors at least annually.

Dividend Reinvestment Service

Brokers may make the Depository Trust Company book-entry dividend reinvestment service available to their customers who own shares. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of a Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require a Fund’s shareholders to adhere to specific procedures and timetables.

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Tax Information

The following is only a summary of certain U.S. federal income tax considerations generally affecting the Funds and their shareholders that are U.S. taxpayers (other than U.S. investors who hold their shares in an IRA or other tax-qualified plan). The summary is based on the existing provisions of the Code, its legislative history, existing and proposed Treasury regulations (the “Regulations”), published rulings and court decisions, all as currently in effect and all subject to change at any time, perhaps with retroactive effect. Additional tax information is included in the SAI. The summary is not a comprehensive explanation of the U.S. federal income tax treatment of a Fund or its shareholders, and the discussion below and in the SAI is not intended to be a substitute for careful tax planning. Prospective shareholders should consult their tax advisors about the tax consequences of an investment in Fund shares, including the possible application of non-U.S., state and local tax laws.

The Funds

Each Fund intends to elect and to qualify each year for treatment as a regulated investment company (“RIC”) within the meaning of Subchapter M of the Code. If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and consequently a reduction in income available for distribution to shareholders.

Taxes on Distributions.

Each Fund anticipates making annual distributions of its net investment income and net capital gains. Dividends of net investment income and distributions from the Fund’s net short-term capital gains are taxable as ordinary income or, in some cases, as qualified dividend income. Distributions from a Fund’s net capital gain (the excess of its net long-term capital gains over its net short-term capital losses) are generally taxable to non-corporate shareholders at rates of up to 20%, regardless of how long the shareholders held their respective shares in the Fund. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Distributions that a Fund reports as “qualified dividend income” may be eligible to be taxed to non-corporate shareholders at rates up to 20% if requirements, including holding period requirements, are satisfied. In general, a Fund may report its dividends as qualified dividend income to the extent derived from dividends paid to the Fund by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradeable on an established U.S. securities market. A portion of the dividends received from a Fund (but none of its capital gains) may qualify for the dividends received deduction for corporations. Dividends received by a Fund from a REIT may be treated as qualified dividend income generally only to the extent so reported by the REIT.

These distributions are typically declared and paid in December and are taxable as if paid on December 31st of the year declared. A Fund may make an additional distribution if necessary to avoid U.S. federal income taxes, excise taxes or as otherwise approved by the Board of Trustees. Each Fund will send detailed tax information to its shareholders about the amount and type of its distributions by January 31st for the prior calendar year. The Fund will also be required to report to the IRS distributions of taxable income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations.

Taxes on Sales. Each sale of shares of a Fund may be a taxable event. Assuming you hold your shares as a capital asset, a sale may result in a capital gain or loss to you. Any capital gain or loss generally will be treated as short-term if you held the shares 12 months or less, except that any capital loss on a sale of shares held for six months or less is treated as a long-term capital loss to the extent of capital gain distributions paid with respect to such shares. Any capital gain or loss generally will be treated as long-term if you held the shares for longer than 12 months. If you redeem your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the redemption price of the shares you redeem, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if you purchase other substantially identical shares within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss. The ability to deduct capital losses may be limited depending on your circumstances.

“Buying a Dividend”. Any dividend or capital gain distribution paid by a Fund has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend or capital gain distribution. You should note that a dividend or capital gain distribution paid on shares purchased shortly before that dividend or capital gain distribution was declared will be subject to income taxes even though the dividend or capital gain distribution represents, in substance, a partial return of capital to you. This is known as “buying a dividend” and generally should be avoided by taxable investors. We recommend you consult with your independent tax advisor to determine the tax consequences of “buying a dividend”.

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Tax Withholding. A Fund may be required to withhold U.S. federal income tax at the rate of 24% from all taxable distributions and from proceeds from certain sales and exchanges payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Any such withheld amounts may be credited against the shareholder’s U.S. federal income tax liability.

Medicare Tax. Certain U.S. shareholders with income exceeding specified thresholds, including individuals, estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income.” Net investment income generally includes dividends and capital gain distributions paid by a Fund and net gains from the redemption of a Fund’s shares. Prospective shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in a Fund.

Cost Basis. A shareholder’s basis in a Fund’s shares (“Covered Shares”) will be determined in accordance with each Fund’s default method, which is average basis, unless the shareholder affirmatively elects in writing, which may be electronic, to use a different acceptable basis determination method, such as a specific identification method. Each Fund, or its administrative agent, must report to the IRS and furnish to its shareholders the basis information for Covered Shares. Fund shareholders should consult with their tax advisers to determine the best IRS-accepted basis determination method for their tax situation and to obtain more information about how the basis reporting law applies to them. Fund shareholders also should carefully review any cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their U.S. federal income tax returns.

Creation Units. An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal income tax purposes that exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase (plus any cash received by the Authorized Participant as part of the issue) and the Authorized Participant’s aggregate basis in the securities surrendered (plus any cash paid by the Authorized Participant as part of the issue). An Authorized Participant who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the Authorized Participant’s basis in the Creation Units (plus any cash paid by the Authorized Participant as part of the redemption) and the aggregate market value of the securities received (plus any cash paid by the Authorized Participant as part of the redemption). The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” (for an Authorized Person who does not mark-to-market its holdings) or on the basis that there has been no significant change in economic position. Persons exchanging securities or non-U.S. currency for Creation Units should consult their own tax advisor with respect to the tax treatment of any creation or redemption transaction and whether the wash sale rules apply and when a loss might be deductible.

Gain or loss recognized by an Authorized Person upon an issuance of Creation Units in exchange for securities, or upon redemption of Creation Units, may be capital or ordinary gain or loss depending on the circumstances. Any capital gain or loss realized upon issuance of Creation Units in exchange for securities will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less, assuming such Creation Units are held as a capital asset. Any capital gain or loss realized upon the redemption of a Creation Unit will generally be treated as long-term capital gain or loss if the Fund shares comprising the Creation Unit have been held for more than one year. Otherwise, such capital gains or losses are treated as short-term capital gains or losses.

A Fund may include cash when paying the redemption price for Creation Units in addition to, or in the place of, the delivery of a basket of securities. A Fund may be required to portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, a Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used.

Taxation of Fund Investments. Certain of a Fund’s investments may be subject to complex provisions of the Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect the Fund’s ability to qualify as a RIC, may affect the character of gains and losses realized by the Fund (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to mark to market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without the Fund receiving cash with which to make distributions in amounts sufficient to enable the Fund to satisfy the RIC distribution requirements for avoiding income and excise taxes. Each Fund intends to monitor its transactions, intends to make appropriate tax elections, and intends to make appropriate entries in its books and records to mitigate the effect of these rules and preserve the Fund’s qualification for treatment as a RIC. To the extent a Fund invests in an underlying fund that is taxable as a RIC, the rules applicable to the tax treatment of complex securities will also apply to the underlying funds that also invest in such complex securities and investments.

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Additional Tax Information Concerning REITs. Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to the Fund’s shareholders for U.S. federal income tax purposes. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long-term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income or qualify for the dividends received deduction. If a REIT is operated in a manner such that it fails to qualify as a REIT, an investment in the REIT would become subject to double taxation, meaning the taxable income of the REIT would be subject to U.S. federal income tax at the regular corporate rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income or possibly as qualified dividend income to the extent of the REIT’s current and accumulated earnings and profits. REITs in which a Fund invests often do not provide complete and final tax information to the Fund until after the time that the Fund issues a tax reporting statement. As a result, a Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, you will be sent a corrected, final IRS Form 1099-DIV to reflect the reclassified information. If you receive a corrected IRS Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.

“Qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) are eligible for a 20% deduction by non-corporate taxpayers. Distributions by a Fund to its shareholders that are attributable to qualified REIT dividends received by the Fund and that the Fund properly reports as “section 199A dividends,” are treated as “qualified REIT dividends” in the hands of non-corporate shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend and is not under an obligation to make related payments with respect to a position in substantially similar or related property. A Fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but it is not required to do so.

Additional Tax Information Concerning Foreign Investments by the International Equity Fund and the International Managed Risk Fund.

Dividends or other income (including, in some cases, capital gains) received by the Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. If more than 50% of the value of the Fund’s assets at the close of a taxable year consists of stocks or securities of foreign corporations, the Fund may elect to treat those foreign income taxes paid by the Fund that can be treated as income taxes under U.S. federal income tax principles as paid by its shareholders subject to certain exceptions. If the Fund were to make an election, an amount equal to the foreign income taxes paid by the Fund would be included in the income of its shareholders and the shareholders would be entitled to credit their eligible portions of this amount against their U.S. income tax liability or to deduct those portions from their U.S. taxable income. Holding period requirements restrict the ability of the Fund to make, and the shareholders to enjoy the benefits of such an election. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Certain limitations may be imposed that limit to the extent to which the credit (but not the deduction) for foreign taxes may be claimed.

Gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. In general, gains (and losses) realized on debt instruments will be treated as section 988 gain (or loss) to the extent attributable to changes in exchange rates between the U.S. dollar and the currencies in which the instruments are denominated. Similarly, gains or losses on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts and the disposition of debt securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss unless the Fund elects otherwise.

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If the Fund purchases shares in certain foreign investment entities, called “passive foreign investment companies” (“PFICs”), it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. Generally, a non-U.S. corporation is treated as a PFIC if either 75% or more of its gross income is passive income or 50% of more of its assets (based on a quarterly average) produce passive income or are held for the production of passive income.

If the Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.

Alternatively, the Fund may make a mark-to-market election that will result in the Fund being treated as if it had sold and repurchased all of its PFIC stock at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, would be effective for all subsequent taxable years of the Fund, unless revoked with the consent of the IRS. By making the election, the Fund could potentially ameliorate the potentially adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Fund may have to distribute this “phantom” income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax.

Possible Legislative or Other Developments. All statements contained in this Prospectus and in the SAI concerning the U.S. federal income tax consequences of an investment in the Fund are based upon existing law and the current interpretations of those laws. The rules dealing with U.S. federal income taxation are constantly under review, including with respect to the impact of the United States Supreme Court’s decision in Loper Enterprises v. Raimondo, which could significantly impact the U.S. Treasury Department’s and IRS’ authority to interpret the Code and issue Treasury regulations (“Regulations”). Therefore, no assurance can be given that the currently anticipated U.S. federal income tax treatment of an investment in the Fund will not be modified by legislative, judicial or administrative changes, possibly with retroactive effect, to your detriment.

Please review the SAI for additional tax information.

HOUSEHOLDING

To reduce expenses, the Trust mails only one copy of the prospectus and other similar documents to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Funds at 1-855-754-7932 between the hours of 8:30 a.m. and 6:00 p.m. Eastern time on days the Funds are open for business or contact your financial institution. The Trust will begin sending you individual copies thirty days after receiving your request.

ADDITIONAL INFORMATION

The Trust enters into contractual arrangements with various parties, including among others, the Funds’ investment adviser, principal underwriter, custodian and transfer agent, who provide services to the Funds. Shareholders are not parties to any such contractual arrangements or intended beneficiaries of those contractual arrangements, and those contractual arrangements are not intended to create in any shareholder any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This prospectus provides information concerning the Funds that you should consider in determining whether to purchase Fund shares. Neither this prospectus nor the Statement of Additional Information is intended, or should be read, to be or give rise to an agreement or contract between the Trust, the Trustees or any Fund and any investor, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.

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FINANCIAL HIGHLIGHTS

No financial highlights are presented for the Funds because they had not commenced operations prior to the date of this Prospectus.

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PRIVACY NOTICE

FACTS	WHAT DOES HORIZON FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●    Social Security number and account information

●    Account balance and transaction history

●    Wire Transfer Instructions

How?	All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information the reasons Horizon Funds chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Horizon Funds share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences or creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-855-754-7932

Who we are
Who is providing this notice?	Horizon Funds
What we do
How does Horizon Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Horizon Funds collect my personal information?

We collect your personal information, for example, when you

●    Open an account

●    Provide account information

●    Give us your contact information

●    Make deposits or withdrawals from your account

●    Make a wire transfer

●    Tell us where to send the money

●    Tell us who receives the money

●    Show your government-issued ID

●    Show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

●    Affiliates from using your information to market to you

●    Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Our affiliates include companies such as Horizon Investments, LLC.
Non-affiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies

●   Non-affiliates we share with can include financial companies such as custodians, transfer agents, registered representatives, financial advisers, and nonfinancial companies such as fulfillment, proxy voting and class action service providers.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Horizon Funds does not jointly market.

Investment Adviser

Horizon Investments, LLC

6210 Ardrey Kell Road, Suite 300

Charlotte, North Carolina 28277

Sub-Adviser

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 400

Oklahoma City, Oklahoma 73120

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, Wisconsin 53202

Legal Counsel

Kilpatrick Townsend & Stockton LLP

1001 West 4th Street

Winston-Salem, North Carolina 27101

Custodian

U.S. Bank, N.A

Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator

U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, Wisconsin 53202

Distributor

Quasar Distributors, LLC

3 Canal Plaza, Suite 100

Portland, ME 04101

WHERE TO GO FOR MORE INFORMATION

You will find more information about the Funds in the following documents:

Annual and Semi-Annual Reports. Additional information about the Funds’ investments will be available in the Funds’ annual and semi-annual reports to shareholders and in Form N-CSR. In the Funds’ annual report, once available, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Funds’ annual and semi-annual financial statements.

Statement of Additional Information (“SAI”). The Statement of Additional Information contains additional and more detailed information about the Funds.

The SAI is incorporated by reference into (and is thus a part of) this Prospectus.

The SAI and the Funds’ annual and semi-annual reports and other information, such as Fund financial statements, are available, without charge, upon request. In addition to requesting these documents from your financial representative, there are three additional ways to get a copy of these documents:

1. Request a copy by calling the Fund at 1-855-754-7932 or submitting a written request to the address listed below and a copy will be sent to you without charge.

Horizon Funds

c/o U.S. Bank Global Fund Services

P.O. Box 701

Milwaukee, WI 53201-0701

The Prospectus, Annual Report, Semi-Annual Report, and holdings information are available at www.horizonmutualfunds.com.

2. Go to the EDGAR Database on the SEC’s website (www.sec.gov) and download a free text-only version. Copies of the SAI, Annual Report, Annual Report, and Semi-annual may be obtained after paying a duplicating fee, by electronic request to publicinfo@sec.gov.

If you are a current Fund shareholder and would like information about your account, account transactions, or account statements, please call us at 1-855-754-7932.

If you purchased your shares through a financial institution, you may contact that institution for more information.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Funds’ Investment Company Act File Number is 811-23063.

HORIZON FUNDS

STATEMENT OF ADDITIONAL INFORMATION

Horizon Small/Mid Cap Core Equity ETF SMOX

Horizon International Equity ETF FRGN

Horizon International Managed Risk ETF SFTX

Listed on: NYSE Arca, Inc.

November 3, 2025

This Statement of Additional Information (the “SAI”) provides additional information to the Prospectus of Horizon Small/Mid Cap Core Equity ETF (the “Small/Mid Cap Core Equity Fund”), Horizon International Equity ETF (the “International Equity Fund”), and Horizon International Managed Risk ETF (the “International Managed Risk Fund”)(each a “Fund” and together, the “Funds”) dated November 3, 2025, as the same may be amended from time to time.  This SAI is not a prospectus and should only be read in conjunction with the Prospectus.

A copy of the Funds’ Prospectus or Annual Report, once available, may be obtained without charge by calling the Funds at 1-855-754-7932 or by visiting the Funds’ website at www.horizonmutualfunds.com.

GENERAL INFORMATION	1
TRUST HISTORY	1
INVESTMENT RESTRICTIONS OF THE FUNDS	1
TEMPORARY DEFENSIVE POSITIONS	3
DESCRIPTION OF SECURITIES, OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS	3
DISCLOSURE OF PORTFOLIO HOLDINGS	34
MANAGEMENT OF THE TRUST	34
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	40
INVESTMENT MANAGEMENT AND OTHER SERVICES	40
ADMINISTRATOR	41
CUSTODIAN	41
TRANSFER AGENT SERVICES	42
DISTRIBUTION OF SHARES	42
SECURITIES LENDING AGENT	43
CODES OF ETHICS	43
PROXY VOTING POLICIES AND PROCEDURES	43
PORTFOLIO MANAGERS	44
BROKERAGE ALLOCATION AND OTHER PRACTICES	45
EXCHANGE LISTING AND TRADING	47
TAXES	56
ORGANIZATION OF THE TRUST	63
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	64
LEGAL MATTERS	65
FINANCIAL STATEMENTS	65

GENERAL INFORMATION

This Statement of Additional Information (“SAI”) is meant to be read in conjunction with the prospectus for the Funds. Each Fund is a separate diversified series of Horizon Funds (the “Trust”). The prospectus for the Funds (the “Prospectus”) incorporates this SAI by reference in its entirety. Because this SAI is not itself a prospectus, no investment in shares of the Funds should be made solely upon the information contained herein. Copies of the Prospectus and Annual Report for the Funds may be obtained at no charge by writing or calling the Funds at the address or phone number shown above. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

TRUST HISTORY

The Trust is an open-end management investment company. The Trust has 23 series, including the Funds. The Trust was organized as a Delaware business trust by a Declaration of Trust filed May 21, 2015, with the Secretary of State of Delaware, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”). As a Delaware statutory trust, the Trust is subject to Delaware law, including the Delaware Statutory Trust Act.  The Delaware Statutory Trust Act provides that a shareholder of a Delaware statutory trust will be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations, and the Declaration of Trust further provides that no shareholder of the Trust will be personally liable for the obligations of the Trust or of any series or class thereof except by reason of his or her own acts or conduct.

Shares of other series of the Trust are offered in separate prospectuses and SAIs. The Funds’ Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC. Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee, or may be accessed free of charge at the SEC’s website at www.sec.gov. As permitted by Delaware law, the Trust’s Board of Trustees (the “Board”) may create additional series (and classes thereof) of the Trust and offer shares of these series and classes under the Trust at any time without the vote of shareholders.

All shares of a series will represent an equal proportionate interest in the assets held with respect to that series (subject to the liabilities held with respect to that series and such rights and preferences as may have been established and designated with respect to classes of shares of such series), and each share of a series will be equal to each other share of that series.

Shares are voted in the aggregate and not by series or class, except in matters where a separate vote is required by the 1940 Act, or when the matters affect only the interest of a particular series or class. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned.

In case of the liquidation of a series, the holders of shares of the series being liquidated are entitled to receive a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series (or class thereof) are borne by that series (or class). Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by, or under the direction of, the Board to all applicable series (and classes thereof) in such manner and on such basis as the Board in its sole discretion deems fair and equitable.

The Funds are managed by Horizon Investments, LLC (the “Adviser” or “Horizon”). Horizon directs the day-to-day operations and the investment of assets of the Funds. Exchange Traded Concepts, LLC serves as the trading sub-adviser for the Funds (the “Sub-Adviser”).

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) is the administrator, accounting agent, transfer agent and dividend disbursing agent for the Funds. U.S. Bank, N.A. (the “Custodian”) is the custodian for the Funds. Quasar Distributors, LLC (the “Distributor”) is the distributor of the Funds’ shares. Fund Services and the Custodian are affiliates.

INVESTMENT RESTRICTIONS OF THE FUNDS

Fundamental Restrictions. The Funds have adopted the following fundamental investment limitations, which cannot be changed without approval by holders of a majority of its outstanding voting shares. A “majority” for this purpose means the lesser of (i) 67% of the applicable Fund’s outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented; or (ii) more than 50% of the applicable Fund’s outstanding shares.

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Shares of each Fund will be voted separately on matters affecting that Fund, including approval of changes in the fundamental investment policies of the Fund. Except for the fundamental investment limitations listed below, the investment policies and limitations described in this Statement of Additional Information are not fundamental and may be changed without shareholder approval.

As a matter of fundamental policy, each of the Funds will not:

(1)	Issue any class of securities senior to any other class of securities except in compliance with the 1940 Act.

(2)	Borrow money except as permitted under the 1940 Act.

(3)	Purchase or sell real estate, or invest in real estate limited partnerships, except the Fund may, as appropriate and consistent with its respective investment objective, policies and other investment restrictions, buy securities of issuers that engage in real estate operations and securities that are secured by interests in real estate (including shares of real estate mortgage investment conduits, REITs, mortgage pass-through securities, mortgage-backed securities and collateralized mortgage obligations) and may hold and sell real estate acquired as a result of ownership of such securities.

(4)	Purchase or sell commodities or contracts thereon, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices and may purchase interests in equity securities issued by companies (including, without limitation, investment companies) that hold or invest in one or more commodities as their sole or principal business activity.

(5)	Underwrite securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter, within the meaning of the Securities Act of 1933, as amended (the “1933 Act”), in connection with the purchase of securities directly from an issuer in accordance with that Fund’s investment objective, policies and restrictions.

(6)	Make loans, except that the Fund may, in accordance with its investment objective, policies and restrictions: (i) invest in all or a portion of an issue of publicly issued or privately placed bonds, debentures, notes, other debt securities and loan participation interests for investment purposes; (ii) purchase money market securities and enter into repurchase agreements; and (iii) lend its portfolio securities in an amount not exceeding one-third of the value of the Fund’s total assets.

(7)	Invest 25% or more of the value of its total assets in any one industry or group of industries. This limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or repurchase agreements secured by U.S. Government securities.

Non-Fundamental Restrictions. The following investment limitations are not fundamental and may be changed by the Board without shareholder approval. As a matter of non-fundamental policy, each Fund will not:

(1)	Invest in portfolio companies for the purpose of acquiring or exercising control of such companies.

(2)	Mortgage, pledge, or hypothecate in any other manner, or transfer as security for indebtedness any security owned by the Fund, except as may be necessary in connection with permissible borrowings and then only if such mortgaging, pledging or hypothecating does not exceed 33 1/3% of the Fund’s total assets. Collateral arrangements with respect to margin, option and other risk management and when-issued and forward commitment transactions are not deemed to be pledges or other encumbrances for purposes of this restriction.
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The foregoing fundamental and non-fundamental restrictions supplement the policies and limitations set forth in the Prospectus. Unless otherwise noted, whenever a restriction states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitations will be determined immediately after and as a result of a Fund’s acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with a Fund’s investment policies and limitations.

With respect to the above fundamental investment restriction on borrowing money, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing. With respect to the above fundamental investment restriction on making loans, investment in U.S. Government obligations, short-term commercial paper, certificates of deposit, bankers’ acceptances and repurchase agreements shall not be deemed to be the making of a loan.

With respect to the above fundamental investment restriction on concentration in a particular industry or group of industries, securities of the U.S. Government (including its agencies and instrumentalities), tax-exempt securities of state or municipal governments and their political subdivisions and investments in other registered investment companies are not considered to be issued by members of any industry. If the Fund invests in a revenue bond tied to a particular industry, the Fund will consider such investment to be issued by a member of the industry to which the revenue bond is tied.

The 1940 Act presently allows a Fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33⅓% of its total assets and the Fund will, to the extent necessary, reduce its existing borrowings (within 3 days, excluding Sundays and holidays) to comply with the provisions of the 1940 Act.

TEMPORARY DEFENSIVE POSITIONS

Each Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal investment objective or strategies in an attempt to respond to adverse market, economic, political or other conditions or when the Adviser believes it is otherwise appropriate to do so. When this happens, a Fund may increase temporarily its investment in short-term securities such as money market funds, or hold cash, without regard to that Fund’s investment restrictions, policies or normal investment emphasis. During such a period, the Fund could be unable to achieve its investment objectives. In addition, this defensive investment strategy may cause frequent trading and high portfolio turnover ratios. High transaction costs could result from more frequent trading.  Such trading may also result in realization of net short-term capital gains upon which you may be taxed at ordinary tax rates when distributed from a Fund.

DESCRIPTION OF SECURITIES, OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

The following descriptions of certain of the Funds’ policies and risks, which descriptions apply to the Funds’ direct investments and, where applicable, investments in other investment companies and exchange-traded funds (each, an “underlying fund”), supplement the Funds’ investment objectives and policies as described in the Prospectus.

CYBERSECURITY

As technology becomes more integrated into the Funds’ operations, the Funds will face greater operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Funds to lose proprietary information, suffer data corruption, or lose operational capacity. This in turn could cause the Funds to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, and/or financial loss. Cybersecurity threats may result from unauthorized access to the Funds’ digital information systems (e.g., through “hacking” or malicious software coding), but may also result from outside attacks such as denial-of-service attacks (i.e., efforts to make network services unavailable to intended users). In addition, because the Funds work closely with third-party service providers (e.g., administrators, transfer agents, and custodians), cybersecurity breaches at such third-party service providers may subject the Funds to many of the same risks associated with direct cybersecurity breaches. The same is true for cybersecurity breaches at any of the issuers in which the Funds may invest. While the Funds and their third-party service providers have established information technology and data security programs and have in place business continuity plans and other systems designed to prevent losses and mitigate cybersecurity risks associated with cybersecurity, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified or that cyber-attacks may be highly sophisticated, and there can be no assurance that the Funds’ and their third party service providers’ preventative measures will succeed

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DEBT AND OTHER FIXED INCOME INSTRUMENTS

General. Fixed income and debt investments bear certain risks, including credit risk, or the ability of an issuer to pay interest and principal as they become due. Generally, higher yielding fixed income and debt investments are subject to more credit risk than lower yielding fixed income and debt investments. Such investments are also subject to interest rate risk, which refers to the fluctuations in value of fixed income securities resulting from the inverse relationship between the market value of outstanding fixed income securities and changes in interest rates. An increase in interest rates will generally reduce the market value of fixed income investments and a decline in interest rates will tend to increase their value.

Call risk is the risk that an issuer will pay principal on an obligation earlier than scheduled or expected, which would accelerate cash flows from, and shorten the average life of, the security. Bonds are typically called when interest rates have declined. In the event of a bond being called, the Adviser may have to reinvest the proceeds in lower yielding securities to the detriment of the Fund.

Extension risk is the risk that an issuer may pay principal on an obligation slower than expected, having the effect of extending the average life and duration of the obligation. This typically happens when interest rates have increased.

Prepayment risk is the risk that, when interest rates decline, fixed income securities with stated interest rates may have their principal paid earlier than expected. This may result in a Fund having to reinvest that money at lower prevailing interest rates, which can reduce the returns of the Fund.

A number of factors, including changes in a central bank’s monetary policies or general improvements in the economy, may cause interest rates to rise. Fixed income and debt securities with longer durations are more sensitive to interest rate changes than securities with shorter durations, making them more volatile. This means their prices are more likely to experience a considerable reduction in response to a rise in interest rates.

Adjustable Rate Securities. Adjustable rate securities (i.e., variable rate and floating rate instruments) are securities that have interest rates that are adjusted periodically, according to an interest rate index or other set formula. The maturity of some adjustable rate securities may be shortened under certain special conditions described more fully below.

Floating rate instruments have interest rate reset provisions similar to those for variable rate instruments and may be subject to demand features like those for variable rate instruments. The interest rate is adjusted, periodically (e.g., daily, monthly, semi-annually), based on the prevailing interest rate in the marketplace. The interest rate on floating rate securities is ordinarily determined by reference to the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit or an index of short-term interest rates. The maturity of a floating rate instrument is considered to be the period remaining until the principal amount can be recovered through demand.

Resets of the interest rates of adjustable rate securities can occur at predetermined intervals or whenever changes in the applicable benchmark index occur. Changes in the benchmark index and the interest rate may be difficult to predict and may increase the volatility of the price, and have adverse effects on the value of the adjustable rate securities.

Adjustable Rate Mortgage Securities. Adjustable-rate mortgage securities (“ARMS”) bear interest at a rate determined by reference to a predetermined interest rate or index. The interest rates paid on the ARMS in which a Fund may invest generally are readjusted or reset at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the Secured Overnight Financing Rate (SOFR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others may lag changes in market rate levels and be more or less volatile.

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The underlying mortgages which collateralize ARMs may be fixed-rate mortgages or adjustable-rate mortgages. ARMS secured by fixed-rate mortgages generally have lifetime caps on the coupon rates of the securities. The adjustable-rate mortgages that secure ARMS will frequently have caps and floors that limit the maximum amount by which the interest rate or the monthly principal and interest payments on the mortgages may increase. These payment caps may result in negative amortization. The value of mortgage securities may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of mortgage securities to be shorter than the maturities stated in the underlying mortgages.

Below-Investment-Grade Debt Securities. When investing in fixed income and debt securities, the Funds may purchase securities regardless of their rating, including debt securities that are rated below “investment grade” by Standard and Poor’s (“S&P”) or Moody’s Investors Services, Inc. (“Moody’s”) or, if unrated, are deemed by the Adviser to be of comparable quality. Securities rated less than Baa by Moody’s or BBB by S&P are classified as below investment grade securities and are commonly referred to as “junk bonds” or “high yield” securities. Debt rated BB, B, CCC, CC and C and debt rated Ba, B, Caa, Ca, and C is regarded by S&P and Moody’s, respectively, on balance, as high risk and predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. For S&P, BB indicates the lowest degree of speculation and C the highest degree of speculation. For Moody’s, Ba indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Similarly, debt rated Ba or BB and below is regarded by the relevant rating agency as speculative. Debt rated C by Moody’s or S&P is the lowest rated debt that is not in default as to principal or interest, and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Such securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions.

The use of credit to evaluate high yield securities can involve certain risks. For example, ratings of debt securities represent the rating agency’s opinion regarding the debt security’s quality and are not a guarantee of quality. In addition, rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings to reflect events occurring since the security was last rated. The achievement of each Fund’s investment objective may be more dependent on the Adviser’s own credit analysis than might be the case for a fund which invests in higher quality bonds, and analysis of the creditworthiness of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt securities. The Funds may retain a security whose rating has been changed. The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, while investments in lower quality debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices and principal and income risk than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing, and the prices of high yield securities have been found to be more sensitive to adverse economic downturns or individual corporate developments. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress, and during such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, by investing in such securities the applicable Fund may incur additional expenses to obtain recovery. In addition, the issuer’s ability to service debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing. Similarly, certain emerging market governments that issue lower quality debt securities are among the largest debtors to commercial banks, foreign governments and supranational organizations such as the World Bank and may not be able or willing to make principal and/or interest repayments as they come due. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. Lower quality debt securities frequently have call or buy-back features, which would permit an issuer to call or repurchase the security from a Fund. In addition, a Fund may have difficulty disposing of lower quality securities because the secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. There may be no established retail secondary market for many of these securities, and there may be at times a limited number of dealers or institutional investors that may be willing to purchase such securities. Less liquidity in the secondary trading market could adversely affect the price at which the Fund could sell a high yield security, may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing the Fund’s portfolio (e.g., such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available), and could adversely affect the daily det asset value (“NAV”) of a Fund’s shares. The Funds may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

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In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Funds may invest, include: (i) potential adverse publicity, (ii) heightened sensitivity to general economic or political conditions, and (iii) the likely adverse impact of a major economic recession. The Funds may also incur additional expenses to the extent the Funds are required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings, and the Funds may have limited legal recourse in the event of a default. Debt securities issued by governments in emerging markets can differ from debt obligations issued by private entities in that remedies for defaults generally must be pursued in the courts of the defaulting government, and legal recourse is therefore somewhat diminished. Political conditions, in terms of a government’s willingness to meet the terms of its debt obligations, also are of considerable significance. There can be no assurance that the holders of commercial bank debt may not contest payments to the holders of debt securities issued by governments in emerging markets in the event of default by the governments under commercial bank loan agreements. The Adviser attempts to minimize the speculative risks associated with investments in lower quality securities through credit analysis and monitoring current trends in interest rates, political developments and other factors. Nonetheless, investors should carefully review the investment objective and policies of the Funds and consider their ability to assume the investment risks involved before making an investment. The Funds may also invest in unrated debt securities. Unrated debt securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Because of the size and perceived demand for an issue, among other factors, certain issuers may decide not to pay the cost of obtaining a rating for their bonds.

Certificates of Deposit and Bankers’ Acceptances. The Funds may invest in certificates of deposit and bankers’ acceptances, which are considered to be short-term money market instruments.

Certificates of deposit are unsecured, interest bearing receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by banks, corporations or other borrowers in order to finance their current operations. Commercial Paper is typically sold on a discounted basis rather than as an interest-bearing instrument.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. These loans may bear fixed or floating rates. Syndicated loans have generally been arranged through private negotiations between a corporate borrower and one or more financial institutions.

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Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating service. If a Fund does not receive scheduled interest or principal payments on such indebtedness, a Fund’s share price and yield could be adversely affected. Loans that are fully secured offer a Fund more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidations of collateral from a secured loan would satisfy the borrower’s obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due. Further, obligations of sovereigns and their affiliates may be difficult or impossible to enforce.

Investments in loans through direct assignment of a financial institution’s interests with respect to a loan may involve additional risks to a Fund, and in certain cases, the rights and obligations acquired by a Fund through the purchase of an assignment may differ from, and be more limited than, those held by the assigning selling institution. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as a co-lender. In certain cases, the rights and obligations acquired by a Fund through the purchase of an assignment may differ from, and be more limited than, those held by the assigning selling institution. Assignments are sold strictly without recourse to the selling institutions, and the selling institutions will generally make no representations or warranties to the Fund about the underlying loan, the borrowers, the documentation of the loans or any collateral securing the loans.

With respect to loan participations, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the loan participation and only upon receipt by the lender of the payments from the borrower. A Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan in which the Fund has purchased a loan participation, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the loan participation. Thus, the Fund assumes the credit risk of both the borrower and the lender that is selling the loan participation. In addition, in connection with purchasing loan participations, the Funds generally will have no role in terms of negotiating or effecting amendments, waivers and consents with respect to the loans underlying the loan participations. In the event of the insolvency of the lender, the applicable Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Investments in loan participations and assignments involve additional risks, including the risk of nonpayment of principal and interest by the borrower, the risk that any loan collateral may become impaired and that the applicable Fund may obtain less than the full value for the loan interests sold because they may be illiquid. Purchasers of loans depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loan participations may also have the risk that the counterparty to the loan participation defaults or becomes insolvent.

Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to a Fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, the Funds rely on the Adviser’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Funds.

A syndicated loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the borrower, the Fund may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a Fund were determined to be subject to the claims of the agent’s general creditors, a Fund might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

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Interests in loans are also subject to additional liquidity risks. Loans are generally subject to legal or contractual restrictions on resale. Loans are not currently listed on any securities exchange or automatic quotation system, but are traded by banks and other institutional investors engaged in loan syndication. As a result, no active market may exist for some loans, and to the extent a secondary market exists for other loans, such market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Consequently, the Funds may have difficulty disposing of loan assignments or loan participations in response to a specific economic event such as deterioration in the creditworthiness of the borrower, which can result in a loss. In such market situations, it may be more difficult for a Fund to assign a value to loan assignments or loan participations when valuing the Fund’s securities and calculating its net asset value.

The loans acquired by the Funds may be unsecured or undersecured. In addition, in the event of the insolvency of the selling institution, under the U.S. laws, a Fund may be treated as a general creditor of such selling institution, and may not have any exclusive or senior claim with respect to the selling institution’s interest in, or the collateral with respect to, a secured loan. Consequently, the Funds may be subject to the credit risk of the selling institution as well as of the borrower. Certain of the secured loans or loan participations may be governed by the law of a jurisdiction other than the United States, which may present additional risks as regards the characterization under such laws of such participation in the event of the insolvency of the selling institution or the borrower.

Direct indebtedness purchased by a Fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating a Fund to pay additional cash on demand. These commitments may have the effect of requiring a Fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower’s condition makes it unlikely that the amount will ever be repaid. A Fund will typically set aside appropriate liquid assets in a custodial account to cover its potential obligations under standby financing commitments.

Each Fund limits the amount of total assets that it will invest in any one issuer or, in issuers within the same industry. For purposes of these limitations, a Fund generally will treat the borrower as the “issuer” of indebtedness held by that Fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a Fund and the borrower, if the participation does not shift to a Fund the direct debtor-creditor relationship with the borrower, SEC interpretations require that the Funds, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as “issuers” for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a Fund’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Maturity of Debt Securities. The maturity of debt securities may be considered long (10 years or more), intermediate (3 to 10 years), or short-term (less than 3 years). In general, the principal values of longer-term securities fluctuate more widely in response to changes in interest rates than those of shorter-term securities, providing greater opportunity for capital gain or risk of capital loss. A decline in interest rates usually produces an increase in the value of debt securities, while an increase in interest rates generally reduces their value.

Mortgage Pass-Through Securities. Interests in pools of mortgage pass-through securities differ from other forms of debt securities (which normally provide periodic payments of interest in fixed amounts and the payment of principal in a lump sum at maturity or on specified call dates). Instead, mortgage pass-through securities represent undivided ownership interests in pools of mortgages and provide monthly payments consisting of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on the underlying residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Unscheduled payments of principal may be made if the underlying mortgage loans are repaid or refinanced or the underlying properties are foreclosed, thereby shortening the securities’ weighted average life. Some mortgage pass-through securities (such as securities guaranteed by the Government National Mortgage Association (“GNMA”)) are described as “modified pass-through securities”. These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

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The principal governmental guarantor of mortgage pass-through securities is GNMA. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Treasury, the timely payment of principal and interest (but not as to price and yield) on securities issued by lending institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgage loans. These mortgage loans are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A “pool” or group of such mortgage loans is assembled and after being approved by GNMA, is offered to investors through securities dealers.

Government-related guarantors of mortgage pass-through securities (i.e., not backed by the full faith and credit of the U.S. Treasury) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved sellers/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Mortgage pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Treasury.

FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a U.S. Government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates (“PCs”), which represent interests in conventional mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Treasury.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage pass-through securities.

Mortgage pass-through certificates are subject to more rapid prepayment than their stated maturity date would indicate; their rate of prepayment tends to accelerate during periods of declining interest rates or increased property transfers and, as a result, the proceeds from such prepayments may be reinvested in instruments that have lower yields. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price.

Repurchase Agreements. A repurchase agreement is an instrument under which the investor (such as a Fund) acquires ownership of a security (known as the “underlying security”) and simultaneously commits to resell that security to the seller (i.e., a bank or primary dealer) at a mutually agreed upon price on an agreed upon date (usually within seven days of purchase), thereby determining the yield during the term of the agreement. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. This results in a fixed rate of return insulated from market fluctuations during such period, unless the seller defaults on its repurchase obligations. Repurchase agreements involve certain risks not associated with direct investments in the underlying securities. In the event of a default or bankruptcy by the seller, the applicable Fund will typically seek to liquidate such collateral. The exercise of the applicable Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.

Repurchase agreements are considered to be loans by an investment company under the 1940 Act. A Fund will only enter into repurchase agreements in accordance with policies and procedures approved by the Board and adopted by the Trust on behalf of the Fund. Repurchase agreements usually are for short periods, often under one week, and will not be entered into by a Fund for a duration of more than seven days if, as a result, more than 15% of the NAV of a Fund would be invested in such agreements or other securities which are illiquid.

Each Fund will assure that the amount of collateral with respect to any repurchase agreement is adequate. As with a true extension of credit, however, there is risk of delay in recovery or the possibility of inadequacy of the collateral should the seller of the repurchase agreement fail financially. In addition, a Fund could incur costs in connection with the disposition of the collateral if the seller were to default. A Fund will enter into repurchase agreements only with sellers deemed to be creditworthy by, or pursuant to guidelines established by, the Board of Trustees of the Trust and only when the economic benefit to a Fund is believed to justify the attendant risks. Each Fund has adopted standards for the sellers with whom they will enter into repurchase agreements. The Board of Trustees of the Trust believe these standards are designed to reasonably assure that such sellers present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement.

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The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the applicable Fund may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the applicable Fund and therefore subject to sale by the trustee in bankruptcy. Finally, it is possible that the applicable Fund may not be able to substantiate its interest in the underlying securities.

United States Government Obligations. United States Government obligations consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the United States Government and its agencies and instrumentalities that issue or guarantee securities, such as the Federal Home Loan Banks, FNMA and the Student Loan Marketing Association, and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some, such as those of the Federal Home Loan Banks, are backed by the right of the issuer to borrow from the U.S. Treasury, others by discretionary authority of the U.S. Government to purchase the agencies’ obligations, while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assess a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

United States Government Agency Securities. United States Government agency securities consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, GNMA, Farmer’s Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, FHLMC, the Farm Credit Banks, FNMA, and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States Government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., GNMA mortgage-backed securities); (iii) supported by the issuing agency’s or instrumentality’s right to borrow from the United States Treasury (e.g., FNMA Discount Notes); or (iv) supported only by the issuing agency’s or instrumentality’s own credit (e.g., Tennessee Valley Association). No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or instrumentalities that are not supported by the full faith and credit of the U.S. government, since the U.S. government is not obligated to do so by law. The guarantee of the U.S. government does not extend to the yield or value of the Funds’ shares.

Warrants. Warrants are options to purchase equity securities at a specific price and are valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants are typically issued with preferred stock or bonds. The price of the warrant usually represents a premium over the applicable market value of the common stock at the time of the warrant’s issuance. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless. Warrants may be more speculative than other types of investments in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants differ from call options in that warrants are issued by the issuer of the security, which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants may not necessarily move parallel to the prices of the underlying securities.

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DERIVATIVE INSTRUMENTS

The Funds’ derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets of the Funds, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying assets in the Funds’ portfolios; the loss of principal; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the applicable Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If a Fund is owed this fair market value in the termination of the derivative contract and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying security.

Certain of the derivative investments in which the Funds may invest may, in certain circumstances, give rise to a form of financial leverage, which may magnify the risk of owning such instruments. The ability to successfully use derivative investments depends on the ability of the Adviser to predict pertinent market movements, which cannot be assured. In addition, amounts paid by the Funds as premiums and cash or other assets held in margin accounts with respect to the Fund’s derivative investments would not be available to the Fund for other investment purposes, which may result in lost opportunities for gain.

Over-the-counter (“OTC”) derivatives may be more difficult to purchase, sell or value than other investments. Although both OTC and exchange-traded derivatives markets may experience a lack of liquidity, OTC non-standardized derivative transactions are generally less liquid than OTC cleared and exchange-traded instruments. The illiquidity of the derivatives markets may be due to various factors, including congestion, disorderly markets, limitations on deliverable supplies, the participation of speculators, government regulation and intervention, and technical and operational or system failures. In addition, the liquidity of a secondary market in an exchange-traded derivative contract may be adversely affected by “daily price fluctuation limits” established by the exchanges which limit the amount of fluctuation in an exchange-traded contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open positions. Prices have in the past moved beyond the daily limit on a number of consecutive trading days. If it is not possible to close an open derivative position entered into by a Fund, the Fund would continue to be required to make cash payments of variation (or mark-to-market) margin in the event of adverse price movements. In such a situation, if the applicable Fund has insufficient cash, it may have to sell portfolio securities to meet variation margin requirements at a time when it may be disadvantageous to do so. The absence of liquidity may also make it more difficult for the Funds to ascertain a market value for such instruments. The inability to close derivatives transactions positions also could have an adverse impact on the Funds’ abilities to effectively hedge their portfolios. OTC derivatives that are not cleared are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the applicable Fund. If a counterparty were to default on its obligations, the applicable Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it is contractually entitled to receive). In addition, the use of certain derivatives may cause the Fund to realize higher amounts of income or short-term capital gains (generally taxed at ordinary income tax rates).

FOREIGN SECURITIES

Exposure to Foreign Markets. Investing in foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involves certain considerations and significant risks that are not typically associated with investing in U.S. investments. The value of securities denominated in foreign currencies, and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

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There may be less publicly available information about foreign securities, issuers and countries than is available about U.S. government securities and securities of domestic issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Funds’ interest and dividends from foreign issuers as well as gains or proceeds realized from the sale or other disposition of international securities may be subject to foreign. withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Funds by domestic companies or the U.S. Government and thereby reduce a Fund’s net investment income.

Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments. Decreases in the value of currencies of the foreign countries in which a Fund invests relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which a Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated). Because the Funds may invest in securities denominated in foreign currencies, it may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. These activities may constitute “derivatives” transactions.

The Funds may invest in issuers domiciled in “emerging markets”, or those countries determined by the Adviser to have developing or emerging economies and markets. Emerging market investing can have more risks than investing in developed foreign markets. For example, governments of developing and emerging market countries may be more unstable as compared to more developed countries. Also, currency values may fluctuate more in developing or emerging markets, and many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. In addition, economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of developing and emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries, and such countries may have less developed legal and accounting systems. It may be more difficult to sell securities at acceptable prices and security prices may be more volatile than in countries with more mature markets.

Further, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. In addition, some emerging market countries impose transfer taxes or fees on a capital market transaction. Some currencies in emerging markets may have been devalued significantly against the U.S. Dollar. For these and other reasons, the prices of securities in foreign markets can fluctuate more significantly than the prices of securities of companies in developed countries.

Foreign investments involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on foreign ownership of local companies generally, restrictions on the ability to repatriate investment income or constraints on currency exchange, or other government intervention. There is no assurance that the Adviser will be able to anticipate these potential events or counter their effects. These risks are magnified for investments in developing countries, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities. The less developed the country, the greater effect these risks may have on the Fund.

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Economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign markets may offer less protection to investors than U.S. markets. It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter markets located outside the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment, may result in increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer, and may involve substantial delays. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investors. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. It may also be difficult to enforce legal rights in foreign countries. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. American Depositary Receipts (“ADRs”), as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company, and are designed for use in U.S. securities markets; EDRs are issued by European financial institutions and typically trade in Europe; and GDRs are issued by European financial institutions and typically trade in both Europe and the United States. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.

Investments in European securities are subject to the risks of European countries, which can be significantly affected by the actions of their own individual governments as well as the actions of other European institutions, such as the European Union (“EU”), the European Economic and Monetary Union (“EMU”) and the European Central Bank. The EU is an intergovernmental and supranational union consisting of 27 member states. One of the key responsibilities of the EU is to create and administer a unified trade policy. The member states created the EMU, which established different stages and commitments that member states need to follow to achieve greater economic policy coordination and monetary cooperation. Member states relinquish their monetary control to the European Central Bank and use a single unified currency, the euro. Investments in Europe are also subject to currency risks. Further, because many countries are dependent on foreign exports, any fluctuations in the euro exchange rate could have a negative effect on an issuer’s profitability and performance. In addition, the EU has been extending its influence to the east as it has accepted several new Eastern European countries as members. Some of the new members remain burdened by the inherited inefficiencies of centrally planned economies. Additionally, these countries are dependent on Western Europe for trade and credit. The current and future status of the EU continues to be the subject of political and regulatory controversy, with widely differing views both within and between member countries. Further, the European financial markets have experienced uncertainty over the past few years, largely because of concerns about rising government debt levels and increased budget deficits. Political and regulatory responses to address structural and policy issues have created even greater instability throughout the region. The high levels of public debt increases the likelihood that certain European issuers will either default or restructure their debt obligations, which would have a negative effect on asset values. The use of austerity measures in countries such as Spain, Italy, Greece, Portugal and Ireland during times in which the eurozone has high levels of unemployment has limited economic growth. European countries can be adversely affected by the tight fiscal and monetary controls that the EMU requires its members to comply with.

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Investments in emerging markets can be subject to a number of types of taxes that vary by country, change frequently, and are sometimes defined by custom rather than written regulation. Emerging countries can tax interest, dividends, and capital gains through the application of a withholding tax. The local custodian normally withholds the tax upon receipt of a payment and forwards such tax payment to the foreign government on behalf of each Fund. Certain foreign governments can also require a foreign investor to file an income tax return and pay the local tax through estimated tax payments or pay the local tax when filing the tax return. Although not frequently used, some emerging markets have attempted to slow conversion of their currency by imposing a repatriation tax. Generally, this tax is applied to amounts, that are converted from the foreign currency to the investor’s currency and withdrawn from the local bank account. Transfer taxes or fees, such as stamp duties, security transfer taxes, and registration and script fees, are generally imposed by emerging markets as a tax or fee on a capital market transaction. Each emerging country may impose a tax or fee at a different point in time as the foreign investor perfects his interest in the securities acquired in the local market. A stamp duty is generally a tax on the official recording of a capital market transaction. Payment of such duty is generally a condition of the transfer of assets and failure to pay such duty can result in a loss of title to such asset as well as loss of benefit from any corporate actions. A stamp duty is generally determined based on a percentage of the value of the transaction conducted and can be charged against the buyer (e.g., Cyprus, India, Israel, Jordan, Malaysia, Pakistan, and the Philippines), against the seller (e.g., Argentina, Australia, China, Egypt, Indonesia, Kenya, Portugal, South Korea, Trinidad, Tobago, and Zimbabwe). Although such a fee does not generally exceed 100 basis points, certain emerging markets have assessed a stamp duty as high as 750 basis points (e.g., Pakistan). A security transfer tax is similar to a stamp duty and is generally applied to the purchase, sale or exchange of securities, that occur in a particular foreign market. These taxes are based on the value of the trade and similar to stamp taxes, can be assessed against the buyer, seller or both. Although the securities transfer tax may be assessed in lieu of a stamp duty, such tax can be assessed in addition to a stamp duty in certain foreign markets (e.g., Switzerland, South Korea, Indonesia). Upon purchasing a security in an emerging market, such security must often be submitted to a registration process in order to record the purchaser as a legal owner of such security interest. Often foreign countries will charge a registration or script fee to record the change in ownership and, where physical securities are issued, issue a new security certificate. In addition to assessing this fee upon the acquisition of a security, some markets also assess registration charges upon the registration of local shares to foreign shares.

In addition to the general risks of investing in foreign securities, the Funds may, from time to time, have exposure to issuers located in Asian markets, including, but not limited to, Japan and China. The economic, political, and regulatory conditions in Asian countries can be highly variable and, in some cases, unpredictable. Many Asian markets have experienced periods of significant instability and government intervention, including expropriation or nationalization of assets, abrupt changes in laws or regulations affecting foreign investment, restrictions on repatriation of capital, and imposition of currency controls. These factors can adversely affect the value, liquidity, and repatriation of the Funds’ investments. Asian securities markets are, in general, less mature than those in the United States, often characterized by lower trading volumes, wider bid/ask spreads, greater price volatility, and less reliable settlement systems, which can result in increased risk of delays or failed trades.

The Funds’ investments in Asian countries may also be significantly affected by fluctuations in local currencies, which can be subject to government intervention, devaluation, or inconvertibility. In China, for example, the government maintains significant control over the economy, financial markets, and currency exchange, and may impose capital controls or foreign ownership restrictions with little notice. Investments in Chinese issuers may also be affected by regulatory uncertainty, lack of transparency, changes in policies regarding foreign participation in local markets, social, economic and political conditions impacting China, including international relations with other nations, public health risks, corruption and military activity, market illiquidity, exchange-rate fluctuations, volatility, and the potential for limited disclosure and regulation involving Chinese securities. Additionally, certain investments in China may be made through structures such as variable interest entities (VIEs), which present unique legal and operational risks, including uncertainty regarding enforceability of ownership rights. Japan, though a developed market, faces distinct risks related to long-term economic stagnation, high levels of public debt, an aging population, exposure to natural disasters, and ongoing monetary and fiscal interventions by the Japanese government and central bank. The performance of Japanese securities may also be influenced by regional geopolitical tensions or trade disputes.

Across Asia, the diversity of legal, regulatory, and accounting standards, as well as varying levels of investor protection and market oversight, may make it more challenging for the Funds to obtain reliable information or enforce contractual and legal rights. Geopolitical risks, such as tensions in the Taiwan Strait, the Korean Peninsula, or territorial disputes in the South China Sea, may lead to market volatility or disrupt economic activity in the region. While the Funds do not concentrate exclusively in any single Asian market or sector, their investments in the region may subject them to these and other risks to a greater extent than funds that do not invest in Asian issuers. These risks may be heightened during periods of economic, political, or social instability and may result in significant losses.

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Foreign Currency Transactions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A Fund may also invest in non-deliverable forward contracts (cash-settled contracts for currencies of countries which do not allow non-residents to hold substantial sums of their currency, e.g. China), in order to hedge the foreign currency risk. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers as opposed to on exchanges regulated by the CFTC (note, however, that under new definitions adopted by the CFTC and SEC, many non-deliverable foreign currency forwards will be considered swaps for certain purposes, including determination of whether such instruments must be traded on exchanges and centrally cleared). A forward contract generally has no standard maturity dates or amounts (i.e., the parties to the contract may fix the maturity date and the amount) or initial margin deposit requirement, and no commissions are charged at any stage for trades.

A Fund may enter into forward contracts for a variety of purposes in connection with the management of the foreign currency exposure of its portfolio. When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars of the amount of foreign currency involved in the underlying security transactions, a Fund will seek to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

When the Adviser believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, or it wishes to alter a Fund’s exposure to the currencies of the countries in its investment universe, it may enter into a forward contract to sell or buy foreign currency in exchange for the U.S. dollar or another foreign currency. Alternatively, where appropriate, a Fund may manage all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, a Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in a Fund. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, each Fund retains flexibility to enter into such forward contracts when the Adviser determines that the best interests of the Fund will be served.

A Fund may enter into forward contracts for any other purpose consistent with that Fund’s investment objective and program. In determining the amount to be delivered under a contract, a Fund may net offsetting positions.

At the maturity of a forward contract, a Fund may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by “rolling” that contract forward) or initiate a new forward contract.

If a Fund retains the portfolio security and engages in an offsetting transaction, that Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Fund’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, that Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, a Fund will suffer a loss to the extent of the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

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A Fund’s dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, each Fund reserves the right to enter into forward foreign currency contracts for different purposes and under different circumstances. No Fund is required to enter into forward contracts with regard to its foreign currency denominated securities and a Fund will not do so unless deemed appropriate by the Adviser. Further, this method of hedging against a decline in the value of a currency is intended to establish a rate of exchange at a future date, and not to eliminate fluctuations in the underlying prices of the securities. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain, which might result from an increase in the value of that currency.

Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer.

Foreign Futures and Options. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, customers who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act (“CEA”), the CFTC’s regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the Commission and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from a Fund for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time a Fund’s order is placed and the time it is liquidated, offset or exercised.

FORWARD COMMITMENTS

Forward commitments are securities purchased on a “when-issued” or delayed delivery basis. Such securities are not available for immediate delivery despite the fact that a market exists for those securities. The price for such securities, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within two months of the purchase, but may be negotiated to take up to three months. During the period between purchases and settlement, no payment is made by a Fund to the issuer and no interest accrues to a Fund. At the time a Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction as a purchase and thereafter reflect the value of the security each day in determining the Fund’s NAV. When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the transaction takes place.

FUTURES CONTRACTS

General. Futures contracts include stock index, interest rate and currency futures (commonly referred to as “futures” or “futures contracts”).

Stock index futures contracts may be used to provide a hedge for a portion of a Fund’s portfolio, as a cash management tool, or as an efficient way for the Adviser to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. Each Fund may purchase or sell futures contracts with respect to any stock index. Nevertheless, to hedge a Fund’s portfolio successfully, a Fund must sell futures contracts with respect to indices or sub-indices whose movements will have a significant correlation with movements in the prices of a Fund’s portfolio securities.

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Interest rate or currency futures contracts may be used to manage a Fund’s exposure to changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund. In this regard, a Fund could sell interest rate or currency futures as an offset against the effect of expected increases in interest rates or currency exchange rates and purchase such futures as an offset against the effect of expected declines in interest rates or currency exchange rates.

Each Fund may enter into futures contracts that are traded on national or foreign futures exchanges, which are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the CEA by the CFTC. Futures are traded in London at the London International Financial Futures Exchange in Paris at the MATIF and in Tokyo at the Tokyo Stock Exchange. Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low cost means of implementing a Fund’s objectives in these areas.

Although the Funds have no current intention of engaging in futures or options transactions other than those described above, they reserve the right to do so. Such futures and options trading might involve risks, which differ from those involved in the futures and options described in this Statement of Additional Information.

Hedging Risk. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or market or interest rate trends. There are several risks in connection with the use by a Fund of futures contracts as a hedging device. One risk arises because of the possible imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments, which are the subject of the hedge. The Adviser will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of a Fund’s underlying instruments sought to be hedged.

Successful use of futures contracts by a Fund for hedging purposes is also subject to the Adviser’s ability to correctly predict movements in the direction of the market. It is possible that, when a Fund has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in a Fund’s portfolio might decline. If this were to occur, a Fund would lose money on the futures and also would experience a decline in value in its underlying instruments. However, while this might occur to a certain degree, the Adviser believes that over time the value of a Fund’s portfolio will tend to move in the same direction as the market indices used to hedge the portfolio. It is also possible that if a Fund were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in its portfolio) and prices instead increased, a Fund would lose part or all of the benefit of increased value of those underlying instruments that it has hedged, because it would have offsetting losses in its futures positions. In addition, in such situations, if a Fund had insufficient cash, it might have to sell underlying instruments to meet daily variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). A Fund might have to sell underlying instruments at a time when it would be disadvantageous to do so.

In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close futures contracts through offsetting transactions, which could distort the normal relationship between the underlying instruments and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets, and as a result the futures market might attract more speculators than the securities markets do. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by the Adviser might not result in a successful hedging transaction over a very short time period.

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LIBOR Risk. A Fund may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The Fund's investments may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. The Fund may also obtain financing at floating rates based on LIBOR. Derivative instruments utilized by the Fund may also reference LIBOR.

The United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, has ceased publishing all LIBOR settings. In April 2023, the FCA directed that certain USD LIBOR settings would continue to be published under a synthetic methodology, a practice that ceased on September 30, 2024. Actions by regulators have resulted in the establishment of alternative reference rates in most major currencies. The U.S. Federal Reserve, based on the recommendations of Alternative Reference Rates Committee, has begun publishing the Secured Overnight Financing Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new reference rates.

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR still may be developing. There may also be challenges for the Fund to enter into hedging transactions against such newly-issued instruments until a market for such hedging transactions develops. All of the aforementioned may adversely affect the Fund's performance or net asset value.

Liquidity. A Fund may elect to close some or all of its futures positions at any time prior to their expiration. A Fund would do so to reduce exposure represented by long futures positions or short futures positions. A Fund may close its positions by taking opposite positions, which would operate to terminate that Fund’s position in the futures contracts. Final determinations of variation margin would then be made, additional cash would be required to be paid by or released to a Fund, and that Fund would realize a loss or a gain.

Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although each Fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. The reasons for the absence of a liquid secondary market on an exchange are substantially the same as those discussed in the section entitled “Description of Securities, Other Investment Policies and Risk Considerations – Options on Futures Contracts”. In the event that a liquid market does not exist, it might not be possible to close out a futures contract, and in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge the underlying instruments, a Fund would continue to hold the underlying instruments subject to the hedge until the futures contracts could be terminated. In such circumstances, an increase in the price of underlying instruments, if any, might partially or completely offset losses on the futures contract. However, as described below, there is no guarantee that the price of the underlying instruments will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

Trading in Futures Contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

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Futures contracts are traded in the United States on commodity exchanges or boards of trade (known as “contract markets”) approved for such trading and regulated by the CFTC. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

Unlike when a Fund purchases or sells a security, no price would be paid or received by that Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain a Fund’s open positions in futures contracts, a Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. Government securities, suitable money market instruments, or other liquid securities, known as “initial margin”. The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

If the price of an open futures contract changes (by increase in the underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to that Fund.

These subsequent payments, called “variation margin”, to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market”. A Fund expects to earn interest income on its margin deposits.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction that Fund will continue to be required to maintain the margin deposits on the futures contract.

For example, one contract in the Financial Times Stock Exchange 100 Index future is a contract to buy 25 pounds sterling multiplied by the level of the UK Financial Times 100 Share Index on a given future date. Settlement of a stock index futures contract may or may not be in the underlying instrument or index. If not in the underlying instrument or index, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset at the time the stock index futures contract expires.

Volatility and Leverage. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events. Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

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Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract were deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount of margin deposited to maintain the futures contract. However, a Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

ILLIQUID SECURITIES

Certain securities that a Fund may purchase (e.g., restricted securities purchased in private placements) may be illiquid (generally, securities that the Fund determines are unlikely to be able to be sold within seven (7) days) when purchased.

Securities held by a Fund, even if liquid when acquired, may become illiquid if the underlying issuer faces material financial difficulties or bankruptcy, the securities are delisted from an exchange on which they were traded or the Adviser otherwise determines that the securities are illiquid. Illiquid securities are subject to the risk that they cannot be sold in a timely manner, and are also subject to the risk that they must be fair valued by the applicable Fund with little or no current, independent pricing information. In such a case, the Fund may undervalue or overvalue the securities. Each Fund is subject to a restriction preventing the Fund from acquiring illiquid securities with more than 15% of its assets. If through the appreciation of illiquid securities or the depreciation of liquid securities, a Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid assets, including restricted securities, a Fund will take appropriate steps to protect liquidity.

INVESTMENT COMPANIES

The Funds may invest in the securities of other investment companies, including ETFs, closed-end funds and open-end (mutual) funds (also called underlying funds), as well as in business development companies. To the extent such underlying funds are index-based, these underlying funds will generally attempt to replicate the performance of a particular index. An underlying fund may not always hold all of the same securities as the index it attempts to track. An underlying fund may use statistical sampling techniques to attempt to replicate the returns of an index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth. An underlying fund may not track the index perfectly because differences between the index and the fund’s portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flow into and out of the fund, and differences between how and when the fund and the index are valued can cause differences in performance. Furthermore, when a Fund invests in shares of underlying funds, performance is directly related to the ability of the underlying funds to meet their respective investment objectives, as well as the allocation of the Fund’s assets among the underlying funds by the Adviser. Accordingly, each Fund’s investment performance will be influenced by the investment strategies of and risks associated with any underlying funds in direct proportion to the amount of assets the Fund allocates to such underlying funds utilizing such strategies.

There is also a risk that the underlying funds may terminate due to extraordinary events. For example, any of the service providers to an underlying fund, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the underlying fund, and the underlying fund may not be able to find a substitute service provider. Also, the underlying fund may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the respective underlying fund may also terminate. In addition, an underlying fund may terminate if its net assets fall below a certain amount. Although the Funds believe that in the event of the termination of an underlying fund, the applicable Fund will be able to invest instead in shares of an alternate underlying fund tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate underlying fund would be available for investment at that time.

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Additional risks related to investments in investment companies, including risks related to specific types of investment companies, are set forth below.

1940 Act Requirements. Generally, under Section 12(d)(1) of the 1940 Act, a fund may not acquire shares of another investment company if, immediately after such acquisition, (i) a fund would hold more than 3% of the other investment company’s total outstanding shares, (ii) a fund’s investment in securities of the other investment company would be more than 5% of the value of the total assets of the fund, or (iii) more than 10% of a fund’s total assets would be invested in investment companies. Under certain statutory and regulatory exemptions, a fund may invest in registered and unregistered money market funds in excess of these limitations. The Funds may rely upon any applicable statutory or regulatory exemptions in investing in other investment companies. These restrictions and conditions may limit the Funds’ ability to invest in other investment companies to the extent desired.

Business Development Companies. Business Development Companies (“BDCs”) are a type of closed-end investment company regulated under the 1940 Act. BDCs typically operate as publicly traded private equity firms that invest in early stage to mature private companies as well as small public companies. BDCs are regulated under the 1940 Act and are taxed as regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Code”). BDCs realize operating income when their investments are sold off, and therefore maintain complex organizational, operational, tax and compliance requirements. For tax purposes, BDCs generally intend to qualify for taxation as RICs. To so qualify, BDCs must satisfy certain asset diversification and source of income tests and must generally distribute at least 90% of their taxable earnings as dividends. Under the 1940 Act, BDCs are also required to invest at least 70% of their total assets primarily in securities of private companies or thinly traded U.S. public companies, cash, cash equivalents, U.S. Government securities and high-quality debt investments that mature in one year or less. While BDCs are expected to generate income in the form of dividends, because BDCs generally invest in less mature private companies or thinly traded U.S. public companies (which involve greater risk than well-established publicly-traded companies), certain BDCs during certain periods of time may not generate such income. Generally, little public information exists for private and thinly traded companies and there is a risk that investors may not be able to make a fully informed evaluation of a BDC and the BDC’s portfolio of investments. Securities of private companies may be difficult to value and may be difficult to sell at a price representative of their intrinsic value. Small and medium-sized companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on the value of their stock than is the case with a larger company. In addition, investments made by BDCs are generally subject to legal and other restrictions on resale and are otherwise less liquid than publicly-traded securities. The illiquidity of these investments may make it difficult to sell such investments if the need arises, and if there is a need for a BDC in which a Fund invests to liquidate its portfolio quickly, it may realize a loss on its investments. BDCs may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings. A consequence of this limited number of investments is that the aggregate returns realized may be disproportionately impacted by the poor performance of a small number of investments, or even a single investment, particularly if a company experiences the need to write down the value of an investment. Since BDCs rely on access to short-term money markets, longer-term capital markets and the bank markets as significant sources of liquidity, if BDCs are not able to access capital at competitive rates, their ability to implement certain financial strategies will be negatively impacted. Market disruptions, including a downturn in capital markets in general or a downgrade of the credit rating of a BDC held by a Fund, may increase the cost of borrowing to that company, thereby increasing its cost of borrowing and adversely impacting the Fund’s returns. Credit downgrades may also result in requirements for a BDC to provide additional support in the form of letters of credit or cash or other collateral to various counterparties.

Closed-End Investment Companies. Each Fund may invest in “closed-end” investment companies (or “closed-end funds”), subject to the investment restrictions set forth below. A Fund, together with any company or companies controlled by that Fund, and any other investment companies having the Adviser as an investment adviser, may purchase in the aggregate only up to 3% of the total outstanding voting stock of any closed-end fund. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the NYSE, the National Association of Securities Dealers Automated Quotation System (commonly known as “NASDAQ”) and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Funds), investors seek to buy and sell shares of closed-end funds in the secondary market.

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Each Fund generally will purchase shares of closed-end funds only in the secondary market. A Fund will incur normal brokerage costs on such purchases similar to the expenses a Fund would incur for the purchase of securities of any other type of issuer in the secondary market. A Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser, based on a consideration of the nature of the closed-end fund’s proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if a Fund purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share, which is less than the NAV per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined NAV but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

A Fund may invest in shares of closed-end funds that are trading at a discount to NAV or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by a Fund will ever decrease. In fact, it is possible that this market discount may increase and a Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the NAV of a Fund’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by a Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. A Fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and NAV than an investment in shares of investment companies without a leveraged capital structure.

Exchange Traded Funds. A Fund may invest in shares of other exchange traded funds (“ETFs”). Typically, assets underlying the ETF shares are stocks, though they may also be commodities or other instruments. An ETF may seek to replicate the performance of a specific index or may be actively managed.

Typically, shares of an ETF that tracks an index are expected to increase in value as the value of the underlying benchmark increases. However, in the case of inverse ETFs (also called “short ETFs” or “bear ETFs”), ETF shares are expected to increase in value as the value of the underlying benchmark decreases. Inverse ETFs seek to deliver the opposite of the performance of the benchmark they track and are often marketed as a way for investors to profit from, or at least hedge their exposure to, downward moving markets. Investments in inverse ETFs are similar to holding short positions in the underlying benchmark. Leveraged ETFs seek to deliver multiples of the performance of the index or other benchmark they track and use derivatives in an effort to amplify the returns (or declines, in the case of leveraged inverse ETFs) of the underlying index or benchmark. In addition, some ETFs are non-registered investment companies that invest directly in securities, commodities or other assets (such as precious metals).

Inverse and leveraged ETFs are subject to additional risks not generally associated with traditional ETFs. The NAV and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs may use investment techniques and financial instruments such as derivative transactions and short selling techniques, and the use of these techniques may cause the inverse or leveraged ETFs to lose more money in market environments that are adverse to their investment strategies than other funds that do not use such techniques. In addition, while leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater. Most leveraged and inverse ETFs “reset” daily, meaning they are designed to achieve their stated objectives on a daily basis. Leveraged and inverse ETFs can deviate substantially from the performance of their underlying benchmark over longer periods of time, particularly in volatile periods.

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ETF shares are redeemable only in large blocks (typically, 50,000 shares), called “creation units”, and are redeemed principally in-kind at each day’s next calculated net asset value per share (NAV). ETFs typically incur fees that are separate from those fees incurred directly by a fund. A Fund’s purchase of ETFs results in the layering of expenses, such that the Fund would indirectly bear a proportionate share of any ETF’s operating expenses. Further, while traditional investment companies are continuously offered at NAV, ETFs are traded in the secondary market (e.g., on a stock exchange) on an intra-day basis at prices that may be above or below the value of their underlying portfolios.

Investments in an ETF involve certain risks generally associated with investments in a broadly based portfolio of securities, including risks that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF or other instrument. In addition, an index-based ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain investments in the secondary market, discrepancies between the ETF and the index with respect to the weighting or number of investments held or other factors. In addition, an ETF may be adversely affected by the performance of the specific index, market sector or group of industries on which it is based. ETFs that invest in other assets, such as commodities, are subject to the risks associated with directly investing in those assets. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds: (1) the market price of the ETF’s shares may trade at a discount to their net asset value and, if an index-based ETF, the ETF may not track an index as well as a traditional index mutual fund because of the disparity between the ETF’s market value and the ETF’s NAV; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, if the shares are de-listed from the exchange, or upon the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Because ETFs and pools that issue similar instruments bear various fees and expenses, a Fund’s investment in these instruments will involve certain indirect costs, as well as transaction costs, such as brokerage commissions. The Adviser may consider the expenses associated with an investment in determining whether to invest in an ETF.

Expenses of Other Investment Companies. A Fund’s investments in ETFs, mutual funds, closed-end funds, REITs and other underlying funds involve certain additional expenses and certain tax results, which would not be present in a direct investment in the underlying funds.

Master/Feeder Structure. Notwithstanding these limitations, each Fund reserves the right to convert to a “master/feeder” structure at a future date. If the Board approved the use of a master-feeder structure for a Fund, a Fund (the “feeder” fund) would invest all of its investable assets in an open-end management investment company (the “master” fund) with substantially the same investment objectives, policies and limitations as that Fund. For this purpose, “all of the Fund’s investable assets” means that the only investment securities that would be held by that Fund would be that Fund’s interest in the master fund. Under such a structure, one or more “feeder” funds, such as a Fund, invest all of their assets in a “master” fund, which, in turn, invests directly in a portfolio of securities. If required by applicable law, a Fund will seek shareholder approval before converting to a master/feeder structure. If the requisite regulatory authorities determine that such approval is not required, shareholders will be deemed, by purchasing shares, to have consented to such a conversion and no further shareholder approval will be sought. Such a conversion is expressly permitted under the investment objective and fundamental policies of a Fund.

Open-End Investment Companies. The 1940 Act provides that an underlying fund whose shares are purchased by a Fund will be obligated to redeem shares held by a Fund only in an amount up to 1% of the underlying fund’s outstanding securities during any period of less than 30 days. Shares held by a Fund in excess of 1% of an underlying fund’s outstanding securities therefore, will generally be considered not readily marketable securities, which, together with other such securities, may not exceed 15% of a Fund’s assets. In some cases deemed appropriate by the Adviser or the Board of Trustees, Shares held by a Fund in excess of 1% of an underlying fund’s outstanding securities will be considered readily marketable securities (for example, ETFs, which are registered as open-end investment companies but listed on an exchange).

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Under certain circumstances an underlying fund may determine to make payment of a redemption by a Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, a Fund may hold securities distributed by an underlying fund until the Adviser determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisers of the underlying funds are made independently of a Fund and the Adviser. Therefore, the investment adviser of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment adviser of another such fund. The result of this would be an indirect expense to a Fund without accomplishing any investment purpose.

MARKET RISK

Market risk is the risk that the value of the securities in the Funds’ portfolios may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Funds’ investments, economic conditions and general market conditions. Certain market events could increase volatility and exacerbate market risk, and could result in trading halts, such as changes in governments’ economic policies, political turmoil, environmental events, trade disputes, terrorism, war, military action and epidemics, pandemics or other public health issues. Any of the foregoing market events can adversely affect the economies of one or more countries or the entire global economy, certain industries or individual issuers, and capital and security markets in ways that cannot necessarily be foreseen or quickly addressed.

As shown with the coronavirus disease that emerged in 2020 (COVID-19), market events (including public health crises and concerns) can have a profound economic and business effect that results in cancellations and disruptions to supply chains and customer activity, disruption and displacement of one or more sectors or industries, closing of borders and imposition of travel restrictions and quarantines, general public concern and uncertainty and, in extreme cases, exchange trading halts due to rapidly falling prices.

Market events such as these and other types of market events may cause significant declines in the values and liquidity of many securities and other instruments, and significant disruptions to global business activity and financial markets. Turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers both domestically and around the world, and can result in trading halts, any of which could have an adverse impact on the Fund. During periods of market volatility, security prices (including securities held by the Funds) could change drastically and rapidly and therefore adversely affect the Funds.

OPTIONS

Dealer (Over-the-Counter) Options. The Funds may engage in transactions involving dealer options. Certain risks are specific to dealer options. While the Funds would look to a clearing corporation to exercise exchange-traded options, if the Funds were to purchase a dealer option, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Funds as well as loss of the expected benefit of the transaction. Transaction costs regarding writing and purchasing options are normally higher than those applicable to purchases and sales of portfolio securities.

Exchange-traded options generally have a continuous liquid market while dealer options have none. Consequently, the Funds will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a Fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Funds originally wrote the option. While the Funds will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with a Fund, there can be no assurance that a Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Until a Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) or currencies used as cover until the option expires or is exercised. In the event of insolvency of the contra party, the Funds may be unable to liquidate a dealer option. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to that Fund. For example, since the Funds must maintain a secured position with respect to any call option on a security they write, the Funds may not sell the assets, that they have segregated to secure the position while it is obligated under the option. This requirement may impair a Fund’s ability to sell portfolio securities or currencies at a time when such sale might be advantageous.

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The Staff of the SEC has taken the position that purchased dealer options and the assets used to secure the written dealer options are illiquid securities. A Fund may treat the cover used for written OTC options as liquid if the dealer agrees that a Fund may repurchase the OTC option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent the maximum repurchase price under the formula exceeds the intrinsic value of the option. Accordingly, each Fund will treat dealer options as subject to a Fund’s limitation on unmarketable securities. If the SEC changes its position on the liquidity of dealer options, a Fund will change its treatment of such instrument accordingly.

Options on Futures Contracts. Each Fund may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Where a Fund seeks to close out an option position by writing or buying an offsetting option covering the same underlying instrument, index or contract and having the same exercise price and expiration date, its ability to establish and close out positions on such options will be subject to the maintenance of a liquid secondary market. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying instruments; (iv) unusual or unforeseen circumstances (e.g., volume exceeds clearing capability) may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers’ orders.

As an alternative to writing or purchasing call and put options on stock index futures, each Fund may write or purchase call and put options on stock indices. Such options would be used in a manner similar to the use of options on futures contracts.

Purchasing Call Options. Each Fund may purchase American or European style call options. As the holder of a call option, a Fund has the right to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). A Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. A Fund may purchase call options for the purpose of increasing its current return or avoiding tax consequences, which could reduce its current return. A Fund may also purchase call options in order to acquire the underlying securities or currencies. Examples of such uses of call options are provided below.

Call options may be purchased by a Fund for the purpose of acquiring the underlying securities or currencies for its portfolio. Utilized in this fashion, the purchase of call options enables a Fund to acquire the securities or currencies at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the securities or currencies directly. This technique may also be useful to a Fund in purchasing a large block of securities or currencies that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency itself, a Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

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Purchasing Put Options. Each Fund may purchase American or European style put options. As the holder of a put option, a Fund has the right to sell the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). In return for this right, the Fund pays the current market price for the option (known as the “option premium”). A Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. A Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or currencies.

Each Fund may purchase a put option on an underlying security or currency (a “protective put”) owned by a Fund as a defensive technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when a Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security’s market price or currency’s exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency where the Adviser deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

Each Fund may also purchase put options at a time when a Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, a Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, a Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

Option Combinations. Each Fund may purchase or write put or call options in combinations, including, without limitation, spreads, straddles and collars. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out. In “spread” transactions, a Fund buys and writes a put or buys and writes a call on the same underlying instrument with the options having different exercise prices, expiration dates, or both. In “straddles,” a Fund purchases a put option and a call option or writes a put option and a call option on the same instrument with the same expiration date and the same exercise price. When a Fund engages in spread and straddle transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. Because these transactions require the Fund to buy and/or write more than one option simultaneously, the Fund’s ability to enter into such transactions and to liquidate its positions when necessary or deemed advisable may be more limited than if the Fund were to buy or sell a single option. Similarly, costs incurred by the Fund in connection with these transactions will in many cases be greater than if the Fund were to buy or sell a single option. A Fund also may use option “collars.” A “collar” position combines a put option purchased by the Fund (the right of the Fund to sell a specific security within a specified period) with a call option that is written by the Fund (the right of the counterparty to buy the same security) in a single instrument. The Fund’s right to sell the security is typically set at a price that is below the counterparty’s right to buy the security. Thus, the combined position “collars” the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option. In each case, the premium received for writing an option offsets, in part, the premium paid to purchase the corresponding option, however, downside protection may be limited as compared to just owning a single option. Also, certain option combinations, such as straddles, may be subject to special tax rules.

Special Risks of Over the Counter Options.  Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, an OTC option is a type of financial contract that is negotiated privately and directly between two parties, rather than being traded on a public exchange. Unlike exchange-traded options, which are standardized and backed by a clearing organization that guarantees the transaction, OTC options are custom contracts whose terms are set by the parties involved, typically a Fund and a financial institution such as a bank or securities dealer. There is no third-party clearinghouse involved to guarantee that each party fulfills its obligations under the contract. Thus, when the Fund purchases an OTC option, it relies on the counter-party from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter-party to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

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A Fund’s ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market.  However, there can be no assurance that such a market will exist at any particular time.  Closing transactions can be made for OTC options only by negotiating directly with the counter-party or by a transaction in the secondary market if any such market exists.  There can be no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration.  In the event of insolvency of the counter-party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.  The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Writing Covered Call Options. A Fund may write (sell) American or European style “covered” call options and purchase options to close out options previously written by that Fund. In writing covered call options, a Fund expects to generate additional premium income which should serve to enhance that Fund’s total return and reduce the effect of any price decline of the security or currency involved in the option. Covered call options will generally be written on securities or currencies which, in the Adviser’s opinion, are not expected to have any major price increases or moves in the near future but which, over the long term, are deemed to be attractive investments for a Fund.

A call option gives the holder (buyer) the “right to purchase” a security or currency at a specified price (the exercise price) at expiration of the option (European style) or at any time until a certain date (the expiration date) (American style). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security or currency in the case of a call option, a writer is required to deposit in escrow the underlying security or currency or other assets in accordance with the rules of a clearing corporation.

A call option is considered “covered” if a Fund (i) owns the security or currency subject to the option, or owns an option to purchase the same underlying security or currency having an exercise price equal to or less than the exercise price of the “covered” option; or (ii) has established with its custodian for the term of the option an account consisting of cash, U.S. Government securities or other liquid securities having a value equal to the fluctuating market value of the securities or currencies on which a Fund holds the option.

The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options), but capable of enhancing a Fund’s total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Fund has no control over when it may be required to sell the underlying securities or currencies, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option, which a Fund has written, expires, a Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security or currency. The Funds do not consider a security or currency covered by a call to be “pledged” as that term is used in a Fund’s policy which limits the pledging or mortgaging of its assets.

The premium received is the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. Once the decision to write a call option has been made, the Adviser, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by a Fund for writing covered call options will be recorded as a liability of that Fund. This liability will be adjusted daily to the option’s current market value, which will be the latest sale price at the time at which the NAV per share of a Fund is computed (the close of the New York Stock Exchange (“NYSE”)) or, in the absence of such sale, the latest asked price. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

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Closing transactions are typically effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or, to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security or currency with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security or currency from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is no assurance that a Fund will be able to effect such closing transactions at favorable prices. If a Fund cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold. When a Fund writes a covered call option, it runs the risk of not being able to participate in the appreciation of the underlying securities or currencies above the exercise price, as well as the risk of being required to hold on to securities or currencies that are depreciating in value. This could result in higher transaction costs. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, a Fund may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from its portfolio. In such cases, additional costs may be incurred.

A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

Writing Covered Put Options. Each Fund may write American or European style covered put options and purchase options to close out options previously written by a Fund. A put option gives the purchaser of the option the right to sell and the writer (seller) has the obligation to buy, the underlying security or currency at the exercise price during the option period (American style) or at the expiration of the option (European style). So long as the obligation of the writer continues, it may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring it to make payment of the exercise price against delivery of the underlying security or currency. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

A put option is considered “covered” if a Fund (i) maintains in a segregated account cash, U.S. Government securities or other liquid appropriate securities in an amount not less than the exercise price or (ii) owns an option to sell the underlying security or currency subject to the option having an exercise price equal to or greater than the exercise price of the “covered” option at all times while the put option is outstanding. (The rules of a clearing corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.) A Fund would generally write covered put options in circumstances where the Adviser wishes to purchase the underlying security or currency for a Fund’s portfolio at a price lower than the current market price of the security or currency. In such event a Fund would write a put option at an exercise price, which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since a Fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received. Such a decline could be substantial and result in a significant loss to a Fund. In addition, a Fund, because it does not own the specific securities or currencies, which it may be required to purchase in exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities or currencies.

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If trading is interrupted in an underlying security, the trading of options on that security is usually halted as well. Holders and writers of options will then be unable to close out their positions until options trading resumes, and they may be faced with considerable losses if the security reopens at a substantially different price. Even if options trading is halted, holders of options will generally be able to exercise them. However, if trading has also been halted in the underlying security, option holders face the risk of exercising options without knowing the security’s current market value. If exercises do occur when trading of the underlying security is halted, the party required to deliver the underlying security may be unable to obtain it, which may necessitate a postponed settlement and/or the fixing of cash settlement prices.

FLexible EXchange® Options. The Funds may invest in FLEX Options, including both purchased and written put and call options (as further described below). FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. FLEX Options provide investors with the ability to customize terms of an option, including exercise prices, exercise styles (European style versus American style options which are exercisable any time prior to the expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of the over-the-counter option positions.

Each FLEX Option contract entitles the holder thereof (i.e. the purchaser of the FLEX Option) the option to purchase (for the call options) or sell (for the put options) the cash value of the reference asset as of the close of the market on the FLEX Option expiration date at the strike price. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchange that the FLEX Options are listed on do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts.

The OCC guarantees performance by each of the counterparties to FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. Subject to determination by the Securities Committee of the OCC, adjustments may be made to the FLEX Options for certain events (collectively, “Corporate Actions”) specified in the OCC’s by-laws and rules: certain stock dividends or distributions, stock splits, reverse stock splits, rights offerings, distributions, reorganizations, recapitalizations, or reclassifications with respect to an underlying security, or a merger, consolidation, dissolution or liquidation of the issuer of the underlying security. According to the OCC’s by-laws, the nature and extent of any such adjustment is to be determined by the OCC’s Securities Committee, in light of the circumstances known to it at the time such determination is made, based on its judgment as to what is appropriate for the protection of investors and the public interest, taking into account such factors as fairness to holders and writers (or purchasers and sellers) of the affected options, the maintenance of a fair and orderly market in the affected options, consistency of interpretation and practice, efficiency of exercise settlement procedures, and the coordination with other clearing agencies of the clearance and settlement of transactions in the underlying interest.

Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund’s shares and result in the Fund and being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, a Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection may impact the value of the Fund and whether the Fund can satisfy its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of the Fund. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

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The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of factors such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and the remaining time to expiration. FLEX Option prices may also be highly volatile and may fluctuate substantially during a short period of time. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Adviser (employing the fair value procedures approved by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value paid for shares of the Fund.

REAL ESTATE INVESTMENT TRUSTS

The Funds may invest in real estate investment trusts (“REITs”). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITS may also include operating or finance companies. REITs are subject to similar risks to those of direct investments in real estate and the real estate industry generally, including, without limitation, declines in the value of real estate, risks related to changes in general and local economic conditions, overbuilding and increased competition (including, without limitation, competition based on rental rates), increases in property taxes and operating expenses, variations in rental income, loss to casualty or condemnation, zoning law amendments, changes in interest rates, variations in market value, changes in the financial condition of tenants, changes in operating costs, attractiveness and location of properties, adverse changes in the real estate markets generally or in specific sectors of the real estate industry and possible environmental liabilities. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT’s taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. To the extent that a Fund includes the gross dividends from such REITs in its distributions to its shareholders, a portion of the Fund’s distributions may be deemed a return of capital. In addition, generally, REITs are subject to management fees and other expenses, and so any Fund invested in a REIT might bear its proportionate share of the costs of the REIT’s operations. REITs are also subject to additional risks associated with poor performance by the REIT’s manager, changes to the tax laws, and failure by the REIT to qualify for tax-free distributions of income or exemption under the 1940 Act. Furthermore, REITs are not diversified and are heavily dependent on cash flow.

REGULATORY MATTERS

Changing Fixed Income Market Conditions. Changes in domestic policy may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain fixed income investments, including fixed income investments held by a Fund, which could cause the value of the Fund’s investments and share price to decline and/or may decrease demand for Fund shares. This could cause a Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance. To the extent that a Fund invests in derivatives tied to fixed income markets, the Fund will be more substantially exposed to these risks than a fund that does not invest in such derivatives.

Regulatory Limitations. The Funds will engage in futures contracts and options thereon only for bona fide hedging, yield enhancement, risk management purposes, or as otherwise permitted by the rules and regulations of the CFTC. The Dodd-Frank Wall Street Reform and Consumer Protection Act, enacted in July 2010, regulates the OTC derivatives market by, among other things, requiring many derivative transactions to be cleared, expanding entity registration requirements, imposing business conduct requirements on dealers and requiring banks to move some derivatives trading units to a non-guaranteed affiliate separate from the deposit-taking bank or divest them altogether.

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The Funds’ investments in regulated derivatives instruments, such as swaps, futures and options, may be subject to maximum position limits established by the CFTC and U.S. and foreign futures exchanges. Under the exchange rules, all accounts owned or managed by advisers (such as the Adviser) or the Adviser’s principals or affiliates would be combined for position limit purposes. To comply with the position limits established by the CFTC and the relevant exchanges, the Adviser may in the future reduce the size of positions that would otherwise be taken for the Funds or not trade in certain markets on behalf of the Funds to avoid exceeding such limits. A violation of position limits by the Adviser could lead to regulatory action resulting in mandatory liquidation of certain positions held by the Adviser on behalf of any Fund. There can be no assurance that the Adviser will liquidate positions held on behalf of all of the Adviser’s accounts in a proportionate manner or at favorable prices, which may result in substantial losses to the Funds. Such policies could affect the nature and extent of derivatives use by the Funds.

RESTRICTED SECURITIES AND RULE 144A

Restricted securities may be acquired in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities are generally illiquid, and will be priced at fair value as determined in accordance with procedures prescribed by the Board of Trustees of the Trust.

Restricted securities acquired by a Fund will generally be eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Adviser, under the supervision of the Board of Trustees of the Trust, will consider whether securities purchased under Rule 144A are illiquid and thus subject to each Fund’s restriction of investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Adviser will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, the Adviser could consider: (1) the frequency of trades and quotes, (2) the number of dealers and potential purchases, (3) any dealer undertakings to make a market, and (4) the nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored, and if as a result of changed conditions it is determined that a Rule 144A security is no longer liquid, a Fund’s holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that a Fund does not invest more than 15% of its net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of a Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

SECURITIES LENDING

In order to generate additional income, each Fund may lend portfolio securities in an amount up to 33% of its total assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities which Horizon has determined are creditworthy under guidelines established by the Board. In determining whether a Fund will lend securities, Horizon will consider all relevant facts and circumstances. A Fund may not lend securities to any company affiliated with Horizon. Each loan of securities will be collateralized by cash, securities or letters of credit. A Fund might experience a loss if the borrower of a security defaults on the loan or its other obligations.

The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral, or provide to the Fund an irrevocable letter of credit, equal in value to at least 100% of the value of the securities loaned. While the loan is outstanding, the borrower will pay the Fund any interest paid on the loaned securities, and the Fund may invest the cash collateral to earn additional income. Alternatively, the Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. It is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or the Funds will be paid a premium for the loan. Loans are subject to termination at the option of a Fund or the borrower at any time. A Fund may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. A Fund might experience the risk of loss if the institution with which the Fund has engaged in a portfolio loan transaction breaches its agreement with the Fund. The principal risk of portfolio lending is potential default or insolvency of the borrower, and as with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. As part of participating in a lending program, a Fund may be required to invest in securities that bear the risk of loss of principal. In addition, all investments made with the collateral received are subject to the risks associated with such investments. If such investments lose value, the applicable Fund will have to cover the loss when repaying the collateral.

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The Funds participate in securities lending arrangements whereby a Fund lends certain of its portfolio securities to brokers, dealers and financial institutions (not with individuals) in order to receive additional income and increase the rate of return of its portfolio. U.S. Bank, N.A. serves as the Funds’ securities lending agent, and it oversees the securities lending process, which includes the screening, selection and ongoing review of borrowers, monitoring the availability of securities, negotiating rebates, daily marking to market of loans, monitoring and maintaining cash collateral levels, processing securities movements and reinvesting cash collateral as directed by Horizon.

SHORT SALES

A Fund may sell securities short as part of its overall portfolio management strategies involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. It is a transaction in which a Fund sells a security it does not own or has the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When a Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. A Fund is required to make a margin deposit in connection with such short sales; a Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the security sold short does not change over the duration of the short sale.

If the price of the security sold short increases between the time of the short sale and the time a Fund covers its short position, a Fund will incur a loss; conversely, if the price declines, a Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged. In addition, short sales expose a Fund to the risk that the Fund will be required to acquire, convert or exchange securities to replace the borrowed security (also known as “covering” the short position) at a time when the security sold short has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended.

A Fund may sell securities short to the full extent permitted under the 1940 Act. A short sale is “against the box” to the extent a Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

SWAP AGREEMENTS

Each Fund may enter into interest rate, index and currency exchange rate swap agreements in attempts to obtain a particular desired return at a lower cost to a Fund than if a Fund has invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount”, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. A Fund’s obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

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Swap transactions are subject to market risk, liquidity risk, risk of default by the other party to the transaction, known as “counterparty risk,” regulatory risk and risk of imperfect correlation between the value of such instruments and the underlying assets and may involve commissions or other costs. Whether a Fund’s use of swap agreements enhance that Fund’s total return will depend on the Adviser’s ability to correctly to predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Adviser will cause a Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under a Fund’s repurchase agreement guidelines.

Swap agreements are primarily entered into by institutional investors and the value of such agreements may be extremely volatile. Certain swap agreements are traded OTC between two parties, while other more standardized swaps must be transacted through a futures commission merchant and centrally cleared or exchange-traded. While central clearing and exchange-trading are intended to reduce counterparty credit and liquidity risk, they do not make a swap transaction risk-free. The current regulatory environment regarding swap agreements is subject to change. The Adviser will continue to monitor these developments, particularly to the extent regulatory changes affect the Fund’s ability to enter into or close out swap agreements. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

The swap market has matured in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity and may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. The absence of liquidity may also make it more difficult for the Funds to ascertain a market value for such instruments. The inability to close derivative positions also could have an adverse impact on the Funds’ abilities to effectively hedge their respective portfolios. If the Adviser is incorrect in its forecasts of market values, interest rates or currency exchange rates, the investment performance of the Funds would be less favorable than it would have been if these investment techniques were not used.

Certain swap agreements are exempt from most provisions of the CEA and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations of the CFTC. To qualify for this exemption, a swap agreement must be entered into by “eligible participants”, which include the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employees benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

Credit Default Swaps. A credit default swap is a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is akin to a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset. In turn, the insurer typically pays the insured the remaining interest on the debt, as well as the principal. A credit default swap agreement may reference one or more debt securities or obligations that may not then be currently held by the applicable Fund. If a credit event occurs under a swap referencing a corporate, sovereign or municipal reference obligation, the buyer typically receives the notional amount of the reference obligation subject to an obligation to physically deliver the notional amount of the reference obligation (or other permitted security) to the seller, which reference obligation (or other permitted security) may not be readily available to the buyer, in which case the buyer may forfeit its credit event payment. However, in many cases, the parties to the swap will agree to an industry-wide cash-settlement auction process. Following a credit event and the physical delivery or cash settlement thereof, a swap referencing a corporate, sovereign or municipal reference obligation will terminate. If a credit event occurs under a swap referencing an asset-backed security reference obligation, the buyer typically receives a payment calculated by reference to the principal write-downs and interest shortfalls under a notional amount of the reference obligation. In certain cases, the buyer may be required to make a payment calculated by reference to a write-up or recovery under a notional amount of the reference obligation, which may relate to a credit event that occurred prior to the time that the buyer entered into the swap. Swaps referencing asset-backed security reference obligations do not terminate following a credit event thereunder. If a Fund is a buyer and no credit event occurs, the Fund will have made payments under the swap and received nothing. If a Fund is a seller of protection under a credit default swap, the Fund effectively adds leverage to its portfolio because it gains exposure to the notional amount of the swap. Entering into a credit default swap may subject the applicable Fund to greater risk than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps also involve illiquidity risk, counter-party risk (for OTC swaps) and credit risk.

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DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds’ entire portfolio holdings are publicly disseminated each day the Funds are open for business through the Funds’ website and may be made available through financial reporting and news services or any other medium, including publicly available internet web sites.

MANAGEMENT OF THE TRUST

Trustees and Officers

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds.  The Board, in turn, elects the Officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and each of the Funds.  The current Trustees and Officers of the Trust, their year of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held during the past five years are set forth in the following table. Those Trustees who are “interested persons” as defined in the 1940 Act and those Trustees who are identified in the table.

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Independent Trustees

Name, Address* and Year of Birth	Position/Term of Office	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
John W. Davidson Year of Birth: 1946	Trustee; Audit Committee Chair, Indefinite Term of Office (since 2015)	Creator, author and founder of John Davidson’s Economic Comments (2009-2018).	23	Trustee, AdvisorOne Funds (7 portfolios). (2012-2022)
Todd W. Gaylord Year of Birth: 1975	Trustee; Indefinite Term of Office (since 2015)	Consultant (financial services) since 2012; Owner, McCauley Street Partners, Inc. (real estate brokerage firm) (2009-2014); Corporate Bond, Syndicated Loan, and Credit Default Swap Trader, Wachovia Securities (2005-2008).	23	None
Thomas W. Okel Year of Birth: 1962	Trustee; Indefinite Term of Office (since 2015)	Executive Director (2011-2019), Catawba Lands Conservancy; Global Head of Syndicated Capital Markets (1998-2010), Bank of America Merrill Lynch.	23

Trustee, Barings Funds Trust (8 portfolios)

(2013-2021)

Trustee, Barings Global Short Duration High Yield Fund

(2011-current)

Trustee, Barings BDC, Inc.,

(2018-current)

Trustee, Barings Private Credit Corporation.

(2021-current)

Trustee, Barings Capital Investment Corporation

(2020-current)

Trustee, Barings Private Equity Opportunities & Commitments Fund

(2022-2023)

*	The address for each Trustee and officer is 6210 Ardrey Kell Road, Suite 300, Charlotte, North Carolina 28277.
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Interested Trustees and Officers

Name, Address* and Year of Birth	Position/Term of Office	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
John Drahzal ** Year of Birth: 1966	Interested Trustee Indefinite Term of Office (since 2021) and President; One Year Term of Office (since 2021)	CEO and President of Horizon Investments, LLC (CEO November 2021 - present and President December 2020- present); Various Positions at Horizon Investments (2017-2020).	23	None
Matthew Chambers Year of Birth: 1976	Vice President, Chief Compliance Officer and Secretary; One Year Term of Office (since 2015)	General Counsel and Chief Compliance Officer of Horizon Investments, LLC, December 2014-present; Attorney, Kilpatrick Townsend & Stockton, 2008 - 2014	Not Applicable	Not Applicable
Steve Terry Year of Birth: 1980	Treasurer, Chief Financial Officer; One Year Term of Office (since October 2018)	Chief Financial Officer of Horizon Investments, LLC, November 2021- present; Head of Finance and Business Systems of Horizon Investments, LLC, August 2016-present; Co-Founder, Catamaran Investment Partners, 2015-August 2016; Principal, Intersection Partners, 2011-2015	Not Applicable	Not Applicable

*	The address for each Trustee and officer is 6210 Ardrey Kell Road, Suite 300, Charlotte, North Carolina 28277.
**	Mr. Drahzal is considered an “interested person” of the Trust, as defined in the 1940 Act, because of his current position with Horizon.

The Role of the Board of Trustees

The Board oversees the management and operations of the Trust. The day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as Horizon, the Distributor, the Custodian and Fund Services (the transfer agent and administrator), each of whom are discussed in greater detail in this Statement of Additional Information. The Board has appointed various senior employees of Horizon as officers of the Trust, with responsibility to monitor and report to the Board regarding certain of the Trust’s operations. In conducting this oversight, the Board receives regular reports from these officers and the service providers. The Board has appointed a Chief Compliance Officer (“CCO”) who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. These reports are provided as part of the Board’s regular quarterly Board Meetings, which are typically held quarterly, in person, and involve the Board’s review of recent operations.

Board Leadership Structure

The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively. The Trust’s Board includes three Independent Trustees and one Interested Trustee. Mr. Okel, an Independent Trustee, serves as Chair of the Board. The Board has determined that this is an appropriate structure for the Trust because, among other things, the Board’s small size and the small number of Funds in the Trust permit Trust management to communicate with each independent Trustee as and when needed, and permit each Independent Trustee to be involved in each committee of the Board (each a “Committee”) as well as each Board function.

The Board has established a committee structure that includes an Audit Committee, Nominating Committee and a Proxy Voting Committee (discussed in more detail below). Each Committee is comprised entirely of Independent Trustees.

The Board reviews annually the structure and operation of the Board and its Committees. The Board has determined that the composition of the Board and the function and composition of its various Committees provide the appropriate means and communication channels to address any potential conflicts of interest that may arise.

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Board Oversight of Risk Management

Through the Board’s direct oversight role and the officers and service providers of the Funds, the Board performs a risk oversight function for the Funds.  To effectively perform its risk oversight function, the Board, among other things, performs the following activities: receives and reviews reports related to the performance and operations of the Funds; reviews and approves, as applicable, the compliance policies and procedures of the Funds; approves the Funds’ principal investment policies; meets with representatives of various service providers, including Horizon and the independent registered public accounting firm of the Funds, to review and discuss the activities of the Funds and to provide direction with respect thereto; and appoints a CCO of the Funds who oversees the implementation and testing of the Funds’ compliance program and reports to the Board regarding compliance matters for the Funds and their service providers. The Board holds four regular meetings each year to consider and address matters involving the Trust and Funds. As part of its oversight function, the Board also may hold special meetings or communicate directly with Trust management or the CCO to address matters arising between regular meetings.

Not all risks that may affect the Funds can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects.  It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Funds, Horizon or other service providers.  Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ goals.  As a result of the foregoing and other factors, the Funds’ ability to manage risk is subject to substantial limitations.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Board’s function and the Trust’s business and structure. The Board annually conducts a “self-assessment” wherein the effectiveness of the Board is reviewed.

In addition to the information provided in the prior chart, below is certain additional information concerning each particular Trustee and his/her Trustee Attributes.

John Drahzal. Mr. Drahzal has been the President of Horizon since December 2020 and the CEO of Horizon and President of the Trust since November 2021. Previously, Mr. Drahzal served as head of distribution for Prudential Investments, and President of Reich & Tang, an investment affiliate of Natixis Global Asset Management. Mr. Drahzal began his career at Victory Asset Management where he helped launch their mutual fund business, The Victory Funds.

John W. Davidson. Mr. Davidson served as the lead independent trustees for AdvisorOne Funds from 2012-2022. He has received the CFA designation and has over 35 years of industry experience, including positions with investment management responsibility for separate institutional accounts, mutual funds, trusts, and insurance assets. Mr. Davidson was most recently the President of PartnerRe Asset Management Corporation.

Todd W. Gaylord. Mr. Gaylord has received CPA (inactive) and CFA designations, and worked in various capacities on trading floors for Bank of America and Wachovia Securities from 1999-2008 trading corporate bonds, syndicated loans, and credit default swaps. In recent years he has been active in real estate and private equity investing, as well as financial consulting.

Thomas W. Okel. Mr. Okel was most recently the Executive Director of Catawba Lands Conservancy, which is a nonprofit land trust that works with willing landowners to save land in North Carolina’s Southern Piedmont to preserve a healthy, natural environment for future generations. He is also a trustee of Barings Global Short Duration High Yield Fund, Barings BDC, Inc., Barings Capital Investment Corporation, and Barings Private Credit Corporation, and was formerly a Trustee of the Barings Funds Trust and the Barings Private Equity Opportunities & Commitments Fund. Tom previously served as Global Head of Syndicated Capital Markets at Bank of America Merrill Lynch and managed capital markets, sales, trading and research for the United States, Europe, Asia and Latin America.

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The Board has determined that each of the Trustees’ careers and background, combined with their interpersonal skills and general understanding of financial and other matters, enable the Trustees to effectively participate in and contribute to the Board’s functions and oversight of the Trust. References to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility on any such person or on the Board by reason thereof.

Trustee Standing Committees

The Board has established the following standing committees:

Audit Committee. The Independent Trustees are the current members of the Audit Committee. The Audit Committee oversees the Funds’ accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds’ financial statements, and interacts with the Funds’ independent auditors on behalf of the Board. The Audit Committee also serves in the role of the Trust’s qualified legal compliance committee and, as such, receives, investigates and makes recommendations as to appropriate remedial action in connection with, any report of evidence of a material violation of securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, trustees or agents. The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary. The Audit Committee met two times during the last fiscal year.

Nominating Committee. The Independent Trustees are the current members of the Nominating Committee. The Nominating Committee nominates, selects, and appoints Independent Trustees to fill vacancies on the Board and to stand for election at appropriate meetings of the shareholders of the Trust. The Nominating Committee meets only as necessary. The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust. The Nominating Committee did not meet during the last fiscal year.

Proxy Voting Committee. The Independent Trustees are the current members of the Proxy Voting Committee. The Proxy Voting Committee will determine how a Fund should cast its vote, if called upon by the Board or the Adviser, when a matter with respect to which a Fund is entitled to vote presents a conflict between the interests of a Fund’s shareholders, on the one hand, and those of the Adviser, principal underwriter or an affiliated person of the Funds, the Adviser, or principal underwriter, on the other hand. The Proxy Voting Committee will review the Trust’s Proxy Voting and Disclosure Policy and recommend any changes to the Board as it deems necessary or advisable. The Proxy Voting Committee will also decide if a Fund should participate in a class action settlement, if called upon by the Adviser, in cases where a class action settlement with respect to which a Fund is eligible to participate presents a conflict between the interests of a Fund’s shareholders, on the one hand, and those of the Adviser, on the other hand. The Proxy Voting Committee meets only as necessary. The Proxy Voting Committee did not meet during the last fiscal year.

Compensation of Trustees

The Trust pays each Trustee of the Trust who is not an interested person an annual retainer of $110,000 for each fiscal year plus $10,000 for attendance at each quarterly board meeting. Prior to January 1, 2025, the Trust paid each Trustee of the Trust who is not an interested person an annual retainer of $85,000 for each fiscal year plus $10,000 for attendance at each quarterly board meeting. The Trust also reimburses the Trustees for travel and other expenses incurred in attending meetings of the Board. Trustees who are interested persons of the Trust do not receive any direct compensation from the Trust. No other compensation or retirement benefits are received by any Trustee from the Funds.

As the Funds had not commenced operations prior to the date of this SAI, none of the Trustees have received any compensation with respect to the Funds, however, the table below reflects the amount of compensation received by each Trustee from all funds in the Trust during the fiscal year ended November 30, 2024:

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Name of Trustee	Aggregate Compensation from Funds	Pension or Retirement Benefits Estimated Accrued as Part of Trust Expense	Annual Benefits Upon Retirement	Total Compensation From Registrant and Fund Complex Paid To Trustees
John Drahzal (Interested Trustee)	$0	$0	$0	$0
John W. Davidson	$0	$0	$0	$125,000
Todd W. Gaylord	$0	$0	$0	$125,000
Thomas W. Okel	$0	$0	$0	$125,000

The Trustees serve on the Board for terms of indefinite duration. A Trustee’s position in that capacity will terminate if such Trustee is removed, resigns or is subject to various disabling events such as death or incapacity.

Trustee Ownership of Fund Shares and Other Interests

As the Funds had not commenced operations prior to the date of this SAI, none of the Trustees have beneficially owned any shares of the Funds. However, the table below reflects the aggregate dollar range of equity securities in all funds in the Trust owned by the Trustees as of December 31, 2024, stated as one of the following ranges: A = None; B = $1–$10,000; C = $10,001–$50,000; D = $50,001–$100,000; and E = over $100,000.

Name of Fund	John Drahzal Interested Trustee	John W. Davidson Independent Trustee	Todd W. Gaylord Independent Trustee	Thomas W. Okel Independent Trustee
Active Asset Allocation Fund	D	C	E	D
Active Risk Assist Fund	E	C	A	C
Active Income Fund	A	A	A	A
Equity Premium Income Fund	A	A	A	A
Defined Risk Fund	A	E	A	A
Multi-Factor U.S. Equity Fund	D	A	A	A
Defensive Core Fund	A	A	A	A
Tactical Income Fund	A	A	A	A
Multi-Factor Small/Mid Cap Fund	D	A	A	A
Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies	E	E	E	E

Ownership of Fund Affiliates

Neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in Horizon, the Funds’ principal underwriter, or any of their affiliates. Accordingly, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate family, have had a direct or indirect interest, the value of which exceeds $120,000, in Horizon, the Trust’s principal underwriter or any of its affiliates.

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CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Fund.

As of the date of this SAI, the Funds have not commenced operations, and no Fund shares were outstanding.

INVESTMENT MANAGEMENT AND OTHER SERVICES

Investment Adviser

Horizon Investments, LLC, a South Carolina limited liability company, serves as investment adviser to each of the Funds. Horizon has been an investment adviser since 1995, and serves individuals, mutual funds, employee benefit plans, trusts and corporations. Horizon maintains its principal offices at 6210 Ardrey Kell Road, Suite 300, Charlotte, North Carolina 28277. Under the terms of its Investment Advisory Agreement with each Fund, Horizon is responsible for formulating each Fund’s investment program and making day-to-day investment decisions. Horizon provides office space, services and equipment and assistance in supervising matters relating to the Funds’ operations. Horizon is controlled by ACP Horizon Holdings, L.P., an entity affiliated with Altamont Capital Management, LLC, a private investment firm. As of December 31, 2024, Horizon managed approximately $5.36 billion in client assets.

In addition to the duties set forth in the Prospectus under the section entitled “Management”, Horizon, in furtherance of such duties and responsibilities, is authorized in its discretion to engage in the following activities: (i) develop a continuing program for the management of the assets of the Funds; (ii) buy, sell, exchange, convert, lend, or otherwise trade in portfolio securities and other assets; (iii) place orders, negotiate commissions for the execution of transactions in securities and establish relationships with or through broker-dealers, underwriters, or issuers; (iv) prepare and supervise the preparation of shareholder reports and other shareholder communications; and (v) obtain and evaluate business and financial information in connection with the exercise of its duties.

Subject to policies established by the Board, which has overall responsibility for the business and affairs of the Funds, Horizon manages the operations of the Funds. In addition to providing advisory services, Horizon furnishes the Funds with office space and certain facilities and personnel required for conducting the business of the Funds.

Investment Advisory Agreements

Each Investment Advisory Agreement will continue in effect for two (2) years initially and thereafter shall continue from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding shares of a Fund. Each Advisory Agreement may be terminated without penalty on 60 days’ written notice by a vote of a majority of the Trustees or by Horizon, or by holders of a majority of that Fund’s outstanding shares. Each Advisory Agreement shall terminate automatically in the event of its “assignment,” as such term is defined in the 1940 Act.

Under the Advisory Agreement, Horizon has agreed to pay all expenses of the Funds, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) internal expenses of pooled investment vehicles in which the Fund may invest (acquired fund fees and expenses); (ii) distribution fees and expenses paid by a Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (iii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (iv) any fees and expense related to the provision of securities lending services; (v) the advisory fee payable to the Adviser hereunder; (vi) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; and (vii) other extraordinary expenses (in each case as determined by a majority of the independent trustees). The internal expenses of pooled investment vehicles in which a Fund may invest (acquired fund fees and expenses) are not expenses of a Fund and are not paid by the Adviser. Under the terms of the Investment Advisory Agreements, Horizon receives monthly fees from each Fund calculated in accordance with the following:

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Small/Mid Cap Core Equity Fund	At an annual rate of 0.75% of the Fund’s average daily net assets.
International Equity Fund	At an annual rate of 0.75% of the Fund’s average daily net assets.
International Managed Risk Fund	At an annual rate of 0.82% of the Fund’s average daily net assets.

As of the date of this SAI, the Funds have not commenced operations and the Funds have not paid management fees to the Adviser.

Investment Sub-Adviser

Exchange Traded Concepts, LLC (the “Sub-Adviser”), an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, serves as each Fund’s investment sub-adviser (the “Sub-Adviser”). The Sub-Adviser is an SEC-registered investment adviser formed in 2018, and is majority owned by Cottonwood ETF Holdings LLC.

Pursuant to an investment sub-advisory agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for trading portfolio securities for each Fund, including selecting broker-dealers to execute purchase and sale transactions. For its services, the Sub-Adviser is entitled to a fee paid by the Adviser from its management fee, which fee is calculated and paid monthly, at an annual rate based on average daily net assets of each Fund.

ADMINISTRATOR

Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as each Fund’s administrator pursuant to an administration agreement (the “Administration Agreement”). Fund Services provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, Fund Services does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

The Funds have not paid any fees to the Administrator because the Funds had not commenced operations prior to the date of this SAI.

CUSTODIAN

U.S. Bank, NA, (the “Custodian”) serves as the Custodian of the Trust’s assets pursuant to a Custody Agreement by and between the Custodian and the Trust. The Custodian’s responsibilities include safeguarding and controlling the Trust’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Trust’s investments. Pursuant to the Custody Agreement, the Custodian also provides certain accounting and pricing services to the Trust; maintaining original entry documents and books of record and general ledgers; posting cash receipts and disbursements; reconciling bank account balances monthly; recording purchases and sales based upon communications from the Adviser; and preparing monthly and annual summaries to assist in the preparation of financial statements of, and regulatory reports for, the Trust. The Trust may employ foreign sub-custodians that are approved by the Board of Trustees to hold foreign assets. The Custodian is located at 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212. Fund Services and the Custodian are affiliates.

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TRANSFER AGENT SERVICES

Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as the Funds’ transfer agent and dividend disbursing agent.

DISTRIBUTION OF SHARES

Quasar Distributors, LLC (the “Distributor”), 3 Canal Plaza, Suite 100, Portland, ME 04101, serves as the distributor in connection with the continuous offering of the Funds’ shares only in Creation Units. The Distributor will not distribute shares in amounts less than a Creation Unit and does not maintain a secondary market in shares. Currently, Horizon compensates the Distributor for services that the Distributor provides to the Fund.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will review orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the “Exchange Act”) and a member of FINRA.

The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith, or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

Distribution Plan. The Trust has adopted a Distribution Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Funds do not presently intend to make any payments pursuant to the Plan. Continuance of the Plan with respect to the Funds must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder with respect to the Fund without approval by a majority of the outstanding shares of any class of the Fund that is affected by such increase. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. Under the Plan, subject to the limitations of applicable law and regulations, the Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of the Fund's then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of the Fund; (iv) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of shares, including the cost of providing (or paying others to provide) services to beneficial owners of shares, including, but not limited to, assistance in answering inquiries related to shareholder accounts, and (vi) such other services and obligations as are set forth in the Distribution Agreement.

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SECURITIES LENDING AGENT

The Board of Trustees has approved the Funds’ participation in a securities lending program. Under the securities lending program, U.S. Bank, N.A. serves as securities lending agent for the Funds and in that role administers the Funds’ securities lending program pursuant to the terms of a Master Securities Lending Agreement entered into between the Funds and U.S. Bank, N.A. For its services as securities lending agent, the Funds pay to U.S. Bank, N.A. a share of the revenue generated from the Funds’ securities lending program. Additionally, an affiliate and wholly-owned subsidiary of U.S. Bank, N.A. receives compensation from the Funds for managing the pooled investment vehicle into which cash collateral from the Funds’ securities lending program is invested. The net income to which the Funds are entitled pursuant to the securities lending program may be used to offset against costs and other charges incurred by the Funds with the Custodian or its affiliates or, as directed in writing by the Funds, other service providers.

As securities lending agent, U.S. Bank, N.A. is responsible for marketing to approved borrowers available securities from Fund portfolios. U.S. Bank, N.A. is responsible for the administration and management of the Funds’ securities lending program, including the preparation and execution of a participant agreement with each borrower governing the terms and conditions of any securities loan, ensuring that securities loans are properly coordinated and documented with the Funds’ custodian, ensuring that loaned securities are daily valued and that the corresponding required cash collateral of at least 102% of the current market value of the loaned securities is delivered by the borrower(s), using best efforts to obtain additional collateral on the next business day if the value of the collateral falls below the required amount, and arranging for the investment of cash collateral received from borrowers in accordance with the Funds’ investment guidelines.

The Funds have no income to report from securities lending activities because they had not commenced operations prior to the date of this SAI.

CODES OF ETHICS

The Trust, Horizon, the Sub-Adviser and the Distributor each have adopted codes of ethics under Rule 17j-1 under the 1940 Act that governs the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust. The codes of ethics permit personnel subject thereto to invest in securities, including securities that may be purchased or held by the Funds, subject to certain restrictions.  The codes of ethics requires access persons (other than independent Trustees) to pre-clear most transactions and to report transactions and security holdings to the Funds’ chief compliance officer. In addition, the Trust has adopted a code of ethics, which applies only to the Trust’s executive officers to ensure that these officers promote professional conduct in the practice of corporate governance and management.

PROXY VOTING POLICIES AND PROCEDURES

The Trust has adopted a proxy voting and disclosure policy that delegates to Horizon the authority to vote proxies for the Funds, subject to oversight of the Board. The Trust’s proxy voting policy appears in Appendix A and Horizon’s proxy voting policy appears in Appendix B.

No later than August 31 of each year, the Trust files Form N-PX with the SEC. Form N-PX states how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30. Each Fund’s proxy voting records, as set forth in its most recent Form N-PX filing, are available upon request, without charge, by calling the Fund at 1-855-754-7932. This information is also available on the SEC’s website at http://www.sec.gov.

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PORTFOLIO MANAGERS

Other Accounts

The following table identifies, for each portfolio manager of a Fund, the number of other accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles and other accounts. Information in the table is shown as of March 31, 2025. Asset amounts are approximate and have been rounded. None of the portfolio managers manage accounts with performance-based fees.

Number of Other Accounts Managed and Assets by Account Type
Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Scott Ladner	4.9 Billion # of accounts: 14	$0 # of accounts: 0	4.2 Billion # of accounts: 43,300
Mike Dickson, Ph. D.	4.9 Billion # of accounts: 13	$0 # of accounts: 0	4.2 Billion # of accounts: 43,300
Zach Hill	4.2 Billion # of accounts: 9	$0 # of accounts: 0	4.2 Billion # of accounts: 43,300
Clark Allen	500 Million # of accounts: 3	$0 # of accounts: 0	2.3 Billion # of accounts: 25,300

Conflicts of Interest

When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, Horizon may receive fees from certain accounts that are higher than the fee it receives from a Fund. In those instances, the portfolio manager may have an incentive to favor the higher fee accounts over a Fund. Horizon has adopted policies and procedures designed to address these potential material conflicts. For instance, portfolio managers within Horizon are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, Horizon and its advisory affiliates utilize a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

Compensation

The compensation of Horizon’s portfolio managers include an annual fixed salary, which is based on various market factors and the skill and experience of the individual, and a discretionary bonus. The discretionary bonus takes into account several factors including Horizon’s profitability (net income and ability to pay a bonus), the value and number of accounts/portfolios overseen by the portfolio manager, the general performance of client accounts relative to market conditions and the performance of a Fund based on percent return, adjusted for dividends and capital gains, calculated on a pre-tax basis relative to the performance of a Fund’s relevant benchmarks and competitors for the preceding one year period, or shorter if a Fund has not operated for these periods. The formula for determining these amounts may vary, and no individual’s compensation is solely tied to the investment performance or asset value of any one product or strategy.

Ownership of Fund Shares

No portfolio manager ownership information in the Funds is provided because the Funds had not commenced operations prior to the date of this SAI.

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BROKERAGE ALLOCATION AND OTHER PRACTICES

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to the instructions and oversight of the Adviser, determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds’ portfolio transactions. Purchases and sales of securities will be executed on U.S. Exchanges.

In placing portfolio transactions, the Sub-Adviser will seek best execution. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Sub-Adviser that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Sub-Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Sub-Advisory Agreement with the Adviser, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to rules adopted by FINRA and the SEC.

While it is the Funds’ general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Funds, in accordance with Section 28(e) under the Securities and Exchange Act of 1934, when it is determined that more than one broker can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Funds or to the Adviser or Sub-Adviser, even if the specific services are not directly useful to the Funds and may be useful to the Adviser or Sub-Adviser in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Sub-Adviser, subject to and the oversight of the Adviser, to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.

Investment decisions for the Funds are made independently from those of other client accounts or mutual funds managed or advised by the Sub-Adviser. Nevertheless, it is possible that at times identical securities will be acceptable for both the Funds and one or more of such client accounts or mutual funds. In such event, the position of the Funds and such client account(s) or mutual funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or mutual funds seek to acquire the same security as the Funds at the same time, the Funds may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Funds may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or mutual funds simultaneously purchases or sells the same security that the Funds are purchasing or selling, each day’s transactions in such security will be allocated between the Funds and all such client accounts or mutual funds in a manner deemed equitable by the Sub-Adviser, taking into account the respective sizes of the accounts and the amount of cash available for investment, the investment objective of the account, and the ease with which a client’s appropriate amount can be bought, as well as the liquidity and volatility of the account and the urgency involved in making an investment decision for the client. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds are concerned. In other cases, however, it is believed that the ability of the Funds to participate in volume transactions may produce better executions for the Funds.

Subject to the foregoing policies, brokers or dealers selected to execute the Funds’ portfolio transactions may include the Funds’ Authorized Participants (as discussed in “Procedures for Issuance of Creation Units” below) or their affiliates. An Authorized Participant or its affiliates may be selected to execute the Funds’ portfolio transactions in conjunction with an all-cash creation unit order or an order including “cash-in-lieu” (as described below under “Purchase and Issuance of Fund Shares in Creation Units” and “Redemption of Fund Shares in Creation Units”), so long as such selection is in keeping with the foregoing policies. As described below under “Purchase and Issuance of Fund Shares in Creation Units-Creation Transaction Fee” and “Redemption of Fund Shares in Creation Units-Redemption Transaction Fee”, the Funds may determine to not charge a variable fee on certain orders when the Adviser or Sub-Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the Funds’ portfolio in a more tax efficient manner than could be achieved without such order, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute the Funds’ portfolio transactions in connection with such orders.

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As of the date of this SAI, the Funds have not yet commenced operations and the Funds had not paid brokerage commissions.

Brokerage with Fund Affiliates.

As of the date of this SAI, the Funds have not yet commenced operations and the Funds did not pay brokerage commissions to any registered broker-dealer affiliates of the Funds, the Adviser, the Sub-Adviser, or the Distributor.

Securities of “Regular Broker-Dealer.”

The Funds are required to identify any securities of their “regular brokers and dealers” (as such term is defined in the 1940 Act) which it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares.

As of the date of this SAI, the Funds have not yet commenced operations and the Funds did not hold any equity securities of its regular broker-dealers or their parent companies.

Portfolio Turnover

The portfolio turnover rate of a Fund is calculated by dividing the lesser of a Fund’s purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose remaining maturities at the time of acquisition were one year or less. The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of shares. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and generally reflects a greater number of taxable transactions. High portfolio turnover may result in larger amounts of short-term capital gains which, when distributed to shareholders, are generally taxed at ordinary income tax rates. The Funds have not commenced operations and do not have portfolio turnover to report.

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Exchange Listing and Trading

A discussion of exchange listing and trading matters associated with an investment in the Funds are contained in the summary section of the Prospectus and in the Prospectus section entitled “Buying and Selling Fund Shares.” The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

The Funds’ shares are approved for listing and trading on national securities exchanges. The primary listing exchange for the Funds is NYSE Arca, Inc. (the “Exchange“”).

The shares of the Funds trade on the Exchange at market prices that may differ to some degree from a Fund’s NAV. There can be no assurance that the requirements of an Exchange necessary to maintain the listing of shares of a Fund will continue to be met. An Exchange may, but is not required to, remove the shares of a Fund from listing if: (1) following the initial twelve-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial holders of the shares (2) the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (3) the Fund fails to meet certain continuing listing standards of the Exchange; or (4) such other event occurs or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. In addition, an Exchange will remove the shares of a Fund from listing and trading upon termination of the Trust or the applicable Fund. The Trust reserves the right to adjust the share price of a Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The base and trading currency of the Fund is the U.S. dollar. The base currency is the currency in which the Fund's NAV is calculated and the trading currency is the currency in which shares of the Fund are listed and traded on the Exchange.

The Funds offer and issue shares at their NAV only in aggregations of a specified number of Fund shares (each, a “Creation Unit”). Each Fund generally offers and issues Fund shares in exchange for a basket of securities, assets or other positions included in the Fund's portfolio (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. Fund shares are also redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment.

Fund shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust an amount in cash at least equal to a specified percentage of the market value of the missing Deposit Securities as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption (the “Transaction Fee”). In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. The Fund may charge, either in lieu or in addition to the fixed creation or redemption Transaction Fee, a variable fee for creations and redemptions in order to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction, up to a maximum of 2.00% of the NAV per Creation Unit, inclusive of any Transaction Fees charged (if applicable).

Continuous Offering

The method by which Creation Unit aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit aggregations of shares are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

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For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit aggregations after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter. Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Book Entry Only System

The Depository Trust Company (“DTC”) acts as securities depositary for Fund shares. Fund shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for shares.

DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Fund shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Fund shares (owners of such beneficial interests are referred to in this SAI as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Fund shares. The Trust recognizes DTC or its nominee as the record owner of all Fund shares for all purposes. Beneficial Owners of Fund shares are not entitled to have Fund shares registered in their names, and will not receive or be entitled to physical delivery of Fund share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Fund shares.

Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of shares held by each DTC Participant. The Trust will obtain from each such DTC Participant the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust will provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust will pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

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Share distributions will be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, will credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in the Funds as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in Fund shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to the Funds at any time by giving reasonable notice to the Funds and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Funds will take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Fund shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

Purchase and Issuance of Fund Shares in Creation Units

The Trust issues and sells shares of the Funds only in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). The NAV of the Funds’ shares is calculated each business day as of the close of regular trading on the Exchange, generally 4:00 p.m., Eastern Time. The Funds will not issue fractional Creation Units. A Business Day is any day on which the Exchange is open for business.

Fund Deposit

The consideration for purchase of a Creation Unit of the Funds generally consists of the in-kind deposit of Deposit Securities per each Creation Unit, constituting a substantial replication, or a portfolio sampling representation, of the securities included in the Funds’ portfolio and the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require Deposit Cash to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, the Funds may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Funds. The “Cash Component” is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component will be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component will be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which will be the sole responsibility of the Authorized Participant (as defined below).

The Funds, through the National Securities Clearing Corporation (the “NSCC”), make available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Funds. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of the Funds until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

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The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for the Fund Deposit for the Funds changes as portfolio adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Funds. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of the Fund’s portfolio.

The Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to replace any Deposit Security, which will be added to the Deposit Cash, if applicable, and the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”). The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit or resulting from certain corporate actions.

Procedures for Issuance of Creation Units

To be eligible to place orders with the Distributor to purchase a Creation Unit of the Funds, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the Creation Transaction Fee (defined below) and any other applicable fees and taxes. The Adviser may retain all or a portion of the Transaction Fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase of a Creation Unit, which the Transaction Fee is designed to cover.

All orders to purchase shares directly from the Funds must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order, (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase shares directly from the Funds in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, the Funds may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which the Funds’ investments are primarily traded is closed, the Funds will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. With respect to the Funds, the Distributor will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent, and acceptance by the Distributor, by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

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Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a sub-custody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian will cause the sub-custodian of the Funds to maintain an account into which the Authorized Participant will deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the Funds or its agents by no later than 12:00 p.m. Eastern time (or such other time as specified by the Trust) on the Settlement Date. If the Funds or their agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. The “Settlement Date” for the Fund is generally the second Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination will be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system or through DTC in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of the Funds.

The order will be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited by 3:00 p.m. Eastern time, with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 3:00 p.m. Eastern time on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant will be liable to the Funds for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

Issuance of a Creation Unit

Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Distributor and the Adviser will be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor. The Authorized Participant will be liable to the Funds for losses, if any, resulting from unsettled orders.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which will be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 12:00 p.m. Eastern time (or such other time as specified by the Trust) on the Settlement Date. If the Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant will be liable to the Funds for losses, if any, resulting therefrom. An additional amount of cash will be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a Transaction Fee as set forth below under “Creation Transaction Fee” will be charged in all cases, unless otherwise advised by the Fund, and Non-Standard Charges may also apply. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

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Acceptance of Orders of Creation Units

The Trust reserves the absolute right to reject an order for Creation Units transmitted to it by the Distributor in respect of the Funds including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Funds; (d) the acceptance of the Fund Deposit or the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel, be unlawful; or (e) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.

Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Distributor will notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor will either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor will not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered will be determined by the Trust, and the Trust’s determination will be final and binding.\

Creation Transaction Fee

A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Funds may adjust the creation transaction fee from time to time. The standard fixed creation transaction fee for the Funds will be $300. In addition, a variable fee will be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 3% as a percentage of the value of the Creation Units subject to the transaction. The variable charge may be imposed for cash purchases, non-standard orders, or partial cash purchases incurred by the Funds, primarily designed to cover expenses related to broker commissions. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The Funds may determine to not charge a variable fee on certain orders when the Adviser or Sub-Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation of orders that facilitate the rebalance of a Fund's portfolio in a more tax efficient manner than could be achieved without such order. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase of a Creation Unit, which the transaction fee is designed to cover.

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Risks of Purchasing Creation Units

There are certain legal risks unique to investors purchasing Creation Units directly from the Funds. Because Funds’ shares may be issued on an ongoing basis, a “distribution” of Funds’ shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the 1933 Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from the Funds, breaks them down into constituent Funds’ shares, and sells those Funds’ shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Funds’ shares with an active selling effort involving solicitation of secondary-market demand for the Funds’ shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause a shareholder to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with the Funds’ shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the 1933 Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the 1933 Act.

Redemption of Fund Shares in Creation Units

The Funds’ shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Funds through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF THE FUNDS, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Funds’ shares in the secondary market to constitute a Creation Unit in order to have such Funds’ shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of a Fund’s shares to constitute a redeemable Creation Unit.

With respect to the Funds, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern time) on each Business Day, the list of the names and share quantities of the Funds’ portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Funds, redemption proceeds for a Creation Unit will consist of Fund Securities – as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of the Funds shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee as set forth below. In the event that the Fund Securities have a value greater than the NAV of the Funds’ shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

Redemption Transaction Fee

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a Redemption Transaction Fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request.  The Funds may adjust the redemption transaction fee from time to time. The standard fixed redemption transaction fee for the Funds will be $300. In addition, a variable fee, payable to the Funds, will be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 3% as a percentage of the value of the Creation Units subject to the transaction. The variable charge may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) incurred by the Funds, primarily designed to cover expenses related to broker commissions. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.

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Procedures for Redemption of Creation Units

Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the time as set forth in the Participant Agreement. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Funds’ shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request will be rejected.

All orders to redeem shares directly with the Fund must be placed for one or more Creation Units and in the manner set forth in the Participant Agreement and/or applicable order form and by the Cut-Off Time. Orders to redeem Creation Units on the current Business Day must be submitted by 2:00 p.m. Eastern time on such Business Day. Such times may be modified by the Fund from time-to-time by amendment to the Participation Agreement and/or applicable order form.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Funds’ shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

Additional Redemption Procedures

In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within two business days of the trade date.

The Trust may in its discretion exercise its option to redeem such Funds’ shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Funds may, in their sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the Funds next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities).

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The Funds may also, in their sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Funds (whether or not they otherwise permits cash redemptions) reserve the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Funds’ shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer” (“QIB”), as such term is defined under Rule 144A of the 1933 Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Fund Securities.

The right of redemption may be suspended or the date of payment postponed with respect to the Funds (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Funds or determination of the NAV of the shares of the Funds is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Determination of Net Asset Value

Net asset value per each Funds’ share is computed by dividing the value of the net assets of the Funds (i.e., the value of its total assets less total liabilities) by the total number of the Funds’ shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of the Funds are calculated by the Custodian and determined at the close of the regular trading session on the NYSE (ordinarily 4:00 p.m. Eastern time) on each day that such exchange is open.

When determining NAV, the value of each Fund’s portfolio investments is based on readily available market quotations (or based on a price quotation or other equivalent indication of the value supplied by an exchange or other market), which generally means a reliable valuation obtained from an exchange or other market, or fair value as determined by under fair value pricing procedures approved by the Board. If a market quotation is not readily available or does not otherwise, in the opinion of the Adviser, reliably reflect the value of an investment, the investment will be valued by another method that the Adviser believes reflects fair value in accordance with the Trust’s valuation policies and related Adviser procedures. Fair value pricing represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Accordingly, the Fund’s NAV may reflect certain portfolio investment’s fair values rather than their market prices. The types of securities for which fair value pricing is required include, but are not limited to: (a) securities for which market quotations are insufficient or not readily available (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (b) securities for which, in the judgment of Horizon, the prices or values available do not represent the fair value of the instrument; (c) securities determined to be illiquid; and (d) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV.

Dividends and Distributions

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

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General Policies

Dividends from net investment income, if any, are declared and paid at least annually by the Funds. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Funds.

The Funds may make additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Funds, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Funds as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service

The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables in order to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares issued by the Trust of the Funds at NAV per share. Distributions reinvested in additional shares of the Funds will nevertheless be taxable to Beneficial Owners acquiring such additional shares to the same extent as if such distributions had been received in cash.

TAXES

The following is only a summary of certain additional U.S. federal income tax considerations generally affecting each Fund and its shareholders that is intended to supplement the discussion contained in the Prospectus. The summary is based on the existing provisions of the Code, its legislative history, existing and proposed Treasury regulations (the “Regulations”), published rulings and court decisions, all as currently in effect and all subject to change at any time, perhaps with retroactive effect. No attempt is made to present a comprehensive explanation of the U.S. federal, state, local or foreign tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended to serve as a substitute for careful tax planning. New legislation, administrative changes or court decisions may significantly change the discussion below and may have retroactive effects. State, local and foreign income tax laws may treat the Fund and its shareholders differently than U.S. federal income tax law.

Prospective shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities. Unless otherwise stated, references in this section to the Fund apply equally to each Fund.

Qualification as a Regulated Investment Company.

The Fund has elected and intends to qualify as a RIC under Subchapter M of the Code. In general, to qualify as a RIC: (a) at least 90% of the gross income of the Fund for the taxable year must be derived from dividends, interest, payments with respect to loans of securities, gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities; (b) the Fund must distribute to its shareholders 90% of its ordinary income and net short-term capital gains; and (c) the Fund must diversify its assets so that, at the close of each quarter of its taxable year, (i) at least 50% of the fair market value of its total (gross) assets is comprised of cash, cash items, U.S. Government securities, securities of other RICs and other securities limited in respect of any one issuer to no more than 5% of the fair market value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer and (ii) no more than 25% of the fair market value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other RICs) or of two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses, or in the securities of one or more “qualified publicly traded partnerships.”

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As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it timely distributes to shareholders, provided that it satisfies as a minimum distribution requirement. To satisfy the minimum distribution requirement, the Fund must distribute to its shareholders at least the sum of (i) 90% of its “investment company taxable income” (i.e., generally, its taxable income other than its net capital gain, computed without regard to the dividends paid deduction, plus or minus certain other adjustments) and (ii) 90% of its net tax-exempt income for the taxable year. The Fund will be subject to U.S. federal income tax at the regular corporate tax rate on any taxable income or gains that it does not distribute to its shareholders. The Fund’s policy is to distribute to its shareholders all of its investment company taxable income (computed without regard to the dividends paid deduction) and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirement of the Code, so that the Fund will not be subject to any U.S. federal income or excise tax. However, the Fund can give no assurance that distributions will be sufficient to eliminate all taxes. If the Fund fails to satisfy the RIC requirements set forth above in any taxable year, it may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period.

If, in any taxable year, the Fund should not qualify as a RIC under the Code: (1) it would be taxed at normal corporate rates on the entire amount of its taxable income without deduction for dividends paid or other distributions to its shareholders and (2) its distributions to the extent made out of its current or accumulated earnings and profits would be taxable to its shareholders (other than shareholders in tax deferred accounts) as ordinary dividends (regardless of whether they would otherwise have been considered capital gain dividends), and may qualify for the deduction for dividends received by corporations. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC. Failure to qualify as a RIC would have a negative impact on the Fund’s income and performance. It is possible that the Fund will not qualify as a RIC in any given tax year.

U.S. Federal Excise Tax.

The Fund must declare and distribute dividends equal to at least 98% of its ordinary income (as of the twelve months ended December 31) and at least 98.2% of its net capital gain (as of the twelve months ended October 31), in order to avoid a nondeductible 4% U.S. federal excise tax. The Fund intends to make the required distributions to avoid liability for U.S. federal excise tax but can make no assurances that such tax will be completely eliminated. For example, the Fund may receive delayed or corrected tax reporting statements from its investments that cause the Fund to accrue additional income and gains after the Fund has already made its excise tax distributions for the year. In such a situation, the Fund may incur an excise tax liability resulting from such delayed receipt of such tax information statements. In addition, the Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid U.S. federal excise tax liability at a time when the Fund might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirement for qualification as a RIC.

Distributions to Shareholders.

The Fund receives income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforwards of the Fund. Taxable dividends and distributions are subject to tax whether you receive them in cash or in additional shares. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for U.S. federal tax purposes.

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Distributions of net investment income, including distributions of net short-term capital gains, may be taxable to shareholders as ordinary income. Distributions from the Fund’s net capital gain (i.e., the excess of the Fund’s net long-term capital gains over its net short-term capital losses) are taxable to shareholders as long-term capital gains regardless of the length of time Fund shares have been held.

In general, to the extent that the Fund receives qualified dividend income, the Fund may report a portion of the dividends it pays as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, and foreign corporations if the stock with respect to which the dividend was paid is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become “ex-dividend” with respect to such dividend, (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under Section 163(d)(4)(B) of the Code. In order for a dividend on certain preferred stock to be treated as qualified dividend income, the shareholder must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend. The holding period requirements described in this paragraph apply to shareholders’ investments in the Fund and to the Fund’s investments in underlying dividend-paying stocks. Distributions received by the Fund from an underlying fund taxable as a RIC or from a REIT will be treated as qualified dividend income only to the extent so reported by such underlying fund or REIT.

In the case of corporate shareholders, Fund distributions (other than capital gain distributions) generally qualify for the dividends received deduction to the extent such distributions are so reported and do not exceed the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. The Fund’s investment strategies may limit their ability to make distributions eligible for the dividends received deduction for corporate shareholders.

To the extent that the Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders. If any dividend paid by the Fund exceeds its current and accumulated earnings and profits (as calculated for U.S. federal income tax purposes), all or a portion of the dividend may be treated as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce each shareholder’s tax basis, resulting in a higher capital gain or lower capital loss when the shares on which the distribution was received are sold. After a shareholder’s tax basis in the shares has been reduced to zero, dividends in excess of earnings and profits will be treated as gain from the sale of the shareholder’s shares.

Each shareholder who receives taxable distributions in the form of additional shares will be treated for U.S. federal income tax purposes as if receiving a distribution in an amount equal to the amount of money that the shareholder would have received if he or she had instead elected to receive cash distributions. The shareholder’s aggregate tax basis in shares of the Fund will be increased by such amount.

A dividend or distribution received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder’s cost by dividends or distributions representing gains realized on sales of securities, such dividends or distributions would be a return of investment though taxable to the shareholder in the same manner as other dividends or distributions.

A dividend or other distribution by the Fund is generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Shareholders should note that the Fund may make taxable distributions of income and capital gains even when share values have declined.

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The Fund (or your broker) will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions, if any, and will advise you of their tax status for U.S. federal income tax purposes shortly after the close of each calendar year. If you have not held your shares for a full year, the Fund may designate and distribute to you, as ordinary income, qualified dividend income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

A corporate shareholder may be entitled to take a deduction for income dividends received by it that are attributable to dividends received from a domestic corporation, provided that both the corporate shareholder retains its shares in the applicable Fund for more than 45 days and that Fund retains its shares in the issuer from whom it received the income dividends for more than 45 days. The Fund must designate distributions of net capital gain and must notify shareholders of this designation within sixty days after the close of the Trust’s taxable year. A corporate shareholder of a Fund cannot use a dividends-received deduction for distributions of net capital gain.

Shareholders who hold Fund shares in a tax-deferred account, such as an individual retirement account (“IRA”), generally will not have to pay tax on Fund distributions until they receive distributions from their account.

Certain individuals, estates and trusts are required to pay a 3.8% Medicare surtax on “net investment income” including, among other things, dividends and proceeds of sale in respect of securities like the shares, subject to certain exceptions. Prospective investors should consult with their own tax advisors regarding the effect, if any, of the tax on net investment income on their ownership and disposition of the shares.

Sale or Exchange of Shares.

Assuming a shareholder holds Fund shares as a capital asset, any gain or loss recognized on a sale or exchange of shares of the Fund by a shareholder will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold or exchanged and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, any loss realized upon a sale or other disposition of shares may be disallowed under certain wash sale rules to the extent shares of the Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the sale or other disposition.

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. The ability of Authorized Participants to receive a full or partial cash redemption of Creation Units of the Fund may limit the tax efficiency of the Fund. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot currently be deducted under the rules governing “wash sales” (for a person who does not mark-to-market its portfolio) or on the basis that there has been no significant change in economic position.

Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for securities, or upon a redemption of Creation Units, may be capital or ordinary gain or loss depending on the circumstances. Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will generally be treated as short-term capital gains or losses. Any loss upon a redemption of Creation Units held for six months or less may be treated as long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).

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The Trust, on behalf of the Fund, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding shares and if, pursuant to Section 351 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require the provision of information necessary to determine beneficial share ownership for purposes of the 80% determination. If the Fund issues Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding shares, the purchaser (or a group of purchasers) generally will not recognize gain or loss upon the exchange of securities for Creation Units.

Authorized Participants purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss may be deductible.

Tax Treatment of Complex Securities.

The Fund may invest in complex securities and these investments may be subject to numerous special and complex tax rules. These rules could affect the Fund’s ability to qualify as a RIC, affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

The Fund may invest in REITs. Investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. The Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to the Fund's shareholders for U.S. federal income tax purposes. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to the Fund will be treated as long-term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income or qualify for the dividends received deduction. If a REIT is operated in a manner such that it fails to qualify as a REIT, an investment in the REIT would become subject to double taxation, meaning the taxable income of the REIT would be subject to U.S. federal income tax at the regular corporate rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the REIT’s current and accumulated earnings and profits.

REITs in which the Fund invests often do not provide complete and final tax information to the Fund until after the time that the Fund issues a tax reporting statement. As a result, the Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, the Fund (or its administrative agent) will send you a corrected, final IRS Form 1099-DIV to reflect the reclassified information. If you receive a corrected IRS Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.

“Qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) are eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). Distributions by the Fund to its shareholders that are attributable to qualified REIT dividends received by the Fund and which the Fund properly reports as “Section 199A Dividends,” are treated as “qualified REIT dividends” in the hands of non-corporate shareholders. A Section 199A Dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend and is not under an obligation to make related payments with respect to a position in substantially similar or related property. The Fund is permitted to report such part of its dividends as Section 199A Dividends as are eligible but is not required to do so. Unless extended or made permanent, this 20% deduction will no longer be available for taxable years beginning after December 31, 2025.

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U.S. Federal Tax Treatment of Options, Futures Contracts and Forward Foreign Exchange Contracts.

The Fund may enter into certain option, futures and forward foreign exchange contracts, including options and futures on currencies, which qualify as “section 1256 contracts” under the Code (“Section 1256 Contracts”) and may result in the Funds entering into straddles.

Section 1256 Contracts held by the Fund at fiscal year-end are treated for federal income tax purposes as being sold on such date for their fair market value, and any gains or losses will be recognized for tax purposes at that time. Such gains or losses from the normal closing or settlement of such transactions will generally be characterized as 60% long-term capital gain or loss and 40% short-term capital gain or loss regardless of the holding period of the instrument. When the Section 1256 Contract is subsequently disposed of, the actual gain or loss will be adjusted by the amount of any year-end gain or loss previously recognized. Each Fund will be required to distribute net gains on such transactions to shareholders even though the Fund may not have closed the transaction and received cash to pay such distributions.

Options, futures and forward foreign exchange contracts, including options and futures on currencies, that offset a security or currency position may be considered straddles for tax purposes, in which case a loss on any position in a straddle will be subject to deferral to the extent of unrealized gain in an offsetting position. The holding period of the securities or currencies comprising the straddle may be deemed not to begin until the straddle is terminated. The holding period of the security offsetting an “in-the-money qualified covered call” option will not include the period of time the option is outstanding. Losses on written covered calls and purchased puts on securities, excluding certain “qualified covered call” options, may be long-term capital loss, if the security covering the option was held for more than twelve months prior to the writing of the option.

Certain Tax Rules Applicable to Fund Transactions.

The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

The treatment of capital loss carryovers for the Fund is similar to the rules that apply to capital loss carryovers of individuals, which provide that such losses are carried over indefinitely. If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. The carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.

At the time of purchase, the Fund’s NAV may reflect undistributed income or net capital gains. A subsequent distribution to shareholders of such amounts, although constituting a return of their investment, would be taxable either as dividends or capital gain distributions. For U.S. federal income tax purposes, the Funds are permitted to carry forward their net realized capital losses, if any, for eight years, and realize net capital gains up to the amount of such losses without being required to pay taxes on, or distribute such gains.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to foreign exchange rate fluctuations are taxable as ordinary income. If the net effect of these transactions is a gain, the dividend paid by the Fund will be increased; if the result is a loss, the income dividend paid by the Fund will be decreased. Adjustments to reflect these gains and losses will be made at the end of the Fund’s taxable year.

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Additional Tax Information Concerning Foreign Investments by the International Equity Fund and the International Managed Risk Fund.

Dividend and interest income received by the Fund from sources within various foreign countries may be subject to foreign income taxes withheld at the source that would reduce the yield on the Fund’s stock or securities. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of tax or exemption from tax on such income.

However, it is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested within various countries is not known. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of stocks or securities issued by foreign corporations, the Fund may file an election with the IRS that may enable the Fund’s shareholders, in effect, to receive either the benefit of a foreign tax credit or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations. Pursuant to this election, the Fund will treat those taxes as dividends paid to its shareholders. Pursuant to the election, such Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders’ U.S. federal income tax. If the Fund makes the election, the Fund (or its administrative agent) will report annually to their shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions. If the Fund does not hold sufficient foreign securities to meet the above threshold, then shareholders will not be entitled to claim a credit or further deduction with respect to foreign taxes paid by the Fund.

Even if the Fund were eligible to make such an election for a given year, it may determine not to do so. Shareholders that are not subject to U.S. federal income tax, and those who invest in the Fund through tax-advantaged accounts (including those who invest through IRAs or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund.

Backup Withholding.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury a percentage (currently 24%) of taxable dividends, interest, gains or other distributions distributed to any shareholder that: (i) has failed to provide a correct tax identification number on a duly completed and properly executed IRS Form W-9 or appropriate IRS Form W-8 (as applicable) or (ii) is subject to withholding by the IRS for failure to properly include on their return payments of taxable interest or dividends.

Foreign Shareholders.

The foregoing discussion relates only to U.S. federal income tax law as applicable to U.S. shareholders (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts, and estates). Foreign shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Fund, including the likelihood that taxable distributions to them (including any deemed distributions with respect to a repurchase offer) would be subject to withholding of U.S. tax at a rate of 30% (or a lower treaty rate for eligible investors).

The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which are generally exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of shares of the Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

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Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund is required to withhold 30% of the amount of certain dividend, interest or other payments paid to any shareholder that fails to meet prescribed information reporting or certification requirements. In general, no such withholding will be required with respect to a U.S. person or foreign person that timely provides the certifications required by the Fund or any of its agents on a valid IRS Form W-9 or appropriate IRS Form W-8, as applicable. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as foreign investment funds, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the IRS in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to the Fund or other withholding agent regarding its U.S. owners, if any. Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A foreign shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of the agreement. The Fund will not pay any additional amounts in respect of any withheld amount.

Tax Shelter Reporting Regulations.

Generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on IRS Form 8886, Reportable Transaction Disclosure Statement. The fact that a loss is reportable does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Cost Basis Reporting.

The Fund is required to report to the IRS and furnish to fund shareholders certain cost basis information. In addition to the requirement to report the gross proceeds from the sale of shares in the Fund, the Fund is also required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. In the absence of an election by a shareholder to elect from available IRS accepted cost basis methods, the Fund will use its default cost basis method, which is average basis. The cost basis method elected or applied may not be changed after the settlement date of a sale of shares in the Fund. Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting law applies to them.

Prospective investors should consult with their own tax advisors regarding the application of these provisions to their situation.

Tax-Exempt Shareholders.

Certain tax-exempt shareholders, including qualified pension plans, IRAs, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from U.S. federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Tax-exempt entities are not permitted to offset losses from one trade or business against the income or gain of another trade or business. Under current law, the Fund generally serves to block UBTI from being realized by its tax-exempt shareholders. However, a tax-exempt shareholder could realize UBTI by virtue of an investment in the Fund where, for example: (i) the Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or (ii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisor. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult their tax advisors regarding these issues.

ORGANIZATION OF THE TRUST

The Trust is organized as a Delaware business trust. As a Delaware business trust, the Trust need not hold regular annual shareholder meetings and, in the normal course, does not expect to hold such meetings. The Trust, however, must hold shareholder meetings for such purposes as, for example: (1) approving certain agreements as required by the 1940 Act; (2) changing fundamental investment objectives, policies, and restrictions of a Fund; and (3) filling vacancies on the Board of Trustees of the Trust in the event that less than two-thirds of the Trustees were elected by shareholders. The Trust expects that there will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than two-thirds of the Trustees holding office have been elected by shareholders. At such time, the Trustees then in office will call a shareholders’ meeting for the election of Trustees. In addition, holders of record of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee from office by a vote cast in person or by proxy at a shareholder meeting called for that purpose at the request of holders of 10% or more of the outstanding shares of the Trust. The Funds have the obligation to assist in such shareholder communications. Except as set forth above, Trustees will continue in office and may appoint successor Trustees.

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In the event of a liquidation or dissolution of the Trust or a Fund, shareholders of the Fund would be entitled to receive the assets available for distribution belonging to such Fund. Shareholders of a Fund are entitled to participate equally in the net distributable assets of the Fund upon liquidation, based on the number of shares of the Fund that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds, or payments that are not readily identifiable as belonging to any particular Fund, the Board shall allocate them among any one or more of the Funds as they, in their sole discretion, deem fair and equitable. Shareholders of all series of the Trust, including the Funds, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. The Trust has adopted a Rule 18f-3 Multi-Class Plan that contains the general characteristics of, and conditions under which the Trust may offer multiple classes of shares of each series. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, the Rule 18f-2 also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class. Rights of shareholders cannot be modified by less than a majority vote.

Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held. Shares of all series of the Trust have equal voting rights and liquidation rights. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees and, in this event, the holders of the remaining shares voting will not be able to elect any Trustees. Rights of shareholders cannot be modified by less than a majority vote. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders. The Trustees will hold office indefinitely, except that: (i) any Trustee may resign or retire; and (ii) any Trustee may be removed: (a) any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal; (b) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust. In case a vacancy on the Board shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. The Trust Instrument provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from a Trustee’s bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Trust Instrument provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd., 342 North Water Street, Suite 830 Milwaukee, Wisconsin 53202, serves as the Funds’ independent registered public accounting firm and is responsible for auditing the financial statements of the Funds.

64

LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities laws applicable to the Funds and the offer and sale of the Funds’ shares has been provided by Kilpatrick Townsend & Stockton LLP, 1001 West 4th Street, Winston-Salem, North Carolina 27101.

FINANCIAL STATEMENTS

Financial statements and annual reports will be available after the Funds have completed a fiscal year of operations.

65

APPENDIX A

Proxy Voting Policy

of

Horizon Funds

The Board of Trustees of Horizon Funds (the “Trust”) has adopted a Proxy Voting Policy (the “Proxy Voting Policy”) used to determine how each series of the Trust (each a “Fund”) votes proxies relating to its portfolio securities. Under the Trust’s Proxy Voting Policy, the Board has, subject to its oversight, delegated to Horizon Investments, LLC (the “Adviser”) the following duties: (1) to make the proxy voting decisions for the Trust, subject to the exceptions described below; and (2) to assist the Trust in disclosing their respective proxy voting record as required by Rule 30b1-4 under the Investment Company Act of 1940, as amended (“1940 Act”) (the “Proxy Duties”).

The Trust’s CCO shall ensure that the Adviser has adopted a Proxy Voting Policy, which it uses to vote proxies for its clients, including the Trust.

A.	General

The Board and the Trust believe that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. The Trust is committed to voting corporate proxies in the manner that best serves the interests of the Fund’s shareholders.

B.	Delegation to the Investment Adviser

The Board and the Trust believe that the Adviser is in the best position to make individual voting decisions for the Trust consistent with this Proxy Voting Policy. Therefore, subject to the oversight of the Board, the Adviser is hereby delegated the following duties:

1.	to make the proxy voting decisions for the Trust, in accordance with the Adviser’s Proxy Voting Policy (the “Adviser Voting Policy”); and

2.	to assist the Trust in disclosing its proxy voting record as required by Rule 30b1-4 under the 1940 Act, including (a) categorizing the subject matter of each of the reported proxy voting matters using the categories specified in Form N-PX, and (b) providing the information for each matter with respect to which the Trust is entitled to vote, as required by Form N-PX, including: (i) information identifying the matter voted on; (iii) whether the matter was proposed by the issuer or by a security holder; (iv) whether and how the Trust cast its vote; (v) whether the Trust cast its vote for or against management; (vi) the number of shares that were voted and how they were voted, and (vii) the number of shares that the Trust loaned and did not recall.

The Board, including a majority of the Independent Trustees of the Board, must approve the Adviser Voting Policy as it relates to the Trust. The Board must also approve any material changes to the Adviser Voting Policy no later than six (6) months after adoption by the Adviser.

C.	Delegation to Sub-Adviser.

The Adviser may, but is not required to, further delegate the responsibility for voting proxies relating to portfolio securities held by a Fund to one or more of the sub-advisers retained to provide investment advisory services to such Fund, if any (each a “Sub-Adviser”). If such responsibility is delegated to a Sub-Adviser, then the Sub-Adviser shall assume the fiduciary duty and reporting responsibilities of the Adviser under these policy guidelines. As used in these Policies and Procedures, the term “Adviser” includes any and all Sub-Advisers.

A-1

D.	Conflicts

In cases where a matter with respect to which the Trust was entitled to vote presents a conflict between the interest of the Trust’s shareholders, on the one hand, and those of the Adviser, or an affiliated person of the Trust, or the Adviser, on the other hand, the Trust shall always vote in the best interest of the Trust’s shareholders. For purposes of this Proxy Voting Policy a vote shall be considered in the best interest of the Trust’s shareholders when a vote is cast consistent with the specific voting policy as set forth in the Adviser Voting Policy, provided such specific voting policy was approved by the Board, including a majority of the Independent Trustees of the Board.

E.	Disclosure

The Adviser will ensure that the Trust discloses in its annual and semi-annual reports to shareholders that a description (or copy) of the Trust’s proxy voting policies and procedures is available without charge, upon request by calling a specified toll-free telephone number and by accessing the Securities and Exchange Commission’s website at http://www.sec.gov.

The Adviser will file the Trust’s complete proxy voting record with the SEC on Form N-PX on an annual basis, by not later than August 31, of each year. The Trust will also disclose in its annual and semi-annual reports to shareholders that its proxy voting record is available without charge, upon request by calling a specified toll-free telephone number and by accessing the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust must send the information disclosed in the Trust’s most recently filed Form N-PX within three business days of receipt of a request.

A-2

APPENDIX B

Proxy Voting Policy

of

Horizon Investments, LLC (“Horizon”)

For separately managed accounts, Horizon generally does not vote proxies. However, Horizon votes proxies for the mutual funds (the “Funds”) and Collective Investment Trusts (“Collectives”, and together with the Funds, "Funds Clients") it advises, and therefore has adopted and implemented this Proxy Voting Policy and Procedures.

Policy

Horizon, as a matter of policy and practice, has no authority to vote proxies on behalf of advisory clients unless otherwise agreed to in writing. Horizon’s policy of having no proxy voting responsibility is disclosed to its advisory clients. However, Horizon may agree to vote proxies for Fund Clients and may, with the approval of the particular Fund Client’s Board, delegate to a sub-adviser for the applicable Fund Client the obligation to vote such proxies. Horizon may retain third party proxy voting services for a variety of proxy-related services. These services may include research, tracking, voting, proxy guidelines, and reporting, among others. Horizon’s general policy with respect to its proxy and corporate action obligations are set forth below.

Procedure

Horizon has adopted the following procedures to implement the firm’s policy:

●	Horizon discloses its proxy voting policy of generally not having proxy voting authority in the firm’s Form ADV Part 2A Disclosure Brochure.

●	Horizon’s advisory agreements with natural person clients provide that the firm has no proxy voting responsibilities and that the advisory clients expressly retain such voting authority.

Proxies for Fund Clients

Horizon serves as investment adviser to certain Fund Clients. To the extent that a Fund Client’s portfolio contains common stock or other securities of issuers that are not Underlying Funds, proxies received from such issuers will be voted in accordance with Horizon’s Proxy Voting Guidelines (“Guidelines”), set forth below.

Notwithstanding the foregoing, Fund Clients may be “funds of funds”, meaning that these Fund Clients pursue their investment goals by investing primarily in other investment companies that are not affiliated with Horizon (“Underlying Funds”).Consistent with certain requirements applicable to Fund Clients under Section 12(d)(1)(F) of the Investment Company Act, it is the policy of Horizon to vote all proxies received from the Underlying Funds in the same proportion that all other shares of the Underlying Funds are voted (i.e., “mirror” or “echo” voting), or in accordance with instructions received from Underlying Fund shareholders, pursuant to Section 12(d)(1)(F) of the Investment Company Act. After voting, the proxy materials are maintained for future reference.

Proxy Voting Guidelines

Horizon has adopted and implemented the following Guidelines, which it believes are reasonably designed to ensure that proxies are voted in the best economic interest of clients and in accordance with its fiduciary duties and local regulation.

In light of Horizon’s fiduciary duties, and given the complexity of the issues that may be raised in connection with proxy votes, Horizon has retained Institutional Shareholder Services Inc. (“ISS”) to assist in the coordination and voting of client proxies, which specializes in providing a variety of fiduciary-level proxy-related services to investment managers, to assist in the coordination and voting of client proxies. The services provided to Horizon will include timely delivery of meeting and record date information; proxy analysis through an electronic web-based vote execution platform; and detailed recordkeeping needs of Horizon’s proxy voting function.

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ISS votes Horizon’s advisory clients’ proxies in accordance with Horizon’s proxy guidelines or Horizon’s specific instructions. Where a Fund Client has given specific instructions as to how a proxy should be voted, Horizon will notify ISS to carry out those instructions. Where no specific instruction exists, Horizon will follow the procedures in voting the proxies set forth in this document.

A copy of Horizon’s current specific voting guidelines with respect to certain categories of proxy votes is attached hereto as Schedule 1.

The CCO or the CCO’s designee is responsible for managing the relationship with ISS and for ensuring that proxies are being properly voted and that ISS is retaining appropriate proxy voting records regarding the same.

Proxies solicited by issuers other than Underlying Funds (whose proxies may be voted consistent with other shareholders as discussed above) are voted in accordance with the predetermined guidelines of ISS, unless the Fund Client directs Horizon to vote differently on a specific proxy or specific categories of proxies.

Although the majority of proxy proposals can be handled in accordance with Horizon’s established proxy policies, Horizon recognizes that some proposals require special consideration that may dictate that exceptions are made to its general procedures. In this regard, Horizon recognizes that under certain circumstances where Horizon is required to vote a proxy without the assistance of ISS, such as where the Guidelines do not address a particular category of proxy or where ISS is otherwise unable to provide a recommendation, Horizon may have a conflict of interest in voting proxies on behalf of a Fund Client. Such circumstances may include, but are not limited to, situations where Horizon or one or more of its affiliates, including, without limitation, officers, directors or employees, has or is seeking a client relationship with the issuer of the security that is the subject of the proxy vote. Horizon personnel should identify such conflicts and bring them to the attention of the Fund Client’s Board. In such a case, the Fund Client’s Board will then determine whether the conflict is “material” based on whether, under the facts and circumstances of the case, the conflict has the potential to influence Horizon’ s decision-making in voting the proxy. If the Fund Client’s Board determines that the conflict is material, then: (i) the Fund Client’s Proxy Voting Committee will vote the proxy; or (ii) at the Board’s direction, Horizon shall vote the proxy based upon the recommendation of the Board or its designee. Horizon will keep a record of all materiality decisions and report them to the Fund Client’s Board on an annual basis.

Horizon is not required to vote a proxy for a Fund Client if Horizon reasonably determines that refraining from voting the proxy is in the best interest of the Fund Client, such as when the cost to the Fund Client of voting the proxy exceeds the expected benefit to the Fund Client.

Oversight of Proxy Services

Horizon will periodically evaluate the performance of ISS in performing proxy services. The SEC has provided guidance that evaluations of proxy services should include:

●	Evaluating whether the proxy service has adequate policies and procedures to identify, disclose and address conflicts of interest, including conflicts arising from recommendations and services to issuers or proponents of shareholder proposals that may be the subject of a vote, or affiliations with third parties that have significant influence over the proxy service (such as lenders or shareholders). In this regard, an adviser should consider the proxy service’s policies for disclosing actual and potential conflicts to the adviser and any technology used by the proxy service to facilitate such disclosure.
●	Evaluating whether the proxy service has the capacity and competency to adequately analyze the matters for which it is responsible, including the proxy service’s staffing, personnel and technology.
●	Reviewing proxy voting guidelines to ensure that they are reasonably designed to vote proxies in the best interest of each client.
●	Evaluating whether proxies are being voted in a manner consistent with proxy voting guidelines, which may be performed by sampling votes before or after votes are cast.
B-2

●	To the extent an adviser becomes aware of any potential factual errors, incompleteness or methodological weaknesses in the proxy service’s analysis that it deems credible and relevant to its voting decisions, assessing the extent to which any pf the foregoing materially affected the proxy service’s research or recommendations.
●	Evaluating any material changes in the services provided by, or the operations of, the proxy service to ensure that the proxy service continues to vote proxies in the best interest of clients.

Record Keeping

In accordance with Rule 204-2 under the Act, Horizon will maintain for the time periods set forth in the Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) proxy statements received regarding client securities (provided however, that Horizon may rely on the proxy statement filed on EDGAR as its records); (iii) a record of votes cast on behalf of clients; (iv) records of client requests for proxy voting information; (v) documents prepared by Horizon that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) records relating to requests made to clients regarding conflicts of interest in voting the proxy.

Horizon describes its proxy voting policies and procedures in its Part 2A of Form ADV for (or other brochure fulfilling the requirement of Rule 204-3), which description will inform clients that they may obtain information on how their securities were voted or a copy of Horizon’s Policies and Procedures by written request addressed to Horizon. Horizon will coordinate with mutual fund Clients to assist in the provision of applicable information required to be filed by on Form N-PX.

B-3

Schedule 1

SPECIFIC PROXY VOTING GUIDELINES

(ATTACHED)

B-4

UNITED STATES

Proxy Voting Guidelines
Benchmark Policy Recommendations

Effective for Meetings on or after February 1, 2025
Published January 9, 2025
Updated February 25, 2025

Effective for Meetings Published on or after February 25, 2025, Consideration of Certain Diversity Factors in Making Vote Recommendations Is Suspended (see pp. 12-13 for more information).

WWW.ISSGOVERNANCE.COM

UNITED STATES Proxy Voting Guidelines

Coverage	8
1. Board of Directors	9
Voting on Director Nominees in Uncontested Elections	9
Independence	9
ISS Classification of Directors – U.S.	10
Composition	12
Attendance	12
Overboarded Directors	12
Gender Diversity	12
Racial and/or Ethnic Diversity	13
Responsiveness	13
Accountability	14
Poison Pills	14
Unequal Voting Rights	14
Classified Board Structure	15
Removal of Shareholder Discretion on Classified Boards	15
Problematic Governance Structure	15
Unilateral Bylaw/Charter Amendments	15
Restricting Binding Shareholder Proposals	16
Director Performance Evaluation	16
Management Proposals to Ratify Existing Charter or Bylaw Provisions	16
Problematic Audit-Related Practices	16
Problematic Compensation Practices	17
Problematic Pledging of Company Stock	17
Climate Accountability	17
Governance Failures	18
Voting on Director Nominees in Contested Elections	18
Vote-No Campaigns	18
Proxy Contests/Proxy Access	18
Other Board-Related Proposals	19
Adopt Anti-Hedging/Pledging/Speculative Investments Policy	19
Board Refreshment	19
Term/Tenure Limits	19
Age Limits	19
Board Size	20
Classification/Declassification of the Board	20
CEO Succession Planning	20
Cumulative Voting	20
Director and Officer Indemnification, Liability Protection, and Exculpation	21
Establish/Amend Nominee Qualifications	21
Establish Other Board Committee Proposals	22
Filling Vacancies/Removal of Directors	22
Independent Board Chair	22
Majority of Independent Directors/Establishment of Independent Committees	23
Majority Vote Standard for the Election of Directors	23

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UNITED STATES Proxy Voting Guidelines

Proxy Access	23
Require More Nominees than Open Seats	23
Shareholder Engagement Policy (Shareholder Advisory Committee)	24
2. Audit-Related	25
Auditor Indemnification and Limitation of Liability	25
Auditor Ratification	25
Shareholder Proposals Limiting Non-Audit Services	25
Shareholder Proposals on Audit Firm Rotation	26
3. Shareholder Rights & Defenses	27
Advance Notice Requirements for Shareholder Proposals/Nominations	27
Amend Bylaws without Shareholder Consent	27
Control Share Acquisition Provisions	27
Control Share Cash-Out Provisions	28
Disgorgement Provisions	28
Fair Price Provisions	28
Freeze-Out Provisions	28
Greenmail	28
Shareholder Litigation Rights	29
Federal Forum Selection Provisions	29
Exclusive Forum Provisions for State Law Matters	29
Fee shifting	29
Net Operating Loss (NOL) Protective Amendments	30
Poison Pills (Shareholder Rights Plans)	30
Shareholder Proposals to Put Pill to a Vote and/or Adopt a Pill Policy	30
Management Proposals to Ratify a Poison Pill	31
Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)	31
Proxy Voting Disclosure, Confidentiality, and Tabulation	31
Ratification Proposals: Management Proposals to Ratify Existing Charter or Bylaw Provisions	32
Reimbursing Proxy Solicitation Expenses	32
Reincorporation Proposals	33
Shareholder Ability to Act by Written Consent	33
Shareholder Ability to Call Special Meetings	33
Stakeholder Provisions	34
State Antitakeover Statutes	34
Supermajority Vote Requirements	34
Virtual Shareholder Meetings	34
4. Capital/Restructuring	35
Capital	35
Adjustments to Par Value of Common Stock	35
Common Stock Authorization	35
General Authorization Requests	35
Specific Authorization Requests	36
Dual Class Structure	36
Issue Stock for Use with Rights Plan	36

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UNITED STATES Proxy Voting Guidelines

Preemptive Rights	36
Preferred Stock Authorization	37
General Authorization Requests	37
Recapitalization Plans	38
Reverse Stock Splits	38
Share Issuance Mandates at U.S. Domestic Issuers Incorporated Outside the U.S.	38
Share Repurchase Programs	39
Share Repurchase Programs Shareholder Proposals	39
Stock Distributions: Splits and Dividends	39
Tracking Stock	40
Restructuring	40
Appraisal Rights	40
Asset Purchases	40
Asset Sales	40
Bundled Proposals	41
Conversion of Securities	41
Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans	41
Formation of Holding Company	41
Going Private and Going Dark Transactions (LBOs and Minority Squeeze-outs)	42
Joint Ventures	42
Liquidations	43
Mergers and Acquisitions	43
Private Placements/Warrants/Convertible Debentures	43
Reorganization/Restructuring Plan (Bankruptcy)	45
Special Purpose Acquisition Corporations (SPACs)	45
Special Purpose Acquisition Corporations (SPACs) - Proposals for Extensions	45
Spin-offs	46
Value Maximization Shareholder Proposals	46
5. Compensation	47
Executive Pay Evaluation	47
Advisory Votes on Executive Compensation—Management Proposals (Say-on-Pay)	47
Pay-for-Performance Evaluation	48
Problematic Pay Practices	49
Compensation Committee Communications and Responsiveness	50
Frequency of Advisory Vote on Executive Compensation (“Say When on Pay”)	50
Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale	50
Equity-Based and Other Incentive Plans	51
Shareholder Value Transfer (SVT)	52
Three-Year Value-Adjusted Burn Rate	52
Egregious Factors	53
Liberal Change in Control Definition	53
Repricing Provisions	53
Problematic Pay Practices or Significant Pay-for-Performance Disconnect	53
Amending Cash and Equity Plans (including Approval for Tax Deductibility (162(m))	54

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UNITED STATES Proxy Voting Guidelines

Specific Treatment of Certain Award Types in Equity Plan Evaluations	54
Dividend Equivalent Rights	54
Operating Partnership (OP) Units in Equity Plan Analysis of Real Estate Investment Trusts (REITs)	55
Other Compensation Plans	55
401(k) Employee Benefit Plans	55
Employee Stock Ownership Plans (ESOPs)	55
Employee Stock Purchase Plans—Qualified Plans	55
Employee Stock Purchase Plans—Non-Qualified Plans	55
Option Exchange Programs/Repricing Options	56
Stock Plans in Lieu of Cash	56
Transfer Stock Option (TSO) Programs	57
Director Compensation	57
Shareholder Ratification of Director Pay Programs	57
Equity Plans for Non-Employee Directors	58
Non-Employee Director Retirement Plans	58
Shareholder Proposals on Compensation	58
Bonus Banking/Bonus Banking “Plus”	58
Compensation Consultants—Disclosure of Board or Company’s Utilization	59
Disclosure/Setting Levels or Types of Compensation for Executives and Directors	59
Golden Coffins/Executive Death Benefits	59
Hold Equity Past Retirement or for a Significant Period of Time	59
Pay Disparity	60
Pay for Performance/Performance-Based Awards	60
Pay for Superior Performance	61
Pre-Arranged Trading Plans (10b5-1 Plans)	61
Prohibit Outside CEOs from Serving on Compensation Committees	61
Recoupment of Incentive or Stock Compensation in Specified Circumstances	62
Severance and Golden Parachute Agreements	62
Share Buyback Impact on Incentive Program Metrics	62
Supplemental Executive Retirement Plans (SERPs)	63
Tax Gross-Up Proposals	63
Termination of Employment Prior to Severance Payment/Eliminating Accelerated Vesting of Unvested Equity	63
6. Routine/Miscellaneous	64
Adjourn Meeting	64
Amend Quorum Requirements	64
Amend Minor Bylaws	64
Change Company Name	64
Change Date, Time, or Location of Annual Meeting	65
Other Business	65
7. Social and Environmental Issues	66
Global Approach – E&S Shareholder Proposals	66
Endorsement of Principles	66
Animal Welfare	66

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UNITED STATES Proxy Voting Guidelines

Animal Welfare Policies	66
Animal Testing	67
Animal Slaughter	67
Consumer Issues	67
Genetically Modified Ingredients	67
Reports on Potentially Controversial Business/Financial Practices	68
Pharmaceutical Pricing, Access to Medicines, and Prescription Drug Reimportation	68
Product Safety and Toxic/Hazardous Materials	68
Tobacco-Related Proposals	69
Climate Change	70
Say on Climate (SoC) Management Proposals	70
Say on Climate (SoC) Shareholder Proposals	70
Climate Change/Greenhouse Gas (GHG) Emissions	70
Energy Efficiency	71
Renewable Energy	71
Diversity	72
Board Diversity	72
Equality of Opportunity	72
Gender Identity, Sexual Orientation, and Domestic Partner Benefits	72
Gender, Race/Ethnicity Pay Gap	73
Racial Equity and/or Civil Rights Audit Guidelines	73
Environment and Sustainability	73
Facility and Workplace Safety	73
Natural Capital- Related and/or Community Impact Assessment Proposals	74
Hydraulic Fracturing	74
Operations in Protected Areas	74
Recycling	75
Sustainability Reporting	75
Water Issues	75
General Corporate Issues	75
Charitable Contributions	75
Data Security, Privacy, and Internet Issues	76
ESG Compensation-Related Proposals	76
Human Rights, Human Capital Management, and International Operations	76
Human Rights Proposals	76
Mandatory Arbitration	77
Operations in High-Risk Markets	77
Outsourcing/Offshoring	77
Sexual Harassment	78
Weapons and Military Sales	78
Political Activities	78
Lobbying	78
Political Contributions	79

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UNITED STATES Proxy Voting Guidelines

Political Expenditures and Lobbying Congruency	79
Political Ties	79
8. Mutual Fund Proxies	81
Election of Directors	81
Closed End Funds- Unilateral Opt-In to Control Share Acquisition Statutes	81
Converting Closed-end Fund to Open-end Fund	81
Proxy Contests	81
Investment Advisory Agreements	82
Approving New Classes or Series of Shares	82
Preferred Stock Proposals	82
1940 Act Policies	82
Changing a Fundamental Restriction to a Nonfundamental Restriction	82
Change Fundamental Investment Objective to Nonfundamental	83
Name Change Proposals	83
Change in Fund’s Subclassification	83
Business Development Companies—Authorization to Sell Shares of Common Stock at a Price below Net Asset Value	83
Disposition of Assets/Termination/Liquidation	84
Changes to the Charter Document	84
Changing the Domicile of a Fund	84
Authorizing the Board to Hire and Terminate Subadvisers Without Shareholder Approval	84
Distribution Agreements	85
Master-Feeder Structure	85
Mergers	85
Shareholder Proposals for Mutual Funds	85
Establish Director Ownership Requirement	85
Reimburse Shareholder for Expenses Incurred	85
Terminate the Investment Advisor	86

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UNITED STATES Proxy Voting Guidelines

Coverage

The U.S. research team provides proxy analyses and voting recommendations for the common shareholder meetings of U.S. - incorporated companies that are publicly-traded on U.S. exchanges, as well as certain OTC companies, if they are held in our institutional investor clients’ portfolios. Coverage generally includes corporate actions for common equity holders, such as written consents and bankruptcies. ISS’ U.S. coverage includes investment companies (including open-end funds, closed-end funds, exchange-traded funds, and unit investment trusts), limited partnerships (“LPs”), master limited partnerships (“MLPs”), limited liability companies (“LLCs”), and business development companies. ISS reviews its universe of coverage on an annual basis, and the coverage is subject to change based on client need and industry trends.

Foreign-incorporated companies

In addition to U.S.- incorporated, U.S.- listed companies, ISS’ U.S. policies are applied to certain foreign- incorporated company analyses. Like the SEC, ISS distinguishes two types of companies that list but are not incorporated in the U.S.:

■	U.S. Domestic Issuers – which have a majority of outstanding shares held in the U.S. and meet other criteria, as determined by the SEC, and are subject to the same disclosure and listing standards as U.S. incorporated companies (e.g. they are required to file DEF14A proxy statements) – are generally covered under standard U.S. policy guidelines.
■	Foreign Private Issuers (FPIs) – which are allowed to take exemptions from most disclosure requirements (e.g., they are allowed to file 6-K for their proxy materials) and U.S. listing standards – are generally covered under a combination of policy guidelines:
■	FPI Guidelines (see the Americas Regional Proxy Voting Guidelines), may apply to companies incorporated in governance havens, and apply certain minimum independence and disclosure standards in the evaluation of key proxy ballot items, such as the election of directors; and/or
■	Guidelines for the market that is responsible for, or most relevant to, the item on the ballot.

U.S. incorporated companies listed only on non-U.S. exchanges are generally covered under the ISS guidelines for the market on which they are traded.

An FPI is generally covered under ISS’ approach to FPIs outlined above, even if such FPI voluntarily files a proxy statement and/or other filing normally required of a U.S. Domestic Issuer, so long as the company retains its FPI status.

In all cases – including with respect to other companies with cross-market features that may lead to ballot items related to multiple markets – items that are on the ballot solely due to the requirements of another market (listing, incorporation, or national code) may be evaluated under the policy of the relevant market, regardless of the “assigned” primary market coverage.

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UNITED STATES Proxy Voting Guidelines

1.	Board of Directors

Voting on Director Nominees in Uncontested Elections

Four fundamental principles apply when determining votes on director nominees:

Independence: Boards should be sufficiently independent from management (and significant shareholders) to ensure that they are able and motivated to effectively supervise management’s performance for the benefit of all shareholders, including in setting and monitoring the execution of corporate strategy, with appropriate use of shareholder capital, and in setting and monitoring executive compensation programs that support that strategy. The chair of the board should ideally be an independent director, and all boards should have an independent leadership position or a similar role in order to help provide appropriate counterbalance to executive management, as well as having sufficiently independent committees that focus on key governance concerns such as audit, compensation, and nomination of directors.

Composition: Companies should ensure that directors add value to the board through their specific skills and expertise and by having sufficient time and commitment to serve effectively. Boards should be of a size appropriate to accommodate diversity, expertise, and independence, while ensuring active and collaborative participation by all members. Boards should be sufficiently diverse to ensure consideration of a wide range of perspectives.

Responsiveness: Directors should respond to investor input, such as that expressed through significant opposition to management proposals, significant support for shareholder proposals (whether binding or non-binding), and tender offers where a majority of shares are tendered.

Accountability: Boards should be sufficiently accountable to shareholders, including through transparency of the company’s governance practices and regular board elections, by the provision of sufficient information for shareholders to be able to assess directors and board composition, and through the ability of shareholders to remove directors.

General Recommendation: Generally vote for director nominees, except under the following circumstances (with new nominees1 considered on case-by-case basis):

Independence

Vote against2 or withhold from non-independent directors (Executive Directors and Non-Independent Non- Executive Directors per ISS’ Classification of Directors) when:

■	Independent directors comprise 50 percent or less of the board;
■	The non-independent director serves on the audit, compensation, or nominating committee;
■	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee; or

[1]	A “new nominee” is a director who is being presented for election by shareholders for the first time. Recommendations on new nominees who have served for less than one year are made on a case-by-case basis depending on the timing of their appointment and the problematic governance issue in question.
[2]	In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.
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■	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee.

ISS Classification of Directors – U.S.

1.	Executive Director
1.1.	Current officer[1] of the company or one of its affiliates[2].

2.	Non-Independent Non-Executive Director

Board Identification

2.1.	Director identified as not independent by the board. Controlling/Significant Shareholder
2.2.	Beneficial owner of more than 50 percent of the company’s voting power (this may be aggregated if voting power is distributed among more than one member of a group).

Current Employment at Company or Related Company

2.3.	Non-officer employee of the firm (including employee representatives).
2.4.	Officer[1], former officer, or general or limited partner of a joint venture or partnership with the company.

Former Employment

2.5.	Former CEO of the company. [3,4]
2.6.	Former non-CEO officer[1] of the company or an affiliate[2] within the past five years.
2.7.	Former officer[1] of an acquired company within the past five years.[4]
2.8.	Officer[1] of a former parent or predecessor firm at the time the company was sold or split off within the past five years.
2.9.	Former interim officer if the service was longer than 18 months. If the service was between 12 and 18 months an assessment of the interim officer’s employment agreement will be made.[5]

Family Members

2.10.	Immediate family member[6] of a current or former officer[1] of the company or its affiliates[2] within the last five years.
2.11.	Immediate family member[6] of a current employee of company or its affiliates[2] where additional factors raise concern (which may include, but are not limited to, the following: a director related to numerous employees; the company or its affiliates employ relatives of numerous board members; or a non- Section 16 officer in a key strategic role).

Professional, Transactional, and Charitable Relationships

2.12.	Director who (or whose immediate family member6) currently provides professional services[7] in excess of $10,000 per year to: the company, an affiliate[2], or an individual officer of the company or an affiliate; or who is (or whose immediate family member[6] is) a partner, employee, or controlling shareholder of an organization which provides the services.
2.13.	Director who (or whose immediate family member6) currently has any material transactional relationship[8] with the company or its affiliates[2]; or who is (or whose immediate family member[6] is) a partner in, or a controlling shareholder or an executive officer of, an organization which has the material transactional relationship[8] (excluding investments in the company through a private placement).
2.14.	Director who (or whose immediate family member6) is a trustee, director, or employee of a charitable or non-profit organization that receives material grants or endowments[8] from the company or its affiliates[2].

Other Relationships

2.15.	Party to a voting agreement[9] to vote in line with management on proposals being brought to shareholder vote.
2.16.	Has (or an immediate family member[6] has) an interlocking relationship as defined by the SEC involving members of the board of directors or its Compensation Committee.[10]
2.17.	Founder[11] of the company but not currently an employee.
2.18.	Director with pay comparable to Named Executive Officers.
2.19.	Any material[12] relationship with the company.
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UNITED STATES Proxy Voting Guidelines

3.	Independent Director
3.1.	No material[12] connection to the company other than a board seat.

Footnotes:

1.	The definition of officer will generally follow that of a “Section 16 officer” (officers subject to Section 16 of the Securities and Exchange Act of 1934) and includes the chief executive, operating, financial, legal, technology, and accounting officers of a company (including the president, treasurer, secretary, controller, or any vice president in charge of a principal business unit, division, or policy function). Current interim officers are included in this category. For private companies, the equivalent positions are applicable. A non-employee director serving as an officer due to statutory requirements (e.g. corporate secretary) will generally be classified as a Non-Independent Non-Executive Director under “Any material relationship with the company.” However, if the company provides explicit disclosure that the director is not receiving additional compensation exceeding $10,000 per year for serving in that capacity, then the director will be classified as an Independent Director.

2.	“Affiliate” includes a subsidiary, sibling company, or parent company. ISS uses 50 percent control ownership by the parent company as the standard for applying its affiliate designation. The manager/advisor of an externally managed issuer (EMI) is considered an affiliate.

3.	Includes any former CEO of the company prior to the company’s initial public offering (IPO).

4.	When there is a former CEO of a special purpose acquisition company (SPAC) serving on the board of an acquired company, ISS will generally classify such directors as independent unless determined otherwise taking into account the following factors: the applicable listing standards determination of such director’s independence; any operating ties to the firm; and the existence of any other conflicting relationships or related party transactions.

5.	ISS will look at the terms of the interim officer’s employment contract to determine if it contains severance pay, long-term health and pension benefits, or other such standard provisions typically contained in contracts of permanent, non-temporary CEOs. ISS will also consider if a formal search process was under way for a full-time officer at the time.

6.	“Immediate family member” follows the SEC’s definition of such and covers spouses, parents, children, step-parents, step- children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

7.	Professional services can be characterized as advisory in nature, generally involve access to sensitive company information or to strategic decision-making, and typically have a commission- or fee-based payment structure. Professional services generally include but are not limited to the following: investment banking/financial advisory services, commercial banking (beyond deposit services), investment services, insurance services, accounting/audit services, consulting services, marketing services, legal services, property management services, realtor services, lobbying services, executive search services, and IT consulting services. The following would generally be considered transactional relationships and not professional services: deposit services, IT tech support services, educational services, and construction services. The case of participation in a banking syndicate by a non-lead bank should be considered a transactional (and hence subject to the associated materiality test) rather than a professional relationship. “Of Counsel” relationships are only considered immaterial if the individual does not receive any form of compensation (in excess of $10,000 per year) from, or is a retired partner of, the firm providing the professional service. The case of a company providing a professional service to one of its directors or to an entity with which one of its directors is affiliated, will be considered a transactional rather than a professional relationship. Insurance services and marketing services are assumed to be professional services unless the company explains why such services are not advisory.

8.	A material transactional relationship, including grants to non-profit organizations, exists if the company makes annual payments to, or receives annual payments from, another entity, exceeding the greater of: $200,000 or 5 percent of the recipient’s gross revenues, for a company that follows NASDAQ listing standards; or the greater of $1,000,000 or 2 percent of the recipient’s gross revenues, for a company that follows NYSE listing standards. For a company that follows neither of the preceding standards, ISS will apply the NASDAQ-based materiality test. (The recipient is the party receiving the financial proceeds from the transaction).

9.	Dissident directors who are parties to a voting agreement pursuant to a settlement or similar arrangement may be classified as Independent Directors if an analysis of the following factors indicates that the voting agreement does not compromise their alignment with all shareholders’ interests: the terms of the agreement; the duration of the standstill provision in the agreement; the limitations and requirements of actions that are agreed upon; if the dissident director nominee(s) is subject to the standstill; and if there any conflicting relationships or related party transactions.

10.	Interlocks include: executive officers serving as directors on each other’s compensation or similar committees (or, in the absence of such a committee, on the board); or executive officers sitting on each other’s boards and at least one serves on the other’s compensation or similar committees (or, in the absence of such a committee, on the board).

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UNITED STATES Proxy Voting Guidelines

11.	The operating involvement of the founder with the company will be considered; if the founder was never employed by the company, ISS may deem him or her an Independent Director.

12.	For purposes of ISS’s director independence classification, “material” will be defined as a standard of relationship (financial, personal, or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

Composition

Attendance at Board and Committee Meetings: Generally vote against or withhold from directors (except nominees who served only part of the fiscal year3) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:

■	Medical issues/illness;
■	Family emergencies; and
■	Missing only one meeting (when the total of all meetings is three or fewer).

In cases of chronic poor attendance without reasonable justification, in addition to voting against the director(s) with poor attendance, generally vote against or withhold from appropriate members of the nominating/governance committees or the full board.

If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote against or withhold from the director(s) in question.

Overboarded Directors: Generally vote against or withhold from individual directors who:

■	Sit on more than five public company boards; or
■	Are CEOs of public companies who sit on the boards of more than two public companies besides their own—withhold only at their outside boards[4].

NOTE: For shareholder meeting reports published on or after February 25th, 2025, Institutional Shareholder Services (ISS) has indefinitely halted the consideration of the gender diversity of a company’s board when making vote recommendations with respect to the election or re-election of directors at U.S. companies covered by these guidelines under its proprietary ISS U.S. Benchmark policy.

Gender Diversity: Generally vote against or withhold from the chair of the nominating committee (or other directors on a case-by-case basis) at companies where there are no women on the company’s board. An exception will be made if there was at least one woman on the board at the preceding annual meeting and the board makes a firm commitment to return to a gender-diverse status within a year.

[3]	Nominees who served for only part of the fiscal year are generally exempted from the attendance policy.
[4]	Although all of a CEO’s subsidiary boards with publicly-traded common stock will be counted as separate boards, ISS will not recommend a withhold vote for the CEO of a parent company board or any of the controlled (>50 percent ownership) subsidiaries of that parent but may do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships.
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UNITED STATES Proxy Voting Guidelines

NOTE: For shareholder meeting reports published on or after February 25th, 2025, Institutional Shareholder Services (ISS) has indefinitely halted the consideration of the racial and/or ethnic diversity of a company’s board when making vote recommendations with respect to the election or re-election of directors at U.S. companies covered under these guidelines under its proprietary ISS U.S. Benchmark policy.

Racial and/or Ethnic Diversity: For companies in the Russell 3000 or S&P 1500 indices, generally vote against or withhold from the chair of the nominating committee (or other directors on a case-by-case basis) where the board has no apparent racially or ethnically diverse members5. An exception will be made if there was racial and/or ethnic diversity on the board at the preceding annual meeting and the board makes a firm commitment to appoint at least one racial and/or ethnic diverse member within a year.

Responsiveness

Vote case-by-case on individual directors, committee members, or the entire board of directors as appropriate if:

■	The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year or failed to act on a management proposal seeking to ratify an existing charter/bylaw provision that received opposition of a majority of the shares cast in the previous year. Factors that will be considered are:
■	Disclosed outreach efforts by the board to shareholders in the wake of the vote;
■	Rationale provided in the proxy statement for the level of implementation;
■	The subject matter of the proposal;
■	The level of support for and opposition to the resolution in past meetings;
■	Actions taken by the board in response to the majority vote and its engagement with shareholders;
■	The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and
■	Other factors as appropriate.
■	The board failed to act on takeover offers where the majority of shares are tendered; or
■	At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote.

Vote case-by-case on Compensation Committee members (or, in exceptional cases, the full board) and the Say on Pay proposal if:

■	The company’s previous say-on-pay received the support of less than 70 percent of votes cast. Factors that will be considered are:
■	The company’s response, including:
■	Disclosure of engagement efforts with major institutional investors, including the frequency and timing of engagements and the company participants (including whether independent directors participated);
■	Disclosure of the specific concerns voiced by dissenting shareholders that led to the say-on-pay opposition; and
■	Disclosure of specific and meaningful actions taken to address shareholders’ concerns;
■	Other recent compensation actions taken by the company;
■	Whether the issues raised are recurring or isolated;
■	The company’s ownership structure; and
■	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

[5]	Aggregate diversity statistics provided by the board will only be considered if specific to racial and/or ethnic diversity.
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UNITED STATES Proxy Voting Guidelines

■	The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the plurality of votes cast.

Accountability

Problematic Takeover Defenses, Capital Structure, and Governance Structure

Poison Pills: Generally vote against or withhold from all nominees (except new nominees1, who should be considered case-by-case) if:

■	The company has a poison pill with a deadhand or slowhand feature[6];
■	The board makes a material adverse modification to an existing pill, including, but not limited to, extension, renewal, or lowering the trigger, without shareholder approval; or
■	The company has a long-term poison pill (with a term of over one year) that was not approved by the public shareholders[7].

Vote case-by-case on nominees if the board adopts an initial short-term pill6 (with a term of one year or less) without shareholder approval, taking into consideration:

■	The trigger threshold and other terms of the pill;
■	The disclosed rationale for the adoption;
■	The context in which the pill was adopted, (e.g., factors such as the company’s size and stage of development, sudden changes in its market capitalization, and extraordinary industry-wide or macroeconomic events);
■	A commitment to put any renewal to a shareholder vote;
■	The company’s overall track record on corporate governance and responsiveness to shareholders; and
■	Other factors as relevant.

Unequal Voting Rights: Generally vote withhold or against directors individually, committee members, or the entire board (except new nominees1, who should be considered case-by-case), if the company employs a common stock structure with unequal voting rights8.

Exceptions to this policy will generally be limited to:

■	Newly-public companies[9] with a sunset provision of no more than seven years from the date of going public;
■	Limited Partnerships and the Operating Partnership (OP) unit structure of REITs;
■	Situations where the super-voting shares represent less than 5% of total voting power and therefore considered to be de minimis; or

[6]	If a short-term pill with a deadhand or slowhand feature is enacted but expires before the next shareholder vote, ISS will generally still recommend withhold/against nominees at the next shareholder meeting following its adoption.
[7]	Approval prior to, or in connection, with a company’s becoming publicly-traded, or in connection with a de-SPAC transaction, is insufficient.
[8]	This generally includes classes of common stock that have additional votes per share than other shares; classes of shares that are not entitled to vote on all the same ballot items or nominees; or stock with time-phased voting rights (“loyalty shares”).
[9]	Includes companies that emerge from bankruptcy, SPAC transactions, spin-offs, direct listings, and those who complete a traditional initial public offering.
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UNITED STATES Proxy Voting Guidelines

■	The company provides sufficient protections for minority shareholders, such as allowing minority shareholders a regular binding vote on whether the capital structure should be maintained.

Classified Board Structure: The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.

Removal of Shareholder Discretion on Classified Boards : The company has opted into, or failed to opt out of, state laws requiring a classified board structure.

Problematic Governance Structure : For companies that hold or held their first annual meeting9 of public shareholders after Feb. 1, 2015, generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees1, who should be considered case-by-case) if, prior to or in connection with the company’s public offering, the company or its board adopted the following bylaw or charter provisions that are considered to be materially adverse to shareholder rights:

■	Supermajority vote requirements to amend the bylaws or charter;
■	A classified board structure; or
■	Other egregious provisions.

A provision which specifies that the problematic structure(s) will be sunset within seven years of the date of going public will be considered a mitigating factor.

Unless the adverse provision is reversed or removed, vote case-by-case on director nominees in subsequent years.

Unilateral Bylaw/Charter Amendments: Generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees1, who should be considered case-by-case) if the board amends the company’s bylaws or charter without shareholder approval in a manner that materially diminishes shareholders’ rights or that could adversely impact shareholders, considering the following factors:

■	The board’s rationale for adopting the bylaw/charter amendment without shareholder ratification;
■	Disclosure by the company of any significant engagement with shareholders regarding the amendment;
■	The level of impairment of shareholders’ rights caused by the board’s unilateral amendment to the bylaws/charter;
■	The board’s track record with regard to unilateral board action on bylaw/charter amendments or other entrenchment provisions;
■	The company’s ownership structure;
■	The company’s existing governance provisions;
■	The timing of the board’s amendment to the bylaws/charter in connection with a significant business development; and
■	Other factors, as deemed appropriate, that may be relevant to determine the impact of the amendment on shareholders.

Unless the adverse amendment is reversed or submitted to a binding shareholder vote, in subsequent years vote case-by-case on director nominees. Generally vote against (except new nominees1, who should be considered case-by-case) if the directors:

■	Classified the board;
■	Adopted supermajority vote requirements to amend the bylaws or charter;
■	Eliminated shareholders’ ability to amend bylaws;
■	Adopted a fee-shifting provision; or
■	Adopted another provision deemed egregious.
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UNITED STATES Proxy Voting Guidelines

Restricting Binding Shareholder Proposals: Generally vote against or withhold from the members of the governance committee if:

■	The company’s governing documents impose undue restrictions on shareholders’ ability to amend the bylaws. Such restrictions include but are not limited to: outright prohibition on the submission of binding shareholder proposals or share ownership requirements, subject matter restrictions, or time holding requirements in excess of SEC Rule 14a-8. Vote against or withhold on an ongoing basis.

Submission of management proposals to approve or ratify requirements in excess of SEC Rule 14a-8 for the submission of binding bylaw amendments will generally be viewed as an insufficient restoration of shareholders’ rights. Generally continue to vote against or withhold on an ongoing basis until shareholders are provided with an unfettered ability to amend the bylaws or a proposal providing for such unfettered right is submitted for shareholder approval.

Director Performance Evaluation: The board lacks mechanisms to promote accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one-, three-, and five-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s operational metrics and other factors as warranted. Problematic provisions include but are not limited to:

■	A classified board structure;
■	A supermajority vote requirement;
■	Either a plurality vote standard in uncontested director elections, or a majority vote standard in contested elections;
■	The inability of shareholders to call special meetings;
■	The inability of shareholders to act by written consent;
■	A multi-class capital structure; and/or
■	A non-shareholder-approved poison pill.

Management Proposals to Ratify Existing Charter or Bylaw Provisions: Vote against/withhold from individual directors, members of the governance committee, or the full board, where boards ask shareholders to ratify existing charter or bylaw provisions considering the following factors:

■	The presence of a shareholder proposal addressing the same issue on the same ballot;
■	The board’s rationale for seeking ratification;
■	Disclosure of actions to be taken by the board should the ratification proposal fail;
■	Disclosure of shareholder engagement regarding the board’s ratification request;
■	The level of impairment to shareholders’ rights caused by the existing provision;
■	The history of management and shareholder proposals on the provision at the company’s past meetings;
■	Whether the current provision was adopted in response to the shareholder proposal;
■	The company’s ownership structure; and
■	Previous use of ratification proposals to exclude shareholder proposals.

Problematic Audit-Related Practices

Generally vote against or withhold from the members of the Audit Committee if:

■	The non-audit fees paid to the auditor are excessive;
■	The company receives an adverse opinion on the company’s financial statements from its auditor; or
■	There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote case-by-case on members of the Audit Committee and potentially the full board if:

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UNITED STATES Proxy Voting Guidelines

■	Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence, and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether withhold/against votes are warranted.

Problematic Compensation Practices

In the absence of an Advisory Vote on Executive Compensation (Say on Pay) ballot item or in egregious situations, vote against or withhold from the members of the Compensation Committee and potentially the full board if:

■	There is an unmitigated misalignment between CEO pay and company performance (pay for performance);
■	The company maintains significant problematic pay practices; or
■	The board exhibits a significant level of poor communication and responsiveness to shareholders.

Generally vote against or withhold from the Compensation Committee chair, other committee members, or potentially the full board if:

■	The company fails to include a Say on Pay ballot item when required under SEC provisions, or under the company’s declared frequency of say on pay; or

■	The company fails to include a Frequency of Say on Pay ballot item when required under SEC provisions.

Generally vote against members of the board committee responsible for approving/setting non-employee director compensation if there is a pattern (i.e. two or more years) of awarding excessive non-employee director compensation without disclosing a compelling rationale or other mitigating factors.

Problematic Pledging of Company Stock : Vote against the members of the committee that oversees risks related to pledging, or the full board, where a significant level of pledged company stock by executives or directors raises concerns. The following factors will be considered:

■	The presence of an anti-pledging policy, disclosed in the proxy statement, that prohibits future pledging activity;
■	The magnitude of aggregate pledged shares in terms of total common shares outstanding, market value, and trading volume;
■	Disclosure of progress or lack thereof in reducing the magnitude of aggregate pledged shares over time;
■	Disclosure in the proxy statement that shares subject to stock ownership and holding requirements do not include pledged company stock; and
■	Any other relevant factors.

Climate Accountability

For companies that are significant greenhouse gas (GHG) emitters, through their operations or value chain10, generally vote against or withhold from the incumbent chair of the responsible committee (or other directors on a case-by-case basis) in cases where ISS determines that the company is not taking the minimum steps needed to understand, assess, and mitigate risks related to climate change to the company and the larger economy.

Minimum steps to understand and mitigate those risks are considered to be the following. Both minimum criteria will be required to be in alignment with the policy :

■	Detailed disclosure of climate-related risks, such as according to the framework established by the Task Force on Climate-related Financial Disclosures (TCFD), including:

[10]	Companies defined as “significant GHG emitters” will be those on the current Climate Action 100+ Focus Group list.
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UNITED STATES Proxy Voting Guidelines

■	Board governance measures;
■	Corporate strategy;
■	Risk management analyses; and
■	Metrics and targets.
■	Appropriate GHG emissions reduction targets.

At this time, “appropriate GHG emissions reductions targets” will be medium-term GHG reduction targets or Net Zero-by-2050 GHG reduction targets for a company’s operations (Scope 1) and electricity use (Scope 2). Targets should cover the vast majority of the company’s direct emissions.

Governance Failures

Under extraordinary circumstances, vote against or withhold from directors individually, committee members, or the entire board, due to:

■	Material failures of governance, stewardship, risk oversight[11], or fiduciary responsibilities at the company;
■	Failure to replace management as appropriate; or
■	Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Voting on Director Nominees in Contested Elections

Vote-No Campaigns

General Recommendation: In cases where companies are targeted in connection with public “vote-no” campaigns, evaluate director nominees under the existing governance policies for voting on director nominees in uncontested elections. Take into consideration the arguments submitted by shareholders and other publicly available information.

Proxy Contests/Proxy Access

General Recommendation: Vote case-by-case on the election of directors in contested elections, considering the following factors:

■	Long-term financial performance of the company relative to its industry;
■	Management’s track record;
■	Background to the contested election;
■	Nominee qualifications and any compensatory arrangements;
■	Strategic plan of dissident slate and quality of the critique against management;
■	Likelihood that the proposed goals and objectives can be achieved (both slates); and
■	Stock ownership positions.

[11]	Examples of failure of risk oversight include but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; demonstrably poor risk oversight of environmental and social issues, including climate change; significant adverse legal judgments or settlement; or hedging of company stock.
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UNITED STATES Proxy Voting Guidelines

In the case of candidates nominated pursuant to proxy access, vote case-by-case considering any applicable factors listed above or additional factors which may be relevant, including those that are specific to the company, to the nominee(s) and/or to the nature of the election (such as whether there are more candidates than board seats).

Other Board-Related Proposals

Adopt Anti-Hedging/Pledging/Speculative Investments Policy

General Recommendation: Generally vote for proposals seeking a policy that prohibits named executive officers from engaging in derivative or speculative transactions involving company stock, including hedging, holding stock in a margin account, or pledging stock as collateral for a loan. However, the company’s existing policies regarding responsible use of company stock will be considered.

Board Refreshment

Board refreshment is best implemented through an ongoing program of individual director evaluations, conducted annually, to ensure the evolving needs of the board are met and to bring in fresh perspectives, skills, and diversity as needed.

Term/Tenure Limits

General Recommendation: Vote case-by-case on management proposals regarding director term/tenure limits, considering:

■	The rationale provided for adoption of the term/tenure limit;
■	The robustness of the company’s board evaluation process;
■	Whether the limit is of sufficient length to allow for a broad range of director tenures;
■	Whether the limit would disadvantage independent directors compared to non-independent directors; and
■	Whether the board will impose the limit evenly, and not have the ability to waive it in a discriminatory manner.

Vote case-by-case on shareholder proposals asking for the company to adopt director term/tenure limits, considering:

■	The scope of the shareholder proposal; and
■	Evidence of problematic issues at the company combined with, or exacerbated by, a lack of board refreshment.

Age Limits

General Recommendation: Generally vote against management and shareholder proposals to limit the tenure of independent directors through mandatory retirement ages. Vote for proposals to remove mandatory age limits.

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UNITED STATES Proxy Voting Guidelines

Board Size

General Recommendation: Vote for proposals seeking to fix the board size or designate a range for the board size.

Vote against proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

Classification/Declassification of the Board

General Recommendation: Vote against proposals to classify (stagger) the board.

Vote for proposals to repeal classified boards and to elect all directors annually.

CEO Succession Planning

General Recommendation: Generally vote for proposals seeking disclosure on a CEO succession planning policy, considering, at a minimum, the following factors:

■	The reasonableness/scope of the request; and
■	The company’s existing disclosure on its current CEO succession planning process.

Cumulative Voting

General Recommendation: Generally vote against management proposals to eliminate cumulate voting, and for shareholder proposals to restore or provide for cumulative voting, unless:

■	The company has proxy access[12], thereby allowing shareholders to nominate directors to the company’s ballot; and

■	The company has adopted a majority vote standard, with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.

Vote for proposals for cumulative voting at controlled companies (insider voting power > 50%).

[12]	A proxy access right that meets the recommended guidelines.
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UNITED STATES Proxy Voting Guidelines

Director and Officer Indemnification, Liability Protection, and Exculpation

General Recommendation: Vote case-by-case on proposals on director and officer indemnification, liability protection, and exculpation13.

Consider the stated rationale for the proposed change. Also consider, among other factors, the extent to which the proposal would:

■	Eliminate directors’ and officers’ liability for monetary damages for violating the duty of care;
■	Eliminate directors’ and officers’ liability for monetary damages for violating the duty of loyalt;
■	Expand coverage beyond just legal expenses to liability for acts that are more serious violations of fiduciary obligation than mere carelessness; and
■	Expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for, at the discretion of the company’s board (i.e., “permissive indemnification”), but that previously the company was not required to indemnify.

Vote for those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:

■	If the individual was found to have acted in good faith and in a manner that the individual reasonably believed was in the best interests of the company; and
■	If only the individual’s legal expenses would be covered.

Establish/Amend Nominee Qualifications

General Recommendation: Vote case-by-case on proposals that establish or amend director qualifications. Votes should be based on the reasonableness of the criteria and the degree to which they may preclude dissident nominees from joining the board.

Vote case-by-case on shareholder resolutions seeking a director nominee who possesses a particular subject matter expertise, considering:

■	The company’s board committee structure, existing subject matter expertise, and board nomination provisions relative to that of its peers;
■	The company’s existing board and management oversight mechanisms regarding the issue for which board oversight is sought;

■	The company’s disclosure and performance relating to the issue for which board oversight is sought and any significant related controversies; and
■	The scope and structure of the proposal.

[13]	Indemnification: the condition of being secured against loss or damage.

Limited liability: a person’s financial liability is limited to a fixed sum, or personal financial assets are not at risk if the individual loses a lawsuit that results in financial award/damages to the plaintiff.

Exculpation: to eliminate or limit the personal liability of a director or officer to the corporation or its shareholders for monetary damages for breach of fiduciary duty as a director or officer.

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UNITED STATES Proxy Voting Guidelines

Establish Other Board Committee Proposals

General Recommendation: Generally vote against shareholder proposals to establish a new board committee, as such proposals seek a specific oversight mechanism/structure that potentially limits a company’s flexibility to determine an appropriate oversight mechanism for itself. However, the following factors will be considered:

■	Existing oversight mechanisms (including current committee structure) regarding the issue for which board oversight is sought;
■	Level of disclosure regarding the issue for which board oversight is sought;
■	Company performance related to the issue for which board oversight is sought;
■	Board committee structure compared to that of other companies in its industry sector; and
■	The scope and structure of the proposal.

Filling Vacancies/Removal of Directors

General Recommendation: Vote against proposals that provide that directors may be removed only for cause. Vote for proposals to restore shareholders’ ability to remove directors with or without cause.

Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote for proposals that permit shareholders to elect directors to fill board vacancies.

Independent Board Chair

General Recommendation: Generally vote for shareholder proposals requiring that the board chair position be filled by an independent director, taking into consideration the following:

■	The scope and rationale of the proposal;
■	The company’s current board leadership structure;
■	The company’s governance structure and practices;
■	Company performance; and
■	Any other relevant factors that may be applicable.

The following factors will increase the likelihood of a “for” recommendation:

■	A majority non-independent board and/or the presence of non-independent directors on key board committees;
■	A weak or poorly-defined lead independent director role that fails to serve as an appropriate counterbalance to a combined CEO/chair role;
■	The presence of an executive or non-independent chair in addition to the CEO, a recent recombination of the role of CEO and chair, and/or departure from a structure with an independent chair;
■	Evidence that the board has failed to oversee and address material risks facing the company;
■	A material governance failure, particularly if the board has failed to adequately respond to shareholder concerns or if the board has materially diminished shareholder rights; or
■	Evidence that the board has failed to intervene when management’s interests are contrary to shareholders’ interests.
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UNITED STATES Proxy Voting Guidelines

Majority of Independent Directors/Establishment of Independent Committees

General Recommendation: Vote for shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’ definition of Independent Director (See ISS’ Classification of Directors.)

Vote for shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors unless they currently meet that standard.

Majority Vote Standard for the Election of Directors

General Recommendation: Generally vote for management proposals to adopt a majority of votes cast standard for directors in uncontested elections. Vote against if no carve-out for a plurality vote standard in contested elections is included.

Generally vote for precatory and binding shareholder resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve- out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

Proxy Access

General Recommendation: Generally vote for management and shareholder proposals for proxy access with the following provisions:

■	Ownership threshold: maximum requirement not more than three percent (3%) of the voting power;
■	Ownership duration: maximum requirement not longer than three (3) years of continuous ownership for each member of the nominating group;
■	Aggregation: minimal or no limits on the number of shareholders permitted to form a nominating group; and
■	Cap: cap on nominees of generally twenty-five percent (25%) of the board.

Review for reasonableness any other restrictions on the right of proxy access. Generally vote against proposals that are more restrictive than these guidelines.

Require More Nominees than Open Seats

General Recommendation: Vote against shareholder proposals that would require a company to nominate more candidates than the number of open board seats.

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UNITED STATES Proxy Voting Guidelines

Shareholder Engagement Policy (Shareholder Advisory Committee)

General Recommendation: Generally vote for shareholder proposals requesting that the board establish an internal mechanism/process, which may include a committee, in order to improve communications between directors and shareholders, unless the company has the following features, as appropriate:

■	Established a communication structure that goes beyond the exchange requirements to facilitate the exchange of information between shareholders and members of the board;
■	Effectively disclosed information with respect to this structure to its shareholders;
■	Company has not ignored majority-supported shareholder proposals, or a majority withhold vote on a director nominee; and
■	The company has an independent chair or a lead director, according to ISS’ definition. This individual must be made available for periodic consultation and direct communication with major shareholders.
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UNITED STATES Proxy Voting Guidelines

2.	Audit-Related

Auditor Indemnification and Limitation of Liability

General Recommendation: Vote case-by-case on the issue of auditor indemnification and limitation of liability. Factors to be assessed include, but are not limited to:

■	The terms of the auditor agreement—the degree to which these agreements impact shareholders’ rights;
■	The motivation and rationale for establishing the agreements;
■	The quality of the company’s disclosure; and
■	The company’s historical practices in the audit area.

Vote against or withhold from members of an audit committee in situations where there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Auditor Ratification

General Recommendation: Vote for proposals to ratify auditors unless any of the following apply:

■	An auditor has a financial interest in or association with the company, and is therefore not independent;
■	There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;

■	Poor accounting practices are identified that rise to a serious level of concern, such as fraud or misapplication of GAAP; or
■	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

■	Non-audit (“other”) fees > audit fees + audit-related fees + tax compliance/preparation fees

Tax compliance and preparation include the preparation of original and amended tax returns and refund claims, and tax payment planning. All other services in the tax category, such as tax advice, planning, or consulting, should be added to “Other” fees. If the breakout of tax fees cannot be determined, add all tax fees to “Other” fees.

In circumstances where “Other” fees include fees related to significant one-time capital structure events (such as initial public offerings, bankruptcy emergence, and spin-offs) and the company makes public disclosure of the amount and nature of those fees that are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.

Shareholder Proposals Limiting Non-Audit Services

General Recommendation: Vote case-by-case on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

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UNITED STATES Proxy Voting Guidelines

Shareholder Proposals on Audit Firm Rotation

General Recommendation: Vote case-by-case on shareholder proposals asking for audit firm rotation, taking into account:

■	The tenure of the audit firm;
■	The length of rotation specified in the proposal;
■	Any significant audit-related issues at the company;
■	The number of Audit Committee meetings held each year;
■	The number of financial experts serving on the committee; and
■	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.
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UNITED STATES Proxy Voting Guidelines

3.	Shareholder Rights & Defenses

Advance Notice Requirements for Shareholder Proposals/Nominations

General Recommendation: Vote case-by-case on advance notice proposals, giving support to those proposals which allow shareholders to submit proposals/nominations as close to the meeting date as reasonably possible and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory, and shareholder review.

To be reasonable, the company’s deadline for shareholder notice of a proposal/nominations must be no earlier than 120 days prior to the anniversary of the previous year’s meeting and have a submittal window of no shorter than 30 days from the beginning of the notice period (also known as a 90-120-day window). The submittal window is the period under which shareholders must file their proposals/nominations prior to the deadline.

In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposals.

Amend Bylaws without Shareholder Consent

General Recommendation: Vote against proposals giving the board exclusive authority to amend the bylaws.

Vote case-by-case on proposals giving the board the ability to amend the bylaws in addition to shareholders, taking into account the following:

■	Any impediments to shareholders’ ability to amend the bylaws (i.e. supermajority voting requirements);
■	The company’s ownership structure and historical voting turnout;
■	Whether the board could amend bylaws adopted by shareholders; and
■	Whether shareholders would retain the ability to ratify any board-initiated amendments.

Control Share Acquisition Provisions

General Recommendation: Vote for proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

Vote against proposals to amend the charter to include control share acquisition provisions.

Vote for proposals to restore voting rights to the control shares.

Control share acquisition statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds. Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested shares. Thus, control share acquisition statutes effectively require a hostile bidder to put its offer to a shareholder vote or risk voting disenfranchisement if the bidder continues buying up a large block of shares.

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UNITED STATES Proxy Voting Guidelines

Control Share Cash-Out Provisions

General Recommendation: Vote for proposals to opt out of control share cash-out statutes.

Control share cash-out statutes give dissident shareholders the right to “cash-out” of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.

Disgorgement Provisions

General Recommendation: Vote for proposals to opt out of state disgorgement provisions.

Disgorgement provisions require an acquirer or potential acquirer of more than a certain percentage of a company’s stock to disgorge, or pay back, to the company any profits realized from the sale of that company’s stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor’s gaining control status are subject to these recapture-of-profits provisions.

Fair Price Provisions

General Recommendation: Vote case-by-case on proposals to adopt fair price provisions (provisions that stipulate that an acquirer must pay the same price to acquire all shares as it paid to acquire the control shares), evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Freeze-Out Provisions

General Recommendation: Vote for proposals to opt out of state freeze-out provisions. Freeze-out provisions force an investor who surpasses a certain ownership threshold in a company to wait a specified period of time before gaining control of the company.

Greenmail

General Recommendation: Vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Vote case-by-case on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

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UNITED STATES Proxy Voting Guidelines

Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders.

Shareholder Litigation Rights

Federal Forum Selection Provisions

Federal forum selection provisions require that U.S. federal courts be the sole forum for shareholders to litigate claims arising under federal securities law.

General Recommendation: Generally vote for federal forum selection provisions in the charter or bylaws that specify “the district courts of the United States” as the exclusive forum for federal securities law matters, in the absence of serious concerns about corporate governance or board responsiveness to shareholders.

Vote against provisions that restrict the forum to a particular federal district court; unilateral adoption (without a shareholder vote) of such a provision will generally be considered a one-time failure under the Unilateral Bylaw/Charter Amendments policy.

Exclusive Forum Provisions for State Law Matters

Exclusive forum provisions in the charter or bylaws restrict shareholders’ ability to bring derivative lawsuits against the company, for claims arising out of state corporate law, to the courts of a particular state (generally the state of incorporation).

General Recommendation: Generally vote for charter or bylaw provisions that specify courts located within the state of Delaware as the exclusive forum for corporate law matters for Delaware corporations, in the absence of serious concerns about corporate governance or board responsiveness to shareholders.

For states other than Delaware, vote case-by-case on exclusive forum provisions, taking into consideration:

■	The company’s stated rationale for adopting such a provision;
■	Disclosure of past harm from duplicative shareholder lawsuits in more than one forum;
■	The breadth of application of the charter or bylaw provision, including the types of lawsuits to which it would apply and the definition of key terms; and
■	Governance features such as shareholders’ ability to repeal the provision at a later date (including the vote standard applied when shareholders attempt to amend the charter or bylaws) and their ability to hold directors accountable through annual director elections and a majority vote standard in uncontested elections.

Generally vote against provisions that specify a state other than the state of incorporation as the exclusive forum for corporate law matters, or that specify a particular local court within the state; unilateral adoption of such a provision will generally be considered a one-time failure under the Unilateral Bylaw/Charter Amendments policy.

Fee shifting

Fee-shifting provisions in the charter or bylaws require that a shareholder who sues a company unsuccessfully pay all litigation expenses of the defendant corporation and its directors and officers.

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UNITED STATES Proxy Voting Guidelines

General Recommendation: Generally vote against provisions that mandate fee-shifting whenever plaintiffs are not completely successful on the merits (i.e., including cases where the plaintiffs are partially successful).

Unilateral adoption of a fee-shifting provision will generally be considered an ongoing failure under the Unilateral Bylaw/Charter Amendments policy.

Net Operating Loss (NOL) Protective Amendments

General Recommendation: Vote against proposals to adopt a protective amendment for the stated purpose of protecting a company’s net operating losses (NOL) if the effective term of the protective amendment would exceed the shorter of three years and the exhaustion of the NOL.

Vote case-by-case, considering the following factors, for management proposals to adopt an NOL protective amendment that would remain in effect for the shorter of three years (or less) and the exhaustion of the NOL:

■	The ownership threshold (NOL protective amendments generally prohibit stock ownership transfers that would result in a new 5-percent holder or increase the stock ownership percentage of an existing 5-percent holder);
■	The value of the NOLs;
■	Shareholder protection mechanisms (sunset provision or commitment to cause expiration of the protective amendment upon exhaustion or expiration of the NOL);
■	The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and
■	Any other factors that may be applicable.

Poison Pills (Shareholder Rights Plans)

Shareholder Proposals to Put Pill to a Vote and/or Adopt a Pill Policy

General Recommendation: Vote for shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it unless the company has: (1) A shareholder-approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

■	Shareholders have approved the adoption of the plan; or
■	The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

If the shareholder proposal calls for a time period of less than 12 months for shareholder ratification after adoption, vote for the proposal, but add the caveat that a vote within 12 months would be considered sufficient implementation.

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UNITED STATES Proxy Voting Guidelines

Management Proposals to Ratify a Poison Pill

General Recommendation: Vote case-by-case on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

■	No lower than a 20 percent trigger, flip-in or flip-over;
■	A term of no more than three years;
■	No deadhand, slowhand, no-hand, or similar feature that limits the ability of a future board to redeem the pill; and
■	Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)

General Recommendation: Vote against proposals to adopt a poison pill for the stated purpose of protecting a company’s net operating losses (NOL) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.

Vote case-by-case on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

■	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);
■	The value of the NOLs;
■	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);
■	The company’s existing governance structure, including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and
■	Any other factors that may be applicable.

Proxy Voting Disclosure, Confidentiality, and Tabulation

General Recommendation: Vote case-by-case on proposals regarding proxy voting mechanics, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder rights. Specific issues covered under the policy include, but are not limited to, confidential voting of individual proxies and ballots, confidentiality of running vote tallies, and the treatment of abstentions and/or broker non-votes in the company’s vote-counting methodology.

While a variety of factors may be considered in each analysis, the guiding principles are: transparency, consistency, and fairness in the proxy voting process. The factors considered, as applicable to the proposal, may include:

■	The scope and structure of the proposal;
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UNITED STATES Proxy Voting Guidelines

■	The company’s stated confidential voting policy (or other relevant policies) and whether it ensures a “level playing field” by providing shareholder proponents with equal access to vote information prior to the annual meeting;
■	The company’s vote standard for management and shareholder proposals and whether it ensures consistency and fairness in the proxy voting process and maintains the integrity of vote results;
■	Whether the company’s disclosure regarding its vote counting method and other relevant voting policies with respect to management and shareholder proposals are consistent and clear;
■	Any recent controversies or concerns related to the company’s proxy voting mechanics;
■	Any unintended consequences resulting from implementation of the proposal; and
■	Any other factors that may be relevant.

Ratification Proposals: Management Proposals to Ratify Existing Charter or Bylaw Provisions

General Recommendation: Generally vote against management proposals to ratify provisions of the company’s existing charter or bylaws, unless these governance provisions align with best practice.

In addition, voting against/withhold from individual directors, members of the governance committee, or the full board may be warranted, considering:

■	The presence of a shareholder proposal addressing the same issue on the same ballot;
■	The board’s rationale for seeking ratification;
■	Disclosure of actions to be taken by the board should the ratification proposal fail;
■	Disclosure of shareholder engagement regarding the board’s ratification request;
■	The level of impairment to shareholders’ rights caused by the existing provision;
■	The history of management and shareholder proposals on the provision at the company’s past meetings;
■	Whether the current provision was adopted in response to the shareholder proposal;
■	The company’s ownership structure; and
■	Previous use of ratification proposals to exclude shareholder proposals.

Reimbursing Proxy Solicitation Expenses

General Recommendation: Vote case-by-case on proposals to reimburse proxy solicitation expenses.

When voting in conjunction with support of a dissident slate, vote for the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote for shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

■	The election of fewer than 50 percent of the directors to be elected is contested in the election;
■	One or more of the dissident’s candidates is elected;
■	Shareholders are not permitted to cumulate their votes for directors; and
■	The election occurred, and the expenses were incurred, after the adoption of this bylaw.
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UNITED STATES Proxy Voting Guidelines

Reincorporation Proposals

General Recommendation: Management or shareholder proposals to change a company’s state of incorporation should be evaluated case-by-case, giving consideration to both financial and corporate governance concerns including the following:

■	Reasons for reincorporation;
■	Comparison of company’s governance practices and provisions prior to and following the reincorporation; and
■	Comparison of corporation laws of original state and destination state.

Vote for reincorporation when the economic factors outweigh any neutral or negative governance changes.

Shareholder Ability to Act by Written Consent

General Recommendation: Generally vote against management and shareholder proposals to restrict or prohibit shareholders’ ability to act by written consent.

Generally vote for management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

■	Shareholders’ current right to act by written consent;
■	The consent threshold;
■	The inclusion of exclusionary or prohibitive language;
■	Investor ownership structure; and
■	Shareholder support of, and management’s response to, previous shareholder proposals.

Vote case-by-case on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:

■	An unfettered[14] right for shareholders to call special meetings at a 10 percent threshold;
■	A majority vote standard in uncontested director elections;
■	No non-shareholder-approved pill; and
■	An annually elected board.

Shareholder Ability to Call Special Meetings

General Recommendation: Vote against management or shareholder proposals to restrict or prohibit shareholders’ ability to call special meetings.

Generally vote for management or shareholder proposals that provide shareholders with the ability to call special meetings taking into account the following factors:

■	Shareholders’ current right to call special meetings;

[14]	“Unfettered” means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.
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■	Minimum ownership threshold necessary to call special meetings (10 percent preferred);
■	The inclusion of exclusionary or prohibitive language;
■	Investor ownership structure; and
■	Shareholder support of, and management’s response to, previous shareholder proposals.

Stakeholder Provisions

General Recommendation: Vote against proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

State Antitakeover Statutes

General Recommendation: Vote case-by-case on proposals to opt in or out of state takeover statutes (including fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, and anti-greenmail provisions).

Supermajority Vote Requirements

General Recommendation: Vote against proposals to require a supermajority shareholder vote.

Vote for management or shareholder proposals to reduce supermajority vote requirements. However, for companies with shareholder(s) who have significant ownership levels, vote case-by-case, taking into account:

■	Ownership structure;
■	Quorum requirements; and
■	Vote requirements.

Virtual Shareholder Meetings

General Recommendation: Generally vote for management proposals allowing for the convening of shareholder meetings by electronic means, so long as they do not preclude in-person meetings. Companies are encouraged to disclose the circumstances under which virtual-only15 meetings would be held, and to allow for comparable rights and opportunities for shareholders to participate electronically as they would have during an in-person meeting.

Vote case-by-case on shareholder proposals concerning virtual-only meetings, considering:

■	Scope and rationale of the proposal; and
■	Concerns identified with the company’s prior meeting practices.

[15]	Virtual-only shareholder meeting” refers to a meeting of shareholders that is held exclusively using technology without a corresponding in-person meeting.
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4.	Capital/Restructuring

Capital

Adjustments to Par Value of Common Stock

General Recommendation: Vote for management proposals to reduce the par value of common stock unless the action is being taken to facilitate an anti-takeover device or some other negative corporate governance action.

Vote for management proposals to eliminate par value.

Common Stock Authorization

General Authorization Requests

General Recommendation: Vote case-by-case on proposals to increase the number of authorized shares of common stock that are to be used for general corporate purposes:

■	If share usage (outstanding plus reserved) is less than 50% of the current authorized shares, vote for an increase of up to 50% of current authorized share;
■	If share usage is 50% to 100% of the current authorized, vote for an increase of up to 100% of current authorized shares;
■	If share usage is greater than current authorized shares, vote for an increase of up to the current share usage; or
■	In the case of a stock split, the allowable increase is calculated (per above) based on the post-split adjusted authorization.

Generally vote against proposed increases, even if within the above ratios, if the proposal or the company’s prior or ongoing use of authorized shares is problematic, including, but not limited to:

■	The proposal seeks to increase the number of authorized shares of the class of common stock that has superior voting rights to other share classes;
■	On the same ballot is a proposal for a reverse split for which support is warranted despite the fact that it would result in an excessive increase in the share authorization;
■	The company has a non-shareholder approved poison pill (including an NOL pill); or
■	The company has previous sizeable placements (within the past 3 years) of stock with insiders at prices substantially below market value, or with problematic voting rights, without shareholder approval.

However, generally vote for proposed increases beyond the above ratios or problematic situations when there is disclosure of specific and severe risks to shareholders of not approving the request, such as:

■	In, or subsequent to, the company’s most recent 10-K filing, the company discloses that there is substantial doubt about its ability to continue as a going concern;
■	The company states that there is a risk of imminent bankruptcy or imminent liquidation if shareholders do not approve the increase in authorized capital; or
■	A government body has in the past year required the company to increase its capital ratios.
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For companies incorporated in states that allow increases in authorized capital without shareholder approval, generally vote withhold or against all nominees if a unilateral capital authorization increase does not conform to the above policies.

Specific Authorization Requests

General Recommendation: Generally vote for proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with transaction(s) (such as acquisitions, SPAC transactions, private placements, or similar transactions) on the same ballot, or disclosed in the proxy statement, that warrant support. For such transactions, the allowable increase will be the greater of:

■	twice the amount needed to support the transactions on the ballot, and
■	the allowable increase as calculated for general issuances above.

Dual Class Structure

General Recommendation: Generally vote against proposals to create a new class of common stock unless:

■	The company discloses a compelling rationale for the dual-class capital structure, such as:
■	The company’s auditor has concluded that there is substantial doubt about the company’s ability to continue as a going concern; or
■	The new class of shares will be transitory;
■	The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; and
■	The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.

Issue Stock for Use with Rights Plan

General Recommendation: Vote against proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder-approved shareholder rights plan (poison pill).

Preemptive Rights

General Recommendation: Vote case-by-case on shareholder proposals that seek preemptive rights, taking into consideration:

■	The size of the company;
■	The shareholder base; and
■	The liquidity of the stock.
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Preferred Stock Authorization

General Authorization Requests

General Recommendation: Vote case-by-case on proposals to increase the number of authorized shares of preferred stock that are to be used for general corporate purposes:

■	If share usage (outstanding plus reserved) is less than 50% of the current authorized shares, vote for an increase of up to 50% of current authorized shares;
■	If share usage is 50% to 100% of the current authorized, vote for an increase of up to 100% of current authorized shares;
■	If share usage is greater than current authorized shares, vote for an increase of up to the current share usage.
■	In the case of a stock split, the allowable increase is calculated (per above) based on the post-split adjusted authorization; or
■	If no preferred shares are currently issued and outstanding, vote against the request, unless the company discloses a specific use for the shares.

Generally vote against proposed increases, even if within the above ratios, if the proposal or the company’s prior or ongoing use of authorized shares is problematic, including, but not limited to:

■	If the shares requested are blank check preferred shares that can be used for antitakeover purposes;[16]
■	The company seeks to increase a class of non-convertible preferred shares entitled to more than one vote per share on matters that do not solely affect the rights of preferred stockholders “supervoting shares”);
■	The company seeks to increase a class of convertible preferred shares entitled to a number of votes greater than the number of common shares into which they are convertible (“supervoting shares”) on matters that do not solely affect the rights of preferred stockholders;
■	The stated intent of the increase in the general authorization is to allow the company to increase an existing designated class of supervoting preferred shares;
■	On the same ballot is a proposal for a reverse split for which support is warranted despite the fact that it would result in an excessive increase in the share authorization;
■	The company has a non-shareholder approved poison pill (including an NOL pill); and
■	The company has previous sizeable placements (within the past 3 years) of stock with insiders at prices substantially below market value, or with problematic voting rights, without shareholder approval.

However, generally vote for proposed increases beyond the above ratios or problematic situations when there is disclosure of specific and severe risks to shareholders of not approving the request, such as:

■	In, or subsequent to, the company’s most recent 10-K filing, the company discloses that there is substantial doubt about its ability to continue as a going concern;
■	The company states that there is a risk of imminent bankruptcy or imminent liquidation if shareholders do not approve the increase in authorized capital; or
■	A government body has in the past year required the company to increase its capital ratios.

For companies incorporated in states that allow increases in authorized capital without shareholder approval, generally vote withhold or against all nominees if a unilateral capital authorization increase does not conform to the above policies.

[16]	To be acceptable, appropriate disclosure would be needed that the shares are “declawed”: i.e., representation by the board that it will not, without prior stockholder approval, issue or use the preferred stock for any defensive or anti-takeover purpose or for the purpose of implementing any stockholder rights plan.
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Specific Authorization Requests

General Recommendation: Generally vote for proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with transaction(s) (such as acquisitions, SPAC transactions, private placements, or similar transactions) on the same ballot, or disclosed in the proxy statement, that warrant support. For such transactions, the allowable increase will be the greater of:

■	twice the amount needed to support the transactions on the ballot, and
■	the allowable increase as calculated for general issuances above.

Recapitalization Plans

General Recommendation: Vote case-by-case on recapitalizations (reclassifications of securities), taking into account the following:

■	More simplified capital structure;
■	Enhanced liquidity;
■	Fairness of conversion terms;
■	Impact on voting power and dividends;
■	Reasons for the reclassification;
■	Conflicts of interest; and
■	Other alternatives considered.

Reverse Stock Splits

General Recommendation: Vote for management proposals to implement a reverse stock split if:

■	The number of authorized shares will be proportionately reduced; or
■	The effective increase in authorized shares is equal to or less than the allowable increase calculated in accordance with ISS’ Common Stock Authorization policy.

Vote case-by-case on proposals that do not meet either of the above conditions, taking into consideration the following factors:

■	Stock exchange notification to the company of a potential delisting;
■	Disclosure of substantial doubt about the company’s ability to continue as a going concern without additional financing;
■	The company’s rationale; or
■	Other factors as applicable.

Share Issuance Mandates at U.S. Domestic Issuers Incorporated Outside the U.S.

General Recommendation: For U.S. domestic issuers incorporated outside the U.S. and listed solely on a U.S. exchange, generally vote for resolutions to authorize the issuance of common shares up to 20 percent of currently issued common share capital, where not tied to a specific transaction or financing proposal.

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For pre-revenue or other early-stage companies that are heavily reliant on periodic equity financing, generally vote for resolutions to authorize the issuance of common shares up to 50 percent of currently issued common share capital. The burden of proof will be on the company to establish that it has a need for the higher limit.

Renewal of such mandates should be sought at each year’s annual meeting.

Vote case-by-case on share issuances for a specific transaction or financing proposal.

Share Repurchase Programs

General Recommendation: For U.S.-incorporated companies, and foreign-incorporated U.S. Domestic Issuers that are traded solely on U.S. exchanges, vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms, or to grant the board authority to conduct open- market repurchases, in the absence of company-specific concerns regarding:

■	Greenmail;
■	The use of buybacks to inappropriately manipulate incentive compensation metrics;
■	Threats to the company’s long-term viability; or
■	Other company-specific factors as warranted.

Vote case-by-case on proposals to repurchase shares directly from specified shareholders, balancing the stated rationale against the possibility for the repurchase authority to be misused, such as to repurchase shares from insiders at a premium to market price.

Share Repurchase Programs Shareholder Proposals

General Recommendation: Generally vote against shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote for the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.

Stock Distributions: Splits and Dividends

General Recommendation: Generally vote for management proposals to increase the common share authorization for stock split or stock dividend, provided that the effective increase in authorized shares is equal to or is less than the allowable increase calculated in accordance with ISS’ Common Stock Authorization policy.

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Tracking Stock

General Recommendation: Vote case-by-case on the creation of tracking stock, weighing the strategic value of the transaction against such factors as:

■	Adverse governance changes;
■	Excessive increases in authorized capital stock;
■	Unfair method of distribution;
■	Diminution of voting rights;
■	Adverse conversion features;
■	Negative impact on stock option plans; and
■	Alternatives such as spin-off.

Restructuring

Appraisal Rights

General Recommendation: Vote for proposals to restore or provide shareholders with rights of appraisal.

Asset Purchases

General Recommendation: Vote case-by-case on asset purchase proposals, considering the following factors:

■	Purchase price;
■	Fairness opinion;
■	Financial and strategic benefits;
■	How the deal was negotiated;
■	Conflicts of interest;
■	Other alternatives for the business; and
■	Non-completion risk.

Asset Sales

General Recommendation: Vote case-by-case on asset sales, considering the following factors:

■	Impact on the balance sheet/working capital;
■	Potential elimination of diseconomies;
■	Anticipated financial and operating benefits;
■	Anticipated use of funds;
■	Value received for the asset;
■	Fairness opinion;
■	How the deal was negotiated; and
■	Conflicts of interest.

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Bundled Proposals

General Recommendation: Vote case-by-case on bundled or “conditional” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Conversion of Securities

General Recommendation: Vote case-by-case on proposals regarding conversion of securities. When evaluating these proposals, the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Vote for the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans

General Recommendation: Vote case-by-case on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, after evaluating:

■	Dilution to existing shareholders’ positions;
■	Terms of the offer - discount/premium in purchase price to investor, including any fairness opinion; termination penalties; exit strategy;
■	Financial issues - company’s financial situation; degree of need for capital; use of proceeds; effect of the financing on the company’s cost of capital;
■	Management’s efforts to pursue other alternatives;
■	Control issues - change in management; change in control, guaranteed board and committee seats; standstill provisions; voting agreements; veto power over certain corporate actions; and
■	Conflict of interest - arm’s length transaction, managerial incentives.

Vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Formation of Holding Company

General Recommendation: Vote case-by-case on proposals regarding the formation of a holding company, taking into consideration the following:

■	The reasons for the change;
■	Any financial or tax benefits;
■	Regulatory benefits;
■	Increases in capital structure; and
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■	Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend for the transaction, vote against the formation of a holding company if the transaction would include either of the following:

■	Increases in common or preferred stock in excess of the allowable maximum (see discussion under “Capital”); or

■	Adverse changes in shareholder rights.

Going Private and Going Dark Transactions (LBOs and Minority Squeeze- outs)

General Recommendation: Vote case-by-case on going private transactions, taking into account the following:

■	Offer price/premium;
■	Fairness opinion;
■	How the deal was negotiated;
■	Conflicts of interest;
■	Other alternatives/offers considered; and
■	Non-completion risk.

Vote case-by-case on going dark transactions, determining whether the transaction enhances shareholder value by taking into consideration:

■	Whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock); and
■	Balanced interests of continuing vs. cashed-out shareholders, taking into account the following:
■	Are all shareholders able to participate in the transaction?
■	Will there be a liquid market for remaining shareholders following the transaction?
■	Does the company have strong corporate governance?
■	Will insiders reap the gains of control following the proposed transaction? and
■	Does the state of incorporation have laws requiring continued reporting that may benefit shareholders?

Joint Ventures

General Recommendation: Vote case-by-case on proposals to form joint ventures, taking into account the following:

■	Percentage of assets/business contributed;
■	Percentage ownership;
■	Financial and strategic benefits;
■	Governance structure;
■	Conflicts of interest;
■	Other alternatives; and
■	Non-completion risk.
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Liquidations

General Recommendation: Vote case-by-case on liquidations, taking into account the following:

■	Management’s efforts to pursue other alternatives;
■	Appraisal value of assets; and
■	The compensation plan for executives managing the liquidation.

Vote for the liquidation if the company will file for bankruptcy if the proposal is not approved.

Mergers and Acquisitions

General Recommendation: Vote case-by-case on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

■	Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction, and strategic rationale.
■	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.
■	Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.
■	Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.
■	Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the “ISS Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.
■	Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Private Placements/Warrants/Convertible Debentures

General Recommendation: Vote case-by-case on proposals regarding private placements, warrants, and convertible debentures taking into consideration:

■	Dilution to existing shareholders’ position: The amount and timing of shareholder ownership dilution should be weighed against the needs and proposed shareholder benefits of the capital infusion. Although newly issued common stock, absent preemptive rights, is typically dilutive to existing shareholders, share price appreciation is often the necessary event to trigger the exercise of “out of the money” warrants and convertible debt. In these instances from a value standpoint, the negative impact of dilution is mitigated by the increase in the company’s stock price that must occur to trigger the dilutive event.
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■	Terms of the offer (discount/premium in purchase price to investor, including any fairness opinion, conversion features, termination penalties, exit strategy):

■	The terms of the offer should be weighed against the alternatives of the company and in light of company’s financial condition. Ideally, the conversion price for convertible debt and the exercise price for warrants should be at a premium to the then prevailing stock price at the time of private placement.

■	When evaluating the magnitude of a private placement discount or premium, consider factors that influence the discount or premium, such as, liquidity, due diligence costs, control and monitoring costs, capital scarcity, information asymmetry, and anticipation of future performance.

■	Financial issues:
■	The company’s financial condition;
■	Degree of need for capital;
■	Use of proceeds;
■	Effect of the financing on the company’s cost of capital;
■	Current and proposed cash burn rate; and
■	Going concern viability and the state of the capital and credit markets.

■	Management’s efforts to pursue alternatives and whether the company engaged in a process to evaluate alternatives: A fair, unconstrained process helps to ensure the best price for shareholders. Financing alternatives can include joint ventures, partnership, merger, or sale of part or all of the company.

■	Control issues:
■	Change in management;
■	Change in control;
■	Guaranteed board and committee seats;
■	Standstill provisions;
■	Voting agreements;
■	Veto power over certain corporate actions; and
■	Minority versus majority ownership and corresponding minority discount or majority control premium.

■	Conflicts of interest:
■	Conflicts of interest should be viewed from the perspective of the company and the investor; and
■	Were the terms of the transaction negotiated at arm’s length? Are managerial incentives aligned with shareholder interests?

■	Market reaction:
■	The market’s response to the proposed deal. A negative market reaction is a cause for concern. Market reaction may be addressed by analyzing the one-day impact on the unaffected stock price.

Vote for the private placement, or for the issuance of warrants and/or convertible debentures in a private placement, if it is expected that the company will file for bankruptcy if the transaction is not approved.

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Reorganization/Restructuring Plan (Bankruptcy)

General Recommendation: Vote case-by-case on proposals to common shareholders on bankruptcy plans of reorganization, considering the following factors including, but not limited to:

■	Estimated value and financial prospects of the reorganized company;
■	Percentage ownership of current shareholders in the reorganized company;
■	Whether shareholders are adequately represented in the reorganization process (particularly through the existence of an Official Equity Committee);
■	The cause(s) of the bankruptcy filing, and the extent to which the plan of reorganization addresses the cause(s);
■	Existence of a superior alternative to the plan of reorganization; and
■	Governance of the reorganized company.

Special Purpose Acquisition Corporations (SPACs)

General Recommendation: Vote case-by-case on SPAC mergers and acquisitions taking into account the following:

■	Valuation - Is the value being paid by the SPAC reasonable? SPACs generally lack an independent fairness opinion and the financials on the target may be limited. Compare the conversion price with the intrinsic value of the target company provided in the fairness opinion. Also, evaluate the proportionate value of the combined entity attributable to the SPAC IPO shareholders versus the pre-merger value of SPAC. Additionally, a private company discount may be applied to the target if it is a private entity.
■	Market reaction - How has the market responded to the proposed deal? A negative market reaction may be a cause for concern. Market reaction may be addressed by analyzing the one-day impact on the unaffected stock price.
■	Deal timing - A main driver for most transactions is that the SPAC charter typically requires the deal to be complete within 18 to 24 months, or the SPAC is to be liquidated. Evaluate the valuation, market reaction, and potential conflicts of interest for deals that are announced close to the liquidation date.
■	Negotiations and process - What was the process undertaken to identify potential target companies within specified industry or location specified in charter? Consider the background of the sponsors.
■	Conflicts of interest - How are sponsors benefiting from the transaction compared to IPO shareholders? Potential conflicts could arise if a fairness opinion is issued by the insiders to qualify the deal rather than a third party or if management is encouraged to pay a higher price for the target because of an 80 percent rule (the charter requires that the fair market value of the target is at least equal to 80 percent of net assets of the SPAC). Also, there may be sense of urgency by the management team of the SPAC to close the deal since its charter typically requires a transaction to be completed within the 18-24-month timeframe.
■	Voting agreements - Are the sponsors entering into enter into any voting agreements/tender offers with shareholders who are likely to vote against the proposed merger or exercise conversion rights?
■	Governance - What is the impact of having the SPAC CEO or founder on key committees following the proposed merger?

Special Purpose Acquisition Corporations (SPACs) - Proposals for Extensions

The main purpose of SPACs is to identify and acquire a viable target within a specified timeframe, and failure to achieve this objective within the allotted time calls into question management’s ability to execute its primary objective. The end of that timeframe is generally referred to as the termination date.

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General Recommendation: Generally support requests to extend the termination date by up to one year from the SPAC’s original termination date (inclusive of any built-in extension options, and accounting for prior extension requests).

Other factors that may be considered include: any added incentives, business combination status, other amendment terms, and, if applicable, use of money in the trust fund to pay excise taxes on redeemed shares.

Spin-offs

General Recommendation: Vote case-by-case on spin-offs, considering:

■	Tax and regulatory advantages;
■	Planned use of the sale proceeds;
■	Valuation of spinoff;
■	Fairness opinion;
■	Benefits to the parent company;
■	Conflicts of interest;
■	Managerial incentives;
■	Corporate governance changes; and
■	Changes in the capital structure.

Value Maximization Shareholder Proposals

General Recommendation: Vote case-by-case on shareholder proposals seeking to maximize shareholder value by:

■	Hiring a financial advisor to explore strategic alternatives;
■	Selling the company; or
■	Liquidating the company and distributing the proceeds to shareholders.

These proposals should be evaluated based on the following factors:

■	Prolonged poor performance with no turnaround in sight;
■	Signs of entrenched board and management (such as the adoption of takeover defenses);
■	Strategic plan in place for improving value;
■	Likelihood of receiving reasonable value in a sale or dissolution; and
■	The company actively exploring its strategic options, including retaining a financial advisor.
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5.	Compensation

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.	Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;
2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;
3.	Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);
4.	Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly; and
5.	Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors is reasonable and does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation—Management Proposals (Say- on-Pay)

General Recommendation: Vote case-by-case on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Vote against Advisory Votes on Executive Compensation (Say-on-Pay or “SOP”) if:

■	There is an unmitigated misalignment between CEO pay and company performance (pay for performance);
■	The company maintains significant problematic pay practices; or
■	The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote against or withhold from the members of the Compensation Committee and potentially the full board if:

■	There is no SOP on the ballot, and an against vote on an SOP would otherwise be warranted due to pay-for- performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;
■	The board fails to respond adequately to a previous SOP proposal that received less than 70 percent support of votes cast;
■	The company has recently practiced or approved problematic pay practices, such as option repricing or option backdating; or
■	The situation is egregious.
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Primary Evaluation Factors for Executive Pay

Pay-for-Performance Evaluation

ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the S&P1500, Russell 3000, or Russell 3000E Indices17, this analysis considers the following:

1.	Peer Group[18] Alignment:

■	The degree of alignment between the company’s annualized TSR rank and the CEO’s annualized total pay rank within a peer group, each measured over a three-year period.
■	The rankings of CEO total pay and company financial performance within a peer group, each measured over a three-year period.
■	The multiple of the CEO’s total pay relative to the peer group median in the most recent fiscal year.

2.	Absolute Alignment[19] – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of companies outside the Russell indices, a misalignment between pay and performance is otherwise suggested, our analysis may include any of the following qualitative factors, as relevant to an evaluation of how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:

■	The ratio of performance- to time-based incentive awards;
■	The overall ratio of performance-based compensation to fixed or discretionary pay;
■	The rigor of performance goals;
■	The complexity and risks around pay program design;
■	The transparency and clarity of disclosure;
■	The company’s peer group benchmarking practices;
■	Financial/operational results, both absolute and relative to peers;
■	Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi-annual awards);
■	Realizable pay[20] compared to grant pay; and
■	Any other factors deemed relevant.

[17]	The Russell 3000E Index includes approximately 4,000 of the largest U.S. equity securities.
[18]	The revised peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for certain financial firms), GICS industry group, and company’s selected peers’ GICS industry group, with size constraints, via a process designed to select peers that are comparable to the subject company in terms of revenue/assets and industry, and also within a market-cap bucket that is reflective of the company’s market cap. For Oil, Gas & Consumable Fuels companies, market cap is the only size determinant.
[19]	Only Russell 3000 Index companies are subject to the Absolute Alignment analysis.
[20]	ISS research reports include realizable pay for S&P1500 companies.
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Problematic Pay Practices

Problematic pay elements are generally evaluated case-by-case considering the context of a company’s overall pay program and demonstrated pay-for-performance philosophy. The focus is on executive compensation practices that contravene the global pay principles, including:

■	Problematic practices related to non-performance-based compensation elements;
■	Incentives that may motivate excessive risk-taking or present a windfall risk; and
■	Pay decisions that circumvent pay-for-performance, such as options backdating or waiving performance requirements.

The list of examples below highlights certain problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

■	Repricing or replacing of underwater stock options/SARs without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);
■	Extraordinary perquisites or tax gross-ups;
■	New or materially amended agreements that provide for:
■	Excessive termination or CIC severance payments (generally exceeding 3 times base salary and average/target/most recent bonus);
■	CIC severance payments without involuntary job loss or substantial diminution of duties (“single” or “modified single” triggers) or in connection with a problematic Good Reason definition;
■	CIC excise tax gross-up entitlements (including “modified” gross-ups); and/or
■	Multi-year guaranteed awards that are not at risk due to rigorous performance conditions;
■	Liberal CIC definition combined with any single-trigger CIC benefits;
■	Insufficient executive compensation disclosure by externally-managed issuers (EMIs) such that a reasonable assessment of pay programs and practices applicable to the EMI’s executives is not possible;
■	Severance payments made when the termination is not clearly disclosed as involuntary (for example, a termination without cause or resignation for good reason); and/or
■	Any other provision or practice deemed to be egregious and present a significant risk to investors.

The above examples are not an exhaustive list. Please refer to ISS’ U.S. Compensation Policies FAQ document for additional detail on specific pay practices that have been identified as problematic and may lead to negative vote recommendations.

Options Backdating

The following factors should be examined case-by-case to allow for distinctions to be made between “sloppy” plan administration versus deliberate action or fraud:

■	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;
■	Duration of options backdating;
■	Size of restatement due to options backdating;
■	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and
■	Adoption of a grant policy that prohibits backdating and creates a fixed grant schedule or window period for equity grants in the future.
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UNITED STATES Proxy Voting Guidelines

Compensation Committee Communications and Responsiveness

Consider the following factors case-by-case when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:

■	Failure to respond to majority-supported shareholder proposals on executive pay topics; or
■	Failure to adequately respond to the company’s previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:
■	Disclosure of engagement efforts with major institutional investors, including the frequency and timing of engagements and the company participants (including whether independent directors participated);
■	Disclosure of the specific concerns voiced by dissenting shareholders that led to the say-on-pay opposition;
■	Disclosure of specific and meaningful actions taken to address shareholders’ concerns;
■	Other recent compensation actions taken by the company;
■	Whether the issues raised are recurring or isolated;
■	The company’s ownership structure; and
■	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Frequency of Advisory Vote on Executive Compensation (“Say When on Pay”)

General Recommendation: Vote for annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies’ executive pay programs.

Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale

General Recommendation: Vote case-by-case on say on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with named executive officers but also considering new or extended arrangements.

Features that may result in an “against” recommendation include one or more of the following, depending on the number, magnitude, and/or timing of issue(s):

■	Single- or modified-single-trigger cash severance;
■	Single-trigger acceleration of unvested equity awards;
■	Full acceleration of equity awards granted shortly before the change in control;
■	Acceleration of performance awards above the target level of performance without compelling rationale;
■	Excessive cash severance (generally >3x base salary and bonus);
■	Excise tax gross-ups triggered and payable;
■	Excessive golden parachute payments (on an absolute basis or as a percentage of transaction equity value); or
■	Recent amendments that incorporate any problematic features (such as those above) or recent actions (such as extraordinary equity grants) that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders; or
■	The company’s assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.
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Recent amendment(s) that incorporate problematic features will tend to carry more weight on the overall analysis. However, the presence of multiple legacy problematic features will also be closely scrutinized.

In cases where the golden parachute vote is incorporated into a company’s advisory vote on compensation (management say-on-pay), ISS will evaluate the say-on-pay proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

Equity-Based and Other Incentive Plans

Please refer to ISS’ U.S. Equity Compensation Plans FAQ document for additional details on the Equity Plan Scorecard policy.

General Recommendation: Vote case-by-case on certain equity-based compensation plans21 depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated using an “Equity Plan Scorecard” (EPSC) approach with three pillars:

■	Plan Cost: The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:
■	SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and
■	SVT based only on new shares requested plus shares remaining for future grants.

■	Plan Features:
■	Quality of disclosure around vesting upon a change in control (CIC);
■	Discretionary vesting authority;
■	Liberal share recycling on various award types;
■	Lack of minimum vesting period for grants made under the plan; and
■	Dividends payable prior to award vesting.

■	Grant Practices:
■	The company’s three-year burn rate relative to its industry/market cap peers;
■	Vesting requirements in CEO’s recent equity grants (3-year look-back);
■	The estimated duration of the plan (based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years);
■	The proportion of the CEO’s most recent equity grants/awards subject to performance conditions;
■	Whether the company maintains a sufficient claw-back policy; and
■	Whether the company maintains sufficient post-exercise/vesting share-holding requirements.

Generally vote against the plan proposal if the combination of above factors indicates that the plan is not, overall, in shareholders’ interests, or if any of the following egregious factors (“overriding factors”) apply:

■	Awards may vest in connection with a liberal change-of-control definition;
■	The plan would permit repricing or cash buyout of underwater options without shareholder approval (either by expressly permitting it – for NYSE and Nasdaq listed companies – or by not prohibiting it when the company has a history of repricing – for non-listed companies);

[21]	Proposals evaluated under the EPSC policy generally include those to approve or amend (1) stock option plans for employees and/or employees and directors, (2) restricted stock plans for employees and/or employees and directors, and (3) omnibus stock incentive plans for employees and/or employees and directors; amended plans will be further evaluated case-by-case.
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■	The plan is a vehicle for problematic pay practices or a significant pay-for-performance disconnect under certain circumstances;
■	The plan is excessively dilutive to shareholders’ holdings;
■	The plan contains an evergreen (automatic share replenishment) feature; or
■	Any other plan features are determined to have a significant negative impact on shareholder interests.

Further Information on certain EPSC Factors:

Shareholder Value Transfer (SVT)

The cost of the equity plans is expressed as Shareholder Value Transfer (SVT), which is measured using a binomial option pricing model that assesses the amount of shareholders’ equity flowing out of the company to employees and directors. SVT is expressed as both a dollar amount and as a percentage of market value, and includes the new shares proposed, shares available under existing plans, and shares granted but unexercised (using two measures, in the case of plans subject to the Equity Plan Scorecard evaluation, as noted above). All award types are valued.

For omnibus plans, unless limitations are placed on the most expensive types of awards (for example, full-value awards), the assumption is made that all awards to be granted will be the most expensive types.

For proposals that are not subject to the Equity Plan Scorecard evaluation, Shareholder Value Transfer is reasonable if it falls below a company-specific benchmark. The benchmark is determined as follows: The top quartile performers in each industry group (using the Global Industry Classification Standard: GICS) are identified. Benchmark SVT levels for each industry are established based on these top performers’ historic SVT. Regression analyses are run on each industry group to identify the variables most strongly correlated to SVT. The benchmark industry SVT level is then adjusted upwards or downwards for the specific company by plugging the company- specific performance measures, size, and cash compensation into the industry cap equations to arrive at the company’s benchmark.22

Three-Year Value-Adjusted Burn Rate

A “Value-Adjusted Burn Rate” is used for stock plan evaluations. Value-Adjusted Burn Rate benchmarks are calculated as the greater of: (1) an industry-specific threshold based on three-year burn rates within the company’s GICS group segmented by S&P 500, Russell 3000 index (less the S&P 500) and non-Russell 3000 index; and (2) a de minimis threshold established separately for each of the S&P 500, the Russell 3000 index less the S&P 500, and the non-Russell 3000 index. Year-over-year burn-rate benchmark changes will be limited to a predetermined range above or below the prior year’s burn-rate benchmark.

The Value-Adjusted Burn Rate is calculated as follows:

Value-Adjusted Burn Rate = ((# of options * option’s dollar value using a Black-Scholes model) + (# of full-value awards * stock price)) / (Weighted average common shares * stock price).

[22]	For plans evaluated under the Equity Plan Scorecard policy, the company’s SVT benchmark is considered along with other factors.
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Egregious Factors

Liberal Change in Control Definition

Generally vote against equity plans if the plan has a liberal definition of change in control and the equity awards could vest upon such liberal definition of change in control, even though an actual change in control may not occur. Examples of such a definition include, but are not limited to, announcement or commencement of a tender offer, provisions for acceleration upon a “potential” takeover, shareholder approval of a merger or other transactions, or similar language.

Repricing Provisions

Vote against plans that expressly permit the repricing or exchange of underwater stock options/stock appreciate rights (SARs) without prior shareholder approval. “Repricing” typically includes the ability to do any of the following:

■	Amend the terms of outstanding options or SARs to reduce the exercise price of such outstanding options or SARs;
■	Cancel outstanding options or SARs in exchange for options or SARs with an exercise price that is less than the exercise price of the original options or SARs;
■	Cancel underwater options in exchange for stock awards; or
■	Provide cash buyouts of underwater options.

While the above cover most types of repricing, ISS may view other provisions as akin to repricing depending on the facts and circumstances.

Also, vote against or withhold from members of the Compensation Committee who approved repricing (as defined above or otherwise determined by ISS), without prior shareholder approval, even if such repricings are allowed in their equity plan.

Vote against plans that do not expressly prohibit repricing or cash buyout of underwater options without shareholder approval if the company has a history of repricing/buyouts without shareholder approval, and the applicable listing standards would not preclude them from doing so.

Problematic Pay Practices or Significant Pay-for-Performance Disconnect

If the equity plan on the ballot is a vehicle for problematic pay practices, vote against the plan.

ISS may recommend a vote against the equity plan if the plan is determined to be a vehicle for pay-for- performance misalignment. Considerations in voting against the equity plan may include, but are not limited to:

■	Severity of the pay-for-performance misalignment;
■	Whether problematic equity grant practices are driving the misalignment; and/or
■	Whether equity plan awards have been heavily concentrated to the CEO and/or the other NEOs.
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Amending Cash and Equity Plans (including Approval for Tax Deductibility (162(m))

General Recommendation: Vote case-by-case on amendments to cash and equity incentive plans.

Generally vote for proposals to amend executive cash, stock, or cash and stock incentive plans if the proposal:

■	Addresses administrative features only; or
■	Seeks approval for Section 162(m) purposes only, and the plan administering committee consists entirely of independent directors, per ISS’ Classification of Directors. Note that if the company is presenting the plan to shareholders for the first time for any reason (including after the company’s initial public offering), or if the proposal is bundled with other material plan amendments, then the recommendation will be case-by-case (see below).

Vote against proposals to amend executive cash, stock, or cash and stock incentive plans if the proposal:

■	Seeks approval for Section 162(m) purposes only, and the plan administering committee does not consist entirely of independent directors, per ISS’ Classification of Directors.

Vote case-by-case on all other proposals to amend cash incentive plans. This includes plans presented to shareholders for the first time after the company’s IPO and/or proposals that bundle material amendment(s) other than those for Section 162(m) purposes.

Vote case-by-case on all other proposals to amend equity incentive plans, considering the following:

■	If the proposal requests additional shares and/or the amendments include a term extension or addition of full value awards as an award type, the recommendation will be based on the Equity Plan Scorecard evaluation as well as an analysis of the overall impact of the amendments;
■	If the plan is being presented to shareholders for the first time (including after the company’s IPO), whether or not additional shares are being requested, the recommendation will be based on the Equity Plan Scorecard evaluation as well as an analysis of the overall impact of any amendments; and
■	If there is no request for additional shares and the amendments do not include a term extension or addition of full value awards as an award type, then the recommendation will be based entirely on an analysis of the overall impact of the amendments, and the EPSC evaluation will be shown only for informational purposes.

In the first two case-by-case evaluation scenarios, the EPSC evaluation/score is the more heavily weighted consideration.

Specific Treatment of Certain Award Types in Equity Plan Evaluations

Dividend Equivalent Rights

Options that have Dividend Equivalent Rights (DERs) associated with them will have a higher calculated award value than those without DERs under the binomial model, based on the value of these dividend streams. The higher value will be applied to new shares, shares available under existing plans, and shares awarded but not exercised per the plan specifications. DERS transfer more shareholder equity to employees and non-employee directors and this cost should be captured.

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Operating Partnership (OP) Units in Equity Plan Analysis of Real Estate Investment Trusts (REITs)

For Real Estate Investment Trusts (REITS), include the common shares issuable upon conversion of outstanding Operating Partnership (OP) units in the share count for the purposes of determining: (1) market capitalization in the Shareholder Value Transfer (SVT) analysis and (2) shares outstanding in the burn rate analysis.

Other Compensation Plans

401(k) Employee Benefit Plans

General Recommendation: Vote for proposals to implement a 401(k) savings plan for employees.

Employee Stock Ownership Plans (ESOPs)

General Recommendation: Vote for proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares).

Employee Stock Purchase Plans—Qualified Plans

General Recommendation: Vote case-by-case on qualified employee stock purchase plans. Vote for employee stock purchase plans where all of the following apply:

■	Purchase price is at least 85 percent of fair market value;
■	Offering period is 27 months or less; and
■	The number of shares allocated to the plan is 10 percent or less of the outstanding shares.

Vote against qualified employee stock purchase plans where when the plan features do not meet all of the above criteria.

Employee Stock Purchase Plans—Non-Qualified Plans

General Recommendation: Vote case-by-case on nonqualified employee stock purchase plans. Vote for nonqualified employee stock purchase plans with all the following features:

■	Broad-based participation;
■	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;
■	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value; and

■	No discount on the stock price on the date of purchase when there is a company matching contribution.

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Vote against nonqualified employee stock purchase plans when the plan features do not meet all of the above criteria. If the matching contribution or effective discount exceeds the above, ISS may evaluate the SVT cost of the plan as part of the assessment.

Option Exchange Programs/Repricing Options

General Recommendation: Vote case-by-case on management proposals seeking approval to exchange/reprice options taking into consideration:

■	Historic trading patterns--the stock price should not be so volatile that the options are likely to be back “in- the-money” over the near term;
■	Rationale for the re-pricing--was the stock price decline beyond management’s control?;
■	Is this a value-for-value exchange?;
■	Are surrendered stock options added back to the plan reserve?;
■	Timing--repricing should occur at least one year out from any precipitous drop in company’s stock price;
■	Option vesting--does the new option vest immediately or is there a black-out period?;
■	Term of the option--the term should remain the same as that of the replaced option;
■	Exercise price--should be set at fair market or a premium to market; and
■	Participants--executive officers and directors must be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.

In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing and warrants additional scrutiny. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote for shareholder proposals to put option repricings to a shareholder vote.

Stock Plans in Lieu of Cash

General Recommendation: Vote case-by-case on plans that provide participants with the option of taking all or a portion of their cash compensation in the form of stock.

Vote for non-employee director-only equity plans that provide a dollar-for-dollar cash-for-stock exchange.

Vote case-by-case on plans which do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation, ISS will not make any adjustments to carve out the in-lieu-of cash compensation.

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Transfer Stock Option (TSO) Programs

General Recommendation: One-time Transfers: Vote against or withhold from compensation committee members if they fail to submit one-time transfers to shareholders for approval.

Vote case-by-case on one-time transfers. Vote for if:

■	Executive officers and non-employee directors are excluded from participating;
■	Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models; and
■	There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.

Additionally, management should provide a clear explanation of why options are being transferred to a third-party institution and whether the events leading up to a decline in stock price were beyond management’s control. A review of the company’s historic stock price volatility should indicate if the options are likely to be back “in-the- money” over the near term.

Ongoing TSO program: Vote against equity plan proposals if the details of ongoing TSO programs are not provided to shareholders. Since TSOs will be one of the award types under a stock plan, the ongoing TSO program, structure, and mechanics must be disclosed to shareholders. The specific criteria to be considered in evaluating these proposals include, but not limited, to the following:

■	Eligibility;
■	Vesting;
■	Bid-price;
■	Term of options;
■	Cost of the program and impact of the TSOs on company’s total option expense; and
■	Option repricing policy.

Amendments to existing plans that allow for introduction of transferability of stock options should make clear that only options granted post-amendment shall be transferable.

Director Compensation

Shareholder Ratification of Director Pay Programs

General Recommendation: Vote case-by-case on management proposals seeking ratification of non-employee director compensation, based on the following factors:

■	If the equity plan under which non-employee director grants are made is on the ballot, whether or not it warrants support; and
■	An assessment of the following qualitative factors:
■	The relative magnitude of director compensation as compared to companies of a similar profile;
■	The presence of problematic pay practices relating to director compensation;
■	Director stock ownership guidelines and holding requirements;
■	Equity award vesting schedules;
■	The mix of cash and equity-based compensation;
■	Meaningful limits on director compensation;
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■	The availability of retirement benefits or perquisites; and
■	The quality of disclosure surrounding director compensation.

Equity Plans for Non-Employee Directors

General Recommendation: Vote case-by-case on compensation plans for non-employee directors, based on:

■	The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants;
■	The company’s three-year burn rate relative to its industry/market cap peers (in certain circumstances); and
■	The presence of any egregious plan features (such as an option repricing provision or liberal CIC vesting risk).

On occasion, non-employee director stock plans will exceed the plan cost or burn-rate benchmarks when combined with employee or executive stock plans. In such cases, vote case-by-case on the plan taking into consideration the following qualitative factors:

■	The relative magnitude of director compensation as compared to companies of a similar profile;
■	The presence of problematic pay practices relating to director compensation;
■	Director stock ownership guidelines and holding requirements;
■	Equity award vesting schedules;
■	The mix of cash and equity-based compensation;
■	Meaningful limits on director compensation;
■	The availability of retirement benefits or perquisites; and
■	The quality of disclosure surrounding director compensation.

Non-Employee Director Retirement Plans

General Recommendation: Vote against retirement plans for non-employee directors. Vote for shareholder proposals to eliminate retirement plans for non-employee directors.

Shareholder Proposals on Compensation

Bonus Banking/Bonus Banking “Plus”

General Recommendation: Vote case-by-case on proposals seeking deferral of a portion of annual bonus pay, with ultimate payout linked to sustained results for the performance metrics on which the bonus was earned (whether for the named executive officers or a wider group of employees), taking into account the following factors:

■	The company’s past practices regarding equity and cash compensation;
■	Whether the company has a holding period or stock ownership requirements in place, such as a meaningful retention ratio (at least 50 percent for full tenure); and
■	Whether the company has a rigorous claw-back policy in place.

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Compensation Consultants—Disclosure of Board or Company’s Utilization

General Recommendation: Generally vote for shareholder proposals seeking disclosure regarding the company, board, or compensation committee’s use of compensation consultants, such as company name, business relationship(s), and fees paid.

Disclosure/Setting Levels or Types of Compensation for Executives and Directors

General Recommendation: Generally vote for shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

Generally vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation (such as types of compensation elements or specific metrics) to be used for executive or directors.

Generally vote against shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Vote case-by-case on all other shareholder proposals regarding executive and director pay, taking into account relevant factors, including but not limited to: company performance, pay level and design versus peers, history of compensation concerns or pay-for-performance disconnect, and/or the scope and prescriptive nature of the proposal.

Golden Coffins/Executive Death Benefits

General Recommendation: Generally vote for proposals calling for companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.

Hold Equity Past Retirement or for a Significant Period of Time

General Recommendation: Vote case-by-case on shareholder proposals asking companies to adopt policies requiring senior executive officers to retain a portion of net shares acquired through compensation plans. The following factors will be taken into account:

■	The percentage/ratio of net shares required to be retained;
■	The time period required to retain the shares;
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■	Whether the company has equity retention, holding period, and/or stock ownership requirements in place and the robustness of such requirements;
■	Whether the company has any other policies aimed at mitigating risk taking by executives;
■	Executives’ actual stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s existing requirements; and
■	Problematic pay practices, current and past, which may demonstrate a short-term versus long-term focus.

Pay Disparity

General Recommendation: Vote case-by-case on proposals calling for an analysis of the pay disparity between corporate executives and other non-executive employees. The following factors will be considered:

■	The company’s current level of disclosure of its executive compensation setting process, including how the company considers pay disparity;
■	If any problematic pay practices or pay-for-performance concerns have been identified at the company; and
■	The level of shareholder support for the company’s pay programs.

Generally vote against proposals calling for the company to use the pay disparity analysis or pay ratio in a specific way to set or limit executive pay.

Pay for Performance/Performance-Based Awards

General Recommendation: Vote case-by-case on shareholder proposals requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps:

■	First, vote for shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options, or premium-priced options, unless the proposal is overly restrictive or if the company has demonstrated that it is using a “substantial” portion of performance-based awards for its top executives. Standard stock options and performance-accelerated awards do not meet the criteria to be considered as performance-based awards. Further, premium-priced options should have a meaningful premium to be considered performance-based awards; and

■	Second, assess the rigor of the company’s performance-based equity program. If the bar set for the performance-based program is too low based on the company’s historical or peer group comparison, generally vote for the proposal. Furthermore, if target performance results in an above target payout, vote for the shareholder proposal due to program’s poor design. If the company does not disclose the performance metric of the performance-based equity program, vote for the shareholder proposal regardless of the outcome of the first step to the test.

In general, vote for the shareholder proposal if the company does not meet both of the above two steps.

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Pay for Superior Performance

General Recommendation: Vote case-by-case on shareholder proposals that request the board establish a pay-for- superior performance standard in the company’s executive compensation plan for senior executives. These proposals generally include the following principles:

■	Set compensation targets for the plan’s annual and long-term incentive pay components at or below the peer group median;
■	Deliver a majority of the plan’s target long-term compensation through performance-vested, not simply time- vested, equity awards;
■	Provide the strategic rationale and relative weightings of the financial and non-financial performance metrics or criteria used in the annual and performance-vested long-term incentive components of the plan;
■	Establish performance targets for each plan financial metric relative to the performance of the company’s peer companies; and

■	Limit payment under the annual and performance-vested long-term incentive components of the plan to when the company’s performance on its selected financial performance metrics exceeds peer group median performance.

Consider the following factors in evaluating this proposal:

■	What aspects of the company’s annual and long-term equity incentive programs are performance driven?
■	If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?
■	Can shareholders assess the correlation between pay and performance based on the current disclosure? and
■	What type of industry and stage of business cycle does the company belong to?

Pre-Arranged Trading Plans (10b5-1 Plans)

General Recommendation: Generally vote for shareholder proposals calling for the addition of certain safeguards in prearranged trading plans (10b5-1 plans) for executives. Safeguards may include:

■	Adoption, amendment, or termination of a 10b5-1 Plan must be disclosed in a Form 8-K;
■	Amendment or early termination of a 10b5-1 Plan allowed only under extraordinary circumstances, as determined by the board;
■	Request that a certain number of days that must elapse between adoption or amendment of a 10b5-1 Plan and initial trading under the plan;
■	Reports on Form 4 must identify transactions made pursuant to a 10b5-1 Plan;
■	An executive may not trade in company stock outside the 10b5-1 Plan; and
■	Trades under a 10b5-1 Plan must be handled by a broker who does not handle other securities transactions for the executive.

Prohibit Outside CEOs from Serving on Compensation Committees

General Recommendation: Generally vote against proposals seeking a policy to prohibit any outside CEO from serving on a company’s compensation committee, unless the company has demonstrated problematic pay practices that raise concerns about the performance and composition of the committee.

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Recoupment of Incentive or Stock Compensation in Specified Circumstances

General Recommendation: Vote case-by-case on proposals to recoup incentive cash or stock compensation made to senior executives if it is later determined that the figures upon which incentive compensation is earned turn out to have been in error, or if the senior executive has breached company policy or has engaged in misconduct that may be significantly detrimental to the company’s financial position or reputation, or if the senior executive failed to manage or monitor risks that subsequently led to significant financial or reputational harm to the company. Many companies have adopted policies that permit recoupment in cases where an executive’s fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation. However, such policies may be narrow given that not all misconduct or negligence may result in significant financial restatements. Misconduct, negligence, or lack of sufficient oversight by senior executives may lead to significant financial loss or reputational damage that may have long-lasting impact.

In considering whether to support such shareholder proposals, ISS will take into consideration the following factors:

■	If the company has adopted a formal recoupment policy;
■	The rigor of the recoupment policy focusing on how and under what circumstances the company may recoup incentive or stock compensation;
■	Whether the company has chronic restatement history or material financial problems;
■	Whether the company’s policy substantially addresses the concerns raised by the proponent;
■	Disclosure of recoupment of incentive or stock compensation from senior executives or lack thereof; and
■	Any other relevant factors.

Severance and Golden Parachute Agreements

General Recommendation: Vote case-by-case on shareholder proposals requiring that executive severance (including change-in-control related) arrangements or payments be submitted for shareholder ratification.

Factors that will be considered include, but are not limited to:

■	The company’s severance or change-in-control agreements in place, and the presence of problematic features (such as excessive severance entitlements, single triggers, excise tax gross-ups, etc.);
■	Any existing limits on cash severance payouts or policies which require shareholder ratification of severance payments exceeding a certain level;
■	Any recent severance-related controversies; and
■	Whether the proposal is overly prescriptive, such as requiring shareholder approval of severance that does not exceed market norms.

Share Buyback Impact on Incentive Program Metrics

General Recommendation: Vote case-by-case on proposals requesting the company exclude the impact of share buybacks from the calculation of incentive program metrics, considering the following factors:

■	The frequency and timing of the company’s share buybacks;
■	The use of per-share metrics in incentive plans;
■	The effect of recent buybacks on incentive metric results and payouts; and
■	Whether there is any indication of metric result manipulation.

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Supplemental Executive Retirement Plans (SERPs)

General Recommendation: Generally vote for shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

Generally vote for shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary or those pay elements covered for the general employee population.

Tax Gross-Up Proposals

General Recommendation: Generally vote for proposals calling for companies to adopt a policy of not providing tax gross-up payments to executives, except in situations where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.

Termination of Employment Prior to Severance Payment/Eliminating Accelerated Vesting of Unvested Equity

General Recommendation: Vote case-by-case on shareholder proposals seeking a policy requiring termination of employment prior to severance payment and/or eliminating accelerated vesting of unvested equity.

The following factors will be considered:

■	The company’s current treatment of equity upon employment termination and/or in change-in-control situations (i.e., vesting is double triggered and/or pro rata, does it allow for the assumption of equity by acquiring company, the treatment of performance shares, etc.); and
■	Current employment agreements, including potential poor pay practices such as gross-ups embedded in those agreements.

Generally vote for proposals seeking a policy that prohibits automatic acceleration of the vesting of equity awards to senior executives upon a voluntary termination of employment or in the event of a change in control (except for pro rata vesting considering the time elapsed and attainment of any related performance goals between the award date and the change in control).

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6.	Routine/Miscellaneous

Adjourn Meeting

General Recommendation: Generally vote against proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

Vote for proposals that relate specifically to soliciting votes for a merger or transaction if supporting that merger or transaction. Vote against proposals if the wording is too vague or if the proposal includes “other business.”

Amend Quorum Requirements

General Recommendation: Vote case-by-case on proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding, taking into consideration:

■	The new quorum threshold requested;
■	The rationale presented for the reduction;
■	The market capitalization of the company (size, inclusion in indices);
■	The company’s ownership structure;
■	Previous voter turnout or attempts to achieve quorum;
■	Any provisions or commitments to restore quorum to a majority of shares outstanding, should voter turnout improve sufficiently; and
■	Other factors as appropriate.

In general, a quorum threshold kept as close to a majority of shares outstanding as is achievable is preferred.

Vote case-by-case on directors who unilaterally lower the quorum requirements below a majority of the shares outstanding, taking into consideration the factors listed above.

Amend Minor Bylaws

General Recommendation: Vote for bylaw or charter changes that are of a housekeeping nature (updates or corrections).

Change Company Name

General Recommendation: Vote for proposals to change the corporate name unless there is compelling evidence that the change would adversely impact shareholder value.

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Change Date, Time, or Location of Annual Meeting

General Recommendation: Vote for management proposals to change the date, time, or location of the annual meeting unless the proposed change is unreasonable.

Vote against shareholder proposals to change the date, time, or location of the annual meeting unless the current scheduling or location is unreasonable.

Other Business

General Recommendation: Vote against proposals to approve other business when it appears as a voting item.

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7.	Social and Environmental Issues

Global Approach – E&S Shareholder Proposals

ISS applies a common approach globally to evaluating social and environmental proposals which cover a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short or long term.

General Recommendation: Generally vote case-by-case, examining primarily whether implementation of the proposal is likely to enhance or protect shareholder value. The following factors will be considered:

■	If the issues presented in the proposal are being appropriately or effectively dealt with through legislation or government regulation;
■	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;
■	Whether the proposal’s request is unduly burdensome (scope or timeframe) or overly prescriptive;
■	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;
■	Whether there are significant controversies, fines, penalties, or litigation associated with the company’s practices related to the issue(s) raised in the proposal;
■	If the proposal requests increased disclosure or greater transparency, whether reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and
■	If the proposal requests increased disclosure or greater transparency, whether implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Endorsement of Principles

General Recommendation: Generally vote against proposals seeking a company’s endorsement of principles that support a particular public policy position. Endorsing a set of principles may require a company to take a stand on an issue that is beyond its own control and may limit its flexibility with respect to future developments.

Management and the board should be afforded the flexibility to make decisions on specific public policy positions based on their own assessment of the most beneficial strategies for the company.

Animal Welfare

Animal Welfare Policies

General Recommendation: Generally vote for proposals seeking a report on a company’s animal welfare standards, or animal welfare-related risks, unless:

■	The company has already published a set of animal welfare standards and monitors compliance;
■	The company’s standards are comparable to industry peers; and
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■	There are no recent significant fines, litigation, or controversies related to the company’s and/or its suppliers’ treatment of animals.

Animal Testing

General Recommendation: Generally vote against proposals to phase out the use of animals in product testing, unless:

■	The company is conducting animal testing programs that are unnecessary or not required by regulation;
■	The company is conducting animal testing when suitable alternatives are commonly accepted and used by industry peers; or
■	There are recent, significant fines or litigation related to the company’s treatment of animals.

Animal Slaughter

General Recommendation: Generally vote against proposals requesting the implementation of Controlled Atmosphere Killing (CAK) methods at company and/or supplier operations unless such methods are required by legislation or generally accepted as the industry standard.

Vote case-by-case on proposals requesting a report on the feasibility of implementing CAK methods at company and/or supplier operations considering the availability of existing research conducted by the company or industry groups on this topic and any fines or litigation related to current animal processing procedures at the company.

Consumer Issues

Genetically Modified Ingredients

General Recommendation: Generally vote against proposals requesting that a company voluntarily label genetically engineered (GE) ingredients in its products. The labeling of products with GE ingredients is best left to the appropriate regulatory authorities.

Vote case-by-case on proposals asking for a report on the feasibility of labeling products containing GE ingredients, taking into account:

■	The potential impact of such labeling on the company’s business;
■	The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and

■	Company’s current disclosure on the feasibility of GE product labeling.

Generally vote against proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.

Generally vote against proposals to eliminate GE ingredients from the company’s products, or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such decisions are more appropriately made by management with consideration of current regulations.

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Reports on Potentially Controversial Business/Financial Practices

General Recommendation: Vote case-by-case on requests for reports on a company’s potentially controversial business or financial practices or products, taking into account:

■	Whether the company has adequately disclosed mechanisms in place to prevent abuses;
■	Whether the company has adequately disclosed the financial risks of the products/practices in question;
■	Whether the company has been subject to violations of related laws or serious controversies; and
■	Peer companies’ policies/practices in this area.

Pharmaceutical Pricing, Access to Medicines, and Prescription Drug Reimportation

General Recommendation: Generally vote against proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing practices.

Vote case-by-case on proposals requesting that a company report on its product pricing or access to medicine policies, considering:

■	The potential for reputational, market, and regulatory risk exposure;
■	Existing disclosure of relevant policies;
■	Deviation from established industry norms;
■	Relevant company initiatives to provide research and/or products to disadvantaged consumers;
■	Whether the proposal focuses on specific products or geographic regions;
■	The potential burden and scope of the requested report; and
■	Recent significant controversies, litigation, or fines at the company.

Generally vote for proposals requesting that a company report on the financial and legal impact of its prescription drug reimportation policies unless such information is already publicly disclosed.

Generally vote against proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.

Product Safety and Toxic/Hazardous Materials

General Recommendation: Generally vote for proposals requesting that a company report on its policies, initiatives/procedures, and oversight mechanisms related to toxic/hazardous materials or product safety in its supply chain, unless:

■	The company already discloses similar information through existing reports such as a supplier code of conduct and/or a sustainability report;
■	The company has formally committed to the implementation of a toxic/hazardous materials and/or product safety and supply chain reporting and monitoring program based on industry norms or similar standards within a specified time frame; or
■	The company has not been recently involved in relevant significant controversies, fines, or litigation.

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Vote case-by-case on resolutions requesting that companies develop a feasibility assessment to phase-out of certain toxic/hazardous materials, or evaluate and disclose the potential financial and legal risks associated with utilizing certain materials, considering:

■	The company’s current level of disclosure regarding its product safety policies, initiatives, and oversight mechanisms;

■	Current regulations in the markets in which the company operates; and
■	Recent significant controversies, litigation, or fines stemming from toxic/hazardous materials at the company.

Generally vote against resolutions requiring that a company reformulate its products.

Tobacco-Related Proposals

General Recommendation: Vote case-by-case on resolutions regarding the advertisement of tobacco products, considering:

■	Recent related fines, controversies, or significant litigation;
■	Whether the company complies with relevant laws and regulations on the marketing of tobacco;
■	Whether the company’s advertising restrictions deviate from those of industry peers;
■	Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth; and
■	Whether restrictions on marketing to youth extend to foreign countries.

Vote case-by-case on proposals regarding second-hand smoke, considering;

■	Whether the company complies with all laws and regulations;
■	The degree that voluntary restrictions beyond those mandated by law might hurt the company’s competitiveness; and

■	The risk of any health-related liabilities.

Generally vote against resolutions to cease production of tobacco-related products, to avoid selling products to tobacco companies, to spin-off tobacco-related businesses, or prohibit investment in tobacco equities. Such business decisions are better left to company management or portfolio managers.

Generally vote against proposals regarding tobacco product warnings. Such decisions are better left to public health authorities.

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Climate Change

Say on Climate (SoC) Management Proposals

General Recommendation: Vote case-by-case on management proposals that request shareholders to approve the company’s climate transition action plan23, taking into account the completeness and rigor of the plan. Information that will be considered where available includes the following:

■	The extent to which the company’s climate related disclosures are in line with TCFD recommendations and meet other market standards;

■	Disclosure of its operational and supply chain GHG emissions (Scopes 1, 2, and 3);
■	The completeness and rigor of company’s short-, medium-, and long-term targets for reducing operational and supply chain GHG emissions (Scopes 1, 2, and 3 if relevant);
■	Whether the company has sought and received third-party approval that its targets are science-based;
■	Whether the company has made a commitment to be “net zero” for operational and supply chain emissions (Scopes 1, 2, and 3) by 2050;

■	Whether the company discloses a commitment to report on the implementation of its plan in subsequent years;
■	Whether the company’s climate data has received third-party assurance;
■	Disclosure of how the company’s lobbying activities and its capital expenditures align with company strategy;
■	Whether there are specific industry decarbonization challenges; and
■	The company’s related commitment, disclosure, and performance compared to its industry peers.

Say on Climate (SoC) Shareholder Proposals

General Recommendation: Vote case-by-case on shareholder proposals that request the company to disclose a report providing its GHG emissions levels and reduction targets and/or its upcoming/approved climate transition action plan and provide shareholders the opportunity to express approval or disapproval of its GHG emissions reduction plan, taking into account information such as the following:

■	The completeness and rigor of the company’s climate-related disclosure;
■	The company’s actual GHG emissions performance;
■	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to its GHG emissions; and
■	Whether the proposal’s request is unduly burdensome (scope or timeframe) or overly prescriptive.

Climate Change/Greenhouse Gas (GHG) Emissions

General Recommendation: Generally vote for resolutions requesting that a company disclose information on the financial, physical, or regulatory risks it faces related to climate change on its operations and investments or on how the company identifies, measures, and manages such risks, considering:

■	Whether the company already provides current, publicly-available information on the impact that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

[23]	Variations of this request also include climate transition related ambitions, or commitment to reporting on the implementation of a climate plan.
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■	The company’s level of disclosure compared to industry peers; and
■	Whether there are significant controversies, fines, penalties, or litigation associated with the company’s climate change-related performance.

Generally vote for proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:

■	The company already discloses current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;
■	The company’s level of disclosure is comparable to that of industry peers; or
■	There are no significant, controversies, fines, penalties, or litigation associated with the company’s GHG emissions.

Vote case-by-case on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:

■	Whether the company provides disclosure of year-over-year GHG emissions performance data;
■	Whether company disclosure lags behind industry peers;
■	The company’s actual GHG emissions performance;
■	The company’s current GHG emission policies, oversight mechanisms, and related initiatives; and
■	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions.

Energy Efficiency

General Recommendation: Generally vote for proposals requesting that a company report on its energy efficiency policies, unless:

■	The company complies with applicable energy efficiency regulations and laws, and discloses its participation in energy efficiency policies and programs, including disclosure of benchmark data, targets, and performance measures; or
■	The proponent requests adoption of specific energy efficiency goals within specific timelines.

Renewable Energy

General Recommendation: Generally vote for requests for reports on the feasibility of developing renewable energy resources unless the report would be duplicative of existing disclosure or irrelevant to the company’s line of business.

Generally vote against proposals requesting that the company invest in renewable energy resources. Such decisions are best left to management’s evaluation of the feasibility and financial impact that such programs may have on the company.

Generally vote against proposals that call for the adoption of renewable energy goals, taking into account:

■	The scope and structure of the proposal;
■	The company’s current level of disclosure on renewable energy use and GHG emissions; and
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■ The company’s disclosure of policies, practices, and oversight implemented to manage GHG emissions and mitigate climate change risks.

Diversity

Board Diversity

General Recommendation: Generally vote for requests for reports on a company’s efforts to diversify the board, unless:

■ The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; or

■ The board already reports on its nominating procedures and gender and racial minority initiatives on the board and within the company.

Vote case-by-case on proposals asking a company to increase the gender and racial minority representation on its board, taking into account:

■ The degree of existing gender and racial minority diversity on the company’s board and among its executive officers;

■ The level of gender and racial minority representation that exists at the company’s industry peers;

■ The company’s established process for addressing gender and racial minority board representation;

■ Whether the proposal includes an overly prescriptive request to amend nominating committee charter language;

■ The independence of the company’s nominating committee;

■ Whether the company uses an outside search firm to identify potential director nominees; and

■ Whether the company has had recent controversies, fines, or litigation regarding equal employment practices.

Equality of Opportunity

General Recommendation: Generally vote for proposals requesting a company disclose its diversity policies or initiatives, or proposals requesting disclosure of a company’s comprehensive workforce diversity data, including requests for EEO-1 data, unless:

■ The company publicly discloses equal opportunity policies and initiatives in a comprehensive manner;

■ The company already publicly discloses comprehensive workforce diversity data; or

■ The company has no recent significant EEO-related violations or litigation.

Generally vote against proposals seeking information on the diversity efforts of suppliers and service providers. Such requests may pose a significant burden on the company.

Gender Identity, Sexual Orientation, and Domestic Partner Benefits

General Recommendation: Generally vote for proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would be unduly burdensome.

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Generally vote against proposals to extend company benefits to, or eliminate benefits from, domestic partners. Decisions regarding benefits should be left to the discretion of the company.

Gender, Race/Ethnicity Pay Gap

General Recommendation: Vote case-by-case on requests for reports on a company’s pay data by gender or race/ ethnicity, or a report on a company’s policies and goals to reduce any gender or race/ethnicity pay gaps, taking into account:

■	The company’s current policies and disclosure related to both its diversity and inclusion policies and practices and its compensation philosophy on fair and equitable compensation practices;
■	Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to gender, race, or ethnicity pay gap issues;
■	The company’s disclosure regarding gender, race, or ethnicity pay gap policies or initiatives compared to its industry peers; and

■	Local laws regarding categorization of race and/or ethnicity and definitions of ethnic and/or racial minorities.

Racial Equity and/or Civil Rights Audit Guidelines

General Recommendation: Vote case-by-case on proposals asking a company to conduct an independent racial equity and/or civil rights audit, taking into account:

■	The company’s established process or framework for addressing racial inequity and discrimination internally;
■	Whether the company adequately discloses workforce diversity and inclusion metrics and goals;
■	Whether the company has issued a public statement related to its racial justice efforts in recent years, or has committed to internal policy review;
■	Whether the company has engaged with impacted communities, stakeholders, and civil rights experts;
■	The company’s track record in recent years of racial justice measures and outreach externally; and
■	Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to racial inequity or discrimination.

Environment and Sustainability

Facility and Workplace Safety

General Recommendation: Vote case-by-case on requests for workplace safety reports, including reports on accident risk reduction efforts, taking into account:

■	The company’s current level of disclosure of its workplace health and safety performance data, health and safety management policies, initiatives, and oversight mechanisms;

■	The nature of the company’s business, specifically regarding company and employee exposure to health and safety risks;

■	Recent significant controversies, fines, or violations related to workplace health and safety; and
■	The company’s workplace health and safety performance relative to industry peers.
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Vote case-by-case on resolutions requesting that a company report on safety and/or security risks associated with its operations and/or facilities, considering:

■	The company’s compliance with applicable regulations and guidelines;
■	The company’s current level of disclosure regarding its security and safety policies, procedures, and compliance monitoring; and

■	The existence of recent, significant violations, fines, or controversy regarding the safety and security of the company’s operations and/or facilities.

Natural Capital- Related and/or Community Impact Assessment Proposals

General Recommendation: Vote case-by-case on requests for reports on policies and/or the potential (community) social and/or environmental impact of company operations, considering:

■	Alignment of current disclosure of applicable company policies, metrics, risk assessment report(s) and risk management procedures with any relevant, broadly accepted reporting frameworks;
■	The impact of regulatory non-compliance, litigation, remediation, or reputational loss that may be associated with failure to manage the company’s operations in question, including the management of relevant community and stakeholder relations;
■	The nature, purpose, and scope of the company’s operations in the specific region(s);
■	The degree to which company policies and procedures are consistent with industry norms; and
■	The scope of the resolution.

Hydraulic Fracturing

General Recommendation: Generally vote for proposals requesting greater disclosure of a company’s (natural gas) hydraulic fracturing operations, including measures the company has taken to manage and mitigate the potential community and environmental impacts of those operations, considering:

■	The company’s current level of disclosure of relevant policies and oversight mechanisms;
■	The company’s current level of such disclosure relative to its industry peers;
■	Potential relevant local, state, or national regulatory developments; and
■	Controversies, fines, or litigation related to the company’s hydraulic fracturing operations.

Operations in Protected Areas

General Recommendation: Generally vote for requests for reports on potential environmental damage as a result of company operations in protected regions, unless:

■	Operations in the specified regions are not permitted by current laws or regulations;
■	The company does not currently have operations or plans to develop operations in these protected regions; or
■	The company’s disclosure of its operations and environmental policies in these regions is comparable to industry peers.

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Recycling

General Recommendation: Vote case-by-case on proposals to report on an existing recycling program, or adopt a new recycling program, taking into account:

■	The nature of the company’s business;
■	The current level of disclosure of the company’s existing related programs;
■	The timetable and methods of program implementation prescribed by the proposal;
■	The company’s ability to address the issues raised in the proposal; and
■	How the company’s recycling programs compare to similar programs of its industry peers.

Sustainability Reporting

General Recommendation: Generally vote for proposals requesting that a company report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:

■	The company already discloses similar information through existing reports or policies such as an environment, health, and safety (EHS) report; a comprehensive code of corporate conduct; and/or a diversity report; or
■	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

Water Issues

General Recommendation: Vote case-by-case on proposals requesting a company report on, or adopt a new policy on, water-related risks and concerns, taking into account:

■	The company’s current disclosure of relevant policies, initiatives, oversight mechanisms, and water usage metrics;
■	Whether or not the company’s existing water-related policies and practices are consistent with relevant internationally recognized standards and national/local regulations;
■	The potential financial impact or risk to the company associated with water-related concerns or issues; and
■	Recent, significant company controversies, fines, or litigation regarding water use by the company and its suppliers.

General Corporate Issues

Charitable Contributions

General Recommendation: Vote against proposals restricting a company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which, and if, contributions are in the best interests of the company.

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Data Security, Privacy, and Internet Issues

General Recommendation: Vote case-by-case on proposals requesting the disclosure or implementation of data security, privacy, or information access and management policies and procedures, considering:

■	The level of disclosure of company policies and procedures relating to data security, privacy, freedom of speech, information access and management, and Internet censorship;
■	Engagement in dialogue with governments or relevant groups with respect to data security, privacy, or the free flow of information on the Internet;
■	The scope of business involvement and of investment in countries whose governments censor or monitor the Internet and other telecommunications;
■	Applicable market-specific laws or regulations that may be imposed on the company; and
■	Controversies, fines, or litigation related to data security, privacy, freedom of speech, or Internet censorship.

ESG Compensation-Related Proposals

General Recommendation: Vote case-by-case on proposals seeking a report or additional disclosure on the company’s approach, policies, and practices on incorporating environmental and social criteria into its executive compensation strategy, considering:

■	The scope and prescriptive nature of the proposal;
■	The company’s current level of disclosure regarding its environmental and social performance and governance;
■	The degree to which the board or compensation committee already discloses information on whether it has considered related E&S criteria; and
■	Whether the company has significant controversies or regulatory violations regarding social or environmental issues.

Human Rights, Human Capital Management, and International Operations

Human Rights Proposals

General Recommendation: Generally vote for proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.

Vote case-by-case on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:

■	The degree to which existing relevant policies and practices are disclosed;
■	Whether or not existing relevant policies are consistent with internationally recognized standards;
■	Whether company facilities and those of its suppliers are monitored and how;
■	Company participation in fair labor organizations or other internationally recognized human rights initiatives;
■	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;
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■	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;
■	The scope of the request; and
■	Deviation from industry sector peer company standards and practices.

Vote case-by-case on proposals requesting that a company conduct an assessment of the human rights risks in its operations or in its supply chain, or report on its human rights risk assessment process, considering:

■	The degree to which existing relevant policies and practices are disclosed, including information on the implementation of these policies and any related oversight mechanisms;
■	The company’s industry and whether the company or its suppliers operate in countries or areas where there is a history of human rights concerns;

■	Recent significant controversies, fines, or litigation regarding human rights involving the company or its suppliers, and whether the company has taken remedial steps; and
■	Whether the proposal is unduly burdensome or overly prescriptive.

Mandatory Arbitration

General Recommendation: Vote case-by-case on requests for a report on a company’s use of mandatory arbitration on employment-related claims, taking into account:

■	The company’s current policies and practices related to the use of mandatory arbitration agreements on workplace claims;
■	Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to the use of mandatory arbitration agreements on workplace claims; and
■	The company’s disclosure of its policies and practices related to the use of mandatory arbitration agreements compared to its peers.

Operations in High-Risk Markets

General Recommendation: Vote case-by-case on requests for a report on a company’s potential financial and reputational risks associated with operations in “high-risk” markets, such as a terrorism-sponsoring state or politically/socially unstable region, taking into account:

■	The nature, purpose, and scope of the operations and business involved that could be affected by social or political disruption;
■	Current disclosure of applicable risk assessment(s) and risk management procedures;
■	Compliance with U.S. sanctions and laws;
■	Consideration of other international policies, standards, and laws; and
■	Whether the company has been recently involved in recent, significant controversies, fines, or litigation related to its operations in “high-risk” markets.

Outsourcing/Offshoring

General Recommendation: Vote case-by-case on proposals calling for companies to report on the risks associated with outsourcing/plant closures, considering:

■	Controversies surrounding operations in the relevant market(s);
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■	The value of the requested report to shareholders;
■	The company’s current level of disclosure of relevant information on outsourcing and plant closure procedures; and

■	The company’s existing human rights standards relative to industry peers.

Sexual Harassment

General Recommendation: Vote case-by-case on requests for a report on company actions taken to strengthen policies and oversight to prevent workplace sexual harassment, or a report on risks posed by a company’s failure to prevent workplace sexual harassment, taking into account:

■	The company’s current policies, practices, oversight mechanisms related to preventing workplace sexual harassment;
■	Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to workplace sexual harassment issues; and
■	The company’s disclosure regarding workplace sexual harassment policies or initiatives compared to its industry peers.

Weapons and Military Sales

General Recommendation: Vote against reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

Generally vote against proposals asking a company to cease production or report on the risks associated with the use of depleted uranium munitions or nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Such contracts are monitored by government agencies, serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company’s business.

Political Activities

Lobbying

General Recommendation: Vote case-by-case on proposals requesting information on a company’s lobbying (including direct, indirect, and grassroots lobbying) activities, policies, or procedures, considering:

■	The company’s current disclosure of relevant lobbying policies, and management and board oversight;
■	The company’s disclosure regarding trade associations or other groups that it supports, or is a member of, that engage in lobbying activities; and

■	Recent significant controversies, fines, or litigation regarding the company’s lobbying-related activities.
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UNITED STATES Proxy Voting Guidelines

Political Contributions

General Recommendation: Generally vote for proposals requesting greater disclosure of a company’s political contributions and trade association spending policies and activities, considering:

■	The company’s policies, and management and board oversight related to its direct political contributions and payments to trade associations or other groups that may be used for political purposes;
■	The company’s disclosure regarding its support of, and participation in, trade associations or other groups that may make political contributions; and
■	Recent significant controversies, fines, or litigation related to the company’s political contributions or political activities.

Vote against proposals barring a company from making political contributions. Businesses are affected by legislation at the federal, state, and local level; barring political contributions can put the company at a competitive disadvantage.

Vote against proposals to publish in newspapers and other media a company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Political Expenditures and Lobbying Congruency

General Recommendation: Generally vote case-by-case on proposals requesting greater disclosure of a company’s alignment of political contributions, lobbying, and electioneering spending with a company’s publicly stated values and policies, considering:

■	The company’s policies, management, board oversight, governance processes, and level of disclosure related to direct political contributions, lobbying activities, and payments to trade associations, political action committees, or other groups that may be used for political purposes;
■	The company’s disclosure regarding: the reasons for its support of candidates for public offices; the reasons for support of and participation in trade associations or other groups that may make political contributions; and other political activities;
■	Any incongruencies identified between a company’s direct and indirect political expenditures and its publicly stated values and priorities; and

■	Recent significant controversies related to the company’s direct and indirect lobbying, political contributions, or political activities.

Generally vote case-by-case on proposals requesting comparison of a company’s political spending to objectives that can mitigate material risks for the company, such as limiting global warming.

Political Ties

General Recommendation: Generally vote against proposals asking a company to affirm political nonpartisanship in the workplace, so long as:

■	There are no recent, significant controversies, fines, or litigation regarding the company’s political contributions or trade association spending; and

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■	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibit coercion.

Vote against proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

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UNITED STATES Proxy Voting Guidelines

8.	Mutual Fund Proxies

Election of Directors

General Recommendation: Vote case-by-case on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

Closed End Funds- Unilateral Opt-In to Control Share Acquisition Statutes

General Recommendation: For closed-end management investment companies (CEFs), vote against or withhold from nominating/governance committee members (or other directors on a case-by-case basis) at CEFs that have not provided a compelling rationale for opting-in to a Control Share Acquisition statute, nor submitted a by-law amendment to a shareholder vote.

Converting Closed-end Fund to Open-end Fund

General Recommendation: Vote case-by-case on conversion proposals, considering the following factors:

■	Past performance as a closed-end fund;
■	Market in which the fund invests;
■	Measures taken by the board to address the discount; and
■	Past shareholder activism, board activity, and votes on related proposals.

Proxy Contests

General Recommendation: Vote case-by-case on proxy contests, considering the following factors:

■	Past performance relative to its peers;
■	Market in which the fund invests;
■	Measures taken by the board to address the issues;
■	Past shareholder activism, board activity, and votes on related proposals;
■	Strategy of the incumbents versus the dissidents;
■	Independence of directors;
■	Experience and skills of director candidates;
■	Governance profile of the company; and
■	Evidence of management entrenchment.
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UNITED STATES Proxy Voting Guidelines

Investment Advisory Agreements

General Recommendation: Vote case-by-case on investment advisory agreements, considering the following factors:

■	Proposed and current fee schedules;
■	Fund category/investment objective;
■	Performance benchmarks;
■	Share price performance as compared with peers;
■	Resulting fees relative to peers; and
■	Assignments (where the advisor undergoes a change of control).

Approving New Classes or Series of Shares

General Recommendation: Vote for the establishment of new classes or series of shares.

Preferred Stock Proposals

General Recommendation: Vote case-by-case on the authorization for or increase in preferred shares, considering the following factors:

■	Stated specific financing purpose;
■	Possible dilution for common shares; and
■	Whether the shares can be used for antitakeover purposes.

1940 Act Policies

General Recommendation: Vote case-by-case on policies under the Investment Advisor Act of 1940, considering the following factors:

■	Potential competitiveness;
■	Regulatory developments;
■	Current and potential returns; and
■	Current and potential risk.

Generally vote for these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.

Changing a Fundamental Restriction to a Nonfundamental Restriction

General Recommendation: Vote case-by-case on proposals to change a fundamental restriction to a non- fundamental restriction, considering the following factors:

■	The fund’s target investments;
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■	The reasons given by the fund for the change; and
■	The projected impact of the change on the portfolio.

Change Fundamental Investment Objective to Nonfundamental

General Recommendation: Vote against proposals to change a fund’s fundamental investment objective to non- fundamental.

Name Change Proposals

General Recommendation: Vote case-by-case on name change proposals, considering the following factors:

■	Political/economic changes in the target market;
■	Consolidation in the target market; and
■	Current asset composition.

Change in Fund’s Subclassification

General Recommendation: Vote case-by-case on changes in a fund’s sub-classification, considering the following factors:

■	Potential competitiveness;
■	Current and potential returns;
■	Risk of concentration; and
■	Consolidation in target industry.

Business Development Companies—Authorization to Sell Shares of Common Stock at a Price below Net Asset Value

General Recommendation: Vote for proposals authorizing the board to issue shares below Net Asset Value (NAV) if:

■	The proposal to allow share issuances below NAV has an expiration date no more than one year from the date shareholders approve the underlying proposal, as required under the Investment Company Act of 1940;
■	The sale is deemed to be in the best interests of shareholders by (1) a majority of the company’s independent directors and (2) a majority of the company’s directors who have no financial interest in the issuance; and
■	The company has demonstrated responsible past use of share issuances by either:
■	Outperforming peers in its 8-digit GICS group as measured by one- and three-year median TSRs; or
■	Providing disclosure that its past share issuances were priced at levels that resulted in only small or moderate discounts to NAV and economic dilution to existing non-participating shareholders.

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UNITED STATES Proxy Voting Guidelines

Disposition of Assets/Termination/Liquidation

General Recommendation: Vote case-by-case on proposals to dispose of assets, to terminate or liquidate, considering the following factors:

■	Strategies employed to salvage the company;
■	The fund’s past performance; and
■	The terms of the liquidation.

Changes to the Charter Document

General Recommendation: Vote case-by-case on changes to the charter document, considering the following factors:

■	The degree of change implied by the proposal;
■	The efficiencies that could result;
■	The state of incorporation; and
■	Regulatory standards and implications.

Vote against any of the following changes:

■	Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series;
■	Removal of shareholder approval requirement for amendments to the new declaration of trust;
■	Removal of shareholder approval requirement to amend the fund’s management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act;
■	Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund’s shares;
■	Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements; or
■	Removal of shareholder approval requirement to change the domicile of the fund.

Changing the Domicile of a Fund

General Recommendation: Vote case-by-case on re-incorporations, considering the following factors:

■	Regulations of both states;
■	Required fundamental policies of both states; and
■	The increased flexibility available.

Authorizing the Board to Hire and Terminate Subadvisers Without Shareholder Approval

General Recommendation: Vote against proposals authorizing the board to hire or terminate subadvisers without shareholder approval if the investment adviser currently employs only one subadviser.

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Distribution Agreements

General Recommendation: Vote case-by-case on distribution agreement proposals, considering the following factors:

■	Fees charged to comparably sized funds with similar objectives;
■	The proposed distributor’s reputation and past performance;
■	The competitiveness of the fund in the industry; and
■	The terms of the agreement.

Master-Feeder Structure

General Recommendation: Vote for the establishment of a master-feeder structure.

Mergers

General Recommendation: Vote case-by-case on merger proposals, considering the following factors:

■	Resulting fee structure;
■	Performance of both funds;
■	Continuity of management personnel; and
■	Changes in corporate governance and their impact on shareholder rights.

Shareholder Proposals for Mutual Funds

Establish Director Ownership Requirement

General Recommendation: Generally vote against shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Reimburse Shareholder for Expenses Incurred

General Recommendation: Vote case-by-case on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote for the reimbursement of the proxy solicitation expenses.

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Terminate the Investment Advisor

General Recommendation: Vote case-by-case on proposals to terminate the investment advisor, considering the following factors:

■	Performance of the fund’s Net Asset Value (NAV);
■	The fund’s history of shareholder relations; and
■	The performance of other funds under the advisor’s management.
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PART C

OTHER INFORMATION

Item 28. Exhibits.

(a)	(1)	Certificate of Trust was previously filed with the Registrant’s Initial Registration on Form N-1A on June 2, 2015 and is incorporated by reference.

	(2)	Declaration of Trust was previously filed with the Registrant’s Initial Registration on Form N-1A on June 2, 2015 and is incorporated by reference.

(b)		By-Laws were previously filed with the Registrant’s Initial Registration on Form N-1A on June 2, 2015 and is incorporated by reference.

(c)		Instruments Defining Rights of Security Holders – See relevant portions of Certificate of Trust, Declaration of Trust and By-Laws.

(d)	(1)	Investment Advisory Agreement between the Registrant, on behalf of the Horizon Active Asset Allocation Fund, and Horizon Investments, LLC was previously filed with Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A on March 29, 2022 and is incorporated by reference.

	(2)	Investment Advisory Agreement between the Registrant, on behalf of the Horizon Active Dividend Fund, and Horizon Investments, LLC was previously filed with Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A on March 29, 2022 and is incorporated by reference.

	(3)	Investment Advisory Agreement between the Registrant, on behalf of the Horizon Active Income Fund, and Horizon Investments, LLC was previously filed with Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A on March 29, 2022 and is incorporated by reference.

	(4)	Investment Advisory Agreement between the Registrant, on behalf of the Horizon Active Risk Assist Fund, and Horizon Investments, LLC was previously filed with Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A on March 29, 2022 and is incorporated by reference.

	(5)	Investment Advisory Agreement between the Registrant, on behalf of the Horizon Defined Risk Fund, and Horizon Investments, LLC was previously filed with Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A on March 29, 2022 and is incorporated by reference.

	(6)	Investment Advisory Agreement between the Registrant, on behalf of the Horizon ESG Defensive Core Fund, and Horizon Investments, LLC was previously filed with Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A on March 29, 2022 and is incorporated by reference.

	(7)	First Amendment to the Investment Advisory Agreement between the Registrant, on behalf of the Horizon ESG Defensive Core Fund, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A on September 29, 2022 and is incorporated by reference.

(8)	Investment Advisory Agreement between the Registrant, on behalf of the Horizon U.S. Defensive Equity Fund, and Horizon Investments, LLC was previously filed with Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A on March 29, 2022 and is incorporated by reference.

(9)	Form of Investment Advisory Agreement between the Registrant, on behalf of the Horizon U.S. Defensive Small/Mid Cap Fund, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 34 to its Registration Statement on Form N-1A on October 3, 2022 and is incorporated by reference.

(10)	Form of Investment Advisory Agreement between the Registrant, on behalf of the Horizon Tactical Fixed Income Fund, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 34 to its Registration Statement on Form N-1A on October 3, 2022 and is incorporated by reference.

(11)	Form of Investment Advisory Agreement between the Registrant, on behalf of the Horizon Expedition Plus ETF, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 42 to its Registration Statement on Form N-1A on November 1, 2024 and is incorporated by reference.

(12)	Form of Investment Advisory Agreement between the Registrant, on behalf of the Horizon Landmark ETF, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 42 to its Registration Statement on Form N-1A on November 1, 2024 and is incorporated by reference.

(13)	Form of Sub-Advisory Agreement between the Registrant, on behalf of the Horizon Expedition Plus ETF, Exchange Traded Concepts, LLC and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 42 to its Registration Statement on Form N-1A on November 1, 2024 and is incorporated by reference.

(14)	Form of Sub-Advisory Agreement between the Registrant, on behalf of the Horizon Landmark ETF, Exchange Traded Concepts, LLC and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 42 to its Registration Statement on Form N-1A on November 1, 2024 and is incorporated by reference.

(15)	Form of Investment Advisory Agreement between the Registrant, on behalf of the Centre American Select Equity Fund, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 43 to its Registration Statement on Form N-1A on November 19, 2024 and is incorporated by reference.

(16)	Form of Investment Advisory Agreement between the Registrant, on behalf of the Centre Global Infrastructure Fund, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 43 to its Registration Statement on Form N-1A on November 19, 2024 and is incorporated by reference.

(17)	Form of Investment Advisory Agreement between the Registrant, on behalf of the Horizon Core Equity ETF, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A on April 4, 2025, and is incorporated by reference.

(18)	Form of Sub-Advisory Agreement between the Registrant, on behalf of the Horizon Core Equity ETF, Exchange Traded Concepts, LLC and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A on April 4, 2025, and is incorporated by reference.

(19)	Form of Investment Advisory Agreement between the Registrant, on behalf of the Horizon Dividend Income ETF, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A on April 4, 2025, and is incorporated by reference.

(20)	Form of Sub-Advisory Agreement between the Registrant, on behalf of the Horizon Dividend Income ETF, Exchange Traded Concepts, LLC and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A on April 4, 2025, and is incorporated by reference.

(21)	Form of Investment Advisory Agreement between the Registrant, on behalf of the Horizon Managed Risk ETF, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A on April 4, 2025, and is incorporated by reference.

(22)	Form of Sub-Advisory Agreement between the Registrant, on behalf of the Horizon Managed Risk ETF, Exchange Traded Concepts, LLC and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A on April 4, 2025, and is incorporated by reference.

(23)	Form of Investment Advisory Agreement between the Registrant, on behalf of the Horizon Core Bond ETF, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A on April 4, 2025, and is incorporated by reference.

(24)	Form of Sub-Advisory Agreement between the Registrant, on behalf of the Horizon Core Bond ETF, Exchange Traded Concepts, LLC and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A on April 4, 2025, and is incorporated by reference.

(25)	Form of Investment Advisory Agreement between the Registrant, on behalf of the Horizon Flexible Income ETF, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A on April 4, 2025, and is incorporated by reference.

(26)	Form of Sub-Advisory Agreement between the Registrant, on behalf of the Horizon Flexible Income ETF, Exchange Traded Concepts, LLC and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A on April 4, 2025, and is incorporated by reference.

(27)	Form of Investment Advisory Agreement between the Registrant, on behalf of the Horizon Nasdaq-100 Defined Risk ETF, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A on April 4, 2025, and is incorporated by reference.

	(28)	Form of Sub-Advisory Agreement between the Registrant, on behalf of the Horizon Nasdaq-100 Defined Risk ETF, Exchange Traded Concepts, LLC and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A on April 4, 2025, and is incorporated by reference.

	(29)	Form of Investment Advisory Agreement between the Registrant, on behalf of the Horizon Digital Frontier ETF, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A on April 4, 2025, and is incorporated by reference.

	(30)	Form of Sub-Advisory Agreement between the Registrant, on behalf of the Horizon Digital Frontier ETF, Exchange Traded Concepts, LLC and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A on April 4, 2025, and is incorporated by reference.

	(31)	Form of Investment Advisory Agreement between the Registrant, on behalf of Horizon Small/Mid Cap Core Equity ETF, and Horizon Investments, LLC, filed herewith.

	(32)	Form of Sub-Advisory Agreement between the Registrant, on behalf of Horizon Small/Mid Cap Core Equity ETF, Exchange Traded Concepts, LLC and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 54 to its Registration Statement on Form N-1A on August 20, 2025, and is incorporated by reference.

	(33)	Form of Investment Advisory Agreement between the Registrant, on behalf of Horizon International Equity ETF, and Horizon Investments, LLC, filed herewith.

	(34)	Form of Sub-Advisory Agreement between the Registrant, on behalf of Horizon International Equity ETF, Exchange Traded Concepts, LLC and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 54 to its Registration Statement on Form N-1A on August 20, 2025, and is incorporated by reference.

	(35)	Form of Investment Advisory Agreement between the Registrant, on behalf of Horizon International Managed Risk ETF, and Horizon Investments, LLC, filed herewith.

	(36)	Form of Sub-Advisory Agreement between the Registrant, on behalf of Horizon International Managed Risk ETF, Exchange Traded Concepts, LLC and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 54 to its Registration Statement on Form N-1A on August 20, 2025, and is incorporated by reference.

(e)	(1)	Distribution Agreement between the Registrant and Quasar Distributors, LLC, effective as of February 8, 2016, was previously filed with Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A on January 29, 2016, and is incorporated by reference.

	(2)	Novation to the Distribution Agreement between the Registrant and Quasar Distributors, LLC effective as of September 30, 2021 (Novation Agreement) was previously filed with Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A on March 29, 2022 and is incorporated by reference.

	(3)	Form of First Amendment to Distribution Agreement was previously filed with Post-Effective Amendment No. 7 to its Registration Statement on Form N-1A on October 7, 2016 and is incorporated by reference.

	(4)	Second Amendment to Distribution Agreement dated January 23, 2019 was previously filed with Post-Effective Amendment No. 19 to its Registration Statement on Form N-1A on March 29, 2019 and is incorporated by reference.

	(5)	Form of Third Amendment to Distribution Agreement was previously filed with Post-Effective Amendment No. 22 to its Registration Statement on Form N-1A on June 25, 2019 and is incorporated by reference.

	(6)	Fourth Amendment to Distribution Agreement was previously filed with Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A on March 27, 2020 and is incorporated by reference.

	(7)	Form of Fifth Amendment to Distribution Agreement was previously filed with Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A on March 27, 2020 and is incorporated by reference.

	(8)	ETF Distribution Agreement between the Registrant and Quasar Distributors, LLC, effective as of December 10, 2024, previously filed with the Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A on January 14, 2025, is hereby incorporated by reference.

	(9)	First Amendment to the ETF Distribution Agreement between the Registrant and Quasar Distributors, LLC, dated April 30, 2025, was previously filed with Post-Effective Amendment No. 53 to its Registration Statement on Form N-1A on June 20, 2025 and is incorporated by reference.

	(10)	Form of Authorized Participant Agreement, was previously filed with Post-Effective Amendment No. 42 to its Registration Statement on Form N-1A on November 1, 2024 and is incorporated by reference.

	(11)	Form of Second Amendment to the ETF Distribution Agreement between the Registrant and Quasar Distributors, LLC, filed herewith.

(f)		Bonus, profit sharing contracts – None.

(g)	(1)	Custody Agreement between the Registrant and U.S. Bank National Association was previously filed with Pre-Effective Amendment No. 3 to its Registration Statement on Form N-1A on January 29, 2016 and is incorporated by reference.

	(2)	Form of First Amendment to Custody Agreement was previously filed with Post-Effective Amendment No. 7 to its Registration Statement on Form N-1A on October 7, 2016 and is incorporated by reference.

	(3)	Second Amendment to the Custody Agreement dated January 23, 2019 was previously filed with Post-Effective Amendment No. 19 to its Registration Statement on Form N-1A on March 29, 2019 and is incorporated by reference.

	(4)	Form of Third Amendment to the Custody Agreement was previously filed with Post-Effective Amendment No. 22 to its Registration Statement on Form N-1A on June 25, 2019 and is incorporated by reference.

	(5)	Fourth Amendment to the Custody Agreement dated June 25, 2019 was previously filed with Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A on March 27, 2020 and is incorporated by reference.

	(6)	Fifth Amendment to the Custody Agreement dated December 19, 2019 was previously filed with Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A on March 27, 2020 and is incorporated by reference.

	(7)	Sixth Amendment to the Custody Agreement dated March 8, 2022 was previously filed with Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A on March 29, 2022 and is incorporated by reference.

	(8)	Seventh Amendment to the Custody Agreement dated December 20, 2022, was previously filed with Post-Effective Amendment No. 36 to its Registration Statement on Form N-1A on March 29, 2023 and is incorporated by reference.

	(9)	Eighth Amendment to the Custody Agreement dated February 1, 2025, was previously filed with Post-Effective Amendment No. 48 to its Registration Statement on Form N-1A on March 28, 2025 and is incorporated by reference.

	(10)	Ninth Amendment to the Custody Agreement, dated April 10, 2025, was previously filed with Post-Effective Amendment No. 53 to its Registration Statement on Form N-1A on June 20, 2025 and is incorporated by reference.

	(11)	ETF Custody Agreement between the Registrant and U.S. Bank National Association, dated as of January 17, 2025 was previously filed with Post Effective Amendment No. 45 to its Registration Statement on Form N-1A on January 28, 2025 and incorporated by reference.

	(12)	First Amendment to the ETF Custody Agreement between the Registrant and U.S. Bancorp Fund Services, dated May 28, 2025, was previously filed with Post-Effective Amendment No. 53 to its Registration Statement on Form N-1A on June 20, 2025 and is incorporated by reference.

	(13)	Second Amendment to the ETF Custody Agreement between the Registrant and U.S. Bancorp Fund Services, dated October 28, 2025, filed herewith

(h)	(1)	Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC was previously filed with Pre-Effective Amendment No. 3 to its Registration Statement on Form N-1A on January 29, 2016 and is incorporated by reference.

(2)	Form of First Amendment to Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 7 to its Registration Statement on Form N-1A on October 7, 2016 and is incorporated by reference.

(3)	Third Amendment (including First Addendum) to the Fund Administration Servicing Agreement dated January 23, 2019 was previously filed with Post-Effective Amendment No. 19 to its Registration Statement on Form N-1A on March 29, 2019 and is incorporated by reference.

(4)	Form of Fourth Amendment to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 22 to its Registration Statement on Form N-1A on June 25, 2019 and is incorporated by reference.

(5)	Fifth Amendment (including Addendums) to the Fund Administration Servicing Agreement dated June 25, 2019 was previously filed with Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A on March 27, 2020 and is incorporated by reference.

(6)	Sixth Amendment (including Addendums) to the Fund Administration Servicing Agreement dated December 19, 2019 was previously filed with Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A on March 27, 2020 and is incorporated by reference.

(7)	Seventh Amendment to the Horizon Funds Fund Administration Servicing Agreement dated March 8, 2022 was previously filed with Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A on March 29, 2022 and is incorporated by reference.

(8)	Eighth Amendment to the Horizon Funds Fund Administration Servicing Agreement dated December 20, 2022, was previously filed with Post-Effective Amendment No. 36 to its Registration Statement on Form N-1A on March 29, 2023 and is incorporated by reference.

(9)	Ninth Amendment to the Horizon Funds Fund Administration Servicing Agreement dated February 1, 2025 was previously filed with Post-Effective Amendment No. 48 to its Registration Statement on Form N-1A on March 28, 2025 and is incorporated by reference.

(10)	Tenth Amendment to the Horizon Funds Fund Administration Servicing Agreement, dated April 10, 2025, was previously filed with Post-Effective Amendment No. 53 to its Registration Statement on Form N-1A on June 20, 2025 and is incorporated by reference.

(11)	Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC was previously filed with Pre-Effective Amendment No. 3 to its Registration Statement on Form N-1A on January 29, 2016 and is incorporated by reference.

(12)	Form of Addendum to Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 7 to its Registration Statement on Form N-1A on October 7, 2016 and is incorporated by reference.

(13)	Third Amendment (including First Addendum) to the Transfer Agent Servicing Agreement dated January 23, 2019 was previously filed with Post-Effective Amendment No. 19 to its Registration Statement on Form N-1A on March 29, 2019 and is incorporated by reference.

(14)	Form of Fourth Amendment to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 22 to its Registration Statement on Form N-1A on June 25, 2019 and is incorporated by reference.

(15)	Fifth Amendment (including Addendums) to the Transfer Agent Servicing Agreement dated June 25, 2019 was previously filed with Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A on March 27, 2020 and is incorporated by reference.

(16)	Sixth Amendment (including Addendums) to the Transfer Agent Servicing Agreement dated December 19, 2019 was previously filed with Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A on March 27, 2020 and is incorporated by reference.

(17)	Seventh Amendment to the Horizon Funds Transfer Agent Servicing Agreement dated March 8, 2022 was previously filed with Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A on March 29, 2022 and is incorporated by reference.

(18)	Eighth Amendment to the Horizon Funds Transfer Agent Servicing Agreement dated December 20, 2022, was previously filed with Post-Effective Amendment No. 36 to its Registration Statement on Form N-1A on March 29, 2023 and is incorporated by reference.

(19)	Ninth Amendment to the Horizon Funds Transfer Agent Servicing Agreement dated February 1, 2025 was previously filed with Post-Effective Amendment No. 48 to its Registration Statement on Form N-1A on March 28, 2025 and is incorporated by reference.

(20)	Tenth Amendment to the Horizon Funds Transfer Agent Servicing Agreement, dated April 10, 2025, was previously filed with Post-Effective Amendment No. 53 to its Registration Statement on Form N-1A on June 20, 2025 and is incorporated by reference.

(21)	Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC was previously filed with Pre-Effective Amendment No. 3 to its Registration Statement on Form N-1A on January 29, 2016 and is incorporated by reference.

(22)	Form of First Amendment to Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 7 to its Registration Statement on Form N-1A on October 7, 2016 and is incorporated by reference.

(23)	Second Amendment to the Fund Accounting Servicing Agreement dated January 23, 2019 was previously filed with Post-Effective Amendment No. 19 to its Registration Statement on Form N-1A on March 29, 2019 and is incorporated by reference.

(24)	Form of Third Amendment to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 22 to its Registration Statement on Form N-1A on June 25, 2019 and is incorporated by reference.

(25)	Fourth Amendment to the Fund Accounting Servicing Agreement dated June 25, 2019 was previously filed with Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A on March 27, 2020 and is incorporated by reference.

(26)	Fifth Amendment to the Fund Accounting Servicing Agreement dated December 19, 2019 was previously filed with Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A on March 27, 2020 and is incorporated by reference.

(27)	Sixth Amendment to the Horizon Funds Fund Accounting Servicing Agreement dated March 8, 2022 was previously filed with Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A on March 29, 2022 and is incorporated by reference.

(28)	Seventh Amendment to the Horizon Funds Fund Accounting Servicing Agreement dated December 20, 2022, was previously filed with Post-Effective Amendment No. 36 to its Registration Statement on Form N-1A on March 29, 2023 and is incorporated by reference.

(29)	Eighth Amendment to the Horizon Funds Fund Accounting Servicing Agreement dated February 1, 2025 was previously filed with Post-Effective Amendment No. 48 to its Registration Statement on Form N-1A on March 28, 2025 and is incorporated by reference.

(30)	Ninth Amendment to the Horizon Funds Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, dated April 10, 2025, was previously filed with Post-Effective Amendment No. 53 to its Registration Statement on Form N-1A on June 20, 2025 and is incorporated by reference.

(31)	Shareholder Services Plan, was previously filed with Post-Effective Amendment No. 36 to its Registration Statement on Form N-1A on March 29, 2023 and is incorporated herein by reference.

(32)	Second Amended and Restated Expense Limitation Agreement between Horizon Investments, LLC and the Registrant on behalf of the Horizon Active Asset Allocation Fund was previously filed with Post-Effective Amendment No. 17 to its Registration Statement on Form N-1A on July 27, 2018 and is incorporated by reference.

(33)	Second Amended and Restated Expense Limitation Agreement between Horizon Investments, LLC and the Registrant on behalf of the Horizon Active Risk Assist Fund was previously filed with Post-Effective Amendment No. 17 to its Registration Statement on Form N-1A on July 27, 2018 and is incorporated by reference.

(34)	Second Amended and Restated Expense Limitation Agreement between Horizon Investments, LLC and the Registrant on behalf of the Horizon Active Income Fund was previously filed with Post-Effective Amendment No. 17 to its Registration Statement on Form N-1A on July 27, 2018 and is incorporated by reference.

(35)	Amended and Restated Expense Limitation Agreement between Horizon Investments, LLC and the Registrant on behalf of the Horizon Active Dividend Fund was previously filed with Post-Effective Amendment No. 12 to its Registration Statement on Form N-1A on March 30, 2018 and is incorporated by reference.

(36)	Form of Amended and Restated Expense Limitation Agreement between Horizon Investments, LLC and the Registrant on behalf of the Horizon Defined Risk Fund was previously filed with Post-Effective Amendment No. 12 to its Registration Statement on Form N-1A on March 30, 2018 and is incorporated by reference.

(37)	Form of Expense Limitation Agreement between Horizon Investments, LLC and the Registrant on behalf of the Horizon Defensive Multi-Factor Fund (formerly known as the Horizon U.S. Risk Assist® Fund) was previously filed with Post-Effective Amendment No. 22 to its Registration Statement on Form N-1A on June 25, 2019 and is incorporated by reference.

(38)	Form of Expense Limitation Agreement between Horizon Investments, LLC and the Registrant on behalf of the Horizon Multi-Asset Income Fund was previously filed with Post-Effective Amendment No. 22 to its Registration Statement on Form N-1A on June 25, 2019 and is incorporated by reference.

(39)	Form of Expense Limitation Agreement between Horizon Investments, LLC and the Registrant on behalf of the Horizon ESG Defensive Core Fund was previously filed with Post-Effective Amendment No. 25 to its Registration Statement on Form N-1A on December 26, 2019 and is incorporated by reference.

(40)	Amended and Restated Expense Limitation Agreement between Horizon Investments, LLC and the Registrant on behalf of the Horizon ESG Defensive Core Fund, was previously filed with Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A on September 29, 2022 and is incorporated by reference.

(41)	Fund of Funds Investment Agreement between the Registrant and The Select Sector SPDR Trust dated January 19, 2022 was previously filed with Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A on March 29, 2022 and is incorporated by reference.

(42)	Fund of Funds Investment Agreement between the Registrant and SPDR S&P 500 ETF Trust and SPDR Dow Jones Industrial Average ETF Trust dated January 19, 2022 was previously filed with Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A on March 29, 2022 and is incorporated by reference.

(43)	Fund of Funds Investment Agreement between the Registrant and SPDR Series Trust, SPDR Index Shares Funds and SSGA Active Trust dated January 19, 2022 was previously filed with Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A on March 29, 2022 and is incorporated by reference.

(44)	Form of Fund of Funds Investment Agreement between the Registrant and DBX ETF Trust dated January 19, 2022 was previously filed with Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A on March 29, 2022 and is incorporated by reference.

(45)	Fund of Funds Investment Agreement between the Registrant and BlackRock ETF Trust, BlackRock ETF Trust II, iShares Trust, iShares, Inc., and iShares U.S. ETF Trust dated January 19, 2022 was previously filed with Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A on March 29, 2022 and is incorporated by reference.

(46)	Form of Expense Limitation Agreement between Horizon Investments, LLC and the Registrant on behalf of the Horizon U.S. Defensive Small/Mid Cap Fund, was previously filed with Post-Effective Amendment No. 34 to its Registration Statement on Form N-1A on October 3, 2022 and is incorporated by reference.

(47)	Form of Expense Limitation Agreement between Horizon Investments, LLC and the Registrant on behalf of the Horizon Tactical Income Fund, was previously filed with Post-Effective Amendment No. 34 to its Registration Statement on Form N-1A on October 3, 2022 and is incorporated by reference.

(48)	Addendum to the Fund Administration Servicing Agreement (Confluence), was previously filed with Post-Effective Amendment No. 36 to its Registration Statement on Form N-1A on March 29, 2023 and is incorporated by reference

(49)	Addendum to the Fund Administration Servicing Agreement – was previously filed with Post-Effective Amendment No. 41 to its Registration Statement on Form N-1A on March 27, 2024 and is incorporated by reference.

(50)	ETF Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, dated January 22, 2025 was previously filed with Post Effective Amendment No. 45 to its Registration Statement on Form N-1A on January 28, 2025 and incorporated by reference.

(51)	First Amendment to the Horizon Funds ETF Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, dated May 28, 2025, was previously filed with Post-Effective Amendment No. 53 to its Registration Statement on Form N-1A on June 20, 2025 and is incorporated by reference.

(52)	ETF Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, dated January 22, 2025, was previously filed with Post Effective Amendment No. 45 to its Registration Statement on Form N-1A on January 28, 2025 and incorporated by reference.

(53)	First Amendment to the Horizon Funds ETF Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, dated May 28, 2025, was previously filed with Post-Effective Amendment No. 53 to its Registration Statement on Form N-1A on June 20, 2025 and is incorporated by reference.

(54)	ETF Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, dated January 22, 2025 was previously filed with Post Effective Amendment No. 45 to its Registration Statement on Form N-1A on January 28, 2025 and incorporated by reference.

(55)	First Amendment to the Horizon Funds ETF Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, dated May 28, 2025, was previously filed with Post-Effective Amendment No. 53 to its Registration Statement on Form N-1A on June 20, 2025 and is incorporated by reference.

	(56)	Form of Expense Limitation Agreement between Horizon Investments, LLC and the Registrant on behalf of the Centre American Select Equity Fund, was previously filed with Post-Effective Amendment No. 43 to its Registration Statement on Form N-1A on November 19, 2024 and is incorporated by reference.

	(57)	Form of Expense Limitation Agreement between Horizon Investments, LLC and the Registrant on behalf of the Centre Global Infrastructure Fund, was previously filed with Post-Effective Amendment No. 43 to its Registration Statement on Form N-1A on November 19, 2024 and is incorporated by reference.

	(58)	Second Amendment to the Horizon Funds ETF Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, dated October 30, 2025, filed herewith.

	(59)	Second Amendment to the Horizon Funds ETF Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, dated October 30, 2025, filed herewith.

	(60)	Second Amendment to the Horizon Funds ETF Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, dated October 30, 2025, filed herewith.

(i)	(1)	Opinion and consent of counsel relating to Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund and Horizon Active Income Fund was previously filed with Pre-Effective Amendment No. 3 to its Registration Statement on Form N-1A on January 29, 2016 and is incorporated by reference.

	(2)	Opinion and consent of counsel relating to Horizon Active Dividend Fund (formerly known as Horizon Dynamic Dividend Fund) and Horizon Defined Risk Fund was previously filed with Post-Effective Amendment No. 7 to its Registration Statement on Form N-1A on October 7, 2016 and is incorporated by reference.

	(3)	Opinion and consent of counsel relating to Horizon Defensive Multi-Factor Fund (formerly known as Horizon U.S. Risk Assist® Fund), Horizon ESG Defensive Core Fund (formerly known as the Horizon Sustainable Risk Assist® Fund) and Horizon Multi-Asset Income Fund was previously filed with Post-Effective Amendment No. 22 to its Registration Statement on Form N-1A on June 25, 2019 and is incorporated by reference.

	(4)	Opinion and consent of counsel relating to Horizon Expedition Plus ETF and Horizon Landmark ETF, previously filed with the Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A on January 14, 2025, is hereby incorporated by reference.

	(5)	Opinion and consent of counsel relating to Centre American Select Equity Fund and Centre Global Infrastructure Fund, previously filed with Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 on February 7, 2025, is hereby incorporated by reference.

	(6)	Opinion and consent of counsel relating to Horizon Small/Mid Cap Core Equity ETF, Horizon International Equity ETF, and Horizon International Managed Risk ETF, filed herewith.

(j)		Consent of Independent Registered Public Accounting Firm, filed herewith.

(k)		Financial statements omitted from prospectus – None.

(l)		Initial Subscription Agreement was previously filed with Pre-Effective Amendment No. 3 to its Registration Statement on Form N-1A on January 29, 2016 and is incorporated by reference.

(m)	(1)	Distribution Plan pursuant to Rule 12b-1, was previously filed with Post-Effective Amendment No. 36 to its Registration Statement on Form N-1A on March 29, 2023 and is incorporated by reference.

	(2)	Amended and Restated Distribution Plan pursuant to Rule 12b-1, was previously filed with Post-Effective Amendment No. 43 to its Registration Statement on Form N-1A on November 19, 2024 and is incorporated by reference.

	(3)	Second Amended and Restated Distribution Plan pursuant to Rule 12b-1, was previously filed with Post-Effective Amendment No. 53 to its Registration Statement on Form N-1A on June 20, 2025 and is incorporated by reference.

	(4)	Third Amended and Restated Distribution Plan pursuant to Rule 12b-1, filed herewith.

(n)	(1)	Rule 18f-3 Multiple Class Plan was previously filed with Post-Effective Amendment No. 22 to its Registration Statement on Form N-1A on June 25, 2019 and is incorporated by reference.

	(2)	Amended and Restated Rule 18f-3 Multiple Class Plan, was previously filed with Post-Effective Amendment No. 43 to its Registration Statement on Form N-1A on November 19, 2024 and is incorporated by reference.

(o)		Reserved.

(p)	(1)	Code of Ethics of Horizon Funds was previously filed with Pre-Effective Amendment No. 3 to its Registration Statement on Form N-1A on January 29, 2016 and is incorporated by reference.

	(2)	Code of Ethics of Horizon Investments, LLC was previously filed with Post-Effective Amendment No. 9 to its Registration Statement on Form N-1A on January 30, 2017 and is incorporated by reference.

	(3)	Code of Ethics of Quasar Distributors, LLC was previously filed with Pre-Effective Amendment No. 3 to its Registration Statement on Form N-1A on January 29, 2016 and is incorporated by reference.

	(4)	Code of Ethics of Exchange Traded Concepts, LLC, was previously filed with Post-Effective Amendment No. 42 to its Registration Statement on Form N-1A on November 1, 2024 and is incorporated by reference.

(q)		Powers of Attorney were previously filed with Post-Effective Amendment No. 32 to its Registration Statement on Form N-1A on August 1, 2022 and are incorporated by reference.

Item 29. Persons Controlled by or Under Common Control with Registrant

None.

Item 30. Indemnification

Reference is made to Article VII, Sections 2 and 3 of the Registrant’s Declaration of Trust with respect to the Registrant. The general effect of this provision is to indemnify the Trustees, officers, employees and other agents of the Trust who are parties pursuant to any proceeding by reason of their actions performed in their scope of service on behalf of the Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 31. Business and Other Connections of Investment Adviser

Incorporated by reference to the Statement of Additional Information pursuant to Rule 411 under the Securities Act of 1933.

Item 32. Principal Underwriter.

(a)	Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

1.	Advisor Managed Portfolios
2.	Capital Advisors Growth Fund, Series of Advisors Series Trust
3.	Chase Growth Fund, Series of Advisors Series Trust
4.	Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
5.	Ecofin Tax-Exempt Private Credit Fund, Inc.
6.	Edgar Lomax Value Fund, Series of Advisors Series Trust
7.	First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust
8.	First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
9.	Huber Large Cap Value Fund, Series of Advisors Series Trust
10.	Huber Mid Cap Value Fund, Series of Advisors Series Trust
11.	Huber Select Large Cap Value Fund, Series of Advisors Series Trust
12.	Huber Small Cap Value Fund, Series of Advisors Series Trust

13.	Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
14.	Medalist Partners MBS Total Return Fund, Series of Advisors Series Trust
15.	Medalist Partners Short Duration Fund, Series of Advisors Series Trust
16.	O’Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
17.	PIA BBB Bond Fund, Series of Advisors Series Trust
18.	PIA High Yield (MACS) Fund, Series of Advisors Series Trust
19.	PIA High Yield Fund, Series of Advisors Series Trust
20.	PIA MBS Bond Fund, Series of Advisors Series Trust
21.	PIA Short-Term Securities Fund, Series of Advisors Series Trust
22.	Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
23.	Poplar Forest Partners Fund, Series of Advisors Series Trust
24.	Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
25.	Pzena International Small Cap Value Fund, Series of Advisors Series Trust
26.	Pzena International Value Fund, Series of Advisors Series Trust
27.	Pzena Mid Cap Value Fund, Series of Advisors Series Trust
28.	Pzena Small Cap Value Fund, Series of Advisors Series Trust
29.	Reverb ETF, Series of Advisors Series Trust
30.	Scharf Fund, Series of Advisors Series Trust
31.	Scharf Global Opportunity Fund, Series of Advisors Series Trust
32.	Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
33.	Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
34.	Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
35.	VegTech Plant-based Innovation & Climate ETF, Series of Advisors Series Trust
36.	The Aegis Funds
37.	Allied Asset Advisors Funds
38.	Angel Oak Funds Trust
39.	Angel Oak Strategic Credit Fund
40.	Brookfield Infrastructure Income Fund Inc.
41.	Brookfield Investment Funds
42.	Buffalo Funds
43.	DoubleLine Funds Trust
44.	EA Series Trust (f/k/a Alpha Architect ETF Trust)
45.	Ecofin Tax-Advantaged Social Impact Fund, Inc.
46.	AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
47.	AAM Brentview Dividend Growth ETF, Series of ETF Series Solutions
48.	AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
49.	AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
50.	AAM Sawgrass U.S. Large Cap Quality Growth ETF, Series of ETF Series Solutions
51.	AAM Sawgrass U.S. Small Cap Quality Growth ETF, Series of ETF Series Solutions
52.	AAM SLC Low Duration Income ETF, Series of ETF Series Solutions
53.	AAM Transformers ETF, Series of ETF Series Solutions
54.	AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions
55.	Aptus Collared Investment Opportunity ETF, Series of ETF Series Solutions
56.	Aptus Defined Risk ETF, Series of ETF Series Solutions
57.	Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
58.	Aptus Enhanced Yield ETF, Series of ETF Series Solutions
59.	Aptus International Enhanced Yield ETF, Series of ETF Series Solutions
60.	Aptus Large Cap Enhanced Yield ETF, Series of ETF Series Solutions
61.	Aptus Large Cap Upside ETF, Series of ETF Series Solutions
62.	Bahl & Gaynor Dividend ETF, Series of ETF Series Solutions
63.	Bahl & Gaynor Income Growth ETF, Series of ETF Series Solutions

64.	Bahl & Gaynor Small Cap Dividend ETF, Series of ETF Series Solutions
65.	BTD Capital Fund, Series of ETF Series Solutions
66.	Carbon Strategy ETF, Series of ETF Series Solutions
67.	ClearShares OCIO ETF, Series of ETF Series Solutions
68.	ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
69.	ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
70.	Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
71.	Distillate Small/Mid Cash Flow ETF, Series of ETF Series Solutions
72.	Distillate U.S. Fundamental Stability & Value ETF, Series of ETF Series Solutions
73.	ETFB Green SRI REITs ETF, Series of ETF Series Solutions
74.	Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
75.	Hoya Capital Housing ETF, Series of ETF Series Solutions
76.	LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions
77.	LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
78.	LHA Market State Tactical Q ETF, Series of ETF Series Solutions
79.	LHA Risk-Managed Income ETF, Series of ETF Series Solutions
80.	McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
81.	NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
82.	Opus Small Cap Value ETF, Series of ETF Series Solutions
83.	Range Cancer Therapeutics ETF, Series of ETF Series Solutions
84.	Roundhill Acquirers Deep Value ETF, Series of ETF Series Solutions
85.	The Acquirers Fund, Series of ETF Series Solutions
86.	The Brinsmere Fund – Conservative ETF, Series of ETF Series Solutions
87.	The Brinsmere Fund – Growth ETF, Series of ETF Series Solutions
88.	U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
89.	U.S. Global JETS ETF, Series of ETF Series Solutions
90.	U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
91.	US Vegan Climate ETF, Series of ETF Series Solutions
92.	Vest 10 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
93.	Vest 2 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
94.	First American Funds Trust
95.	FundX Investment Trust
96.	The Glenmede Fund, Inc.
97.	The GoodHaven Funds Trust
98.	Harding, Loevner Funds, Inc.
99.	Hennessy Funds Trust
100.	Horizon Funds
101.	Hotchkis & Wiley Funds
102.	Intrepid Capital Management Funds Trust
103.	Jacob Funds Inc.
104.	The Jensen Quality Growth Fund Inc.
105.	Kirr, Marbach Partners Funds, Inc.
106.	Leuthold Funds, Inc.
107.	Core Alternative ETF, Series of Listed Funds Trust
108.	Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
109.	Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
110.	LKCM Funds
111.	LoCorr Investment Trust
112.	MainGate Trust
113.	ATAC Rotation Fund, Series of Managed Portfolio Series
114.	Coho Relative Value Equity Fund, Series of Managed Portfolio Series

115.	Coho Relative Value ESG Fund, Series of Managed Portfolio Series
116.	Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
117.	Ecofin Global Water ESG Fund, Series of Managed Portfolio Series
118.	Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
119.	Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
120.	Kensington Active Advantage Fund, Series of Managed Portfolio Series
121.	Kensington Defender Fund, Series of Managed Portfolio Series
122.	Kensington Dynamic Growth Fund, Series of Managed Portfolio Series
123.	Kensington Hedged Premium Income ETF, Series of Managed Portfolio Series
124.	Kensington Managed Income Fund, Series of Managed Portfolio Series
125.	LK Balanced Fund, Series of Managed Portfolio Series
126.	Muhlenkamp Fund, Series of Managed Portfolio Series
127.	Nuance Concentrated Value Fund, Series of Managed Portfolio Series
128.	Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
129.	Olstein All Cap Value Fund, Series of Managed Portfolio Series
130.	Olstein Strategic Opportunities Fund, Series of Managed Portfolio Series
131.	Port Street Quality Growth Fund, Series of Managed Portfolio Series
132.	Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
133.	Principal Street Short Term Municipal Fund, Series of Managed Portfolio Series
134.	Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
135.	Reinhart International PMV Fund, Series of Managed Portfolio Series
136.	Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
137.	Tortoise Energy Infrastructure and Income Fund, Series of Managed Portfolio Series
138.	Tortoise Energy Infrastructure Total Return Fund, Series of Managed Portfolio Series
139.	Tortoise North American Pipeline Fund, Series of Managed Portfolio Series
140.	Tremblant Global ETF, Series of Managed Portfolio Series
141.	Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
142.	Hood River International Opportunity Fund, Series of Manager Directed Portfolios
143.	Hood River New Opportunities Fund, Series of Manager Directed Portfolios
144.	Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
145.	Mar Vista Strategic Growth Fund, Series of Manager Directed Portfolios
146.	SanJac Alpha Core Plus Bond ETF, Series of Manager Directed Portfolios
147.	SanJac Alpha Low Duration ETF, Series of Manager Directed Portfolios
148.	SWP Growth & Income ETF, Series of Manager Directed Portfolios
149.	Vert Global Sustainable Real Estate ETF, Series of Manager Directed Portfolios
150.	Mason Capital Fund Trust
151.	Matrix Advisors Funds Trust
152.	Matrix Advisors Value Fund, Inc.
153.	Monetta Trust
154.	Nicholas Equity Income Fund, Inc.
155.	Nicholas Fund, Inc.
156.	Nicholas II, Inc.
157.	Nicholas Limited Edition, Inc.
158.	Oaktree Diversified Income Fund Inc.
159.	Permanent Portfolio Family of Funds
160.	Perritt Funds, Inc.
161.	Procure ETF Trust II
162.	Professionally Managed Portfolios
163.	Prospector Funds, Inc.
164.	Provident Mutual Funds, Inc.
165.	Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.

166.	Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
167.	Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
168.	Aquarius International Fund, Series of The RBB Fund, Inc.
169.	Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
170.	Boston Partners Emerging Markets Dynamic Equity Fund, Series of The RBB Fund, Inc.
171.	Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
172.	Boston Partners Global Sustainability Fund, Series of The RBB Fund, Inc.
173.	Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
174.	Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
175.	Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
176.	Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
177.	F/m 10-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
178.	F/m 2-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
179.	F/m 3-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
180.	F/m Emerald Life Sciences Innovation ETF, Series of The RBB Fund, Inc.
181.	F/m Opportunistic Income ETF, Series of The RBB Fund, Inc.
182.	Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
183.	Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
184.	Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
185.	Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
186.	Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
187.	Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
188.	Optima Strategic Credit Fund, Series of The RBB Fund, Inc.
189.	SGI Dynamic Tactical ETF, Series of The RBB Fund, Inc.
190.	SGI Enhanced Core ETF, Series of The RBB Fund, Inc.
191.	SGI Enhanced Global Income ETF, Series of The RBB Fund, Inc.
192.	SGI Global Equity Fund, Series of The RBB Fund, Inc.
193.	SGI Peak Growth Fund, Series of The RBB Fund, Inc.
194.	SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
195.	SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
196.	SGI U.S. Large Cap Core ETF, Series of The RBB Fund, Inc.
197.	SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
198.	SGI U.S. Small Cap Equity Fund, Series of The RBB Fund, Inc.
199.	US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
200.	US Treasury 12 Month Bill ETF, Series of The RBB Fund, Inc.
201.	US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
202.	US Treasury 20 Year Bond ETF, Series of The RBB Fund, Inc.
203.	US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
204.	US Treasury 3 Year Note ETF, Series of The RBB Fund, Inc.
205.	US Treasury 30 Year Bond ETF, Series of The RBB Fund, Inc.
206.	US Treasury 5 Year Note ETF, Series of The RBB Fund, Inc.
207.	US Treasury 6 Month Bill ETF, Series of The RBB Fund, Inc.
208.	US Treasury 7 Year Note ETF, Series of The RBB Fund, Inc.
209.	WPG Partners Select Hedged Fund, Series of The RBB Fund, Inc.
210.	WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
211.	WPG Partners Small Cap Value Diversified Fund, Series of The RBB Fund, Inc.
212.	The RBB Fund Trust
213.	RBC Funds Trust
214.	Rockefeller Municipal Opportunities Fund
215.	Series Portfolios Trust
216.	Thompson IM Funds, Inc.

217.	Tortoise Capital Series Trust
218.	TrimTabs ETF Trust
219.	Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
220.	Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
221.	CrossingBridge Low Duration High Income Fund, Series of Trust for Professional Managers
222.	CrossingBridge Nordic High Income Bond Fund, Series of Trust for Professional Managers
223.	CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
224.	CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
225.	RiverPark Strategic Income Fund, Series of Trust for Professional Managers
226.	Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
227.	Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
228.	Jensen Quality MidCap Fund, Series of Trust for Professional Managers
229.	Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
230.	Rockefeller US Small Cap Core Fund, Series of Trust for Professional Managers
231.	USQ Core Real Estate Fund
232.	Wall Street EWM Funds Trust
233.	Wisconsin Capital Funds, Inc.

(b) To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	Three Canal Plaza, Suite 100, Portland, ME 04101	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Weston Sommers	Three Canal Plaza, Suite 100, Portland ME 04101	Financial and Operations Principal and Chief Financial Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Susan L. LaFond	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer and Treasurer	None

(c) Not applicable.

Item 33. Location of Accounts and Records

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained at the offices of:

Horizon Investments, LLC, 6210 Ardrey Kell Road, Suite 300, Charlotte, North Carolina 28277 (records relating to its function as investment adviser of the Horizon Funds).

Exchange Traded Concepts, LLC, 10900 Hefner Pointe Dr #400, Oklahoma City, Oklahoma 73120 (records relating to its function as investment sub-adviser of the Horizon Funds

U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (records relating to its function as administrator, transfer agent and dividend disbursing agent).

U.S. Bank, N.A., 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin, 53212 (records relating to its function as custodian).

Quasar Distributors, LLC, Three Canal Plaza, Suite 100, Portland, ME 04101 (records relating to its function as distributor).

Item 34. Management Services

Not applicable.

Item 35. Undertakings

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933, and the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Charlotte, and State of North Carolina on November 3, 2025.

Horizon Funds

By:	/s/ John Drahzal
John Drahzal
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ John Drahzal	President and Trustee	November 3, 2025
John Drahzal

John W. Davidson*	Trustee	November 3, 2025
John W. Davidson

Todd W. Gaylord*	Trustee	November 3, 2025
Todd W. Gaylord

Thomas W. Okel*	Trustee	November 3, 2025
Thomas W. Okel

/s/ Steve Terry	Treasurer	November 3, 2025
Steve Terry

*By	/s/ Matthew Chambers
Matthew Chambers

*	As Attorney-in-Fact pursuant to Powers of Attorney previously filed and incorporated herein by reference.

EXHIBIT INDEX

Exhibit No.	Description
(d)(31)	Form of Investment Advisory Agreement between the Registrant, on behalf of Horizon Small/Mid Cap Core Equity ETF, and Horizon Investments, LLC.
(d)(33)	Form of Investment Advisory Agreement between the Registrant, on behalf of Horizon International Equity ETF, and Horizon Investments, LLC.
(d)(35)	Form of Investment Advisory Agreement between the Registrant, on behalf of Horizon International Managed Risk ETF, and Horizon Investments, LLC.
(e)(11)	Form of Second Amendment to the ETF Distribution Agreement between the Registrant and Quasar Distributors, LLC
(g)(13)	Second Amendment to the ETF Custody Agreement between the Registrant and U.S. Bancorp Fund Services, dated October 28, 2025.
(h)(58)	Second Amendment to the Horizon Funds ETF Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, dated October 30, 2025.
(h)(59)	Second Amendment to the Horizon Funds ETF Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, dated October 30, 2025.
(h)(60)	Second Amendment to the Horizon Funds ETF Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, dated October 30, 2025.
(i)(6)	Opinion and consent of counsel relating to Horizon Small/Mid Cap Core Equity ETF, Horizon International Equity ETF, and Horizon International Managed Risk ETF.
(j)	Consent of Independent Registered Public Accounting Firm.
(m)(4)	Third Amended and Restated Distribution Plan pursuant to Rule 12b-1.